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                        ARMADA FUNDS SEMI - ANNUAL REPORT
         EQUITY, ASSET ALLOCATION, FIXED INCOME AND TAX FREE BOND FUNDS
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                               NOVEMBER 30, 2002



                                [GRAPHIC OMITTED]
                                ARMADA(R) FUNDS
                                WWW.ARMADAFUNDS.COM

EQUITY FUNDS
CORE EQUITY FUND
EQUITY GROWTH FUND
EQUITY INDEX FUND
INTERNATIONAL EQUITY FUND
LARGE CAP ULTRA FUND
LARGE CAP VALUE FUND
MID CAP GROWTH FUND
SMALL CAP GROWTH FUND
SMALL CAP VALUE FUND
SMALL/MID CAP VALUE FUND
TAX MANAGED EQUITY FUND
ASSET ALLOCATION FUNDS
AGGRESSIVE ALLOCATION FUND
BALANCED ALLOCATION FUND
CONSERVATIVE ALLOCATION FUND
FIXED INCOME FUNDS
BOND FUND
GNMA FUND
INTERMEDIATE BOND FUND
LIMITED MATURITY BOND FUND
TOTAL RETURN ADVANTAGE FUND
U.S. GOVERNMENT INCOME FUND
TAX FREE BOND FUNDS
MICHIGAN MUNICIPAL BOND FUND
NATIONAL TAX EXEMPT BOND FUND
OHIO TAX EXEMPT BOND FUND
PENNSYLVANIA MUNICIPAL BOND FUND
MONEY MARKET FUNDS
GOVERNMENT MONEY MARKET FUND
MONEY MARKET FUND
OHIO MUNICIPAL MONEY MARKET FUND
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
TAX EXEMPT MONEY MARKET FUND
TREASURY MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND

Chairman's Message .......................................................... 1

Economic and Market Overview ................................................ 2

Armada Sales Charge Information ............................................. 4


FINANCIAL STATEMENTS

Financial Highlights ........................................................ 6

Statements of Net Assets ....................................................24

Statements of Operations ....................................................94

Statements of Changes in Net Assets .........................................98

Notes to Financial Statements ............................................. 108

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             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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NATIONAL CITY INVESTMENT MANAGEMENT COMPANY (IMC) SERVES AS INVESTMENT ADVISER TO ARMADA FUNDS, FOR WHICH IT RECEIVES AN INVESTMENT ADVISORY FEE. ARMADA FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION COMPANY (SIDC), OAKS, PA 19456. SIDC IS NOT AFFILIATED WITH IMC AND IS NOT A BANK. MUTUAL FUNDS INVOLVE RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL. CURRENT PERFORMANCE MAY BE LOWER THAN THE PERFORMANCE FIGURES QUOTED HEREIN DUE TO RECENT MARKET VOLATILITY. FOR MORE COMPLETE INFORMATION ABOUT ARMADA FUNDS, INCLUDING CHARGES, EXPENSES AND PERFORMANCE, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-622-FUND
(3863) FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                              CHAIRMAN'S MESSAGE

January 2003

DEAR SHAREHOLDERS:

During the six-month period ended November 30, 2002, the markets created a challenging environment for equity investors. Total assets of the funds declined 3.4% to $16.8 billion despite modest net inflows from shareholders. Equity fund assets are now just over 20% of the fund's total assets. Money market fund assets represent 64% while the allocation, fixed income and tax exempt funds comprise the remaining 16%. The following pages of this report contain relevant financial information regarding each equity, fixed income and asset allocation fund.

ADDITIONAL FUND OFFERINGS IN 2002

We continue to develop and enhance products and services for our shareholders. At the time of our last report, we announced the opening of the Small/Mid Cap Value Fund. The fund has been well received and has generated more than $20 million in new assets as of the end of this reporting period. On December 2, 2002, we expanded the fixed income fund offerings with the addition of the Armada Short Duration Bond Fund. This bond fund seeks to provide current income and preserve capital by investing in a portfolio of short-term, investment grade bonds.

REVAMPED WEB SITE

The October launch of Armada's new Web site was met with great success. During the first month, the site experienced a 600% increase in visitors who viewed more than 1,000,000 pages. The new navigation and streamlined presentation of portfolio information puts accurate and timely data at your fingertips. The site continues to offer fund pricing, yields and distributions as well as prospectuses, manager biographies and fund applications. If you haven't visited the new site yet, please do so and give us your feedback.

If you have any questions regarding your investment or either of our newest funds, please contact your financial advisor, visit our Web site at www.armadafunds.com, or call 1-800-622-FUND (3863). Thank you for your continued investment in Armada Funds and best wishes to you in the coming year.

Sincerely,

/s/ Robert D. Neary

Robert D. Neary
Chairman

                                                             NOVEMBER 30, 2002 1

ECONOMIC AND MARKET OVERVIEW

January 2003

Dear Investor:

The U.S. economy's tentative recovery picked up some speed in late 2002 with annualized gross domestic product (GDP) improving by 3% during the third quarter. Eleven rate cuts made in 2001 by the Federal Reserve Board finally began working their way through the system, although the repercussions from 9/11 delayed their impact. To offer further protection from the possibility of a double-dip recession, Alan Greenspan & Company lowered the federal funds rate by another 50 basis points (100 basis points is equivalent to 1 percentage point) in November 2002 to a scant 1.25%. It currently stands at its lowest level in more than 40 years. The $1.35 trillion tax package enacted by Congress is likely to also have a positive impact as it continues to be phased in, as will President Bush's recently proposed economic stimulus package if enacted. Moreover, the continued decline in weekly jobless claims leads us to believe that the unemployment rate has probably topped out at just above 6%.

Unfortunately, corporate earnings remained virtually flat due to intense pricing pressure at the consumer level and the remaining glut in capacity. We have seen clear indications, though, that this situation has begun to improve. For example, the Institute of Supply Management reported on January 2, 2003, that manufacturing activity finally began to expand again in December 2002. Growth in the service sector of the U.S. economy had already improved for 10 consecutive months. Factor in continued strong productivity gains along with declining labor costs, and a minimum 10% gain in corporate profits appears likely in 2003.

THE S&P 500 INDEX FALLS AGAIN

Along with the challenging earnings environment, the equity markets contended with the fallout from WorldCom, Enron, and a raft of other corporate governance scandals as well as the possibility of another war with Iraq. The S&P 500 Composite Index lost 11.49%* of its value for the six months ended November 30, 2002. This marked the third consecutive year of a decline in the large cap benchmark, something that hasn't happened since 1939-41. Small cap stocks fared just as poorly, with the Russell 2000 Index dropping 16.03% for the six months ended November 30, 2002. Moreover, every sector finished 2002 in the red. Technology and telecom sectors were the calendar year's biggest laggards, off 37.4% and 34.1%, respectively.

*ALL RETURN FIGURES FACTOR IN DIVIDENDS.

Mutual fund investors, who own roughly one-fifth of the stock market by capitalization, certainly contributed to the decline. According to the Investment Company Institute, stock funds as a group experienced a net outflow of $19.87 billion for the first 11 months of 2002. Complete figures for 2002 were not released by press time, but equity funds will have likely experienced their first full-year net outflows since 1988.

Given the improved corporate earnings outlook, the equity market appears undervalued as 2003 gets underway. Admittedly, the S&P 500 still trades at a relatively lofty 17 times earnings, but that ratio hovers around historic lows after adjusting for today's low interest- and inflation-rate environment. Small cap growth stocks look even more attractive. They have historically been among the top performers in low-interest-rate environments and in the early stages of a recovery. On a valuation basis, the Russell 2000 Growth Index trades at little more than twice book value. A multiple of three times book value has been its historic norm.

TREASURY PRICES HIT 40 - YEAR HIGHS

The equity market's woes proved a boon to fixed income investors as the Lehman U.S. Aggregate Bond Index finished the six months ended November 30, 2002 up 4.98%. Treasurys, in particular, benefited from a "fright to quality"as investors forked over a hefty premium to be insulated from the volatility of equities and geopolitical uncertainty. The yields on the benchmark 10-year Treasury note (which moves in the opposite direction of its price) fell to a 40-year low of 3.58% on October 9 and ended the calendar year at 3.80%. Indeed, 2002 may be remembered best by investors as the year in which "return of principal" temporarily supplanted "return on principal"as the market's guiding mantra.

As Treasury prices soared, corporate bonds suffered from a raft of credit downgrades throughout the telecom and energy industries as well as outright defaults by the likes of Conseco, Enron, and WorldCom. As a result, the yield spread between Treasurys and corporates hovered near its historic high as 2002 came to a close. If the economy continues to recover and the conflict with Iraq resolves itself quickly, then this situation should correct itself.

Yields on 10-year Treasurys are likely to climb back over 5% in anticipation of a Fed tightening. Indeed, 5.5% to 6% yields before the end of 2003 would not be out of the question. At the same time, investors will likely take advantage of the tremendous value to be found in corporates. We anticipate a "dash to trash" as investors eye spreads in the

2 November 30, 2002

                                                    ECONOMIC AND MARKET OVERVIEW

single-B and double-B markets, which are currently some 500 to 850 basis points off the Treasury curve. Since high-yield default levels still remain high, careful security selection and diversification will remain key.

GROWTH IN EUROPE LAGS THE UNITED STATES

Not surprisingly, Europe's economy and equity markets lagged those of the United States. GDP climbed barely 1% while an inflation-focused European Central Bank
(ECB) waited until December to make its first rate cut of the year. Although welcome, the 50-basis-point easing still left the euro zone's short-term interest rates more than double those of the United States.

Europe remains weighted down by rigid labor markets and high unemployment. On a reform basis, the continent continues to run in place. Take Germany, the euro zone's largest economy. A year ago we heard promising talk from Chancellor Gerhard Schroder of freeing up capital markets and abolishing the capital gains tax. Then in November, the German cabinet proposed a 15% tax on individual profits, along with higher pension costs for employers and employees. Yet, Germany is a country already groaning under some of the highest taxes in the world. Its leading equity index, the Frankfurt Xetra Dax, turned in the worst performance among the continent's major indices and plummeted for the calendar year 43.9% in local currency-terms. The broader Morgan Stanley MSCI EMU Index fell 21.07% for the six months ended November 30, 2002 in local terms. In U.S. dollars, this index lost 15.14% for the period as the euro gained 17.95% for the calendar year versus the dollar and soared past parity.

Despite the above-mentioned challenges, European equities do appear less expensive than their U.S. counterparts on a valuation basis. Moreover, the euro is likely to gain even more ground versus the dollar in 2003. Although that would make European exports more expensive, a stronger euro would further reduce the specter of inflation and make it easier for the ECB to continue easing. U.S. investors would also reap immediate gains when their European holdings are converted back to dollars.

JAPAN STRUGGLES WITH DEFLATION,
REGIONAL COMPETITION

Turning to Asia, Japan continues to suffer from the worst deflationary environment since the 1930s and may have already entered its fourth recession in a decade. Prime Minister Junichiro Koizumi and his economic minister, Heizo Takenaka, have yet to address the nation's crippled financial system by, among other things, forcing the banks to write off some $430 billion in bad loans. Although Japan's $5.4 trillion debt makes its indebtedness already the highest among industrialized nations, Koizumi has forsaken his pledge of limiting new annual debt issuance to 30 trillion yen ($243 billion) to help prop up the economy. In local terms, the Nikkei 225 Index finished the calendar year down 18.63% and stood near its lowest level in two decades.

Japan faces yet another roadblock to its recovery.This country, never a great innovator but one that built its reputation on production prowess, now faces intense competition from Asian tigers, South Korea and Taiwan, as well as mainland China. In a remarkably brief period of time, China--whose economy grew by 8% in 2002--has expanded its power in the region and eclipsed Japan in its share of world exports. To be sure, Japan still boasts several world-class exporters--SONY and Canon among them--but these companies aren't getting the support that a stronger domestic economy, an increasing price level, and a much-devalued yen would bring.

CONCLUSION

We're sanguine about the prospects for the U.S. economy in 2003. U.S. investors should return to stocks based on both improving corporate profits and difficult-to-ignore valuations. As a result, a fourth consecutive year of negative equity returns appears highly unlikely. As the economy improves and more money moves into stocks, U.S. Treasury yields should return to higher and more traditional equilibrium levels. Europe still faces a rigid regulatory environment and high taxes, but its markets appear attractive on a valuation basis. Assuming risk premiums come down, Asia excluding Japan and other emerging markets appear poised to outperform.

Sincerely,


/s/ Donald L. Ross

Donald L. Ross
President and Chief Investment Officer
National City Investment Management Company

                                                             NOVEMBER 30, 2002 3

ARMADA SALES CHARGE INFORMATION

The following information is helpful for a complete understanding of the performance figures presented within this report.

The return and principal value of an investment will fluctuate. When redeemed, shares may be worth more or less than their original cost.

Certain sales charges are associated with the purchase of Class A, B, C and H Shares. Based on a $10,000 purchase, the following sales charges were in effect as of November 30, 2002 and were used to calculate performance for the respective share classes of each fund.

 o Each of the equity funds have a front-end sales charge of 5.50% for Class A Shares except the Equity Index Fund which has a 3.75% front-end sales charge.

 o There is a 4.75% front-end sales charge for Class A Shares for the following funds: Aggressive Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Bond Fund, GNMA Fund, Intermediate Bond Fund, Total Return Advantage Fund, U.S. Government Income Fund, Michigan Municipal Bond Fund and the National Tax Exempt Bond Fund.

 o The Limited Maturity Bond Fund has a 2.75% front-end sales charge for Class A Shares.

 o The Ohio Tax Exempt Bond Fund and the Pennsylvania Municipal Bond Fund have a front-end sales charge of 3.00% for Class A Shares.

 o All Class B Shares have a maximum deferred sales charge of 5.00%. This charge declines from 5.00% in the first year to 0.00% after five years, as outlined in the prospectus.

 o All Class C Shares have a maximum deferred sales charge of 1.00%. This charge is applied on redemptions of shares that are held for less than 18 months.

 o All Class H Shares have a 1.00% front-end sales charge and a maximum deferred sales charge of 1.00%. This charge is applied on redemptions of shares that are held for less than 18 months.

Class I Shares are sold primarily to banks and trust companies which are affiliated with National City Corporation. Certain account level charges may apply.

4  NOVEMBER 30, 2002

                     This page is intentionally left blank.

FINANCIAL HIGHLIGHTS
EQUITY FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31,

              NET ASSET                    REALIZED AND    DIVIDENDS       DISTRIBUTIONS
                VALUE,         NET          UNREALIZED     FROM NET          FROM NET      NET ASSET
              BEGINNING    INVESTMENT     GAINS (LOSSES)  INVESTMENT         REALIZED     VALUE, END    TOTAL
              OF PERIOD   INCOME/(LOSS)    ON SECURITIES    INCOME        CAPITAL GAINS    OF PERIOD    RETURN+
----------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND
----------------------------------------------------------------------------------------------------------------
CLASS I
2002*          $10.87           $ 0.04 1     $(1.43)        $(0.03)          $(0.00)        $ 9.45      (12.73)%
2002            12.27             0.05 1      (1.15)         (0.04)           (0.26)         10.87       (8.99)
2001            14.88             0.02        (0.71)         (0.00)           (1.92)         12.27       (5.63)
2000            13.75             0.02         1.65          (0.01)           (0.53)         14.88       12.31
1999            11.35            (0.02) 1      2.94          (0.01)           (0.51)         13.75       26.08
1998 2          10.00             0.05         1.35          (0.05)           (0.00)         11.35       14.03
CLASS A
2002*          $10.77           $ 0.03 1     $(1.41)        $(0.02)          $(0.00)        $ 9.37      (12.79)%
2002            12.16             0.02 1      (1.13)         (0.02)           (0.26)         10.77       (9.19)
2001            14.80            (0.02)       (0.70)         (0.00)           (1.92)         12.16       (5.91)
2000            13.71            (0.00)        1.62          (0.00)           (0.53)         14.80       11.98
1999            11.34            (0.05) 1      2.93          (0.00)           (0.51)         13.71       25.78
1998 2          10.00             0.04         1.34          (0.04)           (0.00)         11.34       13.85
CLASS B
2002*          $10.48           $(0.01) 1    $(1.37)        $(0.00)          $(0.00)        $ 9.10      (13.17)%
2002            11.91            (0.05) 1     (1.12)         (0.00)           (0.26)         10.48       (9.87)
2001            14.62            (0.06)       (0.73)         (0.00)           (1.92)         11.91       (6.49)
2000            13.63            (0.07)        1.59          (0.00)           (0.53)         14.62       11.31
1999            11.33            (0.16) 1      2.97          (0.00)           (0.51)         13.63       25.17
1998 2          10.25            (0.00)        1.08          (0.00)           (0.00)         11.33       10.54
CLASS C
2002*          $10.48           $(0.01) 1    $(1.36)        $(0.00)          $(0.00)        $ 9.11      (13.07)%
2002            11.92            (0.04) 1     (1.14)         (0.00)           (0.26)         10.48       (9.94)
2001            14.63            (0.06)       (0.73)         (0.00)           (1.92)         11.92       (6.48)
20002           14.55            (0.05)        0.13          (0.00)           (0.00)         14.63        0.55
CLASS H
2002*          $10.49           $(0.00) 1    $(1.38)        $(0.01)          $(0.00)        $ 9.10      (13.14)%
2002 2          10.68             0.00 1      (0.19)         (0.00)           (0.00)         10.49       (1.78)

                                                             RATIO          RATIO OF NET
                                           RATIO OF NET   OF EXPENSES    INVESTMENT INCOME/
                               RATIO OF     INVESTMENT     TO AVERAGE    (LOSS) TO AVERAGE
                NET ASSETS     EXPENSES    INCOME/(LOSS)   NET ASSETS        NET ASSETS       PORTFOLIO
                  END OF      TO AVERAGE   TO AVERAGE     (BEFORE FEE      (BEFORE FEE        TURNOVER
               PERIOD (000)   NET ASSETS    NET ASSETS      WAIVERS)         WAIVERS)           RATE
--------------------------------------------------------------------------------------------------------
CORE EQUITY FUND
--------------------------------------------------------------------------------------------------------
CLASS I
2002*             $131,351       0.95%          0.82%          0.95%           0.82%               36%
2002               141,177       0.97           0.47           0.97            0.47               112
2001               126,203       0.99           0.08           1.04            0.03                34
2000               141,207       1.00           0.03           1.06           (0.03)               37
1999               145,603       0.98          (0.15)          0.98           (0.15)               43
1998 2             110,504       0.89           0.61           1.06            0.44                60
CLASS A
2002*             $  2,935       1.20%          0.57%          1.20%           0.57%               36%
2002                 3,313       1.22           0.22           1.22            0.22               112
2001                 3,987       1.24          (0.17)          1.29           (0.22)               34
2000                 4,146       1.25          (0.22)          1.31           (0.28)               37
1999                 1,731       1.23          (0.40)          1.23           (0.40)               43
1998 2                 408       1.14           0.14           1.30            0.04                60
CLASS B
2002*             $  1,657       1.91%         (0.14)%         1.91%          (0.14)%              36%
2002                 2,013       1.93          (0.49)          1.93           (0.49)              112
2001                 2,052       1.94          (0.87)          1.94           (0.87)               34
2000                 1,840       1.96          (0.93)          1.96           (0.93)               37
1999                 1,106       1.94          (1.11)          1.94           (1.11)               43
1998 2                   2       1.83          (0.51)          2.00           (0.50)               60
CLASS C
2002*             $    423       1.91%         (0.14)%         1.91%          (0.14)%              36%
2002                   499       1.93          (0.49)          1.93           (0.49)              112
2001                    50       1.94          (0.87)          1.94           (0.87)               34
2000 2                   2       1.96          (0.93)          1.96           (0.93)               37
CLASS H
2002*             $     84       1.91%         (0.14)%         1.91%          (0.14)%              36%
2002 2                   7       1.94           0.11           1.94            0.11               112

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1  PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 CORE EQUITY FUND CLASS I, CLASS A, CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON AUGUST 1, 1997, AUGUST 1, 1997, JANUARY 6, 1998, JANUARY 20, 2000 AND MAY 1, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

6 NOVEMBER 30, 2002

                                                            FINANCIAL HIGHLIGHTS
                                                                    EQUITY FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31,

                   NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
                     VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
                   BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
                   OF PERIOD   INCOME/(LOSS)    ON SECURITIES      INCOME        CAPITAL GAINS    OF PERIOD    RETURN+
----------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*               $19.54       $ 0.03 1         $(2.65)        $(0.02)             $(0.00)       $16.90      (13.38)%
2002                 24.36         0.01 1          (4.62)         (0.00)              (0.21)        19.54      (19.03)
2001                 28.89        (0.01) 1         (3.40)         (0.00)              (1.12)        24.36      (12.26)
2000                 24.61         0.00 1           4.55          (0.01)              (0.26)        28.89       18.49
1999                 21.35        (0.03) 1          4.28          (0.00)              (0.99)        24.61       20.16
1998                 18.63        (0.00)            5.00          (0.01)              (2.27)        21.35       28.65
CLASS A
2002*               $19.34       $ 0.01 1         $(2.63)        $(0.01)             $(0.00)       $16.71      (13.57)%
2002                 24.17        (0.04) 1         (4.58)         (0.00)              (0.21)        19.34      (19.23)
2001                 28.76        (0.07) 1         (3.40)         (0.00)              (1.12)        24.17      (12.53)
2000                 24.55        (0.06) 1          4.53          (0.00)              (0.26)        28.76       18.22
1999                 21.35        (0.09) 1          4.28          (0.00)              (0.99)        24.55       19.88
1998                 18.67        (0.04)            4.99          (0.00)              (2.27)        21.35       28.32
CLASS B
2002*               $18.81       $(0.05) 1        $(2.56)        $(0.00)             $(0.00)       $16.20      (13.88)%
2002                 23.67        (0.19) 1         (4.46)         (0.00)              (0.21)        18.81      (19.77)
2001                 28.37        (0.26) 1         (3.32)         (0.00)              (1.12)        23.67      (13.10)
2000                 24.33        (0.26) 1          4.56          (0.00)              (0.26)        28.37       17.68
1999                 21.28        (0.27) 1          4.31          (0.00)              (0.99)        24.33       19.22
1998 2               19.44        (0.24)            2.08          (0.00)              (0.00)        21.28        9.47
CLASS C
2002*               $18.82       $(0.05) 1        $(2.56)        $(0.00)             $(0.00)       $16.21      (13.87)%
2002                 23.69        (0.19) 1         (4.47)         (0.00)              (0.21)        18.82      (19.79)
2001                 28.38        (0.26) 1         (3.31)         (0.00)              (1.12)        23.69      (13.06)
2000 2               28.04        (0.08) 1          0.42          (0.00)              (0.00)        28.38        1.21
CLASS H
2002*               $18.82       $(0.05) 1        $(2.55)        $(0.00)             $(0.00)       $16.22      (13.82)%
2002 2               19.74        (0.06) 1         (0.86)         (0.00)              (0.00)        18.82       (4.66)


                                                              RATIO         RATIO OF NET
                                           RATIO OF NET    OF EXPENSES    INVESTMENT INCOME/
                               RATIO OF     INVESTMENT      TO AVERAGE    (LOSS) TO AVERAGE
                NET ASSETS     EXPENSES    INCOME/(LOSS)    NET ASSETS        NET ASSETS      PORTFOLIO
                 END OF       TO AVERAGE    TO AVERAGE     (BEFORE FEE      (BEFORE FEE       TURNOVER
               PERIOD (000)   NET ASSETS    NET ASSETS       WAIVERS)         WAIVERS)          RATE
--------------------------------------------------------------------------------------------------------
EQUITY GROWTH FUND
--------------------------------------------------------------------------------------------------------
Class I
2002*         $  568,387        0.91%         0.37%           0.91%             0.37%            30%
2002             699,863        0.92          0.05            0.92              0.05             52
2001             965,165        0.93         (0.03)           0.98             (0.08)            18
2000           1,251,015        0.90          0.01            0.96             (0.05)            25
1999           1,262,154        0.92         (0.11)           0.92             (0.11)            57
1998             352,413        0.98         (0.01)           0.98             (0.01)           260
Class A
2002*         $   85,378        1.16%         0.12%           1.16%             0.12%            30%
2002             103,258        1.17         (0.20)           1.17             (0.20)            52
2001             139,717        1.18         (0.28)           1.23             (0.33)            18
2000             180,000        1.15         (0.24)           1.21             (0.30)            25
1999             156,356        1.17         (0.36)           1.17             (0.36)            57
1998              12,380        1.23         (0.26)           1.23             (0.26)           260
Class B
2002*         $    2,544        1.87%        (0.59)%          1.87%            (0.59)%           30%
2002               2,972        1.88         (0.91)           1.88             (0.91)            52
2001               3,770        1.88         (0.98)           1.88             (0.98)            18
2000               3,713        1.86         (0.95)           1.86             (0.95)            25
1999               1,400        1.88         (1.07)           1.88             (1.07)            57
19982                 24        1.92         (0.92)           1.92             (0.92)           260
Class C
2002*         $      569        1.87%        (0.59)%          1.87%            (0.59)%           30%
2002                 654        1.88         (0.91)           1.88             (0.91)            52
2001                 436        1.88         (0.98)           1.88             (0.98)            18
2000 2               263        1.86         (0.95)           1.86             (0.95)            25
Class H
2002*         $       82        1.87%        (0.59)%          1.87%            (0.59)%           30%
2002 2                25        1.88         (0.93)           1.88             (0.93)            52

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1  PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 EQUITY GROWTH FUND CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON JANUARY 6, 1998, JANUARY 27, 2000 AND FEBRUARY 5, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                             NOVEMBER 30, 2002 7

                                                            FINANCIAL HIGHLIGHTS
                                                                    EQUITY FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31,

                   NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
                     VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
                   BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
                   OF PERIOD   INCOME/(LOSS)    ON SECURITIES      INCOME        CAPITAL GAINS    OF PERIOD    RETURN+
----------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*              $  9.21         $ 0.05 1       $ (1.13)         $(0.06)           $(0.00)       $ 8.07      (11.74)%
2002                 10.84           0.11 1         (1.63)          (0.11)            (0.00)         9.21      (14.11)
2001                 12.25           0.11           (1.41)          (0.11)            (0.00)        10.84      (10.64)
2000                 11.32           0.13            0.99           (0.13)            (0.06)        12.25        9.92
1999 2               10.00           0.11            1.29           (0.08)            (0.00)        11.32       14.16
CLASS A
2002*              $  9.18         $ 0.05 1       $ (1.13)         $(0.05)           $(0.00)       $ 8.05      (11.78)%
2002                 10.82           0.08 1         (1.64)          (0.08)            (0.00)         9.18      (14.44)
2001                 12.22           0.08           (1.40)          (0.08)            (0.00)        10.82      (10.82)
2000                 11.29           0.09            1.01           (0.11)            (0.06)        12.22        9.70
1999 2                9.09           0.07            2.18           (0.05)            (0.00)        11.29       24.83
CLASS B
2002*              $  9.14         $ 0.02 1       $ (1.13)         $(0.02)           $(0.00)       $ 8.01      (12.17)%
2002                 10.79           0.01 1         (1.64)          (0.02)            (0.00)         9.14      (15.16)
2001                 12.20           0.01           (1.41)          (0.01)            (0.00)        10.79      (11.47)
2000 2               12.04           0.01            0.17           (0.02)            (0.00)        12.20        1.46
CLASS C
2002*              $  9.15         $ 0.02 1       $ (1.13)         $(0.02)           $(0.00)       $ 8.02      (12.16)%
2002                 10.79           0.01 1         (1.64)          (0.01)            (0.00)         9.15      (15.08)
2001                 12.20           0.00           (1.40)          (0.01)            (0.00)        10.79      (11.51)
2000 2               12.61           0.01           (0.41)          (0.01)            (0.00)        12.20       (3.17)
CLASS H
2002*              $  9.13         $ 0.02 1       $ (1.13)         $(0.02)           $(0.00)       $ 8.00      (12.19)%
2002 2                9.51           0.01 1         (0.37)          (0.02)            (0.00)         9.13       (3.83)
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*              $  9.75         $ 0.03 1       $ (1.84)         $(0.00)           $(0.00)       $ 7.94      (18.56)%
2002                 10.89           0.06 1         (1.16)          (0.04)            (0.00)         9.75      (10.09)
2001                 15.05           0.03 1         (3.19)          (0.00)            (1.00)        10.89      (22.74)
2000                 10.91           0.01            4.23           (0.03)            (0.07)        15.05       38.90
1999                 10.86          (0.01)           0.11           (0.05)            (0.00)        10.91        0.95
1998 3               10.00           0.08            0.79           (0.01)            (0.00)        10.86        8.76
CLASS A
2002*              $  9.68         $ 0.01 1       $ (1.82)         $(0.00)           $(0.00)       $ 7.87      (18.70)%
2002                 10.81           0.04 1         (1.16)          (0.01)            (0.00)         9.68      (10.35)
2001                 14.97          (0.01) 1        (3.15)          (0.00)            (1.00)        10.81      (22.88)
2000                 10.87          (0.03)           4.21           (0.01)            (0.07)        14.97       38.50
1999                 10.82          (0.01)           0.10           (0.04)            (0.00)        10.87        0.84
1998 3               10.00           0.04            0.79           (0.01)            (0.00)        10.82        8.28
CLASS B
2002*              $  9.46         $(0.01) 1      $ (1.78)         $(0.00)           $(0.00)       $ 7.67      (18.92)%
2002                 10.62          (0.04) 1        (1.12)          (0.00)            (0.00)         9.46      (10.92)
2001                 14.83          (0.10) 1        (3.11)          (0.00)            (1.00)        10.62      (23.47)
2000                 10.83          (0.10)           4.17           (0.00)            (0.07)        14.83       37.61
1999                 10.83          (0.07)           0.08           (0.01)            (0.00)        10.83        0.10
1998 3                9.30           0.05            1.48           (0.00)            (0.00)        10.83       16.45
CLASS C
2002*              $  9.46         $(0.01) 1      $ (1.78)         $(0.00)           $(0.00)       $ 7.67      (18.92)%
2002                 10.63          (0.03) 1        (1.14)          (0.00)            (0.00)         9.46      (11.01)
2001                 14.83          (0.10) 1        (3.10)          (0.00)            (1.00)        10.63      (23.40)
2000 3               15.37          (0.04)          (0.50)          (0.00)            (0.00)        14.83       (3.51)
CLASS H
2002*              $  9.46         $(0.03) 1      $ (1.77)         $(0.00)           $(0.00)       $ 7.66      (19.03)%
2002 3                9.34           0.04 1          0.08           (0.00)            (0.00)         9.46        1.28

                                                                  RATIO         RATIO OF NET
                                               RATIO OF NET     OF EXPENSES   INVESTMENT INCOME/
                                   RATIO OF     INVESTMENT      TO AVERAGE    (LOSS) TO AVERAGE
                    NET ASSETS     EXPENSES    INCOME/(LOSS)    NET ASSETS        NET ASSETS      PORTFOLIO
                      END OF       TO AVERAGE   TO AVERAGE      (BEFORE FEE      (BEFORE FEE       TURNOVER
                    PERIOD (000)   NET ASSETS    NET ASSETS       WAIVERS)         WAIVERS)          RATE
-----------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------
CLASS I
2002*                 $263,116       0.34%       1.39%            0.49%            1.24%             3%
2002                   311,120       0.33        1.09             0.48             0.94              4
2001                   332,015       0.36        0.94             0.61             0.69             15
2000                   354,637       0.34        1.02             0.59             0.77             48
1999 2                 253,854       0.20        1.38             0.55             1.03              9
CLASS A
2002*                 $ 10,231       0.59%       1.14%            0.74%            0.99%             3%
2002                     7,889       0.58        0.84             0.73             0.69              4
2001                     7,777       0.61        0.69             0.86             0.44             15
2000                     8,253       0.59        0.77             0.84             0.52             48
1999 2                   3,892       0.36        1.22             0.71             0.87              9
CLASS B
2002*                 $  1,648       1.34%       0.39%            1.49%            0.24%             3%
2002                     1,470       1.33        0.09             1.48            (0.06)             4
2001                     1,080       1.36       (0.06)            1.51            (0.21)            15
2000 2                     524       1.34        0.02             1.49            (0.13)            48
CLASS C
2002*                 $    823       1.34%       0.39%            1.49%            0.24%             3%
2002                       885       1.33        0.09             1.48            (0.06)             4
2001                       649       1.36       (0.06)            1.51            (0.21)            15
2000 2                     277       1.34        0.02             1.49            (0.13)            48
CLASS H
2002*                 $     21       1.34%       0.39%            1.49%            0.24%             3%
2002 2                      57       1.27        0.21             1.42             0.06              4
-------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------
CLASS I
2002*                 $358,080       1.36%       0.68 %           1.36%            0.68%            66%
2002                   517,829       1.34        0.63             1.34             0.63             63
2001                   607,113       1.45        0.21             1.50             0.16            161
2000                   425,328       1.43        0.06             1.49             0.00            124
1999                   199,205       1.43        0.12             1.43             0.12             78
1998 3                 135,942       1.09        1.19             1.24             1.04             28
CLASS A
2002*                 $ 11,898       1.61%       0.43 %           1.61%            0.43%            66%
2002                    12,143       1.59        0.38             1.59             0.38             63
2001                    15,390       1.70       (0.11)            1.75            (0.16)           161
2000                     3,618       1.68       (0.19)            1.74            (0.25)           124
1999                     1,127       1.68       (0.04)            1.68            (0.04)            78
1998 3                     276       1.39        1.49             1.47             1.41             28
CLASS B
2002*                 $  2,168       2.32%      (0.28)%           2.32%           (0.28)%           66%
2002                     3,209       2.30       (0.33)            2.30            (0.33)            63
2001                     5,317       2.41       (0.81)            2.41            (0.81)           161
2000                       623       2.39       (0.90)            2.39            (0.90)           124
1999                        42       2.43       (0.80)            2.43            (0.80)            78
1998 3                       1       2.08        0.59             2.14             0.53             28
CLASS C
2002*                 $    428       2.32%      (0.28)%           2.32%           (0.28)%           66%
2002                       565       2.30       (0.33)            2.30            (0.33)            63
2001                       364       2.41       (0.41)            2.41            (0.41)           161
20003                      165       2.39       (0.90)            2.39            (0.90)           124
CLASS H
2002*                 $     49       2.32%      (0.28)%           2.32%           (0.28)%           66%
2002 3                       6       2.14        3.04             2.14             3.04             63

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1  PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 EQUITY INDEX FUND CLASS I, CLASS A, CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON JULY 10, 1998, OCTOBER 15, 1998, JANUARY 4, 2000, JANUARY 17, 2000 AND FEBRUARY 25, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
3 INTERNATIONAL EQUITY FUND CLASS I, CLASS A, CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON AUGUST 1, 1997, AUGUST 1, 1997, JANUARY 6, 1998, JANUARY 5, 2000 AND APRIL 8, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
SEE NOTES TO FINANCIAL STATEMENTS.

8 NOVEMBER 30, 2002

                                                            FINANCIAL HIGHLIGHTS
                                                                    EQUITY FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

                   NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
                     VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
                   BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
                   OF PERIOD   INCOME/(LOSS)    ON SECURITIES      INCOME        CAPITAL GAINS    OF PERIOD    RETURN+
----------------------------------------------------------------------------------------------------------------------
LARGE CAP ULTRA FUND
----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*               $ 9.41        $(0.00)         $(1.39)         $(0.00)           $(0.00)         $ 8.02     (14.77)%
2002                 12.69         (0.03) 1        (3.25)          (0.00)            (0.00)           9.41     (25.85)
2001                 20.09         (0.06) 1        (4.75)          (0.00)            (2.59)          12.69     (26.18)
2000                 19.81         (0.02)           5.08           (0.00)            (4.78)          20.09      27.25
1999                 16.27         (0.06)           3.90           (0.00)            (0.30)          19.81      23.67
1998 2               14.48         (0.03)           3.52           (0.03) 5          (1.67)          16.27      26.18
1997 3               11.25          0.03            3.31           (0.03)            (0.08)          14.48      29.81
CLASS A
2002*               $ 9.21        $(0.01)         $(1.37)         $(0.00)           $(0.00)         $ 7.83     (14.98)%
2002                 12.45         (0.06) 1        (3.18)          (0.00)            (0.00)           9.21     (26.02)
2001                 19.81         (0.10) 1        (4.67)          (0.00)            (2.59)          12.45     (26.36)
2000                 19.67         (0.06)           4.98           (0.00)            (4.78)          19.81      26.66
1999                 16.19         (0.11)           3.89           (0.00)            (0.30)          19.67      23.42
1998 2               14.44         (0.06)           3.51           (0.03) 5          (1.67)          16.19      25.95
1997 3               11.23         (0.00)           3.30           (0.01)            (0.08)          14.44      29.52
CLASS B
2002*               $ 8.68        $(0.04)         $(1.28)         $(0.00)           $(0.00)         $ 7.36     (15.21)%
2002                 11.82         (0.13) 1        (3.01)          (0.00)            (0.00)           8.68     (26.57)
2001                 19.08         (0.21) 1        (4.46)          (0.00)            (2.59)          11.82     (26.88)
2000                 19.21         (0.13)           4.78           (0.00)            (4.78)          19.08      25.81
1999                 15.95         (0.23)           3.79           (0.00)            (0.30)          19.21      22.38
1998 2               14.34         (0.12)           3.43           (0.03) 5          (1.67)          15.95      25.12
1997 3               11.22         (0.05)           3.25           (0.00)            (0.08)          14.34      28.62
CLASS C
2002*               $ 8.74        $(0.04)         $(1.29)         $(0.00)           $(0.00)         $ 7.41     (15.22)%
2002                 11.89         (0.12) 1        (3.03)          (0.00)            (0.00)           8.74     (26.49)
2001 4               20.22         (0.17) 1        (5.57)          (0.00)            (2.59)          11.89     (30.66)
CLASS H
2002*               $ 8.74        $(0.04)         $(1.29)         $(0.00)           $(0.00)         $ 7.41     (15.22)%
2002 4                9.41         (0.01) 1        (0.66)          (0.00)            (0.00)           8.74      (7.12)

                                                                  RATIO         RATIO OF NET
                                               RATIO OF NET     OF EXPENSES   INVESTMENT INCOME/
                                   RATIO OF     INVESTMENT      TO AVERAGE    (LOSS) TO AVERAGE
                    NET ASSETS     EXPENSES    INCOME/(LOSS)    NET ASSETS        NET ASSETS      PORTFOLIO
                      END OF       TO AVERAGE   TO AVERAGE      (BEFORE FEE      (BEFORE FEE       TURNOVER
                    PERIOD (000)   NET ASSETS    NET ASSETS       WAIVERS)         WAIVERS)          RATE
-----------------------------------------------------------------------------------------------------------
LARGE CAP ULTRA FUND
-----------------------------------------------------------------------------------------------------------
CLASS I
2002*           $   72,803           1.01%           (0.08)%        1.01%          (0.08)%          30%
2002               123,218           1.00            (0.28)         1.00           (0.28)           50
2001               182,343           0.98            (0.37)         1.03           (0.42)          102
2000               278,697           1.05            (0.36)         1.05           (0.36)           82
1999               409,107           1.10            (0.33)         1.10           (0.33)           51
1998 2             358,221           1.10            (0.19)         1.10           (0.19)           25
1997 3             338,388           1.12             0.19          1.12            0.19            48
CLASS A
2002*           $    6,729           1.26%           (0.33)%        1.26%          (0.33)%          30%
2002                 7,601           1.25            (0.53)         1.25           (0.53)           50
2001                13,114           1.22            (0.61)         1.27           (0.66)          102
2000                21,550           1.30            (0.61)         1.30           (0.61)           82
1999                24,513           1.35            (0.59)         1.35           (0.59)           51
1998 2              21,628           1.35            (0.45)         1.35           (0.45)           25
1997 3              12,260           1.37            (0.14)         1.37           (0.14)           48
CLASS B
2002*           $    3,957           1.97%           (1.04)%        1.97%          (1.04)%          30%
2002                 5,452           1.96            (1.24)         1.96           (1.24)           50
2001                10,123           1.93            (1.32)         1.93           (1.32)          102
2000                15,770           2.05            (1.36)         2.05           (1.36)           82
1999                14,128           2.11            (1.34)         2.11           (1.34)           51
1998 2              10,169           2.09            (1.21)         2.09           (1.21)           25
1997 3               4,130           2.12            (0.88)         2.12           (0.88)           48
CLASS C
2002*           $      282           1.97%           (1.04)%        1.97%          (1.04)%          30%
2002                   320           1.96            (1.24)         1.96           (1.24)           50
2001 4                 123           1.93            (1.32)         1.93           (1.32)          102
CLASS H
2002*           $        9           1.97%           (1.04)%        1.97%          (1.04)%          30%
2002 4                  10           1.88            (0.87)         1.88           (0.87)           50

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1  PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 FOR THE ELEVEN MONTH PERIOD ENDED MAY 31, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
3  FOR THE YEAR ENDED JUNE 30.
4 LARGE CAP ULTRA FUND CLASS C AND CLASS H COMMENCED OPERATIONS ON JUNE 15, 2000 AND APRIL 9, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
5 INCLUDES A TAX RETURN OF CAPITAL OF $(0.03), $(0.03) AND $(0.03) FOR CLASS I, CLASS A, AND CLASS B, RESPECTIVELY, OF THE LARGE CAP ULTRA FUND. SEE NOTES TO FINANCIAL STATEMENTS.

                                                             NOVEMBER 30, 2002 9

FINANCIAL HIGHLIGHTS
EQUITY FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31,

                   NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
                     VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
                   BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
                   OF PERIOD      INCOME       ON SECURITIES      INCOME         CAPITAL GAINS    OF PERIOD    RETURN+
----------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*                $15.83       $0.10 1         $(2.02)         $(0.09)           $(0.00)         $13.82     (12.08)%
2002                  17.39        0.19 1          (0.88)          (0.19)            (0.68)          15.83      (3.84)
2001                  16.03        0.25             1.71           (0.28)            (0.32)          17.39      12.67
2000                  18.80        0.35            (1.85)          (0.36)            (0.91)          16.03      (7.95)
1999                  17.53        0.30             1.50           (0.28)            (0.25)          18.80      10.62
1998                  14.87        0.27             3.44           (0.32)            (0.73)          17.53      25.69
CLASS A
2002*                $15.80       $0.09 1         $(2.02)         $(0.08)           $(0.00)         $13.79     (12.22)%
2002                  17.36        0.15 1          (0.88)          (0.15)            (0.68)          15.80      (4.10)
2001                  16.00        0.21             1.71           (0.24)            (0.32)          17.36      12.42
2000                  18.79        0.30            (1.87)          (0.31)            (0.91)          16.00      (8.30)
1999                  17.51        0.21             1.55           (0.23)            (0.25)          18.79      10.40
1998                  14.86        0.26             3.41           (0.29)            (0.73)          17.51      25.41
CLASS B
2002*                $15.73       $0.04 1         $(2.02)         $(0.02)           $(0.00)         $13.73     (12.57)%
2002                  17.29        0.03 1          (0.88)          (0.03)            (0.68)          15.73      (4.81)
2001                  15.93        0.09             1.72           (0.13)            (0.32)          17.29      11.69
2000                  18.69        0.19            (1.84)          (0.20)            (0.91)          15.93      (8.77)
1999                  17.54        0.17             1.39           (0.16)            (0.25)          18.69       9.14
1998 2                16.28        0.46             0.86           (0.06)            (0.00)          17.54       9.39
CLASS C
2002*                $15.70       $0.04 1         $(2.01)         $(0.03)           $(0.00)         $13.70     (12.54)%
2002                  17.27        0.04 1          (0.88)          (0.05)            (0.68)          15.70      (4.77)
2001                  15.93        0.09             1.72           (0.15)            (0.32)          17.27      11.67
2000 2                15.27        0.08             0.63           (0.05)            (0.00)          15.93       4.65
CLASS H
2002*                $15.69       $0.041          $(2.02)         $(0.05)           $(0.00)         $13.66     (12.63)%
2002 2                15.08        0.021            0.61           (0.02)            (0.00)          15.69       4.18


                                                                   RATIO         RATIO OF NET
                                                RATIO OF NET     OF EXPENSES   INVESTMENT INCOME
                                    RATIO OF     INVESTMENT      TO AVERAGE         AVERAGE
                    NET ASSETS      EXPENSES       INCOME        NET ASSETS        NET ASSETS      PORTFOLIO
                      END OF       TO AVERAGE    TO AVERAGE      (BEFORE FEE      (BEFORE FEE       TURNOVER
                    PERIOD (000)   NET ASSETS    NET ASSETS        WAIVERS)         WAIVERS)          RATE
-------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------
CLASS I
2002*               $ 493,999         0.92%          1.49%            0.92%            1.49%           20%
2002                  743,804         0.92           1.15             0.92             1.15            39
2001                  700,811         0.97           1.54             1.02             1.49            67
2000                  500,135         0.92           2.07             0.98             2.01            40
1999                  548,361         0.93           2.07             0.93             2.07            19
1998                  193,923         0.92           1.80             0.92             1.80            18
CLASS A
2002*               $  34,532         1.17%          1.24%            1.17%            1.24%           20%
2002                   39,511         1.17           0.90             1.17             0.90            39
2001                   43,511         1.22           1.29             1.27             1.24            67
2000                    9,070         1.17           1.82             1.23             1.76            40
1999                   11,075         1.18           1.82             1.18             1.82            19
1998                    2,151         1.17           1.62             1.17             1.62            18
CLASS B
2002*               $   7,073         1.88%          0.53%            1.88%            0.53%           20%
2002                    9,521         1.88           0.19             1.88             0.19            39
2001                   12,458         1.92           0.59             1.92             0.59            67
2000                    1,357         1.88           1.11             1.88             1.11            40
1999                      997         1.89           1.11             1.89             1.11            19
1998 2                      3         1.86           0.68             1.86             0.68            18
CLASS C
2002*               $     298         1.88%          0.53%            1.88%            0.53%           20%
2002                      341         1.88           0.19             1.88             0.19            39
2001                      187         1.93           0.59             1.93             0.59            67
2000 2                    105         1.88           1.11             1.88             1.11            40
CLASS H
2002*               $      73         1.88%          0.53%            1.88%            0.53%           20%
2002 2                     17         1.84           0.43             1.84             0.43            39

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1    PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 LARGE CAP VALUE FUND CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON JANUARY 6, 1998, JANUARY 27, 2000 AND FEBRUARY 5, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
SEE NOTES TO FINANCIAL STATEMENTS.



10  NOVEMBER 30, 2002

                                                            FINANCIAL HIGHLIGHTS
                                                                    EQUITY FUNDS

Selected Per Share Data and Ratios
For the Six Months Ended November 30, 2002 (Unaudited) and For the Years Ended May 31,

                   NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
                     VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
                   BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
                   OF PERIOD      INCOME       ON SECURITIES      INCOME         CAPITAL GAINS    OF PERIOD    RETURN+
----------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*               $  6.49       $(0.02) 1        $(1.17)       $(0.00)              $(0.00)       $ 5.30     (18.34)%
2002                   8.08        (0.06) 1         (1.53)        (0.00)               (0.00)         6.49     (19.68)
2001                  15.84        (0.08) 1         (3.14)        (0.00)               (4.54)         8.08     (23.89)
2000                  14.27        (0.12) 1          6.34         (0.00)               (4.65)        15.84      51.90
1999                  15.12        (0.14)            1.13         (0.00)               (1.84)        14.27       8.20
1998 2                15.82        (0.11)            2.52         (0.00)               (3.11)        15.12      16.98
1997 3                20.83        (0.13)            1.25         (0.00)               (6.13)        15.82       5.58
CLASS A
2002*               $  6.26       $(0.03) 1        $(1.13)       $(0.00)              $(0.00)       $ 5.10     (18.53)%
2002                   7.80        (0.08) 1         (1.46)        (0.00)               (0.00)         6.26     (19.74)
2001                  15.53        (0.10) 1         (3.09)        (0.00)               (4.54)         7.80     (24.23)
2000                  14.10        (0.15) 1          6.23         (0.00)               (4.65)        15.53      51.48
1999                  14.98        (0.19)            1.15         (0.00)               (1.84)        14.10       8.08
1998 2                15.72        (0.14)            2.51         (0.00)               (3.11)        14.98      16.84
1997 3                20.71        (0.16)            1.30         (0.00)               (6.13)        15.72       5.78
CLASS B
2002*               $  5.21       $(0.04) 1        $(0.94)       $(0.00)              $(0.00)       $ 4.23     (18.81)%
2002                   6.55        (0.11) 1         (1.23)        (0.00)               (0.00)         5.21     (20.46)
2001                  13.95        (0.16) 1         (2.70)        (0.00)               (4.54)         6.55     (24.69)
2000                  13.14        (0.24) 1          5.70         (0.00)               (4.65)        13.95      50.40
1999                  14.20        (0.28)            1.06         (0.00)               (1.84)        13.14       7.19
1998 2                15.12        (0.23)            2.42         (0.00)               (3.11)        14.20      16.27
1997 3                20.28        (0.24)            1.21         (0.00)               (6.13)        15.12       4.94
CLASS C
2002*               $  5.29       $(0.04) 1        $(0.96)       $(0.00)              $(0.00)       $ 4.29     (18.90)%
2002                   6.64        (0.11) 1         (1.24)        (0.00)               (0.00)         5.29     (20.33)
2001 4                15.11        (0.12) 1         (3.81)        (0.00)               (4.54)         6.64     (29.86)
CLASS H
2002 4              $  4.02       $(0.02) 1        $ 0.30        $(0.00)              $(0.00)       $ 4.30       6.97%

                                                                   RATIO          RATIO OF NET
                                                RATIO OF NET     OF EXPENSES       INVESTMENT
                                    RATIO OF     INVESTMENT      TO AVERAGE    (LOSS) TO AVERAGE
                    NET ASSETS      EXPENSES        LOSS          NET ASSETS        NET ASSETS     PORTFOLIO
                      END OF       TO AVERAGE    TO AVERAGE      (BEFORE FEE       (BEFORE FEE      TURNOVER
                    PERIOD (000)   NET ASSETS    NET ASSETS        WAIVERS)          WAIVERS)         RATE
-------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------
CLASS I
2002*                $  79,412         1.27%       (0.91)%             1.27%           (0.91)%          37%
2002                   143,328         1.27        (0.92)              1.27            (0.92)           68
2001                   195,291         1.26        (0.64)              1.31            (0.69)          191
2000                   281,161         1.29        (0.75)              1.29            (0.75)          110
1999                   319,733         1.32        (0.75)              1.32            (0.75)          100
1998 2                 518,080         1.30        (0.77)              1.30            (0.77)           38
1997 3                 544,082         1.31        (0.80)              1.31            (0.80)           38
CLASS A
2002*                $  15,970         1.52%       (1.16)%             1.52%           (1.16)%          37%
2002                    19,943         1.52        (1.17)              1.52            (1.17)           68
2001                    28,107         1.50        (0.88)              1.55            (0.93)          191
2000                    46,183         1.54        (1.00)              1.54            (1.00)          110
1999                    50,605         1.57        (1.00)              1.57            (1.00)          100
1998 2                  90,183         1.55        (1.02)              1.55            (1.02)           38
1997 3                  80,634         1.56        (1.05)              1.56            (1.05)           38
CLASS B
2002*                $   4,553         2.23%       (1.87)%             2.23%           (1.87)%          37%
2002                     6,899         2.23        (1.88)              2.23            (1.88)           68
2001                    11,339         2.21        (1.59)              2.21            (1.59)          191
2000                    18,584         2.29        (1.75)              2.29            (1.75)          110
1999                    16,629         2.32        (1.75)              2.32            (1.75)          100
1998 2                  23,780         2.30        (1.77)              2.30            (1.77)           38
1997 3                  21,994         2.31        (1.80)              2.31            (1.80)           38
CLASS C
2002*                $     187         2.23%       (1.87)%             2.23%           (1.87)%          37%
2002                       240         2.23        (1.88)              2.23            (1.88)           68
2001 4                     142         2.21        (1.59)              2.21            (1.59)          191
CLASS H
2002 4               $      11         2.20%       (1.81)%             2.20%           (1.81)%          37%

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1    PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 FOR THE ELEVEN MONTH PERIOD ENDED MAY 31, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
3    FOR THE YEAR ENDED JUNE 30.
4 MID CAP GROWTH FUND CLASS C AND CLASS H COMMENCED OPERATIONS ON JUNE 15, 2000 AND AUGUST 13, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                            NOVEMBER 30, 2002 11

FINANCIAL HIGHLIGHTS
EQUITY FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31,

                   NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
                     VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
                   BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
                   OF PERIOD   INCOME (LOSS)    ON SECURITIES      INCOME         CAPITAL GAINS   OF PERIOD    RETURN+
----------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*               $ 9.18      $(0.03) 1          $(1.98)         $(0.00)          $(0.00)        $ 7.17      (21.90)%
2002                 11.56       (0.09) 1           (2.29)          (0.00)           (0.00)          9.18      (20.59)
2001                 14.91       (0.06) 1           (1.93)          (0.00)           (1.36)         11.56      (14.72)
2000                 10.14       (0.04) 1            4.81           (0.00)           (0.00)         14.91       47.04
1999                 11.69       (0.03) 1           (1.41)          (0.00)           (0.11)         10.14      (12.36)
1998 2               10.00        0.01               1.72           (0.01)           (0.03)         11.69       17.35
CLASS A
2002*               $ 9.07      $(0.04) 1          $(1.96)         $(0.00)          $(0.00)        $ 7.07      (22.05)%
2002                 11.44       (0.12) 1           (2.25)          (0.00)           (0.00)          9.07      (20.72)
2001                 14.81       (0.09) 1           (1.92)          (0.00)           (1.36)         11.44      (14.97)
2000                 10.11       (0.07) 1            4.77           (0.00)           (0.00)         14.81       46.49
1999                 11.68       (0.05) 1           (1.41)          (0.00)           (0.11)         10.11      (12.54)
1998 2               10.00        0.01               1.71           (0.01)           (0.03)         11.68       17.18
CLASS B
2002*               $ 8.79      $(0.06) 1          $(1.90)         $(0.00)          $(0.00)        $ 6.83      (22.30)%
2002                 11.16       (0.18) 1           (2.19)          (0.00)           (0.00)          8.79      (21.24)
2001                 14.58       (0.18) 1           (1.88)          (0.00)           (1.36)         11.16      (15.59)
2000                 10.01       (0.17) 1            4.74           (0.00)           (0.00)         14.58       45.65
1999                 11.66       (0.10) 1           (1.44)          (0.00)           (0.11)         10.01      (13.26)
1998 2               10.64       (0.01)              1.03           (0.00)           (0.00)         11.66        9.59
CLASS C
2002*               $ 8.81      $(0.06) 1          $(1.90)         $(0.00)          $(0.00)        $ 6.85      (22.25)%
2002                 11.19       (0.18) 1           (2.20)          (0.00)           (0.00)          8.81      (21.27)
2001                 14.57       (0.18) 1           (1.84)          (0.00)           (1.36)         11.19      (15.32)
2000 2               16.20       (0.07) 1           (1.56)          (0.00)           (0.00)         14.57      (10.06)
CLASS H
2002*               $ 8.81      $(0.06) 1          $(1.90)         $(0.00)          $(0.00)        $ 6.85      (22.25)%
2002 2                9.51       (0.03) 1           (0.67)          (0.00)           (0.00)          8.81       (7.36)

                                                                   RATIO          RATIO OF NET
                                                RATIO OF NET     OF EXPENSES    INVESTMENT INCOME/
                                    RATIO OF     INVESTMENT      TO AVERAGE     (LOSS) TO AVERAGE
                    NET ASSETS      EXPENSES    INCOME/(LOSS)    NET ASSETS        NET ASSETS     PORTFOLIO
                      END OF       TO AVERAGE    TO AVERAGE      (BEFORE FEE      (BEFORE FEE      TURNOVER
                    PERIOD (000)   NET ASSETS    NET ASSETS       WAIVERS)           WAIVERS)        RATE
-------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------
CLASS I
2002*                 $167,141       1.24%         (0.79)%           1.24%           (0.79)%            72%
2002                   268,485       1.24          (0.88)            1.24            (0.88)            122
2001                   304,754       1.27          (0.44)            1.32            (0.49)            174
2000                   157,306       1.23          (0.28)            1.29            (0.34)            155
1999                    80,145       1.27          (0.27)            1.27            (0.27)            159
1998 2                  54,476       0.98           0.14             1.09             0.03              31
CLASS A
2002*                 $ 17,296       1.49%         (1.04)%           1.49%           (1.04)%            72%
2002                    21,941       1.49          (1.13)            1.49            (1.13)            122
2001                    31,327       1.52          (0.69)            1.57            (0.74)            174
2000                     2,710       1.48          (0.53)            1.54            (0.59)            155
1999                     1,089       1.51          (0.51)            1.51            (0.51)            159
1998 2                     331       1.23          (0.32)            1.34            (0.43)             31
CLASS B
2002*                 $  5,408       2.20%         (1.75)%           2.20%           (1.75)%            72%
2002                     8,055       2.20          (1.84)            2.20            (1.84)            122
2001                    13,010       2.22          (1.39)            2.22            (1.39)            174
2000                       372       2.19          (1.24)            2.19            (1.24)            155
1999                       139       2.23          (1.23)            2.23            (1.23)            159
1998 2                       1       1.92          (0.87)            3.06            (2.01)             31
CLASS C
2002*                 $    383       2.20%         (1.75)%           2.20%           (1.75)%            72%
2002                       476       2.20          (1.84)            2.20            (1.84)            122
2001                       374       2.22          (1.39)            2.22            (1.39)            174
2000 2                      77       2.19          (1.24)            2.19            (1.24)            155
CLASS H
2002*                 $     37       2.20%         (1.75)%           2.20%           (1.75)%            72%
2002 2                       7       2.19          (1.89)            2.19            (1.89)            122

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1    PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 SMALL CAP GROWTH FUND CLASS I, CLASS A, CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON AUGUST 1, 1997, AUGUST 1, 1997, JANUARY 6, 1998, JANUARY 20, 2000 AND APRIL 1, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

12  NOVEMBER 30, 2002

                                                            FINANCIAL HIGHLIGHTS
                                                                    EQUITY FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31,

                   NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
                     VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
                   BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
                   OF PERIOD   INCOME (LOSS)    ON SECURITIES      INCOME         CAPITAL GAINS   OF PERIOD    RETURN+
----------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*              $20.64       $ 0.05 1          $(3.16)         $ (0.00)          $(0.00)       $17.53      (15.07)%
2002                19.07         0.10 1            3.38            (0.15)           (1.76)        20.64       19.61
2001                15.15         0.22              4.36            (0.25)           (0.41)        19.07       30.89
2000                13.65         0.27              1.45            (0.22)           (0.00)        15.15       12.87
1999                15.72         0.09             (0.78)           (0.05)           (1.33)        13.65       (3.67)
1998                15.15         0.06              2.87            (0.07)           (2.29)        15.72       19.82
CLASS A
2002*              $20.03       $ 0.03 1          $(3.07)         $ (0.00)          $(0.00)       $16.99      (15.18)%
2002                18.57         0.04 1            3.29            (0.11)           (1.76)        20.03       19.31
2001                14.77         0.19              4.23            (0.21)           (0.41)        18.57       30.55
2000                13.31         0.27              1.38            (0.19)           (0.00)        14.77       12.59
1999                15.47         0.06             (0.85)           (0.04)           (1.33)        13.31       (4.38)
1998                14.95         0.01              2.84            (0.04)           (2.29)        15.47       19.51
CLASS B
2002*              $19.68       $(0.03) 1         $(3.01)         $ (0.00)          $(0.00)       $16.64      (15.45)%
2002                18.34        (0.09) 1           3.24            (0.05)           (1.76)        19.68       18.48
2001                14.62         0.09              4.16            (0.12)           (0.41)        18.34       29.62
2000                13.19         0.14              1.41            (0.12)           (0.00)        14.62       11.87
1999                15.42        (0.03)            (0.87)           (0.00)           (1.33)        13.19       (5.13)
1998 2              15.28         0.00              0.14            (0.00)           (0.00)        15.42        0.92
CLASS C
2002*              $19.65       $(0.03) 1         $(3.01)         $ (0.00)          $(0.00)       $16.61      (15.43)%
2002                18.34        (0.12) 1           3.27            (0.08)           (1.76)        19.65       18.46
2001                14.62         0.11              4.14            (0.12)           (0.41)        18.34       29.62
2000 2              13.07         0.01              1.54            (0.00)           (0.00)        14.62       11.86
CLASS H
2002*              $19.66       $(0.03) 1         $(3.01)         $ (0.00)          $(0.00)       $16.62      (15.46)%
2002 2              17.84        (0.05) 1           1.87            (0.00)           (0.00)        19.66       10.20
----------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------
Class I
2002 3             $10.00        $ 0.04 1         $(0.59)**       $ (0.00)          $(0.00)       $ 9.45       (5.50)%
Class A
2002 3             $10.00        $ 0.04 1         $(0.65)**       $ (0.00)          $(0.00)       $ 9.39       (6.10)%

                                                                   RATIO          RATIO OF NET
                                                RATIO OF NET     OF EXPENSES    INVESTMENT INCOME/
                                    RATIO OF     INVESTMENT      TO AVERAGE     (LOSS) TO AVERAGE
                    NET ASSETS      EXPENSES    INCOME/(LOSS)    NET ASSETS        NET ASSETS     PORTFOLIO
                      END OF       TO AVERAGE    TO AVERAGE      (BEFORE FEE      (BEFORE FEE      TURNOVER
                    PERIOD (000)   NET ASSETS    NET ASSETS       WAIVERS)           WAIVERS)        RATE
-------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------
CLASS I
2002*                $712,347         1.17%          0.62%         1.17%               0.62%            60%
2002                  932,705         1.16           0.54          1.16                0.54            106
2001                  549,218         1.20           1.35          1.25                1.30            128
2000                  354,347         1.21           1.97          1.27                1.91            120
1999                  270,382         1.12           0.70          1.12                0.70             79
1998                  284,295         0.98           0.43          0.98                0.43             89
CLASS A
2002*                $ 65,529         1.42%          0.37%         1.42%               0.37%            60%
2002                   43,052         1.41           0.29          1.41                0.29            106
2001                   12,315         1.45           1.10          1.50                1.05            128
2000                    9,727         1.46           1.72          1.52                1.66            120
1999                   11,542         1.38           0.44          1.38                0.44             79
1998                   10,634         1.23           0.19          1.23                0.19             89
CLASS B
2002*                $  8,490         2.13%         (0.34)%        2.13%              (0.34)%           60%
2002                    7,465         2.12          (0.42)         2.12               (0.42)           106
2001                    1,483         2.15           0.40          2.15                0.40            128
2000                      742         2.17           1.01          2.17                1.01            120
1999                      515         2.08          (0.26)         2.08               (0.26)            79
1998 2                     61         1.92          (0.48)         1.92               (0.48)            89
CLASS C
2002*                $  7,902         2.13%         (0.34)%        2.13%              (0.34)%           60%
2002                    5,100         2.12          (0.42)         2.12               (0.42)           106
2001                      361         2.15           0.40          2.15                0.40            128
2000 2                     68         2.17           1.01          2.17                1.01            120
CLASS H
2002*                $    760         2.13%         (0.34)%        2.13%              (0.34)%           60%
2002 2                    412         2.12          (0.86)         2.12               (0.86)           106
-------------------------------------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------
CLASS I
2002 3               $ 19,415         0.93%          0.96%         1.58%               0.31%           31%
CLASS A
2002 3               $    632         1.18%          0.71%         1.83%               0.06%           31%

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
** THE AMOUNT SHOWN FOR THE PERIOD ENDED NOVEMBER 30, 2002 FOR AN AVERAGE SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH AGGREGATE NET GAINS ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1   PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 SMALL CAP VALUE FUND CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON JANUARY 6, 1998, JANUARY 27, 2000 AND FEBRUARY 5, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
3   SMALL/MID CAP VALUE FUND CLASS I AND CLASS A COMMENCED OPERATIONS ON JULY
    1, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. SEE NOTES TO FINANCIAL STATEMENTS.

                                                            NOVEMBER 30, 2002 13

FINANCIAL HIGHLIGHTS
EQUITY FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31,

                           NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
                             VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
                           BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
                           OF PERIOD   INCOME (LOSS)    ON SECURITIES      INCOME         CAPITAL GAINS   OF PERIOD    RETURN+
------------------------------------------------------------------------------------------------------------------------------
TAX MANAGED EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
Class I
2002*                        $11.08       $ 0.03 1        $(1.48)        $(0.03)            $(0.00)         $ 9.60    (13.08)%
2002                          12.60         0.04 1         (1.52)         (0.04)             (0.00)          11.08    (11.80)
2001                          14.29         0.02           (1.67)         (0.01)             (0.03)          12.60    (11.53)
2000                          12.13         0.03            2.16          (0.02)             (0.01)          14.29     18.06
1999                           9.93         0.05            2.21          (0.05)             (0.01)          12.13     22.82
1998 2                        10.00        (0.00)          (0.07)         (0.00)             (0.00)           9.93     (0.70)
Class A
2002*                        $11.09       $ 0.02 1        $(1.48)        $(0.02)            $(0.00)         $ 9.61    (13.19)%
2002                          12.62         0.01 1         (1.53)         (0.01)             (0.00)          11.09    (12.05)
2001                          14.33        (0.01)          (1.67)         (0.00)             (0.03)          12.62    (11.76)
2000                          12.16         0.00            2.18          (0.00)             (0.01)          14.33     18.01
1999                           9.93         0.04            2.24          (0.04)             (0.01)          12.16     23.03
1998 2                        10.10        (0.00)          (0.17)         (0.00)             (0.00)           9.93     (1.49)
Class B
2002*                        $10.82       $(0.01) 1       $(1.45)        $(0.00)            $(0.00)         $ 9.36    (13.49)%
2002                          12.38        (0.07) 1        (1.49)         (0.00)             (0.00)          10.82    (12.60)
2001                          14.16        (0.10)          (1.65)         (0.00)             (0.03)          12.38    (12.39)
2000                          12.12        (0.07)           2.12          (0.00)             (0.01)          14.16     16.95
1999                           9.93        (0.02)           2.23          (0.01)             (0.01)          12.12     22.31
1998 2                        10.21        (0.00)          (0.28)         (0.00)             (0.00)           9.93     (2.84)
Class C
2002*                        $10.78       $(0.01) 1       $(1.44)        $(0.00)            $(0.00)         $ 9.33    (13.45)%
2002                          12.35        (0.07) 1        (1.50)         (0.00)             (0.00)          10.78    (12.71)
2001                          14.16        (0.12)          (1.66)         (0.00)             (0.03)          12.35    (12.60)
2000 2                        14.01        (0.03)           0.18          (0.00)             (0.00)          14.16      1.07
Class H
2002*                        $10.79       $(0.01) 1       $(1.45)        $(0.01)            $(0.00)         $ 9.32    (13.53)%
2002 2                        11.34        (0.01) 1        (0.54)         (0.00)             (0.00)          10.79     (4.85)

                                                                   RATIO          RATIO OF NET
                                                RATIO OF NET     OF EXPENSES    INVESTMENT INCOME/
                                    RATIO OF     INVESTMENT      TO AVERAGE     (LOSS) TO AVERAGE
                    NET ASSETS      EXPENSES    INCOME/(LOSS)    NET ASSETS        NET ASSETS     PORTFOLIO
                      END OF       TO AVERAGE    TO AVERAGE      (BEFORE FEE      (BEFORE FEE      TURNOVER
                    PERIOD (000)   NET ASSETS    NET ASSETS       WAIVERS)           WAIVERS)        RATE
-------------------------------------------------------------------------------------------------------------
TAX MANAGED EQUITY FUND
-------------------------------------------------------------------------------------------------------------
CLASS I
2002*               $146,577          0.94%          0.73%           0.94%             0.73%           0%
2002                 177,587          0.93           0.33            0.93              0.33            0
2001                 220,077          0.97           0.11            1.02              0.06            1
2000                 257,548          0.95           0.19            1.01              0.13            3
1999                 241,501          0.83           0.37            1.01              0.19            5
1998 2               158,867          0.29           0.91            1.02              0.18            0
CLASS A
2002*               $ 13,535          1.19%          0.48%           1.19%             0.48%           0%
2002                  15,755          1.18           0.08            1.18              0.08            0
2001                  17,645          1.22          (0.14)           1.27             (0.19)           1
2000                  17,372          1.20          (0.06)           1.26             (0.12)           3
1999                   7,353          1.09           0.11            1.27             (0.07)           5
1998 2                    10          0.54           0.63            1.24             (0.07)           0
CLASS B
2002*               $  7,021          1.90%          (0.23)%         1.90%            (0.23)%          0%
2002                   8,981          1.89           (0.63)          1.89             (0.63)           0
2001                  10,771          1.92           (0.84)          1.92             (0.84)           1
2000                  11,135          1.91           (0.77)          1.91             (0.77)           3
1999                   5,377          1.79           (0.59)          1.97             (0.77)           5
1998 2                    85          1.23            0.43           1.98              1.18            0
CLASS C
2002*               $    686          1.90%          (0.23)%         1.90%            (0.23)%          0%
2002                     981          1.89           (0.63)          1.89             (0.63)           0
2001                     880          1.92           (0.84)          1.92             (0.84)           1
2000 2                   453          1.91           (0.77)          1.91             (0.77)           3
CLASS H
2002*               $    107          1.90%          (0.23)%         1.90%            (0.23)%          0%
2002 2                    26          1.87           (0.46)          1.87             (0.46)           0

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1    PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 TAX MANAGED EQUITY FUND CLASS I, CLASS A, CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON APRIL 9, 1998, MAY 11, 1998, MAY 4, 1998, JANUARY 10, 2000 AND APRIL 12, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
SEE NOTES TO FINANCIAL STATEMENTS.

14  NOVEMBER 30, 2002

                                                            FINANCIAL HIGHLIGHTS
                                                          ASSET ALLOCATION FUNDS


SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31,

                           NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
                             VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
                           BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
                           OF PERIOD   INCOME (LOSS)    ON SECURITIES      INCOME         CAPITAL GAINS   OF PERIOD    RETURN+
------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2002*                        $ 9.08      $ 0.011         $(1.14)          $(0.00)           $(0.00)        $ 7.95      (12.44)%
2002                           9.95        0.101          (0.82)           (0.15) 4          (0.00)          9.08       (7.26)
2001 2                        10.00        0.02           (0.06)           (0.01)            (0.00)          9.95       (0.36)
CLASS A
2002*                        $ 9.07      $ 0.001         $(1.14)          $(0.00)           $(0.00)        $ 7.93      (12.57)%
2002                           9.95        0.081          (0.83)           (0.13) 4          (0.00)          9.07       (7.54)
2001 2                        10.00        0.02           (0.06)           (0.01)            (0.00)          9.95       (0.38)
CLASS B
2002*                        $ 9.03      $(0.02) 1       $(1.14)          $(0.00)           $(0.00)        $ 7.87      (12.85)%
2002                           9.95        0.031          (0.83)           (0.12) 4          (0.00)          9.03       (8.12)
2001 2                         9.98        0.00           (0.03)           (0.00)            (0.00)          9.95       (0.30)
CLASS C
2002*                        $ 9.04      $(0.02) 1       $(1.14)          $(0.00)           $(0.00)        $ 7.88      (12.83)%
2002 2                         9.89        0.031          (0.77)           (0.11) 4          (0.00)          9.04       (8.37)
CLASS H
2002*                        $ 9.04      $(0.02) 1       $(1.14)          $(0.00)           $(0.00)        $ 7.88      (12.83)%
2002 2                         9.01       (0.06) 1         0.09            (0.00)            (0.00)          9.04        0.33
------------------------------------------------------------------------------------------------------------------------------
BALANCED ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2002*                        $ 9.01      $ 0.08 1        $(0.93)          $(0.09)           $(0.00)        $ 8.07       (9.46)%
2002                           9.72        0.20 1         (0.71)           (0.20)            (0.00)          9.01       (5.27)
2001                          11.68        0.28           (0.42)           (0.27)            (1.55)          9.72       (1.68)
2000                          10.31        0.26            1.35            (0.24)            (0.00)         11.68       15.72
1999 3                        10.00        0.18            0.28            (0.15)            (0.00)         10.31        4.57
CLASS A
2002*                        $ 9.02      $ 0.07 1        $(0.92)          $(0.08)           $(0.00)        $ 8.09       (9.45)%
2002                           9.72        0.17 1         (0.69)           (0.18)            (0.00)          9.02       (5.41)
2001                          11.68        0.29           (0.46)           (0.24)            (1.55)          9.72       (1.92)
2000                          10.31        0.23            1.35            (0.21)            (0.00)         11.68       15.48
1999 3                         9.74        0.14            0.57            (0.14)            (0.00)         10.31        7.26
CLASS B
2002*                        $ 9.03      $ 0.04 1        $(0.93)          $(0.05)           $(0.00)        $ 8.09       (9.89)%
2002                           9.73        0.11 1         (0.70)           (0.11)            (0.00)          9.03       (6.06)
2001                          11.70        0.21           (0.46)           (0.17)            (1.55)          9.73       (2.67)
2000                          10.33        0.15            1.36            (0.14)            (0.00)         11.70       14.79
1999 3                         9.82        0.10            0.51            (0.10)            (0.00)         10.33        6.07
Class C
2002*                        $ 9.00      $ 0.04 1        $(0.93)          $(0.05)           $(0.00)        $ 8.06       (9.92)%
2002                           9.72        0.11 1         (0.71)           (0.12)            (0.00)          9.00       (6.16)
2001                          11.70        0.21           (0.46)           (0.18)            (1.55)          9.72       (2.70)
2000 3                        11.88        0.02           (0.20)           (0.00)            (0.00)         11.70       (1.52)
Class H
2002*                        $ 8.99      $ 0.04 1        $(0.92)          $(0.06)           $(0.00)        $ 8.05       (9.82)%
2002 3                         8.98        0.03 1          0.02            (0.04)            (0.00)          8.99        0.56


                                                                   RATIO          RATIO OF NET
                                                RATIO OF NET     OF EXPENSES    INVESTMENT INCOME/
                                    RATIO OF     INVESTMENT      TO AVERAGE     (LOSS) TO AVERAGE
                    NET ASSETS      EXPENSES    INCOME/(LOSS)    NET ASSETS        NET ASSETS     PORTFOLIO
                      END OF       TO AVERAGE    TO AVERAGE      (BEFORE FEE      (BEFORE FEE      TURNOVER
                    PERIOD (000)   NET ASSETS    NET ASSETS       WAIVERS)           WAIVERS)        RATE
-------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------
CLASS I
2002*              $   2,574           1.07%         0.32%          1.32%               0.07%         42%
2002                   2,854           1.12          1.15           1.37                0.90          40
2001 2                 2,492           0.38          1.10           0.76                0.72           5
CLASS A
2002*              $   2,516           1.32%         0.07%          1.57%              (0.18)%        42%
2002                   2,744           1.37          0.90           1.62                0.65          40
2001 2                 2,500           0.63          0.85           1.01                0.47           5
CLASS B
2002*              $     233           1.93%        (0.54)%         2.18%              (0.79)%        42%
2002                     137           1.98          0.29           2.23                0.04          40
2001 2                     7           1.23          0.25           1.56               (0.08)          5
CLASS C
2002*              $     199           1.93%        (0.54)%         2.18%              (0.79)%        42%
2002 2                   223           1.98          0.29           2.23                0.04          40
CLASS H
2002*              $     575           1.93%        (0.54)%         2.18%              (0.79)%        42%
2002 2                   514           3.78         (2.54)          4.04               (2.80)         40
-------------------------------------------------------------------------------------------------------------
BALANCED ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------
CLASS I
2002*              $ 123,410           1.01%         1.92%          1.01%               1.92%         93%
2002                 157,660           1.00          2.13           1.00                2.13         106
2001                 186,724           1.03          2.31           1.08                2.26         161
2000                  69,517           1.01          2.20           1.07                2.14         182
1999 3                85,027           1.06          2.25           1.06                2.25         116
CLASS A
2002*              $  15,277           1.26%         1.67%          1.26%               1.67%         93%
2002                  16,664           1.25          1.88           1.25                1.88         106
2001                  13,592           1.28          2.06           1.33                2.00         161
2000                   3,965           1.26          1.95           1.32                1.89         182
1999 3                 1,466           1.31          2.50           1.31                2.50         116
CLASS B
2002*              $   5,237           1.97%         0.96%          1.97%               0.96%         93%
2002                   5,721           1.96          1.17           1.96                1.17         106
2001                   5,551           1.98          1.69           1.98                1.69         161
2000                     691           1.97          1.24           1.97                1.24         182
1999 3                   385           2.02          1.29           2.02                1.29         116
CLASS C
2002*              $     613           1.97%         0.96%          1.97%               0.96%         93%
2002                     747           1.96          1.17           1.96                1.17         106
2001                      22           1.98          1.69           1.98                1.69         161
2000 3                     3           1.97          1.24           1.97                1.24         182
CLASS H
2002*              $     799           1.97%         0.96%          1.97%               0.96%        93%
2002 3                   338           2.02          1.17           2.02                1.17         106

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1    PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 THE AGGRESSIVE ALLOCATION FUND CLASS I, CLASS A, CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON MARCH 6, 2001, MARCH 6, 2001, MAY 8, 2001, JUNE 28, 2001 AND FEBRUARY 20, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
3 THE BALANCED ALLOCATION FUND CLASS I, CLASS A, CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON JULY 10, 1998, JULY 31, 1998, NOVEMBER 11, 1998, APRIL 20, 2000 AND FEBRUARY 5, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
4 INCLUDES A TAX RETURN OF CAPITAL OF $(0.04), $(0.04), $(0.04) AND $(0.04) FOR CLASS I, CLASS A, CLASS B AND CLASS C, RESPECTIVELY, FOR THE AGGRESSIVE ALLOCATION FUND.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                            NOVEMBER 30, 2002 15

FINANCIAL HIGHLIGHTS
ASSET ALLOCATION FUNDS


SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31,

                           NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
                             VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
                           BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
                           OF PERIOD   INCOME (LOSS)    ON SECURITIES      INCOME         CAPITAL GAINS   OF PERIOD    RETURN+
------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2002*                       $ 9.66       $ 0.091            $(0.49)        $(0.07)          $(0.00)         $ 9.19    (4.11)%
2002                         10.04         0.261             (0.36)         (0.28)           (0.00)           9.66    (0.97)
2001 2                       10.00         0.07               0.02          (0.05)           (0.00)          10.04     0.94
CLASS A
2002*                       $ 9.66       $ 0.081            $(0.49)        $(0.06)          $(0.00)         $ 9.19    (4.22)%
2002                         10.04         0.241             (0.36)         (0.26)           (0.00)           9.66    (1.21)
2001 2                       10.00         0.07               0.02          (0.05)           (0.00)          10.04     0.90
CLASS B
2002*                       $ 9.65       $ 0.061            $(0.49)        $(0.04)          $(0.00)         $ 9.18    (4.46)%
2002 2                        9.97         0.081             (0.22)         (0.18)           (0.00)           9.65    (1.46)
CLASS C
2002*                       $ 9.65       $ 0.051            $(0.48)        $(0.04)          $(0.00)         $ 9.18    (4.49)%
2002                         10.04         0.101             (0.28)         (0.21)           (0.00)           9.65    (1.79)
2001 2                       10.14         0.00              (0.10)         (0.00)           (0.00)          10.04    (0.99)
CLASS H
2002*                       $ 9.65       $ 0.061            $(0.49)        $(0.04)          $(0.00)         $ 9.18    (4.46)%
2002 2                        9.59         (0.01) 1           0.08          (0.01)           (0.00)           9.65     0.77


                                                                   RATIO          RATIO OF NET
                                                RATIO OF NET     OF EXPENSES    INVESTMENT INCOME/
                                    RATIO OF     INVESTMENT      TO AVERAGE     (LOSS) TO AVERAGE
                    NET ASSETS      EXPENSES    INCOME/(LOSS)    NET ASSETS        NET ASSETS     PORTFOLIO
                      END OF       TO AVERAGE    TO AVERAGE      (BEFORE FEE      (BEFORE FEE      TURNOVER
                    PERIOD (000)   NET ASSETS    NET ASSETS       WAIVERS)           WAIVERS)        RATE
-------------------------------------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------
CLASS I
2002*                $2,651          0.95%           1.94%         1.20%             1.69%          24%
2002                  2,752          1.02            2.68          1.27              2.43           27
2001 2                2,523          0.37            3.20          0.75              2.82            5
CLASS A
2002*                $2,744          1.20%           1.69%         1.45%             1.44%          24%
2002                  2,689          1.27            2.43          1.52              2.18           27
2001 2                2,522          0.62            2.95          1.00              2.57            5
CLASS B
2002*                $  389          1.81%           1.08%         2.06%             0.83%          24%
2002 2                  163          1.88            1.82          2.13              1.57           27
CLASS C
2002*                $  637          1.81%           1.08%         2.06%             0.83%          24%
2002                    702          1.88            1.82          2.13              1.57           27
2001 2                   55          1.22            2.35          1.55              2.00            5
CLASS H
2002*                $  740          1.81%           1.08%         2.06%             0.83%          24%
2002 2                  360          3.46           (0.33)         3.72             (0.59)          27

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1    PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 THE CONSERVATIVE ALLOCATION FUND CLASS I, CLASS A, CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON MARCH 6, 2001, MARCH 6, 2001, JULY 13, 2001, MAY 23, 2001 AND FEBRUARY 6, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
SEE NOTES TO FINANCIAL STATEMENTS.

16 NOVEMBER 30, 2002

                                                            FINANCIAL HIGHLIGHTS
                                                              FIXED INCOME FUNDS


SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

                    NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
                      VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
                    BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
                    OF PERIOD      INCOME       ON SECURITIES      INCOME         CAPITAL GAINS    OF PERIOD    RETURN+
-----------------------------------------------------------------------------------------------------------------------
BOND FUND**
-----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*                $ 9.86       $ 0.24 4         $ 0.21         $(0.24)            $(0.00)          $10.07     4.56%
2002                   9.71         0.56 4           0.14          (0.55)             (0.00)            9.86     7.40
2001                   9.37         0.62             0.34          (0.62)             (0.00)            9.71    10.50
2000                   9.93         0.59            (0.56)         (0.59)             (0.00)            9.37     0.35
1999                  10.25         0.57            (0.30)         (0.57)             (0.02)            9.93     2.70
1998 1                 9.93         0.57             0.32          (0.57)             (0.00)           10.25     9.15
1997 2                 9.76         0.60             0.17          (0.60)             (0.00)            9.93     8.20
CLASS A
2002*                $ 9.88       $ 0.23 4         $ 0.21         $(0.23)            $(0.00)          $10.09     4.43%
2002                   9.73         0.54 4           0.14          (0.53)             (0.00)            9.88     7.13
2001                   9.40         0.59             0.34          (0.60)             (0.00)            9.73    10.26
2000                   9.95         0.57            (0.55)         (0.57)             (0.00)            9.40     0.05
1999                  10.27         0.53            (0.29)         (0.54)             (0.02)            9.95     2.55
1998 1                 9.95         0.53             0.33          (0.54)             (0.00)           10.27     8.83
1997 2                 9.78         0.58             0.17          (0.58)             (0.00)            9.95     7.92
CLASS B
2002*                $ 9.87       $ 0.19 4         $ 0.21         $(0.19)            $(0.00)          $10.08     4.06%
2002                   9.72         0.47 4           0.14          (0.46)             (0.00)            9.87     6.39
2001                   9.38         0.54             0.33          (0.53)             (0.00)            9.72     9.46
2000                   9.93         0.50            (0.56)         (0.49)             (0.00)            9.38    (0.58)
1999                  10.25         0.47            (0.30)         (0.47)             (0.02)            9.93     1.66
1998 1                 9.93         0.47             0.33          (0.48)             (0.00)           10.25     8.18
1997 2                 9.75         0.51             0.16          (0.49)             (0.00)            9.93     7.09
CLASS C
2002*                $ 9.86       $ 0.19 4         $ 0.21         $(0.19)            $(0.00)          $10.07     4.07%
2002                   9.71         0.45 4           0.16          (0.46)             (0.00)            9.86     6.39
2001 3                 9.48         0.52             0.23          (0.52)             (0.00)            9.71     8.06
CLASS H
2002*                $ 9.86       $ 0.21 4         $ 0.19         $(0.19)            $(0.00)          $10.07     4.08%
2002 3                 9.81         0.04 4           0.04          (0.03)             (0.00)            9.86     0.86

                                           RATIO        RATIO OF NET      RATIO OF NET
                                        RATIO OF NET     OF EXPENSES    INVESTMENT INCOME
                            RATIO OF     INVESTMENT      TO AVERAGE        TO AVERAGE
             NET ASSETS     EXPENSES       INCOME        NET ASSETS        NET ASSETS      PORTFOLIO
               END OF      TO AVERAGE    TO AVERAGE      (BEFORE FEE      (BEFORE FEE      TURNOVER
            PERIOD (000)   NET ASSETS    NET ASSETS       WAIVERS)          WAIVERS)         RATE
-------------------------------------------------------------------------------------------------------------
BOND FUND**
-------------------------------------------------------------------------------------------------------------
CLASS I
2002*         $669,376        0.70%         4.84%          0.70%             4.84%             98%
2002           798,688        0.71          5.70           0.71              5.70              98
2001           842,906        0.72          6.39           0.77              6.34              73
2000           294,308        0.87          6.14           0.89              6.12              155
1999           366,230        0.94          5.53           1.03              5.44              269
1998 1         481,998        0.94          6.06           1.04              5.96              546
1997 2         492,102        0.94          6.13           1.03              6.04              827
CLASS A
2002*         $ 11,830        0.95%         4.59%          0.95%             4.59%             98%
2002             9,530        0.96          5.45           0.96              5.45              98
2001             8,944        0.97          6.14           1.02              6.09              73
2000            10,237        1.12          5.89           1.14              5.87              155
1999            11,916        1.19          5.29           1.28              5.20              269
1998 1          16,669        1.19          5.81           1.28              5.72              546
1997 2          19,760        1.19          5.88           1.28              5.79              827
CLASS B
2002*         $  2,244        1.66%         3.88%          1.66%             3.88%             98%
2002             2,133        1.67          4.74           1.67              4.74              98
2001             2,317        1.67          5.44           1.67              5.44              73
2000             2,373        1.87          5.14           1.89              5.12              155
1999             4,548        1.94          4.53           2.03              4.44              269
1998 1           6,423        1.94          5.07           2.03              4.98              546
1997 2           5,967        1.94          5.15           2.03              5.06              827
CLASS C
2002*         $    169        1.66%         3.88%          1.66%             3.88%             98%
2002               150        1.67          4.74           1.67              4.74              98
2001 3              62        1.67          5.44           1.67              5.44              73
CLASS H
2002*         $     84        1.66%         3.88%          1.66%             3.88%             98%
2002 3               5        1.62          5.62           1.62              5.62              98

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
** EFFECTIVE JUNE 9, 2000, THE PARKSTONE BOND FUND WAS MERGED INTO THE ARMADA BOND FUND. THE FINANCIAL HIGHLIGHTS FOR THE PERIODS PRIOR TO JUNE 9, 2000 REFLECT THE PERFORMANCE HISTORY OF THE PARKSTONE BOND FUND. THE NET ASSET VALUES AT THE BEGINNING OF EACH PERIOD AND THE CHANGES IN NET ASSET VALUES, INCLUDING THE NET ASSET VALUES AT THE END EACH PERIOD LISTED HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIOS OF .9799154 FOR CLASS I, .9725738 FOR CLASS A AND .9756871 FOR CLASS B ON THE DATE OF REORGANIZATION.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1 FOR THE ELEVEN MONTH PERIOD ENDED MAY 31, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
2    FOR THE YEAR ENDED JUNE 30.
3 THE BOND FUND CLASS C AND CLASS H COMMENCED OPERATIONS ON JUNE 12, 2000 AND APRIL 30, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
4    PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                            NOVEMBER 30, 2002 17

FINANCIAL HIGHLIGHTS
FIXED INCOME FUNDS


SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31,

             NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
               VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
             BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
             OF PERIOD      INCOME       ON SECURITIES      INCOME         CAPITAL GAINS    OF PERIOD    RETURN+
-----------------------------------------------------------------------------------------------------------------------
GNMA FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*        $10.35        $ 0.25 2          $ 0.10        $(0.27)          $(0.00)           $10.43         3.37%
2002          10.21          0.58 2            0.15         (0.59)           (0.00)            10.35         7.32
2001           9.74          0.63              0.46         (0.62)           (0.00)            10.21        11.45
2000          10.10          0.59             (0.36)        (0.59)           (0.00)             9.74         2.48
1999          10.36          0.61             (0.20)        (0.60)           (0.07)            10.10         4.02
1998          10.15          0.61              0.31         (0.61)           (0.10)            10.36         9.17
CLASS A
2002*        $10.36        $ 0.23 2          $ 0.11        $(0.25)          $(0.00)           $10.45         3.34%
2002          10.23          0.56 2            0.14         (0.57)           (0.00)            10.36         6.95
2001           9.75          0.60              0.47         (0.59)           (0.00)            10.23        11.27
2000          10.10          0.57             (0.35)        (0.57)           (0.00)             9.75         2.33
1999          10.36          0.59             (0.20)        (0.58)           (0.07)            10.10         3.77
1998          10.15          0.58              0.31         (0.58)           (0.10)            10.36         8.90
CLASS B
2002*        $10.36        $ 0.20 2          $ 0.11        $(0.22)          $(0.00)           $10.45         2.98%
2002          10.23          0.48 2            0.14         (0.49)           (0.00)            10.36         6.21
2001           9.75          0.53              0.47         (0.52)           (0.00)            10.23        10.50
2000 1         9.76          0.40             (0.01)        (0.40)           (0.00)             9.75         4.07
CLASS C
2002*        $10.37        $ 0.20 2          $ 0.11        $(0.22)          $(0.00)           $10.46         2.98%
2002          10.22          0.48 2            0.16         (0.49)           (0.00)            10.37         6.42
2001           9.75          0.53              0.46         (0.52)           (0.00)            10.22        10.39
2000 1         9.72          0.18              0.03         (0.18)           (0.00)             9.75         2.16
CLASS H
2002*        $10.38        $ 0.20 2          $ 0.11        $(0.22)          $(0.00)           $10.47         2.98%
2002 1        10.31          0.06 2            0.06         (0.05)           (0.00)            10.38         1.17

                                           RATIO        RATIO OF NET      RATIO OF NET
                                        RATIO OF NET     OF EXPENSES    INVESTMENT INCOME
                            RATIO OF     INVESTMENT      TO AVERAGE        TO AVERAGE
             NET ASSETS     EXPENSES       INCOME        NET ASSETS        NET ASSETS      PORTFOLIO
               END OF      TO AVERAGE    TO AVERAGE      (BEFORE FEE      (BEFORE FEE      TURNOVER
            PERIOD (000)   NET ASSETS    NET ASSETS       WAIVERS)          WAIVERS)         RATE
-------------------------------------------------------------------------------------------------------------
GNMA FUND
-------------------------------------------------------------------------------------------------------------

CLASS I
2002*       $159,751            0.75%        4.87%           0.75%           4.87%             34%
2002         155,187            0.76         5.65            0.76            5.65              46
2001         133,658            0.80         6.19            0.85            6.14              47
2000         119,653            0.80         6.04            0.86            5.98              79
1999          96,808            0.78         5.92            0.78            5.92              85
1998          83,624            0.84         5.83            0.84            5.83             291
CLASS A
2002*       $  7,620            1.00%        4.62%           1.00%           4.62%             34%
2002           6,550            1.01         5.40            1.01            5.40              46
2001           1,113            1.05         5.94            1.10            5.89              47
2000           1,231            1.05         5.79            1.11            5.73              79
1999           1,497            1.03         5.67            1.03            5.67              85
1998             549            1.09         5.54            1.09            5.54             291
CLASS B
2002*       $  1,334            1.71%        3.91%           1.71%           3.91%             34%
2002             577            1.72         4.69            1.72            4.69              46
2001             208            1.75         5.24            1.75            5.24              47
2000 1           161            1.76         5.08            1.76            5.08              79
CLASS C
2002*       $  2,059            1.71%        3.91%           1.71%           3.91%             34%
2002           1,789            1.72         4.69            1.72            4.69              46
2001              60            1.75         5.24            1.75            5.24              47
2000 1            84            1.76         5.08            1.76            5.08              79
CLASS H
2002*       $    387            1.71%        3.91%           1.71%           3.91%             34%
2002 1            15            1.74         4.14            1.74            4.14              46

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1 GNMA FUND CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON AUGUST 11, 1999, JANUARY 27, 2000 AND APRIL 19, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
2    PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
SEE NOTES TO FINANCIAL STATEMENTS.

18  NOVEMBER 30, 2002

                                                            FINANCIAL HIGHLIGHTS
                                                              FIXED INCOME FUNDS


SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31,

             NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
               VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
             BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
             OF PERIOD      INCOME       ON SECURITIES      INCOME         CAPITAL GAINS    OF PERIOD    RETURN+
-----------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*        $10.40          $ 0.23 1        $ 0.26         $(0.23)          $(0.00)           $10.66       4.75%
2002          10.24            0.55 1          0.16          (0.55)           (0.00)            10.40       7.05
2001           9.90            0.64            0.34          (0.64)           (0.00)            10.24      10.16
2000          10.39            0.64           (0.48)         (0.64)           (0.01)             9.90       1.50
1999          10.59            0.56           (0.14)         (0.56)           (0.06)            10.39       3.98
1998          10.37            0.60            0.22          (0.60)           (0.00)            10.59       8.09
CLASS A
2002*        $10.42          $ 0.22 1        $ 0.26         $(0.22)          $(0.00)           $10.68       4.61%
2002          10.26            0.52 1          0.16          (0.52)           (0.00)            10.42       6.78
2001           9.92            0.62            0.34          (0.62)           (0.00)            10.26       9.88
2000          10.41            0.61           (0.48)         (0.61)           (0.01)             9.92       1.25
1999          10.63            0.54           (0.16)         (0.54)           (0.06)            10.41       3.54
1998          10.42            0.58            0.21          (0.58)           (0.00)            10.63       7.71
CLASS B
2002*        $10.42          $ 0.18 1        $ 0.26         $(0.18)          $(0.00)           $10.68       4.24%
2002          10.26            0.45 1          0.16          (0.45)           (0.00)            10.42       6.03
2001           9.93            0.56            0.31          (0.54)           (0.00)            10.26       9.00
2000          10.41            0.54           (0.47)         (0.54)           (0.01)             9.93       0.64
1999          10.63            0.45           (0.15)         (0.46)           (0.06)            10.41       2.83
1998 2        10.70            0.20           (0.07)         (0.20)           (0.00)            10.63       1.24
CLASS C
2002*        $10.44          $ 0.18 1        $ 0.26         $(0.18)          $(0.00)           $10.70       4.24%
2002          10.28            0.44 1          0.17          (0.45)           (0.00)            10.44       6.03
2001           9.93            0.55            0.35          (0.55)           (0.00)            10.28       9.22
2000 2         9.91           (0.00)           0.02          (0.00)           (0.00)             9.93       0.22
CLASS H
2002*        $10.44          $ 0.18 1        $ 0.26         $(0.18)          $(0.00)           $10.70       4.24%
2002 2        10.36            0.05 1          0.08          (0.05)           (0.00)            10.44       1.27

                                                        RATIO OF NET      RATIO OF NET
                                        RATIO OF NET     OF EXPENSES    INVESTMENT INCOME
                            RATIO OF     INVESTMENT      TO AVERAGE        TO AVERAGE
             NET ASSETS     EXPENSES       INCOME        NET ASSETS        NET ASSETS      PORTFOLIO
               END OF      TO AVERAGE    TO AVERAGE      (BEFORE FEE      (BEFORE FEE      TURNOVER
            PERIOD (000)   NET ASSETS    NET ASSETS       WAIVERS)          WAIVERS)         RATE
-------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------------------------------------
CLASS I
2002*          $383,122        0.56%        4.34%           0.71%             4.19%           60%
2002            346,788        0.57         5.27            0.72              5.12           141
2001            345,059        0.59         6.34            0.79              6.14           133
2000            294,998        0.58         6.22            0.79              6.01           201
1999            313,368        0.61         5.21            0.75              5.07           256
1998            166,710        0.65         5.71            0.80              5.56           160
CLASS A
2002*          $ 10,274        0.81%        4.09%           0.96%             3.94%           60%
2002              8,926        0.82         5.02            0.97              4.87           141
2001              8,172        0.84         6.09            1.04              5.89           133
2000              3,874        0.83         5.97            1.04              5.76           201
1999              5,129        0.86         4.96            1.00              4.82           256
1998              3,288        0.91         5.48            1.06              5.33           160
CLASS B
2002*          $  1,656        1.52%        3.38%           1.67%             3.23%           60%
2002              1,445        1.53         4.31            1.68              4.16           141
2001              1,392        1.54         5.39            1.69              5.24           133
2000                733        1.54         5.26            1.69              5.11           201
1999                709        1.57         4.25            1.71              4.11           256
1998 2                2        1.60         3.38            1.49              3.49           160
CLASS C
2002*           $   510        1.52%        3.38%           1.67%             3.23%           60%
2002                413        1.53         4.31            1.68              4.16           141
2001                180        1.54         5.39            1.69              5.24           133
2000 2              191        1.54         5.26            1.69              5.11           201
CLASS H
2002*            $  170        1.52%        3.38%           1.67%             3.23%           60%
2002 2               39        1.54         4.16            1.70              4.00           141

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1    PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 INTERMEDIATE BOND FUND CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON JANUARY 6, 1998, MAY 30, 2000 AND APRIL 18, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                            NOVEMBER 30, 2002 19

                                                            FINANCIAL HIGHLIGHTS
                                                              FIXED INCOME FUNDS


SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31,

             NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
               VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
             BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
             OF PERIOD      INCOME       ON SECURITIES      INCOME         CAPITAL GAINS    OF PERIOD    RETURN+
-----------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*         $ 9.97        $ 0.18 1       $ 0.08          $(0.18)            $(0.00)         $10.05       2.65%
2002            9.87          0.49 1         0.10           (0.49)             (0.00)           9.97       6.09
2001            9.70          0.60           0.17           (0.60)             (0.00)           9.87       8.21
2000            9.96          0.57          (0.26)          (0.57)             (0.00)           9.70       3.22
1999           10.06          0.56          (0.05)          (0.56)             (0.05)           9.96       5.14
1998            9.99          0.57           0.08           (0.57)             (0.01)          10.06       6.68
CLASS A
2002*         $10.00        $ 0.17 1       $ 0.07          $(0.17)            $(0.00)         $10.07       2.42%
2002            9.90          0.47 1         0.10           (0.47)             (0.00)          10.00       5.87
2001            9.74          0.60           0.16           (0.60)             (0.00)           9.90       7.99
2000            9.99          0.56          (0.24)          (0.57)             (0.00)           9.74       3.47
1999           10.08          0.56          (0.05)          (0.55)             (0.05)           9.99       4.94
1998           10.00          0.57           0.09           (0.57)             (0.01)          10.08       6.68
CLASS B
2002*         $10.00        $ 0.13 1       $ 0.08          $(0.13)            $(0.00)         $10.08       2.16%
2002            9.90          0.39 1         0.11           (0.40)             (0.00)          10.00       5.07
2001            9.73          0.51           0.17           (0.51)             (0.00)           9.90       7.16
2000 2          9.90          0.39          (0.17)          (0.39)             (0.00)           9.73       2.22
CLASS C
2002*         $10.00        $ 0.13 1       $ 0.08          $(0.13)            $(0.00)         $10.08       2.16%
2002            9.89          0.36 1         0.15           (0.40)             (0.00)          10.00       5.19
2001            9.73          0.51           0.16           (0.51)             (0.00)           9.89       7.06
2000 2          9.85          0.18          (0.12)          (0.18)             (0.00)           9.73       0.56
CLASS H
2002*         $10.00        $ 0.13 1       $ 0.08          $(0.14)            $(0.00)         $10.07       2.06%
2002 2         10.03          0.11 1        (0.03)          (0.11)             (0.00)          10.00       0.79
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN ADVANTAGE FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*         $10.23        $ 0.25 1       $ 0.32          $(0.23)            $(0.04)         $10.53       5.62%
2002           10.02          0.55 1         0.21           (0.55)             (0.00)          10.23       7.76
2001            9.48          0.59           0.54           (0.59)             (0.00)          10.02      12.04
2000            9.99          0.60          (0.45)          (0.60)             (0.06)           9.48       1.78
1999           10.25          0.58          (0.22)          (0.58)             (0.04)           9.99       3.54
1998            9.89          0.64           0.36           (0.64)             (0.00)          10.25      10.35
CLASS A
2002*         $10.24        $ 0.24 1       $ 0.31          $(0.22)            $(0.04)         $10.53       5.39%
2002           10.02          0.53 1         0.22           (0.53)             (0.00)          10.24       7.60
2001            9.47          0.55           0.56           (0.56)             (0.00)          10.02      12.00
2000            9.98          0.57          (0.44)          (0.58) 4           (0.06)           9.47       1.41
1999           10.25          0.56          (0.23)          (0.56)             (0.04)           9.98       3.18
1998            9.89          0.61           0.36           (0.61)             (0.00)          10.25      10.08
CLASS B
2002*         $10.27        $ 0.20 1       $ 0.31          $(0.18)            $(0.04)         $10.56       5.01%
2002           10.05          0.46 1         0.21           (0.45)             (0.00)          10.27       6.83
2001            9.50          0.48           0.56           (0.49)             (0.00)          10.05      11.18
2000 3          9.73          0.39          (0.19)          (0.37)             (0.06)           9.50       2.17
CLASS C
2002*         $10.25        $ 0.20 1       $ 0.32          $(0.18)            $(0.04)         $10.55       5.12%
2002           10.04          0.46 1         0.20           (0.45)             (0.00)          10.25       6.73
2001 3          9.73          0.32           0.31           (0.32)             (0.00)          10.04       6.54

                                                        RATIO OF NET      RATIO OF NET
                                        RATIO OF NET     OF EXPENSES    INVESTMENT INCOME
                            RATIO OF     INVESTMENT      TO AVERAGE        TO AVERAGE
             NET ASSETS     EXPENSES       INCOME        NET ASSETS        NET ASSETS      PORTFOLIO
               END OF      TO AVERAGE    TO AVERAGE      (BEFORE FEE      (BEFORE FEE      TURNOVER
            PERIOD (000)   NET ASSETS    NET ASSETS       WAIVERS)          WAIVERS)         RATE
------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND FUND
------------------------------------------------------------------------------------------------------
CLASS I
2002*        $247,505          0.53%        3.54%           0.63%             3.44%             51%
2002          213,322          0.53         4.89            0.63              4.79             110
2001          190,243          0.55         5.98            0.73              5.80              87
2000           93,652          0.54         5.84            0.74              5.64              90
1999           72,291          0.43         5.49            0.65              5.27             190
1998           71,888          0.33         5.69            0.69              5.33             135
CLASS A
2002*        $  8,402          0.78%        3.29%           0.88%             3.19%             51%
2002            7,039          0.73         4.69            0.83              4.59             110
2001            5,022          0.65         5.88            0.83              5.70              87
2000              873          0.64         5.74            0.84              5.54              90
1999              550          0.53         5.39            0.75              5.17             190
1998              559          0.41         5.65            0.80              5.26             135
CLASS B
2002*        $  1,578          1.49%        2.58%           1.59%             2.48%             51%
2002            1,329          1.49         3.93            1.59              3.83             110
2001              742          1.53         5.00            1.63              4.90              87
2000 2            180          1.54         4.84            1.64              4.74              90
CLASS C
2002*        $  1,416          1.49%        2.58%           1.59%             2.48%             51%
2002              888          1.49         3.93            1.59              3.83             110
2001               64          1.53         5.00            1.63              4.90              87
2000 2             18          1.54         4.84            1.64              4.74              90
CLASS H
2002*        $    779          1.49%        2.58%           1.59%             2.48%             51%
2002 2            174          1.48         3.39            1.58              3.29             110
------------------------------------------------------------------------------------------------------
TOTAL RETURN ADVANTAGE FUND
------------------------------------------------------------------------------------------------------
CLASS I
2002*        $240,222          0.57%        4.77%           0.72%             4.62%             54%
2002          259,402          0.55         5.42            0.72              5.25              88
2001          355,344          0.51         5.95            0.79              5.67             182
2000          331,026          0.48         6.17            0.77              5.88             121
1999          328,417          0.45         5.72            0.65              5.52             142
1998          296,075          0.31         6.29            0.72              5.88             170
CLASS A
2002*        $  3,190          0.82%        4.52%           0.97%             4.37%             54%
2002            1,350          0.80         5.17            0.97              5.00              88
2001            1,183          0.76         5.70            1.04              5.42             182
2000            5,035          0.73         5.92            1.02              5.63             121
1999            4,686          0.69         5.48            0.89              5.28             142
1998              640          0.54         6.14            0.97              5.71             170
CLASS B
2002*        $    390         1.53%         3.81%           1.68%             3.66%             54%
2002              301         1.51          4.46            1.68              4.29              88
2001              147         1.49          4.97            1.69              4.77             182
2000 3              1         1.47          5.18            1.67              4.98             121
CLASS C
2002*        $    176         1.53%         3.81%           1.68%             3.66%             54%
2002               38         1.51          4.46            1.68              4.29              88
2001 3             20         1.49          4.97            1.69              4.77             182

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1    PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 LIMITED MATURITY BOND FUND CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON AUGUST 11, 1999, JANUARY 27, 2000 AND FEBRUARY 5, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
3 TOTAL RETURN ADVANTAGE FUND CLASS B AND CLASS C COMMENCED OPERATIONS ON SEPTEMBER 29, 1999 AND OCTOBER 3, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
4 INCLUDES DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME OF $(0.01) FOR CLASS A OF THE TOTAL RETURN ADVANTAGE FUND.
SEE NOTES TO FINANCIAL STATEMENTS.

20  NOVEMBER 30, 2002

                                                            FINANCIAL HIGHLIGHTS
                                                              FIXED INCOME FUNDS


SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

             NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
               VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
             BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
             OF PERIOD      INCOME       ON SECURITIES      INCOME         CAPITAL GAINS    OF PERIOD    RETURN+
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*          $9.45        $0.21 1         $ 0.12         $(0.25)           $(0.00)         $9.53         3.56%
2002            9.22         0.50 1           0.22          (0.49)            (0.00)          9.45         7.94
2001            8.77         0.57             0.45          (0.57)            (0.00)          9.22        11.95
2000            9.13         0.56            (0.36)         (0.56)            (0.00)          8.77         2.26
1999            9.27         0.57            (0.14)         (0.57)            (0.00)          9.13         4.73
1998 2          9.15         0.63             0.08          (0.59) 5          (0.00)          9.27         8.04
1997 3          9.25         0.72            (0.10)         (0.72) 6          (0.00)          9.15         6.91
CLASS A
2002*          $9.45        $0.20 1         $ 0.12         $(0.24)           $(0.00)         $9.53         3.44%
2002            9.22         0.47 1           0.22          (0.46)            (0.00)          9.45         7.67
2001            8.77         0.55             0.45          (0.55)            (0.00)          9.22        11.66
2000            9.13         0.54            (0.37)         (0.53)            (0.00)          8.77         1.96
1999            9.27         0.55            (0.14)         (0.55)            (0.00)          9.13         4.46
1998 2          9.15         0.61             0.08          (0.57) 5          (0.00)          9.27         7.80
1997 3          9.25         0.70            (0.10)         (0.70) 6          (0.00)          9.15         6.86
CLASS B
2002*          $9.42        $0.16 1         $ 0.14         $(0.21)           $(0.00)         $9.51         3.18%
2002            9.19         0.41 1           0.22          (0.40)            (0.00)          9.42         6.93
2001            8.74         0.49             0.44          (0.48)            (0.00)          9.19        10.90
2000            9.11         0.48            (0.38)         (0.47)            (0.00)          8.74         1.10
1999            9.24         0.47            (0.13)         (0.47)            (0.00)          9.11         3.76
1998 2          9.13         0.55             0.07          (0.51) 5          (0.00)          9.24         6.98
1997 3          9.21         0.63            (0.09)         (0.62) 6          (0.00)          9.13         6.06
CLASS C
2002*          $9.43        $0.16 1         $ 0.14         $(0.21)           $(0.00)         $9.52         3.18%
2002            9.20         0.41 1           0.22          (0.40)            (0.00)          9.43         6.93
2001 4          8.83         0.45             0.37          (0.45)            (0.00)          9.20         9.51
CLASS H
2002*          $9.43        $0.17 1         $ 0.13         $(0.21)           $(0.00)         $9.52         3.19%
2002 4          9.39         0.15 1           0.01          (0.12)            (0.00)          9.43         1.73

                                                        RATIO OF NET      RATIO OF NET
                                        RATIO OF NET     OF EXPENSES    INVESTMENT INCOME
                            RATIO OF     INVESTMENT      TO AVERAGE        TO AVERAGE
             NET ASSETS     EXPENSES       INCOME        NET ASSETS        NET ASSETS      PORTFOLIO
               END OF      TO AVERAGE    TO AVERAGE      (BEFORE FEE      (BEFORE FEE      TURNOVER
            PERIOD (000)   NET ASSETS    NET ASSETS       WAIVERS)          WAIVERS)         RATE
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------
CLASS I
2002*        $ 189,741         0.75%        4.35%           0.75%            4.35%            158%
2002           185,755         0.76         5.29            0.76             5.29             219
2001           155,683         0.79         6.27            0.84             6.22              78
2000           134,250         0.83         6.28            0.94             6.17              74
1999           150,113         0.75         6.15            1.09             5.81              53
1998 2         161,567         0.75         7.44            1.09             7.10             279
1997 3         148,854         0.77         7.90            1.11             7.56             500
CLASS A
2002*        $  16,019         1.00%        4.10%           1.00%            4.10%            158%
2002            13,387         1.01         5.04            1.01             5.04             219
2001            13,863         1.03         6.03            1.08             5.98              78
2000            20,790         1.08         6.03            1.19             5.92              74
1999            38,190         1.00         5.92            1.34             5.58              53
1998 2          54,710         1.00         7.20            1.34             6.86             279
1997 3          58,589         1.02         7.64            1.36             7.30             500
CLASS B
2002*        $   7,593         1.71%        3.39%           1.71%            3.39%            158%
2002             6,801         1.72         4.33            1.72             4.33             219
2001             7,160         1.74         5.32            1.74             5.32              78
2000             9,192         1.83         5.28            1.94             5.17              74
1999            16,373         1.75         5.15            2.09             4.81              53
1998 2          23,739         1.75         6.45            2.09             6.11             279
1997 3          23,448         1.77         6.89            2.11             6.55             500
CLASS C
2002*        $   1,247         1.71%        3.39%           1.71%            3.39%            158%
2002               752         1.72         4.33            1.72             4.33             219
2001 4             113         1.74         5.32            1.74             5.32              78
CLASS H
2002*        $     322         1.71%        3.39%           1.71%            3.39%            158%
2002 4              22         1.69         4.40            1.69             4.40             219

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1    PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 FOR THE ELEVEN MONTH PERIOD ENDED MAY 31, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
3    FOR THE YEAR ENDED JUNE 30.
4 U.S. GOVERNMENT INCOME FUND CLASS C AND CLASS H COMMENCED OPERATIONS ON JUNE 21, 2000 AND FEBRUARY 5, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
5 INCLUDES A TAX RETURN OF CAPITAL OF $(0.04), $(0.04) AND $(0.04) FOR CLASS I, CLASS A, AND CLASS B, RESPECTIVELY, OF THE U.S. GOVERNMENT INCOME FUND.
6 INCLUDES A TAX RETURN OF CAPITAL OF $(0.11), $(0.11) AND $(0.10) FOR CLASS I, CLASS A, AND CLASS B, RESPECTIVELY, OF THE U.S. GOVERNMENT INCOME FUND.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                            NOVEMBER 30, 2002 21

FINANCIAL HIGHLIGHTS
TAX FREE BOND FUNDS


SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

             NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
               VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
             BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
             OF PERIOD      INCOME       ON SECURITIES      INCOME         CAPITAL GAINS    OF PERIOD    RETURN+
-----------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*        $11.03          $0.24 5       $ 0.09           $(0.24)            $(0.00)         $11.12      2.99%
2002 6        10.94           0.49 5         0.10            (0.49)             (0.01)          11.03      5.54
2001          10.38           0.50           0.56            (0.50)             (0.00)          10.94     10.36
2000          10.91           0.47          (0.52)           (0.47)             (0.01)          10.38     (0.42)
1999          11.06           0.47          (0.08)           (0.47)             (0.07)          10.91      3.54
1998 1        10.89           0.44           0.23            (0.47)             (0.03)          11.06      6.30
1997 2        10.77           0.51           0.14            (0.49)             (0.04)          10.89      6.11
CLASS A
2002*        $11.02          $0.23 5       $ 0.09           $(0.23)            $(0.00)         $11.11      2.86%
2002 6        10.93           0.47 5         0.10            (0.47)             (0.01)          11.02      5.33
2001          10.38           0.49           0.55            (0.49)             (0.00)          10.93     10.13
2000          10.91           0.45          (0.53)           (0.44)             (0.01)          10.38     (0.68)
1999          11.06           0.44          (0.08)           (0.44)             (0.07)          10.91      3.38
1998 1        10.89           0.42           0.23            (0.45)             (0.03)          11.06      5.96
1997 2        10.76           0.49           0.14            (0.46)             (0.04)          10.89      5.89
CLASS B
2002*        $11.03          $0.19 5       $ 0.10           $(0.19)            $(0.00)         $11.13      2.59%
2002 6        10.95           0.39 5         0.09            (0.39)             (0.01)          11.03      4.44
2001          10.39           0.40           0.56            (0.40)             (0.00)          10.95      9.31
2000          10.92           0.37          (0.53)           (0.36)             (0.01)          10.39     (1.41)
1999          11.07           0.36          (0.08)           (0.36)             (0.07)          10.92      2.52
1998 1        10.90           0.34           0.23            (0.37)             (0.03)          11.07      5.32
1997 2        10.76           0.41           0.13            (0.36)             (0.04)          10.90      5.05
CLASS C
2002*        $11.03          $0.19 5       $ 0.10           $(0.19)            $(0.00)         $11.13      2.59%
2002 3,6      11.05           0.32 5        (0.02)           (0.31)             (0.01)          11.03      2.81
-----------------------------------------------------------------------------------------------------------------------
NATIONAL TAX EXEMPT BOND FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*        $10.17          $0.21 5       $ 0.10           $(0.20)            $(0.00)         $10.28      3.05%
2002 6        10.01           0.42 5         0.16            (0.42)             (0.00)          10.17      5.86
2001           9.50           0.43           0.51            (0.43)             (0.00)          10.01     10.07
2000           9.96           0.42          (0.45)           (0.42)             (0.01)           9.50     (0.24)
1999          10.03           0.45          (0.04)           (0.45)             (0.03)           9.96      4.07
1998 4        10.00           0.07           0.03            (0.07)             (0.00)          10.03      0.97
CLASS A
2002*        $10.21          $0.19 5       $ 0.10           $(0.19)            $(0.00)         $10.31      2.86%
2002 6        10.05           0.41 5         0.15            (0.40)             (0.00)          10.21      5.65
2001           9.54           0.42           0.51            (0.42)             (0.00)          10.05      9.94
2000           9.97           0.41          (0.42)           (0.41)             (0.01)           9.54     (0.02)
1999 4        10.04           0.41          (0.04)           (0.41)             (0.03)           9.97      3.67
CLASS B
2002*        $10.16          $0.16 5       $ 0.10           $(0.15)            $(0.00)         $10.27      2.60%
2002 6        10.00           0.33 5         0.16            (0.33)             (0.00)          10.16      4.92
2001           9.50           0.35           0.50            (0.35)             (0.00)          10.00      9.09
2000           9.96           0.34          (0.45)           (0.34)             (0.01)           9.50     (1.05)
1999 4        10.23           0.13          (0.26)           (0.14)             (0.00)           9.96     (1.22)
CLASS C
2002*        $10.17          $0.16 5       $ 0.09           $(0.15)            $(0.00)         $10.27      2.51%
2002 6        10.01           0.33 5         0.15            (0.32)             (0.00)          10.17      4.86
2001++         9.50           0.27           0.51            (0.27)             (0.00)          10.01      8.30
2000 4         9.52           0.03          (0.02)           (0.03)             (0.00)           9.50      0.09

                                                        RATIO OF NET      RATIO OF NET
                                        RATIO OF NET     OF EXPENSES    INVESTMENT INCOME
                            RATIO OF     INVESTMENT      TO AVERAGE        TO AVERAGE
             NET ASSETS     EXPENSES       INCOME        NET ASSETS        NET ASSETS      PORTFOLIO
               END OF      TO AVERAGE    TO AVERAGE      (BEFORE FEE      (BEFORE FEE      TURNOVER
            PERIOD (000)   NET ASSETS    NET ASSETS       WAIVERS)          WAIVERS)         RATE
-----------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------
CLASS I
2002*          $139,262        0.59%        4.29%           0.74%             4.14%            4%
2002 6          137,902        0.59         4.47            0.74              4.32             6
2001            148,726        0.60         4.62            0.80              4.42            16
2000            156,734        0.81         4.46            0.91              4.36            10
1999            192,536        0.76         4.21            1.05              3.92             7
1998 1          206,246        0.74         4.34            1.03              4.05            26
1997 2          194,950        0.76         4.73            1.05              4.44            28
CLASS A
2002*          $ 13,592        0.84%        4.04%           0.99%             3.89%            4%
2002 6           15,638        0.79         4.27            0.94              4.12             6
2001             13,816        0.70         4.52            0.90              4.32            16
2000             14,799        1.06         4.21            1.16              4.11            10
1999             28,305        1.01         3.96            1.29              3.68             7
1998 1           38,536        0.99         4.09            1.28              3.80            26
1997 2           38,302        1.01         4.48            1.30              4.19            28
CLASS B
2002*          $  1,900        1.55%        3.33%           1.70%             3.18%            4%
2002 6            1,960        1.50         3.56            1.65              3.41             6
2001              1,937        1.55         3.67            1.70              3.52            16
2000              1,881        1.81         3.46            1.91              3.36            10
1999              3,217        1.76         3.21            2.05              2.92             7
1998 1            3,983        1.74         3.34            2.03              3.05            26
1997 2            3,503        1.76         3.73            2.05              3.44            28
CLASS C
2002*          $    296        1.55%        3.33%           1.70%             3.18%           4%
2002 3,6            283        1.55         3.51            1.70              3.36             6
-----------------------------------------------------------------------------------------------------
NATIONAL TAX EXEMPT BOND FUND
-----------------------------------------------------------------------------------------------------
CLASS I
2002*          $169,013        0.58%        3.98%           0.73%             3.83%            6%
2002 6          167,578        0.60         4.19            0.75              4.04            19
2001            162,015        0.60         4.39            0.80              4.19            27
2000             95,634        0.54         4.37            0.81              4.10            65
1999            100,638        0.36         4.39            0.87              3.88            23
1998 4           80,259        0.33         4.62            0.87              4.08             0
CLASS A
2002*          $  4,270        0.83%        3.73%           0.98%             3.58%            6%
2002 6            7,385        0.80         3.99            0.95              3.84            19
2001              6,644        0.70         4.29            0.90              4.09            27
2000              4,009        0.64         4.27            0.91              4.00            65
1999 4            4,205        0.46         4.29            0.97              3.78            23
CLASS B
2002*          $    846        1.54%        3.02%           1.69%             2.87%            6%
2002 6              749        1.51         3.28            1.66              3.13            19
2001                500        1.40         3.59            1.55              3.44            27
2000                224        1.35         3.56            1.56              3.35            65
1999 4              275        1.17         3.58            1.68              3.07            23
CLASS C
2002*          $     82        1.54%        3.02%           1.69%             2.87%            6%
2002 6               19        1.56         3.23            1.71              3.08            19
2001++               82        1.55         3.44            1.70              3.29            27
2000 4               --        1.50         3.41            1.65              3.26            65

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
++ INFORMATION PRESENTED FOR THE NATIONAL TAX EXEMPT BOND FUND CLASS C REFLECTS THE IMPACT OF THE LOW LEVEL OF ASSETS AT THE BEGINNING OF THE PERIOD AND THROUGHOUT THE YEAR ENDED MAY 31, 2001. BECAUSE OF THE LOW ASSET LEVELS, THE INFORMATION PRESENTED IS NOT CONSIDERED MEANINGFUL RELATIVE TO THE OTHER SHARE CLASSES OF THE FUND.
1 FOR THE ELEVEN MONTH PERIOD ENDED MAY 31, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
2    FOR THE YEAR ENDED JUNE 30.
3 MICHIGAN MUNICIPAL BOND CLASS C COMMENCED OPERATIONS ON AUGUST 6, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
4 NATIONAL TAX EXEMPT BOND FUND CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON APRIL 9, 1998, JUNE 22, 1998, JANUARY 28, 1999 AND FEBRUARY 24, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
5    PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
6 SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS REGARDING IMPLEMENTATION OF NEW ACCOUNTING STANDARDS.
SEE NOTES TO FINANCIAL STATEMENTS.

22  NOVEMBER 30, 2002

                                                            FINANCIAL HIGHLIGHTS
                                                             TAX FREE BOND FUNDS


SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31,

             NET ASSET                    REALIZED AND     DIVIDENDS       DISTRIBUTIONS
               VALUE,         NET          UNREALIZED       FROM NET          FROM NET      NET ASSET
             BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT         REALIZED      VALUE, END    TOTAL
             OF PERIOD      INCOME       ON SECURITIES      INCOME         CAPITAL GAINS    OF PERIOD    RETURN+
-----------------------------------------------------------------------------------------------------------------------
OHIO TAX EXEMPT BOND FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*         $11.20         $0.23 1       $ 0.13            $(0.23)           $(0.00)       $11.33        3.22%
2002 5         11.04          0.47 1         0.16             (0.47)            (0.00)        11.20        5.81
2001           10.49          0.48           0.55             (0.48)            (0.00)        11.04       10.00
2000           11.03          0.48          (0.53)            (0.48)            (0.01)        10.49       (0.40)
1999           11.13          0.53          (0.09)            (0.53)            (0.01)        11.03        3.94
1998           10.86          0.51           0.28             (0.51)            (0.01)        11.13        7.43
CLASS A
2002*         $11.17         $0.22 1       $ 0.12            $(0.22)           $(0.00)       $11.29        3.00%
2002 5         11.00          0.44 1         0.18             (0.45)            (0.00)        11.17        5.70
2001           10.46          0.47           0.54             (0.47)            (0.00)        11.00        9.81
2000           11.00          0.47          (0.53)            (0.47)            (0.01)        10.46       (0.51)
1999           11.09          0.52          (0.08)            (0.52)            (0.01)        11.00        3.93
1998           10.82          0.51           0.28             (0.51)            (0.01)        11.09        7.39
CLASS B
2002*         $11.14         $0.18 1       $ 0.12            $(0.17)           $(0.00)       $11.27        2.74%
2002 5         11.10          0.18 1         0.04             (0.18)            (0.00)        11.14        1.99
CLASS C
2002*         $11.15         $0.17 1       $ 0.13            $(0.17)           $(0.00)       $11.28        2.73%
2002 5         11.00          0.36 1         0.15             (0.36)            (0.00)        11.15        4.72
2001           10.61          0.36           0.38             (0.35)            (0.00)        11.00        7.08
CLASS H
2002*         $11.15         $0.18 1       $ 0.13            $(0.18)           $(0.00)       $11.28        2.74%
2002 5         10.95          0.06 1         0.20             (0.06)            (0.00)        11.15        2.35
-----------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS I
2002*         $10.47         $0.21 1       $ 0.11            $(0.21)           $(0.00)       $10.58        3.06%
2002 5         10.36          0.46 1         0.11             (0.46)            (0.00)        10.47        5.57
2001            9.89          0.47 1         0.47             (0.47)            (0.00)        10.36        9.64
2000           10.39          0.45          (0.46)            (0.47)            (0.02)         9.89       (0.06)
1999           10.45          0.51          (0.07)            (0.49)            (0.01)        10.39        4.21
1998           10.22          0.46           0.24             (0.46)            (0.01)4       10.45        6.95
CLASS A
2002*         $10.49         $0.20 1       $ 0.11            $(0.20)           $(0.00)       $10.60        2.93%
2002 5         10.38          0.44 1         0.11             (0.44)            (0.00)        10.49        5.36
2001            9.91          0.46 1         0.47             (0.46)            (0.00)        10.38        9.52
2000           10.40          0.44          (0.45)            (0.46)            (0.02)         9.91       (0.05)
1999           10.45          0.48          (0.04)            (0.48)            (0.01)        10.40        4.21
1998           10.22          0.45           0.24             (0.45)            (0.01)4       10.45        6.84
CLASS C
2002*         $10.48         $0.16 1       $ 0.11            $(0.16)           $(0.00)       $10.59        2.57%
2002 5         10.38          0.35 1         0.11             (0.36)            (0.00)        10.48        4.46
2001++          9.91          0.04 1         0.47             (0.04)            (0.00)        10.38        5.18
2000 3          9.95          0.13          (0.14)            (0.03)            (0.00)         9.91       (0.06)

                                                        RATIO OF NET      RATIO OF NET
                                        RATIO OF NET     OF EXPENSES    INVESTMENT INCOME
                            RATIO OF     INVESTMENT      TO AVERAGE        TO AVERAGE
             NET ASSETS     EXPENSES       INCOME        NET ASSETS        NET ASSETS      PORTFOLIO
               END OF      TO AVERAGE    TO AVERAGE      (BEFORE FEE      (BEFORE FEE      TURNOVER
            PERIOD (000)   NET ASSETS    NET ASSETS       WAIVERS)          WAIVERS)         RATE
-----------------------------------------------------------------------------------------------------
OHIO TAX EXEMPT BOND FUND
-----------------------------------------------------------------------------------------------------
CLASS I
2002*         $153,242        0.57%          4.02%         0.72%             3.87%              2%
2002 5         154,461        0.60           4.20          0.75              4.05              19
2001           156,655        0.56           4.44          0.76              4.24              20
2000           166,164        0.52           4.52          0.80              4.24              31
1999           205,365        0.28           4.77          0.78              4.27              19
1998           165,395        0.25           4.67          0.80              4.12              15
CLASS A
2002*         $ 11,261        0.82%          3.77%         0.97%             3.62%              2%
2002 5          11,639        0.80           4.00          0.95              3.85              19
2001             8,460        0.66           4.34          0.86              4.14              20
2000             5,173        0.62           4.42          0.90              4.14              31
1999             4,808        0.38           4.67          0.88              4.17              19
1998             4,037        0.25           4.59          0.80              4.04              15
CLASS B
2002*         $    339        1.53%          3.06%         1.68%             2.91%              2%
2002 5             161        1.51           3.29          1.66              3.14              19
CLASS C
2002*         $  1,104        1.53%          3.06%         1.68%             2.91%              2%
2002 5           1,025        1.56           3.24          1.71              3.09              19
2001               281        1.51           3.49          1.66              3.34              20
CLASS H
2002*         $    139        1.53%          3.06%         1.68%             2.91%              2%
2002 5              30        1.59           3.16          1.74              3.01              19
-----------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------
CLASS I
2002*         $ 54,562        0.63%          3.94%         0.78%             3.79%              6%
2002 5          51,319        0.64           4.40          0.79              4.25              13
2001            45,441        0.63           4.57          0.86              4.34              25
2000            45,021        0.53           4.55          0.84              4.24              38
1999            40,171        0.48           4.80          0.83              4.45              15
1998            38,753        0.69           4.40          0.84              4.25              20
CLASS A
2002*         $  1,008        0.88%          3.69%         1.03%             3.54%              6%
2002 5           1,015        0.84           4.20          0.99              4.05              13
2001               399        0.73           4.47          0.96              4.24              25
2000               216        0.63           4.45          0.94              4.14              38
1999               218        0.58           4.70          0.93              4.35              15
1998               125        0.77           4.32          0.94              4.15              20
CLASS C
2002*         $    966        1.59%          2.98%         1.74%             2.83%              6%
2002 5             463        1.60           3.44          1.75              3.29              13
2001++               4        1.24           3.72          1.42              3.54              25
2000 3              --        1.53           3.55          1.68              3.40              38

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
++ INFORMATION PRESENTED FOR THE PENNSYLVANIA MUNICIPAL BOND FUND CLASS C REFLECTS THE IMPACT OF THE LOW LEVEL OF ASSETS AT THE BEGINNING OF THE PERIOD AND THROUGHOUT THE YEAR ENDED MAY 31, 2001. BECAUSE OF THE LOW ASSET LEVELS, THE INFORMATION PRESENTED IS NOT CONSIDERED MEANINGFUL RELATIVE TO THE OTHER SHARE CLASSES OF THE FUND.
1    PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 OHIO TAX EXEMPT BOND FUND CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON DECEMBER 4, 2001, JUNE 23, 2000 AND APRIL 1, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
3 PENNSYLVANIA MUNICIPAL BOND FUND CLASS C COMMENCED OPERATIONS ON FEBRUARY 24, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
4 INCLUDES DISTRIBUTIONS IN EXCESS OF NET REALIZED CAPITAL GAINS OF $(0.01) AND $(0.01) FOR CLASS I AND CLASS A, RESPECTIVELY, OF THE PENNSYLVANIA MUNICIPAL BOND FUND.
5 SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS REGARDING IMPLEMENTATION OF NEW ACCOUNTING STANDARDS.
SEE NOTES TO FINANCIAL STATEMENTS.

NOVEMBER 30, 2002 23

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)


ARMADA CORE EQUITY FUND
--------------------------------------------------------------------------------
                                             NUMBER               VALUE
                                            OF SHARES             (OOO)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.3%
BASIC MATERIALS -- 6.7%
 Dow Chemical                                97,000             $ 3,095
 Praxair                                     50,000               2,950
 Weyerhaeuser#                               57,800               3,040
                                                                -------
                                                                  9,085
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 3.3%
 First Data                                  68,200               2,363
 Sungard Data Systems*                       93,600               2,187
                                                                -------
                                                                  4,550
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 6.8%
 Fortune Brands                              51,100               2,492
 Lowe's                                      71,200               2,955
 TJX                                        198,100               3,877
                                                                -------
                                                                  9,324
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 6.9%
 Avon Products#                              43,000               2,208
 H.J. Heinz                                  71,000               2,472
 Kimberly-Clark                              49,600               2,496
 UST                                         69,600               2,241
                                                                -------
                                                                  9,417
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 3.9%
 Carnival#                                   93,900               2,634
 Gannett                                     37,500               2,672
                                                                -------
                                                                  5,306
--------------------------------------------------------------------------------
ENERGY -- 6.3%
 ChevronTexaco                               46,715               3,131
 ConocoPhillips                              51,329               2,454
 Exxon Mobil                                 87,600               3,049
                                                                -------
                                                                  8,634
--------------------------------------------------------------------------------
FINANCIALS -- 18.3%
 American International Group                42,200               2,749
 Bank of America                             52,600               3,686
 Bank of New York                            74,000               2,246
 Chubb                                       47,500               2,784
 Citigroup                                   99,700               3,877
 FleetBoston Financial                      132,400               3,592
 JPMorgan Chase                             134,100               3,375
 Morgan Stanley                              58,800               2,660
                                                                -------
                                                                 24,969
--------------------------------------------------------------------------------
HEALTHCARE -- 11.1%
 Abbott Laboratories                         71,000               3,108
 Bristol-Myers Squibb                       121,800               3,228
 Merck                                       40,000               2,376
 Pfizer                                      97,500               3,075
 Pharmacia                                   78,100               3,304
                                                                -------
                                                                 15,091
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                             NUMBER               VALUE
                                            OF SHARES             (OOO)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
INDUSTRIALS -- 7.2%
 Caterpillar                                 56,800             $ 2,834
 General Electric                           154,100               4,176
 United Technologies                         44,800               2,799
                                                                -------
                                                                  9,809
--------------------------------------------------------------------------------
TECHNOLOGY -- 16.7%
 Dell Computer*                              97,800               2,794
 Intel                                      164,900               3,443
 Lexmark International*                      48,200               3,188
 Microsoft*                                  83,500               4,828
 Motorola                                   227,900               2,594
 Northrop Grumman#                           31,300               3,033
 Texas Instruments                          146,800               2,952
                                                                -------
                                                                 22,832
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.8%
 SBC Communications                          90,400               2,576
 Verizon Communications                      62,700               2,626
                                                                -------
                                                                  5,202
--------------------------------------------------------------------------------
TRANSPORTATION -- 4.4%
 Southwest Airlines#                        204,800               3,400
 Union Pacific                               43,600               2,524
                                                                -------
                                                                  5,924
--------------------------------------------------------------------------------
UTILITIES -- 1.9%
 Exelon                                      52,500               2,635
--------------------------------------------------------------------------------

Total Common Stock (Cost $137,854)                              132,778
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 2.6%
 Armada Money Market Fund, Class I +      3,490,986               3,491
--------------------------------------------------------------------------------

Total Related Party Money Market Fund
  (Cost $3,491)                                                $  3,491
--------------------------------------------------------------------------------

Total Investments-- 99.9% (Cost $141,345)                       136,269
--------------------------------------------------------------------------------
OTHER ASSETS & Liabilities -- 0.1%
 Investment Advisory Fees Payable                                   (81)
 12b-1 Fees Payable
 Class I                                                            (70)
 Class A                                                            (11)
 Administrative Fees Payable                                         (8)
 Custody Fees Payable                                                (3)
 Other Assets & Liabilities                                         354
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                              181
--------------------------------------------------------------------------------

24  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS
                                                                     (UNAUDITED)


ARMADA CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                 VALUE
                                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
 (unlimited authorization -- no par value)                    $148,148
Undistributed net investment income                                225
Accumulated net realized loss on investments                    (6,847)
Net unrealized depreciation on investments                      (5,076)
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                    $136,450
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
 Price Per Share -- Class I (based on 13,893,128
 outstanding shares of beneficial interest)                      $9.45
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share --
Class A (based on 313,428 outstanding shares of
beneficial interest)                                             $9.37
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A
 ($9.37 / 94.50%)                                                $9.92
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
 (based on 182,054 outstanding shares of beneficial interest)    $9.10
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
 (based on 46,379 outstanding shares of beneficial interest)     $9.11
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
 (based on 9,262 outstanding shares of beneficial interest)      $9.10
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
 ($9.10 / 99.00%)                                                $9.19
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                           NOVEMBER 30, 2002  25

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)


ARMADA EQUITY GROWTH FUND
--------------------------------------------------------------------------------
                                                      NUMBER        VALUE
                                                    OF SHARES       (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.4%
BASIC MATERIALS -- 4.9%
Air Products & Chemicals                             205,200      $  9,074
Avery Dennison                                       196,450        12,659
Rohm & Haas                                          294,800        10,433
                                                                  --------
                                                                    32,166
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 2.2%
First Data                                           222,300         7,701
Sungard Data Systems*                                284,400         6,646
                                                                  --------
                                                                    14,347
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 7.9%
Autozone*                                            126,200        10,311
Johnson Controls                                     110,400         9,151
Lowe's                                               191,900         7,964
TJX                                                  358,100         7,008
Wal-Mart Stores                                      324,819        17,592
                                                                  --------
                                                                    52,026
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 9.0%
Anheuser-Busch                                       180,500         8,866
Colgate-Palmolive#                                   153,000         7,863
Estee Lauder, Cl A#                                  361,300         9,856
Newell Rubbermaid                                    267,000         8,469
PepsiCo                                              288,115        12,239
Procter & Gamble                                     140,278        11,784
                                                                  --------
                                                                    59,077
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 11.3%
Carnival#                                            353,800         9,924
Harley-Davidson#                                     174,222         8,457
Hilton Hotels                                        603,800         8,266
Marriott International, Cl A#                        243,000         8,687
McGraw-Hill                                          124,600         7,388
New York Times, Cl A#                                206,400         9,915
Viacom, Cl B*                                        293,000        13,774
Yum! Brands*                                         319,300         7,634
                                                                  --------
                                                                    74,045
--------------------------------------------------------------------------------
ENERGY -- 5.1%
Apache                                               168,700         9,089
Exxon Mobil                                          194,388         6,765
GlobalSantaFe                                        392,300        10,051
Noble*                                               219,900         7,465
                                                                  --------
                                                                    33,370
--------------------------------------------------------------------------------
FINANCIALS -- 20.6%
ACE                                                  232,500         7,928
Allstate                                             192,300         7,505
American International Group                         131,791         8,586
Bank of America                                      107,900         7,562
Bank of New York                                     230,300         6,990
Citigroup                                            192,873         7,499
Fifth Third Bancorp#                                 179,500        10,052
Freddie Mac                                          152,450         8,787
Goldman Sachs Group#                                 145,900        11,507
--------------------------------------------------------------------------------
                                                      NUMBER        VALUE
                                                    OF SHARES       (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
FINANCIALS -- CONTINUED
Marsh & McLennan#                                    199,200      $  9,402
MBNA                                                 341,482         7,287
Principal Financial Group                            403,500        11,702
State Street#                                        264,430        11,899
US Bancorp                                           375,000         8,213
Wells Fargo                                          216,600        10,009
                                                                  --------
                                                                   134,928
--------------------------------------------------------------------------------
HEALTHCARE -- 16.7%
Abbott Laboratories                                  241,600        10,577
Amgen*                                               242,100        11,427
Johnson & Johnson                                    348,536        19,874
Medtronic                                            287,201        13,427
Merck                                                178,505        10,605
Pfizer                                               737,039        23,246
Pharmacia                                            271,684        11,492
Wellpoint Health Networks*                           137,000         9,019
                                                                  --------
                                                                   109,667
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.5%
General Electric                                     252,467         6,842
United Technologies                                  149,589         9,345
                                                                  --------
                                                                    16,187
--------------------------------------------------------------------------------
TECHNOLOGY -- 14.6%
Adobe Systems#                                       271,100         8,006
Cisco Systems*#                                      449,724         6,710
Dell Computer*#                                      235,000         6,714
Intel                                                716,970        14,970
Lexmark International*#                              160,700        10,629
Lockheed Martin                                      199,100        10,393
Microsoft*                                           384,024        22,204
Qualcomm*                                            185,000         7,626
Texas Instruments#                                   441,732         8,883
                                                                  --------
                                                                    96,135
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.1%
Verizon Communications                               178,537         7,477
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.5%
Southwest Airlines#                                  608,100        10,094
--------------------------------------------------------------------------------

Total Common Stock (Cost $601,993)                                 639,519
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 2.5%
Armada Money Market Fund, Class I +               16,688,583        16,689
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $16,689)                16,689
--------------------------------------------------------------------------------

Total Investments -- 99.9% (Cost $618,682)                         656,208
--------------------------------------------------------------------------------

26 November 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS
                                                                     (UNAUDITED)


ARMADA EQUITY GROWTH FUND
--------------------------------------------------------------------------------
                                                    VALUE
                                                    (000)
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.1%
Investment Advisory Fees Payable                  $  (401)
 12b-1 Fees Payable
Class I                                              (245)
Class A                                               (57)
Administrative Fees Payable                           (37)
Custody Fees Payable                                   (7)
Other Assets & Liabilities                          1,499
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                752
--------------------------------------------------------------------------------

Net Assets:
Shares of beneficial interest
(unlimited authorization -- no par value)         650,093
Undistributed net investment income                   355
Accumulated net realized loss on investments      (31,014)
Net unrealized appreciation on investments         37,526
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                       $656,960
--------------------------------------------------------------------------------
Net Asset Value, Offering and
 Redemption Price Per Share -- Class I
 (based on 33,636,291 outstanding shares of
 beneficial interest)                              $16.90
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share --
 Class A (based on 5,108,732 outstanding shares
 of beneficial interest)                           $16.71
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A
 ($16.71 / 94.50%)                                 $17.68
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share --
 Class B (based on 156,971 outstanding shares of
 beneficial interest)                              $16.20
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share --
 Class C (based on 35,094 outstanding shares of
 beneficial interest)                              $16.21
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H (based
 on 5,062 outstanding shares of beneficial
 interest)                                         $16.22
--------------------------------------------------------------------------------
Maximum Offering Price Per Share --
 Class H ($16.22 / 99.00%)                         $16.38
--------------------------------------------------------------------------------
* Non-income producing security
# Security fully or partially on loan
+ See Note 3 in Notes to Financial Statements.
Cl -- Class
See notes to financial statements.
                                                           NOVEMBER 30, 2002  27

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)


ARMADA EQUITY INDEX FUND
--------------------------------------------------------------------------------
                                        NUMBER       VALUE
                                      OF SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.8%
BASIC MATERIALS -- 2.7%
Air Products & Chemicals                 7,013     $   310
Alcoa                                   26,131         668
Allegheny Technologies                   2,487          18
Ashland                                  2,142          62
Avery Dennison                           3,390         218
Ball                                     1,757          87
Bemis                                    1,634          85
Boise Cascade                            1,796          49
Cummins#                                 1,278          40
Dow Chemical                            28,015         894
Eastman Chemical                         2,386          93
EI du Pont de Nemours                   30,655       1,368
Engelhard                                3,999          97
Freeport-McMoran Copper & Gold, Cl B*#   4,454          69
Georgia-Pacific Group                    7,107         147
Goodyear Tire & Rubber                   5,040          42
Great Lakes Chemical                     1,549          39
Hercules*                                3,365          32
International Paper                     14,905         585
Louisiana-Pacific*                       3,227          29
MeadWestvaco                             6,167         154
Monsanto                                 8,055         142
Newmont Mining#                         12,091         283
Nucor                                    2,408         121
Pactiv*                                  4,881         101
Phelps Dodge*                            2,738          86
PPG Industries                           5,209         261
Praxair                                  5,042         297
Rohm & Haas                              6,819         241
Sealed Air*                              2,590          98
Sherwin-Williams                         4,711         136
Sigma-Aldrich                            2,259         114
Temple-Inland                            1,635          80
United States Steel                      3,124          45
Weyerhaeuser                             6,743         355
Worthington Industries                   2,637          46
                                                   -------
                                                     7,492
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.7%
Automatic Data Processing               19,140         832
Cintas#                                  5,243         265
Computer Sciences*#                      5,274         184
Concord EFS*                            15,757         236
Convergys*                               5,337          92
Electronic Data Systems                 14,785         274
First Data                              23,601         818
Fiserv*                                  5,902         200
IMS Health                               8,912         148
Interpublic Group                       11,791         176
Moody's                                  4,762         210
Omnicom Group                            5,774         393
Paychex                                 11,577         338
Pulte Homes                              1,888          89
Quintiles Transnational*                 3,664          43
--------------------------------------------------------------------------------
                                        NUMBER       VALUE
                                      OF SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
COMMERCIAL SERVICES -- CONTINUED
Robert Half International*               5,437     $   107
Ryder System                             1,911          44
Sungard Data Systems*                    8,706         203
TMP Worldwide*                           3,438          50
                                                   -------
                                                     4,702
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 8.0%
Alberto-Culver, Cl B                     1,783          88
Autozone*                                3,255         266
Bed Bath & Beyond*                       9,010         313
Best Buy*                                9,894         274
Big Lots*                                3,579          45
Black & Decker                           2,483         107
Centex                                   1,889          95
Circuit City Stores                      6,477          63
Cooper Tire & Rubber                     2,257          36
Costco Wholesale*                       14,015         453
CVS#                                    12,097         325
Dana                                     4,586          62
Delphi Automotive Systems               17,312         147
Dillard's, Cl A#                         2,623          51
Dollar General                          10,274         136
Family Dollar Stores                     5,342         158
Federated Department Stores*             6,208         203
Fluor                                    2,486          68
Ford Motor                              55,949         637
Fortune Brands                           4,635         226
Gap                                     26,752         425
General Motors#                         17,311         687
Home Depot                              72,683       1,920
JC Penney                                8,251         196
Johnson Controls                         2,735         227
Jones Apparel Group*                     3,975         146
KB Home                                  1,585          71
Kohl's*                                 10,374         711
Leggett & Platt                          6,050         144
Limited                                 16,015         272
Liz Claiborne                            3,292         106
Lowe's                                  23,975         995
Masco                                   14,935         301
May Department Stores                    8,835         216
Maytag                                   2,393          74
Navistar International*                  1,866          58
Nike, Cl B                               8,285         371
Nordstrom                                4,155          83
Office Depot*                            9,517         169
Paccar                                   3,575         175
RadioShack                               5,366         127
Reebok International*                    1,836          53
Sears Roebuck                            9,732         270
Staples*                                14,430         278
Target                                  27,987         973
Tiffany                                  4,497         128
TJX                                     16,660         326

28 NOVEMBER 30, 2002

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)


ARMADA EQUITY INDEX FUND
--------------------------------------------------------------------------------
                                                NUMBER       VALUE
                                               OF SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
CONSUMER CYCLICALS -- CONTINUED
Toys `R'Us*                                      6,495      $    88
VF                                               3,399          129
Visteon                                          4,037           32
Vulcan Materials                                 3,130          118
Wal-Mart Stores                                137,338        7,438
Walgreen                                        31,587          909
Whirlpool                                        2,097          113
                                                            -------
                                                             22,082
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 8.4%
Adolph Coors, Cl B                               1,113           72
Albertson's#                                    12,552          293
Anheuser-Busch                                  27,053        1,329
Archer-Daniels-Midland                          20,109          268
Avon Products                                    7,298          375
Brown-Forman, Cl B                               2,108          139
Campbell Soup                                   12,661          306
Clorox                                           7,110          312
Coca-Cola                                       76,659        3,499
Coca-Cola Enterprises                           13,787          294
Colgate-Palmolive                               16,887          868
Conagra Foods                                   16,581          404
Ecolab                                           3,980          198
General Mills                                   11,307          504
Gillette                                        32,618          989
H.J. Heinz                                      10,814          377
Hershey Foods                                    4,213          271
International Flavors & Fragrances               2,909           96
Kellogg                                         12,627          421
Kimberly-Clark                                  16,015          806
Kroger*                                         24,510          386
Newell Rubbermaid                                8,239          261
Pepsi Bottling Group                             8,722          250
PepsiCo                                         54,571        2,318
Philip Morris                                   65,281        2,462
Procter & Gamble                                40,112        3,369
RJ Reynolds Tobacco Holdings                     2,836          109
Safeway*                                        13,613          324
Sara Lee                                        24,213          565
Supervalu                                        4,110           74
Sysco                                           20,474          602
Tupperware                                       1,798           31
UST                                              5,213          168
Winn-Dixie Stores                                4,338           65
Wm. Wrigley                                      6,955          374
                                                            -------
                                                             23,179
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 5.8%
American Greetings, Cl A*#                       2,034           33
AOL Time Warner*                               137,431        2,250
Apollo Group, Cl A*                              5,330          220
Brunswick                                        2,779           58
Carnival#                                       18,102          508
Clear Channel Communications*                   18,910          822
Comcast, Cl A*                                  76,891        1,802

--------------------------------------------------------------------------------
                                                NUMBER       VALUE
                                               OF SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
CONSUMER SERVICES -- CONTINUED
Darden Restaurants                               5,345      $   116
Deluxe                                           1,957           85
Dow Jones                                        2,600          108
Eastman Kodak                                    8,996          332
eBay*#                                           9,437          651
Gannett                                          8,229          586
Harley-Davidson                                  9,342          453
Harrah's Entertainment*                          3,539          142
Hasbro#                                          5,343           68
Hilton Hotels                                   11,436          156
International Game Technology*                   2,781          214
Knight Ridder                                    2,571          161
Marriott International, Cl A#                    7,496          268
Mattel                                          13,465          278
McDonald's                                      39,259          726
McGraw-Hill                                      5,988          355
Meredith                                         1,531           67
New York Times, Cl A                             4,676          225
RR Donnelley & Sons                              3,496           74
Starbucks*                                      11,916          259
Starwood Hotels & Resorts Worldwide              6,153          156
Tribune                                          9,292          426
Univision Communications, Cl A*#                 7,066          227
Viacom, Cl B*                                   54,554        2,565
Walt Disney                                     62,981        1,248
Wendy's International                            3,537           99
Yum! Brands*                                     9,150          219
                                                            -------
                                                             15,957
--------------------------------------------------------------------------------
ENERGY -- 5.5%
Amerada Hess                                     2,746          154
Anadarko Petroleum                               7,664          362
Apache                                           4,434          239
Baker Hughes                                    10,412          341
BJ Services*#                                    4,835          162
Burlington Resources                             6,209          262
ChevronTexaco                                   32,947        2,208
ConocoPhillips                                  20,861          997
Devon Energy                                     4,825          221
El Paso#                                        17,831          152
EOG Resources                                    3,582          139
Exxon Mobil                                    208,646        7,261
Halliburton                                     13,446          282
Kerr-McGee#                                      3,095          140
Marathon Oil                                     9,559          191
McDermott International*                         1,977            7
Nabors Industries*                               4,448          157
Noble*                                           4,150          141
Occidental Petroleum                            11,572          322
Rowan#                                           2,899           62
Schlumberger                                    17,812          788
Sunoco                                           2,354           70
Transocean Sedco Forex                           9,852          239
Unocal                                           7,550          224
Williams                                        15,936           42
                                                            -------
                                                             15,163
--------------------------------------------------------------------------------
                                                           NOVEMBER 30, 2002  29

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)


ARMADA EQUITY INDEX FUND
--------------------------------------------------------------------------------
                                                NUMBER        VALUE
                                              OF SHARES       (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
FINANCIALS -- 19.6%
ACE                                              8,093      $   276
Aetna                                            4,504          170
Aflac                                           15,990          493
Allstate                                        21,896          855
AMBAC Financial Group                            3,271          204
American Express                                41,048        1,598
American International Group                    80,646        5,254
Amsouth Bancorporation                          11,162          213
AON#                                             9,411          172
Bank of America                                 46,447        3,255
Bank of New York                                22,467          682
Bank One                                        36,228        1,431
BB&T#                                           14,792          562
Bear Stearns                                     3,076          197
Capital One Financial#                           6,786          229
Cendant*                                        32,195          405
Charles Schwab                                  42,325          488
Charter One Financial                            7,283          219
Chubb                                            5,291          310
Cincinnati Financial                             5,008          193
Citigroup                                      156,383        6,080
Comerica                                         5,439          257
Countrywide Credit#                              3,815          188
Equifax                                          4,469          109
Fannie Mae                                      30,778        1,941
Fifth Third Bancorp                             17,918        1,003
First Tennessee National                         3,913          144
FleetBoston Financial                           32,315          877
Franklin Resources#                              8,083          299
Freddie Mac                                     21,451        1,236
Golden West Financial#                           4,779          331
Goldman Sachs Group                             14,867        1,173
H&R Block                                        5,664          217
Hartford Financial Services                      7,637          375
Household International                         14,090          404
Huntington Bancshares                            7,631          149
Jefferson-Pilot                                  4,636          177
John Hancock Financial Services                  9,089          278
JPMorgan Chase                                  61,451        1,547
Keycorp                                         13,147          343
Lehman Brothers Holdings                         7,532          462
Lincoln National                                 5,772          203
Loews                                            5,834          236
Marsh & McLennan                                16,535          780
Marshall & Ilsley                                6,550          186
MBIA                                             4,559          207
MBNA                                            39,435          842
Mellon Financial                                13,612          409
Merrill Lynch                                   26,626        1,158
Metlife                                         21,773          584
MGIC Investment                                  3,262          152
Morgan Stanley                                  34,001        1,538
National City (B)                               18,794          522
North Fork Bancorporation                        5,058          176
Northern Trust                                   6,843          265
PNC Financial Services Group                     8,766          370
--------------------------------------------------------------------------------
                                                NUMBER        VALUE
                                              OF SHARES       (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
FINANCIALS -- CONTINUED
Principal Financial Group                       11,068      $   321
Progressive                                      6,789          385
Providian Financial*                             8,912           54
Prudential Financial                            18,103          545
Regions Financial                                7,079          246
Safeco                                           3,945          143
SLM                                              4,794          469
SouthTrust                                      10,701          280
St. Paul#                                        6,908          257
State Street                                    10,039          452
Stilwell Financial                               6,863          101
SunTrust Banks                                   8,834          518
Synovus Financial                                9,114          190
T Rowe Price Group                               3,819          116
Torchmark                                        3,748          139
Travelers Property Casualty, Cl B*              30,864          494
Union Planters                                   6,256          185
UnumProvident                                    7,498          128
US Bancorp                                      59,004        1,292
Wachovia                                        42,242        1,485
Washington Mutual                               30,070        1,082
Wells Fargo                                     52,444        2,423
XL Capital, Cl A                                 4,182          346
Zions Bancorporation                             2,832          117
                                                            -------
                                                             54,192
--------------------------------------------------------------------------------
HEALTHCARE -- 13.8%
Abbott Laboratories                             48,168        2,109
Allergan#                                        3,989          235
Amgen*                                          39,566        1,868
Anthem*                                          4,372          259
Applied Biosystems Group - Applera               6,555          143
Bard (C.R.)                                      1,623           90
Bausch & Lomb#                                   1,664           63
Baxter International                            18,553          594
Becton Dickinson                                 7,973          237
Biogen*#                                         4,584          202
Biomet                                           8,271          227
Boston Scientific*                              12,530          526
Bristol-Myers Squibb                            59,826        1,585
Cardinal Health#                                13,941          858
Chiron*#                                         5,865          236
Cigna                                            4,348          189
Eli Lilly                                       34,699        2,370
Forest Laboratories*                             5,514          592
Genzyme Corp-General Division*                   6,600          217
Guidant*                                         9,444          283
HCA - The Healthcare Company                    15,865          637
Health Management Associates, Cl A               7,447          131
Healthsouth*                                    12,145           49
Humana*                                          5,223           54
Johnson & Johnson                               91,920        5,241
King Pharmaceuticals*                            7,654          145
Manor Care*                                      3,096           60
McKesson HBOC                                    8,872          230


30  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS
                                                                     (UNAUDITED)


ARMADA EQUITY INDEX FUND
--------------------------------------------------------------------------------
                                                      NUMBER      VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
HEALTHCARE -- CONTINUED
 Medimmune*                                             7,719   $   204
 Medtronic                                             37,472     1,752
 Merck                                                 69,450     4,126
 Pfizer                                               191,179     6,030
 Pharmacia                                             39,912     1,688
 Schering-Plough                                       45,251     1,025
 St. Jude Medical*                                      5,439       189
 Stryker*                                               6,091       377
 Tenet Healthcare*                                     15,087       278
 UnitedHealth Group                                     9,504       774
 Watson Pharmaceuticals*                                3,287        99
 Wellpoint Health Networks*#                            4,476       295
 Wyeth                                                 40,935     1,573
 Zimmer Holdings*                                       5,994       226
                                                                -------
                                                                 38,066
--------------------------------------------------------------------------------
INDUSTRIALS -- 5.7%
 3M                                                    12,017     1,560
 Allied Waste Industries*                               6,085        65
 American Power Conversion*                             6,048        97
 Caterpillar                                           10,614       530
 Deere#                                                 7,337       375
 Emerson Electric                                      12,994       678
 General Electric                                     307,192     8,325
 Genuine Parts                                          5,378       171
 Grainger (W.W.)                                        2,890       155
 Illinois Tool Works                                    9,449       642
 ITT Industries                                         2,801       169
 Pall                                                   3,788        72
 Parker Hannifin                                        3,633       170
 Rockwell Automation                                    5,722       120
 Snap-On Tools                                          1,796        54
 Stanley Works                                          2,632        95
 Tyco International                                    61,633     1,100
 United Technologies                                   14,595       912
 Waste Management                                      19,076       475
                                                                -------
                                                                 15,765
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
 Equity Office Properties Trust                        12,865       331
 Equity Residential Properties Trust                    8,475       221
 Plum Creek Timber                                      5,700       139
 Simon Property Group                                   5,711       193
                                                                -------
                                                                    884
--------------------------------------------------------------------------------
TECHNOLOGY -- 17.0%
 ADC Telecommunications*                               24,513        53
 Adobe Systems                                          7,401       219
 Advanced Micro Devices*                               10,539        90
 Agilent Technologies*                                 14,329       278
 Altera*                                               11,859       172
 American Standard*                                     2,240       167
 Analog Devices*                                       11,265       346
--------------------------------------------------------------------------------
                                                      NUMBER      VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
 Andrew*                                                3,027   $    34
 Apple Computer*                                       10,979       170
 Applied Materials*                                    50,556       862
 Applied Micro Circuits*                                9,239        42
 Autodesk                                               3,512        54
 Avaya*#                                               11,147        32
 BMC Software*                                          7,494       134
 Boeing                                                25,891       880
 Broadcom, Cl A*                                        8,289       162
 Cisco Systems*                                       225,976     3,372
 Citrix Systems*                                        5,617        66
 Computer Associates International                     17,856       270
 Compuware*                                            11,524        63
 Comverse Technology*                                   5,767        70
 Cooper Industries, Cl A                                2,872       109
 Corning*#                                             35,448       157
 Crane                                                  1,845        38
 Danaher                                                4,660       293
 Dell Computer*                                        80,116     2,289
 Dover                                                  6,258       195
 Eaton                                                  2,167       164
 Electronic Arts*                                       4,257       289
 EMC-Mass*                                             68,624       497
 Gateway*                                              10,001        38
 General Dynamics                                       6,225       507
 Goodrich                                               3,147        58
 Hewlett-Packard                                       94,193     1,835
 Honeywell International                               25,235       653
 Ingersoll-Rand, Cl A                                   5,215       241
 Intel                                                206,361     4,309
 International Business Machines#                      52,319     4,557
 Intuit*                                                6,531       352
 Jabil Circuit*                                         6,097       131
 JDS Uniphase*                                         42,025       143
 Kla-Tencor*                                            5,837       258
 Lexmark International*                                 4,004       265
 Linear Technology                                      9,797       326
 Lockheed Martin                                       13,911       726
 LSI Logic*                                            11,418        95
 Lucent Technologies*#                                105,759       185
 Maxim Integrated Products                              9,967       419
 Mercury Interactive*                                   2,583        86
 Micron Technology*                                    18,566       293
 Microsoft*                                           167,202     9,668
 Millipore*                                             1,492        55
 Molex                                                  5,973       168
 Motorola                                              70,087       798
 National Semiconductor*                                5,532       112
 NCR*                                                   3,040        84
 Network Appliance*                                    10,304       143
 Northrop Grumman#                                      3,482       337
 Novell*                                               11,191        40
 Novellus Systems*                                      4,481       163

                                                           NOVEMBER 30, 2002  31

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)


ARMADA EQUITY INDEX FUND
--------------------------------------------------------------------------------
                                                            NUMBER       VALUE
                                                          OF SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
 Nvidia*                                                     4,633      $    79
 Oracle*                                                   167,740        2,038
 Parametric Technology*                                      8,050           25
 Peoplesoft*                                                 9,585          188
 PerkinElmer                                                 3,948           34
 Pitney Bowes                                                7,427          262
 PMC-- Sierra*                                               5,134           42
 Power-One*                                                  2,527           20
 QLogic*                                                     2,868          125
 Qualcomm*                                                  23,756          979
 Rational Software*                                          6,000           55
 Raytheon                                                   12,291          359
 Sabre Holdings*                                             4,459           97
 Sanmina*                                                   16,176           78
 Scientific-Atlanta#                                         4,834           66
 Seagate* (A)                                                5,934            2
 Siebel Systems*                                            14,617          124
 Solectron*#                                                25,399          117
 Sun Microsystems*                                         100,195          430
 Symbol Technologies                                         7,077           73
 Tektronix*                                                  2,816           56
 Tellabs*#                                                  12,681          112
 Teradyne*#                                                  5,645           92
 Texas Instruments                                          53,532        1,077
 Textron                                                     4,318          186
 Thermo Electron*                                            5,319          104
 Thomas & Betts*                                             1,799           34
 TRW                                                         3,933          203
 Unisys*#                                                    9,934          111
 Veritas Software*                                          12,630          230
 Waters*                                                     4,055          109
 Xerox*#                                                    22,222          194
 Xilinx*                                                    10,356          255
 Yahoo*                                                     18,454          337
                                                                        -------
                                                                         46,905
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 4.2%
 Alltel                                                      9,597          529
 AT&T                                                       23,744          666
 AT&T Wireless Services*                                    83,527          631
 BellSouth                                                  57,854        1,608
 CenturyTel#                                                 4,363          135
 CIENA*                                                     13,292           88
 Citizens Communications*                                    8,698           86
 Nextel Communications, Cl A*                               28,108          386
 Qwest Communications International*#                       51,757          250
 Rockwell Collins                                            5,642          121
 SBC Communications                                        103,093        2,938
 Sprint (FON Group)                                         27,503          401
 Sprint (PCS Group)*                                        30,634          176
 Verizon Communications                                     84,045        3,520
                                                                        -------
                                                                         11,535
--------------------------------------------------------------------------------
                                                            NUMBER       VALUE
                                                          OF SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
TRANSPORTATION -- 1.6%
 AMR*                                                        4,788      $    37
 Burlington Northern Santa Fe                               11,822          300
 CSX                                                         6,554          181
 Delta Air Lines                                             3,804           51
 FedEx                                                       9,211          484
 Norfolk Southern                                           11,978          236
 Southwest Airlines#                                        23,818          395
 Union Pacific                                               7,773          450
 United Parcel Service, Cl B                                34,476        2,185
                                                                        -------
                                                                          4,319
--------------------------------------------------------------------------------
UTILITIES -- 2.4%
 AES*                                                       16,491           35
 Allegheny Energy                                            3,874           27
 Ameren                                                      4,455          184
 American Electric Power                                    10,459          297
 Calpine*#                                                  11,541           51
 Centerpoint Energy                                          9,369           72
 Cinergy                                                     5,157          167
 CMS Energy                                                  4,160           41
 Consolidated Edison                                         6,563          261
 Constellation Energy Group                                  5,063          133
 Dominion Resources of Virginia                              9,406          479
 DTE Energy                                                  5,144          228
 Duke Energy                                                27,414          541
 Dynegy, Cl A#                                              11,245           13
 Edison International*#                                     10,056          112
 Entergy                                                     6,922          303
 Exelon                                                      9,939          499
 FirstEnergy                                                 9,186          291
 FPL Group                                                   5,432          319
 KeySpan                                                     4,343          153
 Kinder Morgan                                               3,770          155
 Mirant*                                                    12,407           26
 Nicor                                                       1,367           43
 NiSource                                                    7,520          147
 Peoples Energy                                              1,095           39
 PG&E*                                                      12,019          166
 Pinnacle West Capital                                       2,618           84
 PPL                                                         4,989          166
 Progress Energy#                                            7,276          306
 Progress Energy, CVO* (A)                                   2,575           --
 Public Service Enterprise Group                             6,841          205
 Sempra Energy                                               6,337          147
 Southern                                                   21,744          569
 Teco Energy#                                                4,750           70
 TXU                                                         8,591          132
 XCEL Energy                                                12,166          131
                                                                        -------
                                                                          6,592
--------------------------------------------------------------------------------
WHOLESALE -- 0.1%
 AmerisourceBergen                                           3,237          188
--------------------------------------------------------------------------------

Total Common Stock (Cost $311,498)                                      267,021
--------------------------------------------------------------------------------

32  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS
                                                                     (UNAUDITED)


ARMADA EQUITY INDEX FUND
--------------------------------------------------------------------------------
                                                        NUMBER           VALUE
                                                      OF SHARES          (000)
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 0.9%
 S&P Depository Receipt, Trust Series 1                  25,000          $2,349
--------------------------------------------------------------------------------

 Total Registered Investment Company (Cost $2,706)                        2,349
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 1.9%
 Armada Money Market Fund, Class I +                  5,382,424           5,382
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $5,382)                       5,382
--------------------------------------------------------------------------------
Total Investments -- 99.6% (Cost $319,586)                              274,752
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.4%
 Investment Advisory Fees Payable                                           (44)
 12b-1 Fees Payable
  Class I                                                                    (5)
 Administrative Fees Payable                                                (15)
 Custody Fees Payable                                                        (4)
 Other Assets & Liabilities                                               1,155
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                                    1,087
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
 (unlimited authorization -- no par value)                              355,292
Undistributed net investment income                                         651
Accumulated net realized loss on                                        (35,693)
investments
Net unrealized depreciation on investments and futures                  (44,411)
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                             $275,839
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
 Price Per Share -- Class I (based on 32,605,018 outstanding
 shares of beneficial interest)                                           $8.07
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
 (based on 1,270,646 outstanding shares of beneficial interest)           $8.05
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($8.05 / 96.25%)              $8.36
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
 (based on 205,808 outstanding shares of beneficial interest)             $8.01
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C (based
 on 102,601 outstanding shares of beneficial interest)                    $8.02
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H (based on 2,665 outstanding
 shares of beneficial interest)                                           $8.00
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H ($8.00 / 99.00%)              $8.08
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(B) ISSUER IS AFFILIATED WITH THE FUND'S ADVISER.
CL -- CLASS
CVO -- CONTINGENT VALUE OBLIGATION
SEE NOTES TO FINANCIAL STATEMENTS.

                                                           NOVEMBER 30, 2002  33

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)


ARMADA INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                            NUMBER              VALUE
                                          OF SHARES             (000)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- 77.7%
AUSTRALIA -- 0.3%
 Origin Energy                              578,900            $ 1,168
--------------------------------------------------------------------------------
BELGIUM -- 1.2%
 Fortis                                      74,000              1,309
 Interbrew                                   48,170              1,006
 Umicore#                                    48,168              2,004
                                                               -------
                                                                 4,319
--------------------------------------------------------------------------------
CANADA -- 0.4%
 Talisman Energy                             45,200              1,594
--------------------------------------------------------------------------------
CHINA -- 0.4%
 Huaneng Power International              1,864,581              1,482
--------------------------------------------------------------------------------
DENMARK -- 0.6%
 Novo-Nordisk A/S, Cl B                      67,512              2,080
--------------------------------------------------------------------------------
FINLAND -- 1.4%
 Nokia Oyj, ADR                             215,300              4,136
 Sampo Oyj, Cl A                            133,800              1,016
                                                               -------
                                                                 5,152
--------------------------------------------------------------------------------
FRANCE -- 5.5%
 Accor                                       30,200              1,058
 Aventis, ADR                                28,900              1,594
 Axa                                        131,582              2,113
 BNP Paribas                                 38,140              1,555
 Bouygues                                    72,300              2,138
 Carrefour                                   18,350                806
 L'Oreal                                     32,530              2,320
 Societe Generale, Cl A                      19,000              1,069
 TotalFinaElf                                31,343              4,210
 TotalFinaElf, ADR                           18,510              1,235
 Vinci                                       44,100              2,532
                                                               -------
                                                                20,630
--------------------------------------------------------------------------------
GERMANY -- 5.3%
 BASF                                        45,900              1,766
 Bayerische Motoren Werke                    49,400              1,675
 DaimlerChrysler                             39,650              1,444
 Deutsche Bank                               49,190              2,465
 Deutsche Boerse                             23,900                953
 Deutsche Telekom                           209,900              2,552
 E.ON                                        65,870              2,816
 Gehe                                        25,220                918
 Schering                                    20,900                891
 Siemens#                                    65,700              3,225
 Wella                                       19,100              1,067
                                                               -------
                                                                19,772
--------------------------------------------------------------------------------
HONG KONG -- 1.4%
 Cathay Pacific Airways                   1,503,200              2,188
 CLP Holdings                               325,500              1,306
 Hutchison Whampoa                                1                 --
 Swire Pacific, Cl A                        399,200              1,638
                                                               -------
                                                                 5,132
--------------------------------------------------------------------------------
                                            NUMBER               VALUE
                                          OF SHARES              (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
IRELAND -- 0.9%
 Allied Irish Banks                          88,700            $ 1,252
 Bank of Ireland                            180,084              1,970
                                                               -------
                                                                 3,222
--------------------------------------------------------------------------------
ITALY -- 4.2%
 Alleanza Assicurazioni#                    145,000              1,218
 Assicurazioni Generali                      78,153              1,561
 Banca Popolare di Milano*                  505,900              1,790
 ENI-Ente Nazionale Idrocarburi#            160,000              2,326
 Mediolanum#                                203,100              1,224
 Riunione Adriatica di Sicurta#             150,900              1,890
 Saipem                                     196,992              1,197
 Telecom Italia#                            320,316              2,618
 TIM#                                       361,100              1,863
                                                               -------
                                                                15,687
--------------------------------------------------------------------------------
JAPAN -- 13.7%
 Ajinomoto                                   71,100                712
 Banyu Pharmaceutical#                       72,400                625
 Canon                                       93,047              3,547
 Denso                                      119,700              1,929
 FamilyMart#                                 44,800                914
 Fast Retailing                              73,700              2,641
 Fuji Photo Film                             73,500              2,388
 Honda Motor#                                73,100              2,757
 Japan Tobacco                                  162              1,005
 Kao                                         31,800                683
 Kyocera#                                    14,450                961
 Matsushita Electric Industrial             156,300              1,604
 Mitsubishi Heavy Industries#               617,200              1,567
 Mitsumi Electric                            69,500                708
 Nissan Motor                               257,500              2,054
 Nissin Food Products                        50,800              1,080
 NTT Docomo                                   2,125              4,302
 Osaka Gas#                                 700,000              1,640
 Seven - Eleven Japan                        23,400                720
 Shin-Etsu Chemical#                         65,600              2,335
 SMC#                                        18,360              1,688
 Sony                                            51                  2
 Sony, ADR                                   92,578              4,106
 Takeda Chemical Industries                  53,000              2,228
 Tokyo Gas                                  732,900              2,184
 Toyo Ink Manufacturing#                    363,585                997
 Toyota Motor                               210,200              5,525
                                                               -------
                                                                50,902
--------------------------------------------------------------------------------
MEXICO -- 1.3%
 Cemex SA de CV, ADR                         73,800              1,716
 Fomento Economico Mexicano, ADR             48,758              1,819
 Telefonos de Mexico, ADR                    45,000              1,451
                                                               -------
                                                                 4,986
--------------------------------------------------------------------------------
34  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS
                                                                     (UNAUDITED)
ARMADA INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                           NUMBER    VALUE
                                         OF SHARES   (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
NETHERLANDS -- 5.3%
 ABN Amro Holding                          94,700  $ 1,625
 Aegon                                    158,800    2,566
 Akzo Nobel                                36,300    1,136
 Heineken                                  45,500    1,718
 ING Groep                                133,924    2,550
 Reed Elsevier                             87,100    1,078
 Royal Dutch Petroleum, ADR               115,600    5,034
 TPG                                       65,100    1,190
 Unilever, ADR                             52,370    3,045
                                                   -------
                                                    19,942
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.5%
 Telecom Corp of New Zealand#             707,700    1,701
--------------------------------------------------------------------------------
NORWAY -- 0.9%
 Norsk Hydro                               34,479    1,375
 Telenor                                  505,900    2,058
                                                   -------
                                                     3,433
--------------------------------------------------------------------------------
PORTUGAL -- 0.4%
 Portugal Telecom                         234,900    1,590
--------------------------------------------------------------------------------
SINGAPORE -- 0.6%
 Singapore Airlines                       375,300    2,275
--------------------------------------------------------------------------------
SOUTH KOREA -- 1.3%
 POSCO                                    105,608    2,728
 Samsung Electronics, GDR                  13,010    2,088
                                                   -------
                                                     4,816
--------------------------------------------------------------------------------
SPAIN -- 2.6%
 Acerinox                                  36,100    1,400
 Banco Bilbao Vizcaya Argentar             87,665      914
 Gas Natural                               48,000      917
 Sociedad General de Aguas de
 Barcelona                                335,200    3,169
 Telefonica*                              308,574    3,142
                                                   -------
                                                     9,542
--------------------------------------------------------------------------------
SWEDEN -- 1.8%
 Atlas Copco, Cl A                         36,200      836
 Nordea                                   568,960    2,785
 Sandvik                                  124,544    3,006
                                                   -------
                                                     6,627
--------------------------------------------------------------------------------
SWITZERLAND -- 6.1%
 Credit Suisse Group*                      43,000    1,013
 Nestle                                    23,308    4,717
 Novartis                                  95,170    3,544
 Roche Holding                             52,900    3,765
 Swatch Group, Cl B                        12,380    1,115
 Swisscom                                  12,100    3,522
 UBS*                                     100,172    5,052
                                                   -------
                                                    22,728
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                          NUMBER    VALUE
                                        OF SHARES   (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
UNITED KINGDOM -- 21.6%
 Amvescap                                 217,400  $ 1,604
 AstraZeneca, ADR                          60,538    2,291
 Barclays                                 362,612    2,625
 Barratt Developments                     291,000    1,835
 BG Group                                 255,500      962
 BHP Billiton                             502,433    2,667
 BOC Group                                130,100    1,813
 BP                                     1,497,636    9,757
 BP, ADR                                   54,491    2,137
 Cadbury Schweppes                        225,000    1,461
 Centrica                                 717,600    1,888
 Compass Group                            171,200      841
 Diageo                                   167,383    1,744
 easyJet*                                 413,700    2,257
 Friends Provident                        517,400    1,188
 GlaxoSmithKline, ADR                     183,950    6,990
 HBOS                                     235,200    2,550
 Hilton Group                             497,539    1,427
 HSBC Holdings*                           557,057    6,536
 Kingfisher                               599,800    2,070
 Land Securities Group                     94,500    1,139
 Lloyds TSB Group                         355,100    2,999
 National Grid Transco                    113,500      762
 Northern Rock                            242,366    2,537
 Royal Bank of Scotland Group             185,076    4,748
 Scottish & Newcastle                     207,000    1,453
 Shell Transport & Trading                470,400    3,054
 Shire Pharmaceuticals*                    92,000      633
 Tesco                                    767,200    2,424
 Vodafone Group                         3,257,524    6,187
                                                   -------
                                                    80,579
--------------------------------------------------------------------------------
Total Foreign Common Stock
 (Cost $296,343)                                   289,359
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK -- 0.3%
GERMANY -- 0.3%
 Henkel KGaA                               20,175    1,226
--------------------------------------------------------------------------------

Total Foreign Preferred Stock
 (Cost $1,395)                                       1,226
--------------------------------------------------------------------------------
FOREIGN RIGHTS -- 0.0%
SPAIN -- 0.0%
Sociedad General de Aguas de
Barcelona                                 335,200       27
--------------------------------------------------------------------------------

Total Foreign Rights (Cost $0)                          27
--------------------------------------------------------------------------------
                                                           NOVEMBER 30, 2002  35

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)


ARMADA INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                            NUMBER               VALUE
                                          OF SHARES              (000)
--------------------------------------------------------------------------------
FOREIGN BOND -- 0.9%
BRAZIL -- 0.9%
 Federal Republic of Brazil
   11.000%, 08/17/40                        $ 5,696            $ 3,252
--------------------------------------------------------------------------------

Total Foreign Bond (Cost $4,220)                                 3,252
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 20.3%
 Armada Money Market Fund, Class I +     75,809,614             75,810
--------------------------------------------------------------------------------

Total Related Party Money Market Fund
 (Cost $75,810)                                                 75,810
--------------------------------------------------------------------------------

Total Investments -- 99.2% (Cost $377,768)                     369,674
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.8%
 Investment Advisory Fees Payable                                 (350)
 12b-1 Fees Payable
  Class I                                                          (59)
  Class A                                                           (2)
 Administrative Fees Payable                                       (21)
 Custody Fees Receivable                                             1
 Other Assets & Liabilities                                      3,380
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                           2,949
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
 (unlimited authorization-- no par value)                      583,334
Undistributed net investment income                              2,469
Accumulated net realized loss on investments                  (205,325)
Net unrealized depreciation of foreign currency
 and translation of other assets and liabilities
 in foreign currency                                              (550)
Net unrealized depreciation on investments and
 futures                                                        (7,305)
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                    $372,623
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
 Price Per Share -- Class I (based on 45,106,932
 outstanding shares of beneficial interest)                      $7.94
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
 (based on 1,512,452 outstanding shares of beneficial interest)  $7.87
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($7.87 / 94.50%)     $8.33
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
 (based on 282,562 outstanding shares of beneficial interest)    $7.67
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
 (based on 55,858 outstanding shares of beneficial interest)     $7.67
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
 (based on 6,348 outstanding shares of beneficial interest)      $7.66
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
 ($7.66 / 99.00%)                                                $7.74
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITORY RECEIPT
SEE NOTES TO FINANCIAL STATEMENTS.

At November 30, 2002,
sector diversification of the Fund was as follows:

                                     % OF NET          VALUE
SECTOR DIVERSIFICATION                ASSETS           (000)
----------------------               --------        --------
FOREIGN COMMON STOCK
Financials                            16.8%          $ 62,677
Industrials                           11.5             42,773
Telecommunications                     9.4             35,122
Energy                                 8.8             32,674
Consumer Cyclicals                     7.2             26,734
Healthcare                             6.9             25,559
Basic Materials                        4.0             14,890
Commercial Services                    3.9             14,732
Utilities                              3.5             12,995
Consumer Non-Cyclicals                 3.0             11,015
Consumer Services                      1.9              7,139
Technology                             0.8              3,049
                                     ------          --------
TOTAL FOREIGN COMMON STOCK            77.7            289,359
FOREIGN PREFERRED STOCK                0.3              1,226
FOREIGN RIGHTS                         0.0                 27
FOREIGN BOND                           0.9              3,252
RELATED PARTY MONEY
MARKET FUND                           20.3             75,810
                                     ------          --------
TOTAL INVESTMENTS                     99.2            369,674
OTHER ASSETS &
LIABILITIES, NET                       0.8              2,949
                                     ------          --------
TOTAL NET ASSETS                     100.0%          $372,623
                                     ======          ========

36  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS
                                                                     (UNAUDITED)

ARMADA LARGE CAP ULTRA FUND
--------------------------------------------------------------------------------
                                 NUMBER         VALUE
                                OF SHARES       (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.3%
BASIC MATERIALS -- 1.2%
 Air Products & Chemicals        22,600        $   999
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 6.3%
 Computer Sciences*#             27,000            942
 DST Systems*                    29,400          1,116
 First Data                      28,600            991
 Fiserv*                         37,600          1,275
 Sungard Data Systems*           41,700            975
                                               -------
                                                 5,299
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 10.7%
 Autozone*                       17,900          1,462
 Family Dollar Stores            41,400          1,221
 Fortune Brands                  16,200            790
 Home Depot                      27,800            735
 Lowe's                          30,300          1,257
 TJX                             57,900          1,133
 Wal-Mart Stores                 44,372          2,403
                                               -------
                                                 9,001
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 6.6%
 Anheuser-Busch                  24,000          1,179
 Avon Products                   18,800            965
 Estee Lauder, Cl A              27,800            759
 Newell Rubbermaid               37,100          1,177
 PepsiCo                         33,100          1,406
                                               -------
                                                 5,486
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 10.5%
 Carnival#                       45,800          1,285
 Hilton Hotels                   69,900            957
 International Game Technology*  10,200            786
 Marriott International, Cl A#   32,700          1,169
 McGraw-Hill                     12,500            741
 New York Times, Cl A            24,800          1,191
 Viacom, Cl B*                   34,600          1,627
 Yum! Brands*                    44,400          1,062
                                               -------
                                                 8,818
--------------------------------------------------------------------------------
ENERGY -- 2.0%
 Apache                          16,200            873
 Noble*                          23,300            791
                                               -------
                                                 1,664
--------------------------------------------------------------------------------
FINANCIALS -- 8.1%
 ACE                             30,100          1,026
 American International Group    15,379          1,002
 Bank of New York                42,800          1,299
 Freddie Mac                     21,800          1,256
 Goldman Sachs Group             15,300          1,207
 Willis Group Holdings*          34,900            964
                                               -------
                                                 6,754
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 NUMBER         VALUE
                               OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
HEALTHCARE -- 23.6%
 Abbott Laboratories             37,500        $ 1,642
 Amgen*                          37,900          1,789
 Anthem*                         18,200          1,078
 Eli Lilly                       15,300          1,045
 Johnson & Johnson               65,920          3,759
 Laboratory of America Holdings* 62,500          1,500
 Medtronic#                      36,360          1,700
 Merck                           17,780          1,056
 Pfizer                         128,800          4,062
 Pharmacia                       49,600          2,098
                                               -------
                                                19,729
--------------------------------------------------------------------------------
INDUSTRIALS -- 4.0%
 General Electric               125,024          3,388
--------------------------------------------------------------------------------
TECHNOLOGY -- 22.7%
 Adobe Systems                   56,400          1,665
 Applied Materials*              35,900            612
 Cisco Systems*                 128,776          1,921
 Dell Computer*                  45,500          1,300
 Intel                          122,600          2,560
 Lexmark International*          25,000          1,654
 Lockheed Martin                 25,200          1,315
 Microsoft*                      78,744          4,553
 Oracle*                         57,600            700
 Qualcomm*                       23,500            969
 Symantec*                       24,800          1,085
 Texas Instruments               35,808            720
                                               -------
                                                19,054
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.6%
 Southwest Airlines#             79,700          1,323
--------------------------------------------------------------------------------

Total Common Stock (Cost $72,129)               81,515
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 2.0%
 Armada Money Market Fund,
 Class I +                    1,687,760          1,688
--------------------------------------------------------------------------------

Total Related Party Money Market Fund
(Cost $1,688)                                    1,688
--------------------------------------------------------------------------------

Total Investments -- 99.3%
 (Cost $73,817)                                 83,203
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.7%
 Investment Advisory Fees Payable                  (51)
 12b-1 Fees Payable
  Class I                                          (43)
  Class A                                           (3)
 Administrative Fees Payable                        (5)
 Custody Fees Payable                               (2)
 Other Assets & Liabilities                        681
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:             577
--------------------------------------------------------------------------------

                                                           NOVEMBER 30, 2002  37

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)


ARMADA LARGE CAP ULTRA FUND
                                                               VALUE
                                                               (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
 (unlimited authorization -- no par value)                  $118,198
Accumulated net investment loss                                  (71)
Accumulated net realized loss on investments                 (43,733)
Net unrealized appreciation on investments                     9,386
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                  $ 83,780
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
 Price Per Share -- Class I (based on 9,077,574
 outstanding shares of beneficial interest)                    $8.02
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
 (based on 858,972 outstanding shares of beneficial interest)  $7.83
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($8.29 / 94.50%)   $7.83
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
 (based on 537,489 outstanding shares of beneficial interest)  $7.36
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
 (based on 38,074 outstanding shares of beneficial interest)   $7.41
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
 (based on 1,156 outstanding shares of beneficial interest)    $7.41
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
 ($7.41 / 99.00%)                                              $7.48
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

38  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS
                                                                     (UNAUDITED)


ARMADA LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
                                                       NUMBER    VALUE
                                                     OF SHARES   (000)
--------------------------------------------------------------------------------


COMMON STOCK -- 96.4%
BASIC MATERIALS -- 4.2%
 Dow Chemical                                         179,900   $ 5,739
 Praxair                                              130,100     7,676
 Weyerhaeuser#                                        173,800     9,142
                                                                -------
                                                                 22,557
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 6.8%
 Fortune Brands                                       111,020     5,415
 Johnson Controls                                     109,400     9,068
 Masco                                                231,200     4,663
 May Department Stores                                301,200     7,367
 TJX                                                  510,000     9,981
                                                                -------
                                                                 36,494
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 6.4%
 Conagra Foods                                        382,600     9,324
 General Mills#                                       141,700     6,323
 H.J. Heinz                                           200,900     6,995
 Kimberly-Clark                                        94,900     4,775
 UST                                                  212,100     6,830
                                                                -------
                                                                 34,247
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 5.8%
 Clear Channel Communications*                        216,100     9,392
 Comcast, Cl A*                                       199,805     4,683
 Gannett                                              145,800    10,388
 Knight Ridder                                        107,600     6,748
                                                                -------
                                                                 31,211
--------------------------------------------------------------------------------
ENERGY -- 9.4%
 ChevronTexaco                                        196,400    13,165
 ConocoPhillips                                       231,547    11,070
 Exxon Mobil                                          420,800    14,644
 Marathon Oil                                         235,800     4,716
 Occidental Petroleum                                 253,000     7,046
                                                                -------
                                                                 50,641
--------------------------------------------------------------------------------
FINANCIALS -- 29.8%
 American International Group                         150,148     9,782
 Bank of America                                      193,500    13,561
 Chubb                                                164,100     9,616
 Citigroup                                            563,600    21,913
 Comerica                                             231,000    10,933
 FleetBoston Financial                                411,000    11,150
 Franklin Resources#                                  138,900     5,132
 Goldman Sachs Group#                                  96,400     7,603
 JPMorgan Chase                                       404,600    10,184
 Lincoln National                                     273,900     9,625
 Metlife                                              366,500     9,837
 Morgan Stanley                                       170,400     7,709
 SunTrust Banks                                       187,500    10,999
 US Bancorp                                           366,500     8,026
 Wachovia                                             383,600    13,484
                                                                -------
                                                                159,554
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                       NUMBER    VALUE
                                                     OF SHARES   (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
HEALTHCARE -- 3.2%
 Bristol-Myers Squibb                                 153,700   $ 4,073
 Merck                                                 99,900     5,935
 Pharmacia#                                           173,600     7,343
                                                                -------
                                                                 17,351
--------------------------------------------------------------------------------
INDUSTRIALS -- 4.6%
 Caterpillar                                          197,200     9,840
 Deere#                                               104,300     5,335
 United Technologies                                  148,900     9,302
                                                                -------
                                                                 24,477
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
 Equity Office Properties Trust#                      174,900     4,497
--------------------------------------------------------------------------------
TECHNOLOGY -- 13.4%
 Applied Materials*                                   557,200     9,500
 Hubbell, Cl B                                        213,600     7,677
 Intel                                                403,200     8,419
 International Business Machines  103,500               9,015
 Lexmark International*                               136,400     9,021
 Lockheed Martin                                      170,400     8,895
 Micron Technology*                                   274,800     4,345
 Motorola                                             363,400     4,135
 Northrop Grumman#                                     46,900     4,545
 Textron                                              152,200     6,560
                                                                -------
                                                                 72,112
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 6.4%
 AT&T                                                 184,385     5,170
 BellSouth                                            216,000     6,005
 SBC Communications                                   356,505    10,160
 Verizon Communications                               306,600    12,841
                                                                -------
                                                                 34,176
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.3%
 Union Pacific                                        210,800    12,205
--------------------------------------------------------------------------------
UTILITIES -- 3.3%
 Dominion Resources of Virginia   176,100               8,972
 Exelon                                               168,900     8,477
                                                                -------
                                                                 17,449
--------------------------------------------------------------------------------

Total Common Stock (Cost $538,068)                              516,971
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 3.2%
 Armada Money Market Fund,
 Class I +                                         17,055,290    17,055
--------------------------------------------------------------------------------

Total Related Party Money Market Fund
(Cost $17,055)                                                   17,055
--------------------------------------------------------------------------------

Total Investments -- 99.6%
(Cost $555,123)                                                 534,026
--------------------------------------------------------------------------------


                                                           NOVEMBER 30, 2002  39

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)


ARMADA LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
                                                                    VALUE
                                                                     (000)
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.4%
 Investment Advisory Fees Payable                                $   (320)
 12b-1 Fees Payable
  Class I                                                            (128)
  Class A                                                             (10)
 Administrative Fees Payable                                          (30)
 Custody Fees Payable                                                  (6)
 Other Assets & Liabilities                                         2,443
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                              1,949
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
 (unlimited authorization -- no par value)                        557,062
Undistributed net investment income                                 1,504
Accumulated net realized loss on investments                       (1,494)
Net unrealized depreciation on investments                        (21,097)
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                       $535,975
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
 Price Per Share -- Class I (based on
 35,736,643 outstanding shares of beneficial
 interest)                                                         $13.82
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
 (based on 2,504,023 outstanding shares of beneficial interest)    $13.79
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($13.79 / 94.50%)      $14.59
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
 (based on 515,087 outstanding shares of beneficial interest)      $13.73
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
 (based on 21,785 outstanding shares of beneficial interest)       $13.70
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
 (based on 5,299 outstanding shares of beneficial interest)        $13.66
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
 ($13.66 / 99.00%)                                                 $13.80
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.



40  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS
                                                                     (UNAUDITED)


ARMADA MID CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                       NUMBER    VALUE
                                                     OF SHARES   (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.5%
COMMERCIAL SERVICES -- 12.0%
 Affiliated Computer Services,
 Cl A *#                                               13,400   $   670
 Computer Sciences*#                                   23,000       802
 DST Systems*#                                         32,500     1,233
 First Health Group*                                   90,200     2,152
 Fiserv*                                               43,500     1,476
 IMS Health                                            52,300       868
 Lamar Advertising*                                    17,000       580
 Manpower                                              22,000       820
 Moody's                                                9,900       436
 Royal Caribbean Cruises #                             32,500       705
 Sungard Data Systems*                                 62,900     1,470
 Viad                                                  34,000       776
                                                                -------
                                                                 11,988
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 13.5%
 Advance Auto Parts*#                                  13,700       706
 Alberto-Culver, Cl B                                  12,800       634
 Autozone*                                              5,800       474
 Bed Bath & Beyond*                                    17,500       607
 Big Lots*                                             59,400       755
 Brinker International*#                               48,100     1,433
 Family Dollar Stores                                  55,200     1,628
 Fortune Brands                                        20,224       986
 Harman International Industries                       12,700       793
 MSC Industrial Direct*                                35,000       621
 O'Reilly Automotive*                                  40,400     1,122
 Petsmart*                                             63,700     1,175
 Reebok International*                                 19,800       568
 Ross Stores                                           31,700     1,466
 TJX                                                   25,500       499
                                                                -------
                                                                 13,467
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 4.0%
 Avon Products#                                        10,600       544
 Clorox                                                17,000       745
 Estee Lauder, Cl A                                    17,600       480
 Pepsi Bottling Group                                  37,500     1,077
 Performance Food Group*                               18,200       641
 Whole Foods Market*                                   10,600       564
                                                                -------
                                                                  4,051
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 9.5%
 Belo, Cl A                                            25,500       591
 CEC Entertainment*                                    25,000       793
 Darden Restaurants                                    43,800       947
 Hilton Hotels                                        153,500     2,101
 International Game Technology*                        23,300     1,796
 McGraw-Hill                                            8,500       504
 New York Times, Cl A                                  21,200     1,019
 Univision Communications, Cl A*#   25,500                820
 Yum! Brands*                                          41,000       980
                                                                -------
                                                                  9,551
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                        NUMBER    VALUE
                                                     OF SHARES   (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
ENERGY -- 3.4%
 Apache                                                28,900   $ 1,557
 Ocean Energy                                          43,200       814
 XTO Enegy                                             43,000     1,030
                                                                -------
                                                                  3,401
--------------------------------------------------------------------------------
 Financials -- 6.8%
 ACE                                                   25,000       853
 Countrywide Credit#                                    9,900       488
 Equifax                                               36,800       894
 Federated Investors, Cl B                             38,200     1,033
 Progressive                                           24,100     1,365
 RenaissanceRe Holdings                                19,800       807
 Willis Group Holdings*                                49,000     1,353
                                                                -------
                                                                  6,793
--------------------------------------------------------------------------------
Healthcare -- 20.3%
 Allergan#                                             32,500     1,911
 Anthem*                                               19,800     1,173
 Biogen*#                                              28,500     1,258
 Caremark Rx*                                          80,600     1,423
 Charles River Laboratories                            48,100     1,758
 International*#
 Cytyc*                                                65,100       651
 Forest Laboratories*                                  12,000     1,288
 Idec Pharmaceuticals*#                                24,800       816
 King Pharmaceuticals*                                 51,100       970
 Laboratory of America Holdings*                       77,300     1,855
 Medimmune*                                            45,300     1,195
 Millennium Pharmaceuticals*                           28,300       283
 Omnicare                                              76,400     1,650
 OSI Pharmaceuticals*                                  36,100       779
 SICOR*                                                62,300       983
 St. Jude Medical*                                     19,800       689
 Stryker*                                               8,000       495
 Wellpoint Health Networks*                            17,600     1,159
                                                                -------
                                                                 20,336
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.6%
 ITT Industries                                         9,900       597
--------------------------------------------------------------------------------
TECHNOLOGY -- 23.7%
 Adobe Systems                                         64,900     1,917
 Altera*                                               45,300       658
 Atmel*                                               301,400     1,058
 AVX                                                  118,900     1,528
 BMC Software*                                        100,400     1,797
 Dupont Photomasks*                                    56,600     1,575
 Empresa Bras de Aeronautica, ADR   63,600                930
 Ingram Micro, Cl A*                                   36,400       509
 Intuit*                                                9,500       512
 Kla-Tencor*                                           26,200     1,157
 Lawson Software*                                     254,000     1,255
 Lexmark International*                                34,800     2,302
 Microchip Technology                                  42,400     1,219

                                                           NOVEMBER 30, 2002  41

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)


ARMADA MID CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                       NUMBER    VALUE
                                                     OF SHARES   (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
 National Semiconductor*                               96,900   $ 1,967
 Novellus Systems*                                     28,300     1,027
 Peoplesoft*                                           67,900     1,334
 Symantec*                                             14,200       621
 Tech Data*                                            47,600     1,460
 Teradyne*#                                            56,600       928
                                                                -------
                                                                 23,754
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.5%
 Nextel Communications, Cl A*                          39,000       536
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.2%
 Skywest                                               54,500       742
 Southwest Airlines #                                  86,000     1,427
                                                                -------
                                                                  2,169
--------------------------------------------------------------------------------
Total Common Stock (Cost $103,715)                               96,643
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 3.8%
 Armada Money Market Fund, Class I +
                                                    3,768,904     3,769
--------------------------------------------------------------------------------
Total Related Party Money Market Fund
 (Cost $3,769)                                                    3,769
--------------------------------------------------------------------------------

Total Investments -- 100.3%
 (Cost $107,484)                                                100,412
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (0.3)%
 Investment Advisory Fees Payable                                   (81)
 12b-1 Fees Payable
  Class I                                                           (31)
  Class A                                                            (5)
 Administrative Fees Payable                                         (6)
 Custody Fees Payable                                                (3)
 Other Assets & Liabilities                                        (153)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                             (279)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                    VALUE
                                                    (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
 (unlimited authorization -- no par value)                       $194,832
Accumulated net investment loss                                      (615)
Accumulated net realized loss on investments                      (87,034)
Net unrealized depreciation on investments and
futures                                                            (7,050)
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                       $100,133
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
 Price Per Share -- Class I (based on 14,990,421
 outstanding shares of beneficial interest)                         $5.30
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
 (based on 3,132,727 outstanding shares of beneficial interest)     $5.10
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($5.10 / 94.50%)        $5.40
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
 (based on 1,075,943 outstanding shares of beneficial interest)     $4.23
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
 (based on 43,460 outstanding shares of beneficial interest)        $4.29
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class H
 (based on 2,580 outstanding shares of beneficial interest)         $4.30
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
 ($4.30 / 99.00%)                                                   $4.34
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

42  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS
                                                                     (UNAUDITED)

ARMADA SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                       NUMBER    VALUE
                                                     OF SHARES   (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.6%
BASIC MATERIALS -- 1.2%
 Delta & Pine Land#                                    68,700   $ 1,385
 Jarden*                                               43,200       972
                                                                -------
                                                                  2,357
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 10.0%
 Advisory Board*#                                      25,000       775
 Arbitron*                                             32,500     1,005
 CACI International, Cl A*                             34,400     1,311
 Career Education*#                                    31,200     1,214
 Corinthian Colleges*                                  34,600     1,351
 Corporate Executive Board*                            60,800     2,006
 Educational Management*                               32,200     1,244
 EPIQ Systems*#                                        66,100       995
 Fair Isaac                                            22,900     1,003
 Getty Images*                                         41,200     1,231
 Hearst-Argyle Television*                             70,000     1,698
 Investors Financial Services                          29,000     1,014
 Mantech International, Cl A*                          36,400       734
 MPS Group*                                           170,700     1,024
 Shuffle Master*#                                      51,100       991
 TeleTech Holdings*                                   161,100     1,385
                                                                -------
                                                                 18,981
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 9.9%
 99 Cents Only Stores*                                 53,100     1,485
 AC Moore Arts & Crafts*#                              54,200       768
 AnnTaylor Stores*                                     37,900       900
 Claire's Stores                                       34,300       891
 Cost Plus of California*                              45,700     1,494
 Finish Line, Cl A*                                   112,200     1,194
 Gymboree*                                             68,300     1,387
 Harman International Industries   26,700               1,666
 Hollywood Entertainment*                              47,100       885
 HOT Topic*#                                           41,600     1,006
 J. Jill Group*                                        42,900       997
 Movie Gallery*#                                       53,300       915
 O'Reilly Automotive*                                  34,300       952
 Petsmart*                                             52,500       969
 Pier 1 Imports                                        56,400     1,100
 Too*                                                  38,700     1,136
 Winnebago Industries                                  22,900     1,132
                                                                -------
                                                                 18,877
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 3.7%
 American Italian Pasta, Cl A*#                        25,100       911
 Buca*#                                               123,500     1,164
 NBTY*                                                 62,400     1,139
 Panera Bread, Cl A*#                                  52,400     1,939
 Performance Food Group*                               23,300       820
 Whole Foods Market*                                   21,300     1,132
                                                                -------
                                                                  7,105
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 5.5%
 Alliance Gaming*                                      70,100     1,213
 Bright Horizons Family Solutions* 58,200               1,583
 Cheesecake Factory*                                   26,900       959
 Entercom Communications*#                             43,900     2,378
 Lin TV, Cl A*                                         44,100     1,076
--------------------------------------------------------------------------------
                                                       NUMBER    VALUE
                                                     OF SHARES   (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
CONSUMER SERVICES -- CONTINUED
 Penn National Gaming*                                 58,900   $ 1,092
 P.F. Chang's China Bistro*                            28,800     1,015
 Radio One, Cl A*                                      68,500     1,206
                                                                -------
                                                                 10,522
--------------------------------------------------------------------------------
ENERGY -- 5.3%
 Evergreen Resources*                                  19,900       852
 Patterson-UTI Energy*#                                60,100     1,743
 Quicksilver Resource*                                 49,500     1,115
 Spinnaker Exploration*                                50,800     1,128
 Superior Energy Services*                            199,700     1,638
 Ultra Petroleum*                                     150,900     1,343
 Varco International*                                 132,100     2,161
                                                                -------
                                                                  9,980
--------------------------------------------------------------------------------
FINANCIALS -- 7.7%
 Affiliated Managers Group*                            26,600     1,450
 Bankunited Financial, Cl A*                           87,000     1,362
 Brookline Bancorp                                    132,000     1,498
 East-West Bancorp                                     57,700     1,984
 Erie Indemnity, Cl A                                  42,300     1,645
 Hilb Rogal & Hamilton                                 28,500     1,080
 Mercury General                                       52,700     2,082
 Raymond James Financial                               33,400     1,069
 Southwest Bancorp of Texas*                           42,500     1,211
 Stilwell Financial#                                   81,000     1,192
                                                                -------
                                                                 14,573
--------------------------------------------------------------------------------
HEALTHCARE -- 19.5%
 Acambis, ADR*#                                        46,500     1,851
 Accredo Health*                                       31,000     1,653
 Advanced Neuromodulation Systems*                     25,200       762
 Affymetrix*#                                          38,500     1,043
 Amerigroup*#                                          37,200       982
 Amsurg*                                               28,700       732
 Atherogenics*#                                       125,100       876
 Axcan Pharma*                                        106,500     1,172
 Charles River Laboratories                            33,500     1,224
 International*
 Coventry Health Care*                                 27,100       779
 Dianon Systems*                                       26,600     1,242
 Eon Labs*                                             54,300     1,290
 Genta*#                                              110,000     1,239
 Integra LifeSciences Holdings*                        50,900       894
 Inveresk Research Group*                              58,700     1,181
 Isis Pharmaceuticals*#                                85,800       740
 KOS Pharmaceuticals*#                                 51,100     1,055
 LifePoint Hospitals*#                                 56,000     1,768
 Medicis Pharmaceutical, Cl A*#                        35,900     1,660
 Meridian Medical Technologies*                        21,100       932
 Merit Medical Systems*                                40,400       767
 Mid Atlantic Medical Services*                        45,200     1,401
 Neurocrine Biosciences*                               24,800     1,143
 NPS Pharmacuticals*                                   30,000       887
 Pharmaceutical Product
  Development*                                         28,600       857
 Pharmaceutical Resources*                             33,800       946
 Priority Healthcare, Cl B*                            35,800       788
 Province Healthcare*                                  74,300       957
 Renal Care Group*                                     28,100       880

                                                           NOVEMBER 30, 2002  43

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)

ARMADA SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                       NUMBER    VALUE
                                                     OF SHARES   (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
HEALTHCARE -- CONTINUED
 Sangstat Medical*                                     63,200   $   923
 Scios*#                                               44,600     1,465
 SICOR*                                                57,600       908
 Stericycle*                                           24,100       803
 Steris*                                               58,900     1,339
                                                                -------
                                                                 37,139
--------------------------------------------------------------------------------
INDUSTRIALS -- 3.2%
 Agco*                                                 45,100     1,089
 Clarcor                                               29,500       971
 Flir System*                                          22,100       961
 Hughes Supply                                         38,500     1,213
 Waste Connections*                                    24,500       914
 Wilson Greatbatch Technologies*                       31,300       908
                                                                -------
                                                                  6,056
--------------------------------------------------------------------------------
TECHNOLOGY -- 23.7%
 Actel*                                                66,500     1,279
 Activision*#                                          66,200     1,430
 Adaptec*#                                            139,700       942
 Advanced Fibre Communication*                         56,100     1,020
 ASM International*#                                   73,000     1,080
 ATMI*                                                 45,700     1,095
 Benchmark Electronics*                                34,300     1,067
 Borland Software*                                     58,100       769
 Brooks-PRI Automation*                                71,500     1,032
 Coinstar*                                             42,000     1,014
 Cymer*#                                               40,400     1,468
 Documentum*                                           56,000     1,043
 Dupont Photomasks*                                    40,300     1,121
 Exar*                                                 68,100       959
 Hotels.com, Cl A*#                                    18,800     1,369
 Hyperion Solutions*                                   34,300       956
 Identix*#                                            137,700       943
 Integrated Circuit Systems*                           51,700     1,204
 Intergraph*                                           54,200       981
 Intersil, Cl A*                                       46,200       799
 Itron*#                                               39,900     1,009
 Manhattan Associates*                                 48,200     1,447
 MRO Software*                                         74,900       884
 NETIQ*                                                69,200     1,201
 NetScreen Technologies*                               68,400     1,180
 O2Micro International*                                77,300     1,020
 Pinnacle Systems*                                    140,400     1,984
 Plexus*                                               72,500     1,103
 Power Integrations*                                   59,700     1,221
 Precise Software Solutions*#                          89,800     1,185
 SCM Microsystems*#                                   114,900       693
 Semtech Corporation*                                  61,000       920
 Silicon Storage Technology*                          171,300     1,208
 Sypris Solutions                                      86,700     1,058
 United Defense Industries*                            39,700       925
 Varian*                                               28,000       880
 Varian Semiconductor Equipment
  Associates*                                          47,300     1,473
 WebEx Communications*#                                50,400       981
 Websense*#                                            54,300     1,452
 Zoran*                                                74,300     1,600
                                                                -------
                                                                 44,995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       NUMBER    VALUE
                                                     OF SHARES   (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
TRANSPORTATION -- 1.9%
 JB Hunt Transportation Services*                      54,100   $ 1,488
 Knight Transportation*                                45,100       892
 Skywest                                               95,500     1,300
                                                                -------
                                                                  3,680
--------------------------------------------------------------------------------

TOTAL COMMON STOCK (COST $171,255)                              174,265
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
 American Bank Note Holographs,
  Expires 06/18/03 (A)                                 34,389        --
--------------------------------------------------------------------------------

Total Warrants (Cost $0)                                             --
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 8.0%
 Armada Money Market Fund, Class I +               15,296,641    15,297
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $15,297)             15,297
--------------------------------------------------------------------------------

Total Investments -- 99.6% (Cost $186,552)                      189,562
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.4%
 Investment Advisory Fees Payable                                  (156)
 12b-1 Fees Payable
  Class I                                                           (39)
  Class A                                                            (6)
 Administrative Fees Payable                                        (11)
 Custody Fees Payable                                                (3)
 Other Assets & Liabilities                                         918
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                              703
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
 (unlimited authorization -- no par value)                      314,968
Accumulated net investment loss                                    (962)
Accumulated net realized loss on investments                   (127,216)
Net unrealized appreciation on investments
 and futures                                                      3,475
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                     $190,265
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
 Price Per Share -- Class I (based on
 23,317,687 outstanding shares of beneficial
 interest)                                                        $7.17
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per
 Share -- Class A (based on 2,446,460
 outstanding shares of beneficial interest)                       $7.07
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A
 ($7.07 / 94.50%)                                                 $7.48
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share
 -- Class B (based on 792,322 outstanding
 shares of beneficial interest)                                   $6.83
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share
 -- Class C (based on 56,012 outstanding
 shares of beneficial interest)                                   $6.85
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H (based
 on 5,393 outstanding shares of beneficial
 interest)                                                        $6.85
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
 ($6.85 / 99.00%)                                                 $6.92
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.



44  NOVEMBER 30, 2002

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)

ARMADA SMALL CAP GROWTH FUND

                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 88.3%
BASIC MATERIALS -- 12.6%
 Albemarle                                            257,729   $ 8,028
 Arch Coal#                                           220,400     4,410
 CNH Global                                         1,491,398     5,518
 Cummins                                              266,000     8,363
 Ferro                                                269,017     6,405
 Fisher Scientific International*                     284,197     8,515
 Georgia Gulf#                                        244,124     5,117
 Gibraltar Steel                                      101,244     1,959
 Joy Global*#                                         581,791     6,982
 Minerals Technologies#                               123,949     5,349
 Moore*                                               716,700     7,697
 Olin                                                 286,500     4,323
 Packaging Corporation of America*                    347,610     6,222
 Peabody Energy#                                      180,400     4,916
 Rayonier#                                            166,809     7,717
 Sappi, ADR                                           327,100     4,252
 Spartech                                             243,010     4,547
                                                                -------
                                                                100,320
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 3.7%
 Beazer Homes USA*                                     39,250     2,503
 CDI*                                                 247,350     7,114
 Labor Ready*                                         176,900     1,261
 MPS Group*                                         1,413,260     8,480
 Ryder System                                         241,479     5,554
 Spherion*#                                           650,500     4,495
                                                                -------
                                                                 29,407
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 6.8%
 AnnTaylor Stores*                                    143,171     3,400
 BorgWarner                                           103,700     5,343
 CSK Auto*#                                           591,521     7,388
 Haverty Furniture                                    210,571     2,738
 Lafarge                                               70,100     2,250
 Lear*                                                 57,000     2,091
 Linens `N Things*#                                   182,163     4,530
 PEP Boys-Manny Moe & Jack#                           755,180     8,307
 Reebok International*#                               274,299     7,870
 Ryland Group                                          86,000     3,227
 Wolverine World Wide#                                396,182     6,624
                                                                -------
                                                                 53,768
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 2.3%
 Chiquita Brands International*                       205,500     2,877
 Interstate Bakeries                                  280,939     6,476
 Performance Food Group*#                             147,311     5,185
 Smithfield Foods*#                                   183,900     3,487
                                                                -------
                                                                 18,025
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 5.8%
 Argosy Gaming*                                       128,650     2,518
 Belo, Cl A                                           302,700     7,020
 Brunswick                                            355,000     7,462
 Emmis Communications, Cl A*                          298,400     6,839
 M T R Gaming Group*                                  301,714     3,029


                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
CONSUMER SERVICES -- CONTINUED
 Rare Hospitality International*                      261,500   $ 7,000
 Ruby Tuesday                                         382,187     6,883
 Sinclair Broadcast Group, Cl A*                      418,000     5,798
                                                                -------
                                                                 46,549
--------------------------------------------------------------------------------
ENERGY -- 4.6%
 Chesapeake Energy#                                   672,419     4,660
 Cimarex Energy*                                      101,688     1,537
 Forest Oil*                                          143,549     3,818
 Frontier Oil                                         286,425     4,110
 Helmerich & Payne                                    190,816     5,213
 Newfield Exploration*                                113,149     4,093
 Pioneer Natural Resources*#                          138,779     3,422
 Premcor*#                                            344,740     7,119
 Spinnaker Exploration*                               125,150     2,780
                                                                -------
                                                                 36,752
--------------------------------------------------------------------------------
FINANCIALS -- 14.3%
 Affiliated Managers Group*#                          206,500    11,256
 Ceres Group*                                         511,400       880
 CompuCredit*                                          46,780       332
 Delphi Financial Group, Cl A#                        132,213     5,057
 Everest Re Group                                     129,048     7,472
 First Federal Capital                                291,947     5,576
 First Midwest Bancorp                                178,806     4,990
 Fpic Insurance Group*#                               254,000     1,631
 Fulton Financial                                     294,374     5,187
 Harleysville Group                                   265,387     6,961
 MAF Bancorp                                          192,530     6,635
 Metris                                               637,800     2,762
 Odyssey Re Holdings#                                 415,920     7,370
 Platinum Underwriters Holdings*#                     136,714     3,514
 Provident Financial Group#                           231,921     6,496
 RenaissanceRe Holdings                               151,027     6,154
 Sky Financial Group                                  312,189     5,963
 Triad Guaranty*                                      119,415     4,775
 Trustmark                                            280,761     6,449
 Washington Federal                                   174,251     4,226
 Whitney Holding                                      156,739     5,282
 WR Berkley                                           113,785     4,494
                                                                -------
                                                                113,462
--------------------------------------------------------------------------------
HEALTHCARE -- 3.4%
 Alpharma, Cl A                                       177,000     2,381
 Amerigroup*                                           90,800     2,396
 Cambrex#                                             172,610     5,089
 Cooper#                                              208,104     5,848
 Health Net*                                          160,940     4,154
 Invitrogen*#                                         163,467     4,570
 Owens & Minor#                                       142,443     2,350
                                                                -------
                                                                 26,788
--------------------------------------------------------------------------------
INDUSTRIALS -- 5.1%
 Casella Waste Systems, Cl A*                         613,901     4,445
 Kadant*                                              297,562     4,493


                                                           NOVEMBER 30, 2002  45

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)



ARMADA SMALL CAP VALUE FUND

                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
INDUSTRIALS -- CONTINUED
 Nordson                                              196,183   $ 5,367
 Phoenix                                              848,800     7,003
 Tecumseh Products, Cl A#                             160,546     7,644
 Ultratech Stepper*                                   382,466     4,387
 York International                                   289,000     7,248
                                                                -------
                                                                 40,587
--------------------------------------------------------------------------------
REAL ESTATE -- 0.5%
 Forest City Enterprises, Cl A#                       121,489     3,852
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS --7.0%
 Alexandria Real Estate Equities                      144,946     5,912
 Corporate Office Properties Trust                    409,650     5,584
 Crown American Realty Trust                          341,816     3,227
 Developers Diversified Realty#                       323,509     7,127
 Gables Residential Trust                             139,626     3,447
 General Growth Properties                            120,723     5,964
 Great Lakes REIT                                     182,000     3,010
 Heritage Property Investment Trust                   292,926     7,265
 Highwoods Properties                                 261,339     5,331
 Ramco-Gershenson Properties#                         163,251     3,242
 Summit Properties#                                   299,267     5,731
                                                                -------
                                                                 55,840
--------------------------------------------------------------------------------
TECHNOLOGY -- 11.7%
 ADC Telecommunications*                              622,483     1,351
 Black Box*                                            56,265     2,810
 ChipPAC, Cl A*                                       933,619     4,221
 Cypress Semiconductor*                               190,370     1,645
 Entegris*                                            738,646     7,844
 Fairchild Semiconductor
 International,
 Cl A*#                                               783,021    11,988
 Filenet*                                             505,700     6,953
 GrafTech International*                            1,453,730     7,996
 Hyperion Solutions*#                                 258,836     7,214
 Keane*                                               116,050     1,068
 Lawson Software*                                     318,719     1,574
 MRO Software*                                        483,696     5,708
 Mykrolis*                                          1,060,818     8,815
 Photronics*#                                         480,864     7,607
 Retek*                                               441,900     1,958
 Standard Microsystems*                               321,784     7,160
 Verity*                                              519,993     7,212
                                                                -------
                                                                 93,124
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.3%
 Harris                                                85,100     2,291
--------------------------------------------------------------------------------
TRANSPORTATION -- 4.8%
 Alexander & Baldwin                                  142,119     3,500
 Arkansas Best*                                       259,900     7,595
 Triumph Group*                                       149,874     4,189
 Tsakos Energy Navigation*                            274,150     3,202
 United Defense Industries*                           175,832     4,097
 Wabtec#                                              602,966     8,628
 Yellow*#                                             245,868     7,307
                                                                -------
                                                                 38,518
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
UTILITIES -- 5.0%
 AGL Resources                                        134,081   $ 3,233
 Allete#                                              295,800     6,919
 Equitable Resources                                  267,600     9,438
 Hawaiian Electric Industries                         158,700     6,826
 Puget Energy                                         356,500     7,686
 UGI                                                   79,547     2,927
 Vectren                                              118,848     2,706
                                                                -------
                                                                 39,735
-------------------------------------------------------------------------------
WHOLESALE -- 0.4%
 Pioneer Standard Electronics#                        320,963     3,084
-------------------------------------------------------------------------------
Total Common Stock (Cost $663,375)                              702,102
-------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 13.3%
 Armada Money Market Fund, Class I +              105,943,051   105,943
-------------------------------------------------------------------------------
Total Related Party Money Market Fund
 (Cost $105,943)                                                105,943
-------------------------------------------------------------------------------
Total Investments -- 101.6%
 (Cost $769,318)                                                808,045
-------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (1.6)%
 Investment Advisory Fees Payable                                  (629)
 12b-1 Fees Payable
  Class I                                                          (118)
  Class A                                                           (29)
 Administrative Fees Payable                                        (44)
 Custody Fees Payable                                                (7)
 Other Assets & Liabilities                                     (12,190)
-------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                          (13,017)
-------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
 (unlimited authorization -- no par value)                      749,013
Undistributed net investment income                               3,470
Accumulated net realized loss on investments                     (5,714)
Net unrealized appreciation on investments
 and futures                                                     48,259
-------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                     $795,028
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
 Price Per Share -- Class I (based on 40,633,473
 outstanding shares of beneficial interest)                      $17.53
-------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
 (based on 3,856,558 outstanding shares of beneficial interest)  $16.99
-------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($16.99 / 94.50%)    $17.98
-------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
 (based on 510,329 outstanding shares of beneficial interest)    $16.64
-------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
 (based on 475,788 outstanding shares of beneficial interest)    $16.61
-------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
 (based on 45,738 outstanding shares of beneficial interest)     $16.62
-------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
 ($16.62 / 99.00%)                                               $16.79
-------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
REIT --REAL ESTATE INVESTMENT TRUST
SEE NOTES TO FINANCIAL STATEMENTS.


46  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS
                                                                     (UNAUDITED)

ARMADA SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------
                                                    NUMBER      VALUE
                                                  OF SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.2%
BASIC MATERIALS -- 14.4%
 Albemarle                                           6,845   $   213
 Arch Coal#                                         10,695       214
 Cummins                                            10,035       316
 Ferro                                               7,810       186
 Fisher Scientific Internation                                   193
 Minerals Technologies                               4,455       192
 Moore*#                                            21,190       228
 Packaging Corporation of Amer                     222,385
 Peabody Energy#                                     8,630       235
 Pentair                                             5,845       209
 Rayonier#                                           5,160       239
 Republic Services*                                  9,850       212
 Sappi, ADR                                         17,110       222
                                                             -------
                                                               2,881
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 6.3%
 Beazer Homes USA*                                   1,500        96
 Lennar                                              2,200       117
 Manpower#                                           6,455       240
 Park Place Entertainment*                          18,430       152
 Pulte Homes                                         2,550       120
 Royal Caribbean Cruises#                            9,090       197
 Ryder System                                       10,830       249
 Valassis Communications*                            3,345        95
                                                             -------
                                                               1,266
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 7.8%
 Applebees International                             7,810       197
 BorgWarner                                          5,160       266
 Lafarge                                             3,750       120
 Lear*                                               4,650       171
 Linens `N Things*#                                  9,000       224
 Liz Claiborne                                       6,155       198
 PEP Boys-Manny Moe & Jack#                         14,500       159
 Reebok International*#                              8,250       237
                                                             -------
                                                               1,572
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 3.3%
 Interstate Bakeries                                 8,220       190
 Performance Food Group*#                            5,545       195
 Smithfield Foods*#                                 13,980       265
                                                             -------
                                                                 650
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 5.6%
 Belo, Cl A                                          9,045       210
 Brunswick                                          10,830       227
 Emmis Communications, Cl A*                         9,521       218
 Ruby Tuesday                                       15,195       274
 Sinclair Broadcast Group, Cl A*                    13,195       183
                                                             -------
                                                               1,112
--------------------------------------------------------------------------------
ENERGY -- 5.3%
 Forest Oil*                                         6,730       179
 Helmerich & Payne                                   6,915       189
--------------------------------------------------------------------------------
                                                    NUMBER      VALUE
                                                   OF SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
ENERGY -- CONTINUED
 Newfield Exploration*                               5,000 $     181
 Pioneer Natural Resources*                          4,600       113
 Premcor*                                            9,800       202
 Sunoco                                              6,915       205
                                                             -------
                                                               1,069
--------------------------------------------------------------------------------
FINANCIALS -- 19.9%
 Affiliated Managers Group*                          3,805       207
 AmerUs Group                                        6,475       207
 Associated Bancorp                                  5,545       186
 Commerce Bancshares                                 4,791       192
 Everest Re Group                                    5,875       340
 First Midwest Bancorp                               4,630       129
 Fulton Financial                                    6,410       113
 IndyMac Bancorp*                                   10,445       190
 Mercantile Bankshares                               5,160       202
 Nationwide Financial Services, Cl A                19,620       580
 Odyssey Re Holdings#                               13,790       244
 Provident Financial Group                           5,855       164
 RenaissanceRe Holdings                              6,950       283
 Sky Financial Group                                 6,845       131
 Trustmark                                           9,090       209
 Valley National Bancorp                             7,350       202
 Whitney Holding                                     5,310       179
 WR Berkley                                          5,940       235
                                                             -------
                                                               3,993
--------------------------------------------------------------------------------
HEALTHCARE -- 2.1%
 Cambrex                                             3,345        98
 Health Net*                                         7,250       187
 Manor Care*                                         6,455       126
                                                             -------
                                                                 411
--------------------------------------------------------------------------------
INDUSTRIALS -- 3.5%
 Phoenix                                            22,500       186
 Rockwell Automation                                11,200       236
 Toll Brothers*                                      3,925        82
 York International                                  8,220       206
                                                             -------
                                                                 710
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 4.5%
 Camden Property Trust                               5,545       189
 Developers Diversified Realty#                      8,220       181
 General Growth Properties                           3,080       152
 Highwoods Properties                                9,090       185
 Kimco Realty                                        6,155       193
                                                             -------
                                                                 900
--------------------------------------------------------------------------------
TECHNOLOGY -- 8.9%
 ADC Telecommunications*                            13,602        30
 Alliant Techsystems*                                3,805       224
 Black Box*                                          4,400       220
 BMC Software*                                      14,350       257
 Cypress Semiconductor*                              5,950        51

                                                           NOVEMBER 30, 2002  47

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)



ARMADA SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------
                                            NUMBER           VALUE
                                           OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
 Entegris*                                   27,450         $  292
 Fairchild Semiconductor
 International,
 Cl A*                                       21,600            331
 Hubbell, Cl B                                5,545            199
 Hyperion Solutions*                          6,750            188
                                                            ------
                                                             1,792
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.5%
 Harris                                       3,550             95
--------------------------------------------------------------------------------
TRANSPORTATION -- 3.2%
 Alexander & Baldwin                          9,090            224
 AMR*                                        10,830             84
 Delta Air Lines#                             9,800            132
 Triumph Group*                               3,345             94
 United Defense Industries*                   4,985            116
                                                            ------
                                                               650
--------------------------------------------------------------------------------
UTILITIES -- 5.9%
 Allete                                       8,630            202
 Equitable Resources                          8,630            304
 Hawaiian Electric Industries                 5,545            239
 Puget Energy                                 6,915            149
 Vectren                                      5,545            126
 Wisconsin Energy                             6,915            159
                                                            ------
                                                             1,179
--------------------------------------------------------------------------------

Total Common Stock (Cost $17,552)                           18,280
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 11.8%
 Armada Money Market Fund, Class I +      2,373,643          2,374
--------------------------------------------------------------------------------

Total Related Party Money Market Fund                        2,374
--------------------------------------------------------------------------------

Total Investments -- 103.0% (Cost $19,926)                  20,654
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (3.0)%
 Investment Advisory Fees Payable                               (7)
 12b-1 Fees Payable
  Class I                                                       (1)
 Administrative Fees Payable                                    (1)
 Custody Fees Payable                                           (1)
 Other Assets & Liabilities                                   (597)
--------------------------------------------------------------------------------

 Total Other Assets & Liabilities, Net:                       (607)
--------------------------------------------------------------------------------

                                                               VALUE
                                                               (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
 (unlimited authorization -- no par value)                   $19,580
Undistributed net investment income                               40
Accumulated net realized loss on investments                    (329)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and
futures                                                          756
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                   $20,047
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
 Price Per  Share -- Class I (based on 2,054,588
 outstanding shares of beneficial interest)                    $9.45
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
 (based on 67,289 outstanding shares of beneficial interest)   $9.39
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A
 ($9.39 / 94.50%)                                              $9.94
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

48  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS
                                                                     (UNAUDITED)
ARMADA TAX MANAGED EQUITY FUND
--------------------------------------------------------------------------------
                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.1%
BASIC MATERIALS -- 0.2%
 Air Products & Chemicals                               8,000   $   354
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 4.9%
 Automatic Data Processing                            188,000     8,172
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 7.6%
 Home Depot                                           274,500     7,253
 Staples*                                              38,250       738
 Wal-Mart Stores                                       89,000     4,820
                                                                -------
                                                                 12,811
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 8.8%
 Anheuser-Busch                                        10,000       491
 Coca-Cola                                             38,300     1,748
 J.M. Smucker                                             940        37
 PepsiCo                                              199,600     8,479
 Procter & Gamble                                      47,000     3,948
                                                                -------
                                                                 14,703
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 7.7%
 Harley-Davidson#                                     200,200     9,718
 McDonald's                                            64,000     1,184
 Walt Disney                                          102,500     2,031
                                                                -------
                                                                 12,933
--------------------------------------------------------------------------------
ENERGY -- 6.9%
 BP, ADR                                               87,868     3,445
 Exxon Mobil                                          118,602     4,128
 Royal Dutch Petroleum, ADR                            52,400     2,282
 Schlumberger                                          37,000     1,637
 Transocean Sedco Forex                                 6,212       151
                                                                -------
                                                                 11,643
--------------------------------------------------------------------------------
FINANCIALS -- 21.4%
 American International Group                         187,182    12,195
 Berkshire Hathaway, Cl A*                                 47     3,398
 Chubb                                                 30,000     1,758
 Fannie Mae                                             9,000       567
 Northern Trust                                        19,000       735
 State Street                                         178,000     8,010
 Wachovia                                              71,200     2,503
 Wells Fargo                                          148,000     6,839
                                                                -------
                                                                 36,005
--------------------------------------------------------------------------------
HEALTHCARE -- 20.0%
 Abbott Laboratories                                  190,000     8,318
 Bristol-Myers Squibb                                 146,480     3,882
 Johnson & Johnson                                     25,500     1,454
 Medtronic                                             14,400       673

--------------------------------------------------------------------------------
                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
HEALTHCARE -- CONTINUED
 Merck                                                 96,000   $ 5,703
 Pfizer                                               276,000     8,705
 Schering-Plough                                      172,400     3,907
 Wyeth                                                 10,000       384
 Zimmer Holdings*                                      15,288       576
                                                                -------
                                                                 33,602
--------------------------------------------------------------------------------
INDUSTRIALS -- 8.2%
 3M                                                    17,600     2,286
 Emerson Electric                                      70,200     3,661
 General Electric                                     281,700     7,634
 Imagistics International*                             12,240       239
                                                                -------
                                                                 13,820
--------------------------------------------------------------------------------
TECHNOLOGY -- 10.7%
 Agilent Technologies*                                 11,692       227
 Cisco Systems*                                        81,900     1,222
 Hewlett-Packard                                      132,000     2,571
 Intel                                                320,000     6,682
 Microsoft*                                            30,600     1,769
 Pitney Bowes                                         153,000     5,401
                                                                -------
                                                                 17,872
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 2.4%
 BellSouth                                             85,000     2,363
 SBC Communications                                    59,795     1,704
                                                                -------
                                                                  4,067
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.3%
 Southwest Airlines#                                   27,000       448
--------------------------------------------------------------------------------

Total Common Stock (Cost $29,258)                               166,430
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND-- 0.8%
 Armada Money Market Fund,  Class I +               1,378,610     1,379
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $ 1,379)              1,379
--------------------------------------------------------------------------------

Total Investments -- 99.9% (Cost $30,637)                       167,809
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.1%
 Investment Advisory Fees Payable                                  (103)
 12b-1 Fees Payable
  Class I                                                           (42)
  Class A                                                            (5)
 Administrative Fees Payable                                        (10)
 Custody Fees Payable                                                (3)
 Other Assets & Liabilities                                         280
--------------------------------------------------------------------------------

 Total Other Assets & Liabilities, Net:                             117
--------------------------------------------------------------------------------


                                                           NOVEMBER 30, 2002  49

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)



ARMADA TAX MANAGED EQUITY FUND
--------------------------------------------------------------------------------
                                                                  VALUE
                                                                   (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
 (unlimited authorization-- no par value)                      $ 27,611
Undistributed net investment income                                 194
Accumulated net realized gain on investments                      2,949
Net unrealized appreciation on investments                      137,172
-------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                     $167,926
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
 Price Per Share -- Class I (based on 15,265,540
 outstanding shares of beneficial interest)                      $ 9.60
-------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
 (based on 1,409,143 outstanding shares of beneficial interest)  $ 9.61
-------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.61 / 94.50%)     $10.17
-------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
 (based on 750,434 outstanding shares of beneficial interest)    $ 9.36
-------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
 (based on 73,489 outstanding shares of beneficial interest)     $ 9.33
-------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
 (based on 11,517 outstanding shares of beneficial interest)     $ 9.32
-------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
 ($9.32 / 99.00%)                                                $ 9.41
-------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

50  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                          ASSET ALLOCATION FUNDS
                                                                     (UNAUDITED)

ARMADA AGGRESSIVE ALLOCATION FUND
-------------------------------------------------------------------------------
                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------
RELATED PARTY EQUITY FUNDS -- 80.3%
 Armada Large Cap Ultra Fund, Class I*                 169,019  $ 1,355
 Armada Large Cap Value Fund, Class I                  105,342    1,456
 Armada Small Cap Growth Fund, Class  I*               150,876    1,082
 Armada Small Cap Value Fund, Class I                   57,288    1,004
--------------------------------------------------------------------------------

Total Related Party Equity Funds
 (Cost $5,336)                                                    4,897
--------------------------------------------------------------------------------
RELATED PARTY FIXED INCOME FUND -- 18.8%
 Armada Bond Fund, Class I                             113,778    1,146
--------------------------------------------------------------------------------

Total Related Party Fixed Income Fund (Cost $1,126)               1,146
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 0.2%
 Armada Money Market Fund, Class I                      14,217       14
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $14)                     14
--------------------------------------------------------------------------------

Total Investments -- 99.3% (Cost $6,476)                          6,057
--------------------------------------------------------------------------------

Other Assets and Liabilities, Net --  0.7%                           40
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
 (unlimited authorization -- no par value)                        7,406
Undistributed net investment income                                   3
Accumulated net realized loss on investments                       (893)
Net unrealized depreciation on investments                         (419)
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                       $6,097
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
 Price Per Share -- Class I (based on 323,883
 outstanding shares of beneficial interest)                       $7.95
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
 (based on 317,326 outstanding shares of beneficial interest)     $7.93
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($8.33 / 95.25%)      $7.93
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
 (based on 29,563 outstanding shares of beneficial interest)      $7.87
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
 (based on 25,293 outstanding shares of beneficial interest)      $7.88
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
 (based on 72,979 outstanding shares of beneficial interest)      $7.88
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
 ($7.88 / 99.00%)                                                 $7.96
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
SEE NOTES TO FINANCIAL STATEMENTS.

                                                           NOVEMBER 30, 2002  51

STATEMENT OF NET ASSETS
ASSET ALLOCATION FUNDS
(UNAUDITED)



ARMADA BALANCED ALLOCATION FUND
-------------------------------------------------------------------------------
                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 50.9%
BASIC MATERIALS -- 2.0%
 Air Products & Chemicals                               6,100   $   270
 Albemarle                                              5,100       159
 Arch Coal                                              4,350        87
 Delta & Pine Land                                      6,000       121
 Dow Chemical                                           7,200       230
 Ferro                                                  5,690       135
 Georgia Gulf                                           5,200       109
 Gibraltar Steel                                        1,980        38
 Jarden*                                                3,800        85
 Minerals Technologies                                  3,010       130
 Olin                                                   6,200        94
 Packaging Corporation of America*   9,150                164
 Peabody Energy                                         3,530        96
 Praxair                                                5,600       330
 Rayonier                                               3,750       173
 Sappi, ADR                                             8,300       108
 Spartech                                               6,020       113
 Weyerhaeuser                                           8,000       421
                                                                -------
                                                                  2,863
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 2.5%
 Advisory Board*                                        2,200        68
 Arbitron*                                              2,850        88
 CACI International, Cl A*                              3,000       114
 Career Education*                                      2,750       107
 CDI*                                                   4,900       141
 Coinstar*                                              3,700        89
 Computer Sciences*#                                    7,100       248
 Corinthian Colleges*                                   3,050       119
 Corporate Executive Board*                             5,350       177
 DST Systems*                                           8,200       311
 Educational Management*                                2,850       110
 Fair Isaac                                             2,000        88
 First Data                                             7,600       263
 Fiserv*                                               10,300       349
 Getty Images*                                          3,600       108
 Identix*#                                             12,100        83
 Inveresk Research Group*                               5,150       104
 Keane*                                                 2,120        19
 Labor Ready*                                           3,210        23
 Mantech International, Cl A*                           3,200        65
 MPS Group*                                            45,000       270
 Pharmaceutical Product Development*                    2,500        75
 Ryder System                                           4,900       113
 Spherion*#                                            16,000       111
 Sungard Data Systems*                                 11,100       259
 TeleTech Holdings*                                    14,150       122
                                                                -------
                                                                  3,624
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 4.3%
 99 Cents Only Stores*                                  4,650       130
 AC Moore Arts & Crafts*#                               4,750        67
 AnnTaylor Stores*                                      6,450       153
 Autozone*                                              4,900       400
 Beazer Homes USA*                                        800        51
 BorgWarner                                             2,100       108
 Claire's Stores                                        3,000        78
 Cost Plus of California*                               4,000       131
-------------------------------------------------------------------------------
                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
CONSUMER CYCLICALS -- CONTINUED
 CSK Auto*                                             11,960   $   149
 Elkcorp                                                1,400        25
 Family Dollar Stores                                  11,000       324
 Finish Line, Cl A*                                     9,850       105
 Gymboree*                                              6,000       122
 Haverty Furniture                                      4,160        54
 Hollywood Entertainment*                               4,150        78
 Home Depot                                             7,700       204
 HOT Topic*#                                            3,650        88
 J. Jill Group*                                         3,750        87
 Johnson Controls                                       4,900       406
 Lafarge                                                1,500        48
 Lear*                                                  1,400        51
 Linens `N Things*                                      3,600        90
 Lowe's                                                 8,200       340
 Masco                                                 10,200       206
 May Department Stores                                 13,400       328
 Movie Gallery*                                         4,650        80
 O'Reilly Automotive*                                   3,000        83
 PEP Boys-Manny Moe & Jack#                            16,050       177
 Petsmart*                                              4,600        85
 Pier 1 Imports                                         4,950        97
 Reebok International*                                  5,450       156
 Ryland Group                                           1,700        64
 TJX                                                   38,000       744
 Too*                                                   3,400       100
 Wal-Mart Stores                                       12,100       655
 Winnebago Industries                                   2,000        99
 Wolverine World Wide                                   7,850       131
                                                                -------
                                                                  6,294
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 2.9%
 American Italian Pasta, Cl A*#                         2,200        80
 Anheuser-Busch                                         6,600       324
 Avon Products                                          5,100       262
 Chiquita Brands International*                         4,800        67
 Conagra Foods                                         17,200       419
 Estee Lauder, Cl A                                     7,600       207
 Fortune Brands                                         9,500       463
 General Mills                                          6,600       295
 H.J. Heinz                                             9,000       314
 Interstate Bakeries                                    5,550       128
 Kimberly-Clark                                         4,200       211
 NBTY*                                                  5,450        99
 Newell Rubbermaid                                     10,200       324
 PepsiCo                                                9,000       382
 Performance Food Group*                                4,850       171
 Smithfield Foods*                                      3,650        69
 UST                                                    9,400       303
 Whole Foods Market*                                    1,850        98
                                                                -------
                                                                  4,216
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 4.4%
 Alliance Gaming*                                       6,150       106
 Argosy Gaming*                                         2,500        49
 Belo, Cl A                                             6,450       150
 Bright Horizons Family Solutions*                      5,100       139
 Brunswick                                              6,900       145
 Buca*#                                                10,850       102

52  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                          ASSET ALLOCATION FUNDS
                                                                     (UNAUDITED)
ARMADA BALANCED ALLOCATION FUND
-------------------------------------------------------------------------------
                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
CONSUMER SERVICES -- CONTINUED
 Carnival#                                             12,500   $   351
 Cheesecake Factory*                                    2,350        84
 Clear Channel Communications*                          9,300       404
 Comcast, Cl A*                                         8,900       209
 Emmis Communications, Cl A*#                           6,350       146
 Entercom Communications*                               3,850       208
 Gannett                                                6,400       456
 Harman International Industries                        2,350       147
 Hearst-Argyle Television*                              6,150       149
 Hilton Hotels                                         18,900       259
 International Game Technology*                         2,800       216
 Knight Ridder                                          5,500       345
 Lin TV, Cl A*                                          3,850        94
 M T R Gaming Group*                                    5,800        58
 Marriott International, Cl A#                          8,900       318
 McGraw-Hill                                            3,500       207
 New York Times, Cl A                                   6,600       317
 P.F. Chang's China Bistro*                             2,550        90
 Panera Bread, Cl A*                                    4,600       170
 Penn National Gaming*                                  5,150        96
 Radio One, Cl A*                                       6,000       106
 Rare Hospitality International*                        5,800       155
 Ruby Tuesday                                           8,100       146
 Shuffle Master*#                                       4,500        87
 Sinclair Broadcast Group, Cl A*                        8,900       123
 Viacom, Cl B*                                          9,300       437
 Yum! Brands*                                          12,300       294
                                                                -------
                                                                  6,363
--------------------------------------------------------------------------------
ENERGY -- 3.1%
 Apache                                                 4,200       226
 Chesapeake Energy                                     14,400       100
 ChevronTexaco                                          8,700       583
 Cimarex Energy*                                        1,727        26
 ConocoPhillips                                        10,072       482
 Evergreen Resources*                                   1,750        75
 Exxon Mobil                                           18,600       647
 Forest Oil*                                            2,850        76
 Frontier Oil                                           5,650        81
 Helmerich & Payne                                      3,800       104
 Marathon Oil                                          10,400       208
 Newfield Exploration*                                  2,250        81
 Noble*                                                 6,200       210
 Occidental Petroleum                                  11,200       312
 Patterson-UTI Energy*#                                 5,250       152
 Pioneer Natural Resources*                             2,500        62
 Premcor*                                               6,820       141
 Quicksilver Resource*                                  4,350        98
 Royal Dutch Petroleum, ADR                             5,200       226
 Spinnaker Exploration*                                 6,900       153
 Superior Energy Services*                             17,500       144
 Ultra Petroleum*                                      13,250       118
 Varco International*                                  11,600       190
                                                                -------
                                                                  4,495
--------------------------------------------------------------------------------
FINANCIALS -- 8.7%
 ACE                                                    7,900       269
 Affiliated Managers Group*                             6,550       357
 American International Group                          10,763       701
 Bank of America                                        8,400       589

-------------------------------------------------------------------------------
                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
FINANCIALS -- CONTINUED
 Bank of New York                                      11,500   $   349
 Bankunited Financial, Cl A*                            7,650       120
 Brookline Bancorp                                     11,550       131
 Ceres Group*                                          17,405        30
 Chubb                                                  7,200       422
 Citigroup                                             25,700       999
 Comerica                                              10,400       492
 CompuCredit*                                             870         6
 Delphi Financial Group, Cl A                           2,450        94
 East-West Bancorp                                      5,050       174
 Erie Indemnity, Cl A                                   3,700       144
 Everest Re Group                                       2,700       156
 First Federal Capital                                  5,800       111
 First Midwest Bancorp                                  3,725       104
 FleetBoston Financial                                 18,800       510
 Fpic Insurance Group*                                  6,000        38
 Franklin Resources#                                    6,200       229
 Freddie Mac                                            5,900       340
 Fulton Financial                                       6,025       106
 Goldman Sachs Group                                    7,800       615
 Harleysville Group                                     5,000       131
 Hilb Rogal & Hamilton                                  2,500        95
 Investors Financial Services                           2,550        89
 JPMorgan Chase                                        18,300       461
 Lincoln National                                      13,500       474
 MAF Bancorp                                            3,600       124
 Mercury General                                        4,600       182
 Metlife                                               16,400       440
 Metris                                                11,700        51
 Morgan Stanley                                         7,200       326
 Odyssey Re Holdings                                    7,800       138
 Phoenix                                               15,700       130
 Platinum Underwriters Holdings*                        2,700        69
 Provident Financial Group                              4,950       139
 Raymond James Financial                                2,950        94
 RenaissanceRe Holdings                                 3,000       122
 Sky Financial Group                                    6,500       124
 Southwest Bancorp of Texas*                            3,700       105
 Stilwell Financial                                     7,100       104
 SunTrust Banks                                         8,200       481
 Triad Guaranty*                                        2,600       104
 Trustmark                                              5,950       137
 US Bancorp                                            16,200       355
 Wachovia                                              17,200       605
 Washington Federal                                     3,700        90
 Whitney Holding                                        3,050       103
 Willis Group Holdings*                                 9,800       271
 WR Berkley                                             1,695        67
                                                                -------
                                                                 12,697
--------------------------------------------------------------------------------
HEALTHCARE -- 6.6%
 Abbott Laboratories                                   10,100       442
 Accredo Health*                                        2,700       144
 Advanced Neuromodulation Systems*  2,200                  67
 Affymetrix*#                                           3,400        92
 Alpharma, Cl A                                         3,200        43
 Amerigroup*                                            4,950       131
 Amgen*                                                10,100       477
 Amsurg*                                                2,500        64

                                                           NOVEMBER 30, 2002  53

STATEMENT OF NET ASSETS
ASSET ALLOCATION FUNDS
(UNAUDITED)



ARMADA BALANCED ALLOCATION FUND
-------------------------------------------------------------------------------
                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
HEALTHCARE -- CONTINUED
 Anthem*                                                4,900   $   290
 Atherogenics*#                                        10,950        77
 Bristol-Myers Squibb                                   6,800       180
 Cambrex                                                3,400       100
 Charles River Laboratories International*             2,950       108
 Cooper                                                 4,660       131
 Coventry Health Care*                                  2,350        68
 Dianon Systems*                                        2,350       110
 Eli Lilly                                              4,200       287
 Eon Labs*                                              4,750       113
 Fisher Scientific International*                       6,050       181
 Genta*#                                                9,650       109
 Health Net*                                            3,600        93
 Integra LifeSciences Holdings*                         4,450        78
 Invitrogen*                                            3,500        98
 Isis Pharmaceuticals*#                                 7,500        65
 Johnson & Johnson                                     18,000     1,026
 KOS Pharmaceuticals*#                                  4,500        93
 Laboratory of America Holdings*                       16,000       384
 LifePoint Hospitals*                                   4,900       155
 Medicis Pharmaceutical, Cl A*#                         3,150       146
 Medtronic                                             10,000       467
 Merck                                                  9,300       552
 Meridian Medical Technologies*                         1,850        82
 Merit Medical Systems*                                 3,550        67
 Mid Atlantic Medical Services*                         3,950       122
 Neurocrine Biosciences*                                2,200       101
 NPS Pharmacuticals*                                    2,650        78
 Owens & Minor                                          3,050        50
 Pfizer                                                35,200     1,110
 Pharmaceutical Resources*                              2,950        83
 Pharmacia                                             21,500       909
 Priority Healthcare, Cl B*                             3,150        69
 Province Healthcare*                                   6,500        84
 Renal Care Group*                                      2,450        77
 Sangstat Medical*                                      5,550        81
 Scios*#                                                3,900       128
 SICOR*                                                 5,050        80
 Steris*                                                5,150       117
                                                                -------
                                                                  9,609
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.5%
 Agco*                                                  3,950        95
 Casella Waste Systems, Cl A*                          12,900        93
 Caterpillar                                            9,300       464
 Clarcor                                                2,600        86
 Cummins                                                4,650       146
 Deere#                                                 4,700       241
 General Electric                                      34,600       938
 GrafTech International*                               26,010       143
 Hughes Supply                                          3,400       107
 Joy Global*                                           11,500       138
 Kadant*                                                5,900        89
 Nordson                                                3,650       100
 Stericycle*                                            2,100        70
 Tecumseh Products, Cl A                                3,100       148
 United Technologies                                    6,600       412
 Waste Connections*                                     2,150        80
-------------------------------------------------------------------------------
                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
INDUSTRIALS -- CONTINUED
 Wilson Greatbatch Technologies*                        2,750   $    80
 York International                                     6,150       154
                                                                -------
                                                                  3,584
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
 Forest City Enterprises, Cl A                          2,610        83
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.9%
 Alexandria Real Estate Equities                        3,100       126
 Corporate Office Properties Trust                      8,100       110
 Crown American Realty Trust                            7,250        68
 Developers Diversified Realty                          6,900       152
 Equity Office Properties Trust                         7,700       198
 Gables Residential Trust                               3,550        88
 General Growth Properties                              2,500       123
 Great Lakes REIT                                       3,600        60
 Heritage Property Investment Trust                     6,250       155
 Highwoods Properties                                   5,250       107
 Ramco-Gershenson Properties                            3,200        64
 Summit Properties                                      6,350       122
                                                                -------
                                                                  1,373
--------------------------------------------------------------------------------
TECHNOLOGY -- 9.6%
 Actel*                                                 5,800       111
 Activision*                                            5,800       125
 Adaptec*                                              12,250        83
 ADC Telecommunications*                                9,380        20
 Adobe Systems                                         14,900       440
 Advanced Fibre Communication*                          4,900        89
 Applied Materials*                                    33,000       563
 ATMI*                                                  4,000        96
 Benchmark Electronics*                                 3,000        93
 Black Box*                                             1,050        52
 Borland Software*                                      5,100        67
 Brooks-PRI Automation*                                 6,250        90
 ChipPAC, Cl A*                                        14,920        67
 Cisco Systems*                                        34,900       521
 Cymer*#                                                3,550       129
 Cypress Semiconductor*                                 3,320        29
 Dell Computer*                                        12,500       357
 Documentum*                                            4,900        91
 Dupont Photomasks*                                     3,550        99
 Entegris*                                             13,700       145
 EPIQ Systems*#                                         5,800        87
 Exar*                                                  5,950        84
 Fairchild Semiconductor                               14,350       220
 International, Cl A*
 Filenet*                                              11,400       157
 Flir System*                                           1,950        85
 Harris                                                 1,700        46
 Hotels.com, Cl A*                                      1,650       120
 Hubbell, Cl B                                          9,200       331
 Hyperion Solutions*                                    5,510       154
 Integrated Circuit Systems*                            4,550       106
 Intel                                                 51,500     1,075
 Intergraph*                                            4,750        86
 International Business Machines                        4,700       409
 Intersil, Cl A*                                        4,050        70
 Itron*#                                                3,500        88
 Lawson Software*                                       5,600        28
 Lexmark International*                                12,900       853
 54  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                          ASSET ALLOCATION FUNDS
                                                                     (UNAUDITED)
ARMADA BALANCED ALLOCATION FUND
-------------------------------------------------------------------------------
                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
 Lockheed Martin                                       15,000   $   783
 Manhattan Associates*                                  4,250       128
 Micron Technology*                                    12,100       191
 Microsoft*                                            21,300     1,232
 Motorola                                              15,500       176
 MRO Software*                                         16,500       195
 Mykrolis*                                             21,490       179
 NETIQ*                                                 6,050       105
 NetScreen Technologies*                                6,000       103
 Northrop Grumman#                                      2,100       203
 Oracle*                                               15,200       185
 Photronics*                                           10,200       161
 Pinnacle Systems*                                     12,300       174
 Pioneer Standard Electronics#                          6,800        65
 Plexus*                                                6,350        97
 Power Integrations*                                    5,250       107
 Qualcomm*                                              6,200       256
 Retek*                                                 8,100        36
 SCM Microsystems*                                     22,500       136
 Semtech Corporation*                                   5,350        81
 Silicon Storage Technology*                           15,000       106
 Standard Microsystems*                                 5,420       121
 Symantec*                                              6,400       280
 Sypris Solutions                                       7,600        93
 Texas Instruments                                      9,600       193
 Textron                                                6,800       293
 Triumph Group*                                         2,700        75
 Ultratech Stepper*                                     7,600        87
 United Defense Industries*                             4,650       108
 Varian*                                                2,450        77
 Varian Semiconductor Equipment Associates*             4,150       129
 Verity*                                                9,600       133
 WebEx Communications*#                                 4,400        86
 Websense*                                              4,750       127
 Zoran*                                                 6,500       140
                                                                -------
                                                                 13,907
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.0%
 AT&T                                                   8,200       230
 BellSouth                                              9,300       258
 SBC Communications                                    15,300       436
 Verizon Communications                                13,100       549
                                                                -------
                                                                  1,473
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.2%
 Alexander & Baldwin                                    2,900        71
 Arkansas Best*                                         5,600       164
 JB Hunt Transportation Services* 4,750                   131
 Knight Transportation*                                 3,950        78
 Skywest#                                               8,350       114
 Southwest Airlines#                                   21,700       360
 Union Pacific                                          9,300       539
 Wabtec                                                12,800       183
 Yellow*                                                5,100       152
                                                                -------
                                                                  1,792
--------------------------------------------------------------------------------
UTILITIES -- 1.1%
 AGL Resources                                          2,650        64
 Allete                                                 6,200       145
 Dominion Resources of Virginia                         7,700       392
-------------------------------------------------------------------------------
                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
UTILITIES -- continued
 Equitable Resources                                    5,800   $   205
 Exelon                                                 7,500       376
 Hawaiian Electric Industries                           3,400       146
 Puget Energy                                           7,600       164
 UGI                                                    1,400        52
 Vectren                                                2,550        58
                                                                -------
                                                                  1,602
--------------------------------------------------------------------------------

Total Common Stock (Cost $70,253)                                73,975
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 9.3%
AUSTRALIA -- 0.0%
 Origin Energy                                         24,500        49
--------------------------------------------------------------------------------
BELGIUM -- 0.1%
 Fortis                                                 4,500        79
 Interbrew                                              2,250        47
 Umicore#                                               2,108        88
                                                                -------
                                                                    214
--------------------------------------------------------------------------------
CANADA -- 0.2%
 Axcan Pharma*                                          9,350       103
 Moore*                                                15,900       171
 Talisman Energy                                        2,000        70
--------------------------------------------------------------------------------
                                                                    344
--------------------------------------------------------------------------------
CAYMAN ISLANDS -- 0.1%
 O2Micro International*                                 6,800        90
--------------------------------------------------------------------------------
CHINA -- 0.1%
 Huaneng Power International                           95,000        76
--------------------------------------------------------------------------------
DENMARK -- 0.1%
 Novo-Nordisk A/S, Cl B                                 3,255       100
--------------------------------------------------------------------------------
FINLAND -- 0.2%
 Nokia Oyj, ADR                                        12,300       236
 Sampo Oyj, Cl A                                        6,000        46
                                                                -------
                                                                    282
--------------------------------------------------------------------------------
FRANCE -- 0.7%
 Accor                                                  1,450        51
 Aventis, ADR                                           1,200        66
 Axa                                                    7,595       122
 BNP Paribas                                            2,000        82
 Bouygues                                               3,300        98
 Carrefour                                                550        24
 L'Oreal                                                1,460       104
 Societe Generale, Cl A                                 1,500        84
 TotalFinaElf                                           1,454       195
 TotalFinaElf, ADR                                        720        48
 Vinci                                                  1,900       109
                                                                -------
                                                                    983
--------------------------------------------------------------------------------
GERMANY -- 0.6%
 BASF                                                   1,770        68
 Bayerische Motoren Werke                               2,150        73
 DaimlerChrysler                                        1,950        71
 Deutsche Bank                                          2,750       138
 Deutsche Boerse                                        1,000        40

                                                           NOVEMBER 30, 2002  55

STATEMENT OF NET ASSETS
ASSET ALLOCATION FUNDS
(UNAUDITED)
ARMADA BALANCED ALLOCATION FUND
-------------------------------------------------------------------------------
                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
GERMANY -- CONTINUED
 Deutsche Telekom                                       9,000   $   109
 E.ON                                                   2,910       124
 Gehe                                                   1,200        44
 Schering                                                 990        42
 Siemens#                                               3,000       147
 Wella                                                    850        48
                                                                -------
                                                                    904
--------------------------------------------------------------------------------
HONG KONG -- 0.2%
 Cathay Pacific Airways                                73,200       106
 CLP Holdings                                          14,100        57
 Swire Pacific, Cl A                                   18,500        76
                                                                -------
                                                                    239
--------------------------------------------------------------------------------
IRELAND -- 0.1%
 Allied Irish Banks                                     4,000        56
 Bank of Ireland                                        7,999        88
                                                                -------
                                                                    144
--------------------------------------------------------------------------------
ISRAEL -- 0.1%
 Precise Software Solutions*                            7,850       104
--------------------------------------------------------------------------------
ITALY -- 0.5%
 Alleanza Assicurazioni#                                6,600        56
 Assicurazioni Generali#                                3,188        64
 Banca Popolare di Milano*                             23,200        82
 ENI-Ente Nazionale Idrocarburi#                        7,150       104
 Mediolanum#                                            9,300        56
 Riunione Adriatica di Sicurta#                         6,900        86
 Saipem                                                 8,794        53
 Telecom Italia#                                       13,314       109
 TIM#                                                  18,100        93
                                                                -------
                                                                    703
--------------------------------------------------------------------------------
JAPAN -- 1.4%
 Ajinomoto                                              2,800        28
 Banyu Pharmaceutical                                   3,400        29
 Canon                                                  3,630       138
 Denso                                                  5,400        87
 FamilyMart                                             2,000        41
 Fast Retailing                                         2,400        86
 Fuji Photo Film                                        2,900        94
 Honda Motor                                            3,400       128
 Japan Tobacco                                             10        62
 Kao                                                    1,800        39
 Kyocera#                                                 650        43
 Matsushita Electric Industrial                         5,900        61
 Mitsubishi Heavy Industries                           26,500        67
 Mitsumi Electric                                       3,150        32
 Nissan Motor                                          10,500        84
 Nissin Food Products                                   2,250        48
 NTT Docomo                                                21        43
 Osaka Gas                                             35,000        82
 Seven - Eleven Japan                                   1,200        37
 Shin-Etsu Chemical                                     2,450        87
 SMC                                                      713        66
 Sony, ADR                                              3,746       166
 Takeda Chemical Industries                             2,400       101
-------------------------------------------------------------------------------
                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
JAPAN -- CONTINUED
 Tokyo Gas                                             32,500   $    97
 Toyo Ink Manufacturing#                               16,500        45
 Toyota Motor                                           9,200       242
                                                                -------
                                                                  2,033
--------------------------------------------------------------------------------
MEXICO -- 0.1%
 Cemex SA de CV, ADR                                    3,200        75
 Fomento Economico Mexicano, ADR                        1,908        71
 Telefonos de Mexico, ADR                               1,900        61
                                                                -------
                                                                    207
--------------------------------------------------------------------------------
NETHERLANDS -- 0.6%
 ABN Amro Holding                                       5,800        99
 Aegon                                                  8,000       129
 Akzo Nobel                                             1,600        50
 ASM International*#                                    6,400        95
 CNH Global                                            23,800        88
 Heineken                                               2,000        75
 ING Groep                                              5,177        99
 Reed Elsevier                                          4,100        51
 TPG                                                    2,900        53
 Unilever, ADR                                          2,400       140
                                                                -------
                                                                    879
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.0%
 Telecom Corp of New Zealand#                          30,350        73
--------------------------------------------------------------------------------
NORWAY -- 0.2%
 Norsk Hydro                                            1,574        63
 Telenor                                               23,200        94
 Tsakos Energy Navigation*                              5,850        68
                                                                -------
                                                                    225
--------------------------------------------------------------------------------
PORTUGAL -- 0.1%
 Portugal Telecom                                      10,800        73
--------------------------------------------------------------------------------
SINGAPORE -- 0.1%
 Singapore Airlines                                    16,400        99
--------------------------------------------------------------------------------
SOUTH KOREA -- 0.1%
 POSCO                                                  4,856       126
 Samsung Electronics, GDR (A)                             480        77
                                                                -------
                                                                    203
--------------------------------------------------------------------------------
SPAIN -- 0.3%
 Acerinox                                               1,800        70
 Banco Bilbao Vizcaya Argentaria                        3,879        40
 Gas Natural                                            2,100        40
 Sociedad General de Aguas de                          14,164       134
 Barcelona
 Telefonica*                                           13,366       136
 Telefonica, ADR*                                         646        20
                                                                -------
                                                                    440
--------------------------------------------------------------------------------
SWEDEN -- 0.2%
 Atlas Copco, Cl A                                      1,600        37
 Nordea                                                35,000       171
 Sandvik                                                5,508       133
                                                                -------
                                                                    341
--------------------------------------------------------------------------------

 56  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                          ASSET ALLOCATION FUNDS
                                                                     (UNAUDITED)
ARMADA BALANCED ALLOCATION FUND
-------------------------------------------------------------------------------
                                                       NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
SWITZERLAND -- 0.7%
 Credit Suisse Group*                                   2,700  $     64
 Nestle                                                 1,092       221
 Novartis                                               4,331       161
 Roche Holding                                          2,690       191
 Swatch Group, Cl B                                       460        41
 Swisscom                                                 445       130
 UBS*                                                   4,377       221
                                                               --------
                                                                  1,029
--------------------------------------------------------------------------------
UNITED KINGDOM -- 2.5%
 Acambis, ADR*#                                         4,100       163
 Amvescap                                              10,800        80
 AstraZeneca, ADR                                       2,228        84
 Barclays                                              11,978        87
 Barratt Developments                                  13,600        86
 BG Group                                              12,000        45
 BHP Billiton                                          21,643       115
 BOC Group                                              6,000        84
 BP                                                    67,192       438
 BP, ADR                                                2,351        92
 Cadbury Schweppes                                      9,600        62
 Centrica                                              34,100        90
 Compass Group                                          7,000        34
 Diageo                                                 7,451        78
 easyJet*                                              19,200       105
 Friends Provident                                     21,600        50
 GlaxoSmithKline, ADR                                   8,800       334
 HBOS                                                  11,200       121
 Hilton Group                                          19,347        56
 HSBC Holdings*                                        24,580       288
 Kingfisher                                            27,500        95
 Land Securities Group                                  4,400        53
 Lloyds TSB Group                                      15,600       132
 National Grid Transco                                  5,200        35
 Northern Rock                                          5,681        60
 Royal Bank of Scotland Group                           8,397       215
 Scottish & Newcastle                                   9,600        67
 Shell Transport & Trading                             22,800       148
 Shire Pharmaceuticals*                                 5,300        36
 Tesco                                                 37,100       117
 Vodafone Group                                       116,228       221
                                                              --------
                                                                  3,671
--------------------------------------------------------------------------------

Total Foreign Common Stock (Cost $13,230)                        13,505
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK -- 0.0%
GERMANY -- 0.0%
 Henkel KGaA                                              885        54
--------------------------------------------------------------------------------

Total Foreign Preferred Stock (Cost $57)                             54
--------------------------------------------------------------------------------
FOREIGN RIGHTS -- 0.0%
SPAIN -- 0.0%
 Sociedad General de Aguas de Barcelona                14,164         1
--------------------------------------------------------------------------------

Total Foreign Rights (Cost $0)                                        1
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
 American Bank Note Holographs,
 Expires 06/18/03 (B)                                   1,906        --
--------------------------------------------------------------------------------

Total Warrants (Cost $0)                                             --
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                        PAR     VALUE
                                                       (000)    (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 11.9%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.7%
    6.500%, 05/01/31 to 06/01/32                      $13,347  $ 13,790
    6.000%, 08/01/28                                      953       978
    5.730%, 12/01/08                                      661       703
                                                               --------
                                                                 15,471
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.2%
    7.500%, 11/15/29                                       32        34
    6.500%, 09/15/23 to 05/15/29                        1,652     1,726
                                                               --------
                                                                  1,760
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed
Obligations (Cost $16,989)                                       17,231
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 3.9%
U.S. TREASURY BONDS -- 1.4%
    6.250%, 08/15/23#                                   1,480     1,672
    5.500%, 08/15/28#                                     315       327
                                                               --------
                                                                  1,999
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 2.5%
   5.875%, 11/15/04#                                    3,310     3,552
   4.375%, 05/15/07#                                      50         53
                                                               --------
                                                                  3,605
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $5,511)                     5,604
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.3% FEDERAL HOME LOAN
MORTGAGE CORPORATION -- 1.8%
   4.875%, 03/15/07#                                    2,095     2,219
   3.500%, 09/15/07#                                      435       434
                                                               --------
                                                                  2,653
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.5%
    6.625%, 11/15/30                                      140       159
    3.875%, 03/15/05#                                   1,945     2,010
                                                               --------
                                                                  2,169

--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $4,782)            4,822
--------------------------------------------------------------------------------
CORPORATE BONDS -- 9.0%
BASIC MATERIALS -- 0.7%
  Alcoa
    6.500%, 06/01/11                                      300       331
  EI du Pont de Nemours
    6.875%, 10/15/09                                      395       451
  Weyerhaeuser
    6.750%, 03/15/12                                      145       154
                                                               --------
                                                                    936
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.5%
  Ford Motor
    7.450%, 07/16/31                                      245       207
  Kohl's 6.000%, 01/15/33
                                                          140       136


                                                           NOVEMBER 30, 2002  57

STATEMENT OF NET ASSETS
ASSET ALLOCATION FUNDS
(UNAUDITED)



ARMADA BALANCED ALLOCATION FUND
-------------------------------------------------------------------------------
                                                        PAR     VALUE
                                                       (000)    (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
CONSUMER CYCLICALS -- CONTINUED
 Target
   6.350%, 11/01/32                                  $    40  $    41
   5.500%, 04/01/07                                      265      281
                                                              -------
                                                                  665
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 0.9%
 Coca-Cola Enterprises

   6.125%, 08/15/11                                      150      162
 Kraft Foods
   5.250%, 06/01/07                                      210      222
 Kroger
   7.250%, 06/01/09                                      180      198
 Procter & Gamble, Cl A
   9.360%, 01/01/21                                      290      391
 Safeway
   5.800%, 08/15/12                                      230      234
 Unilever Capital
   5.900%, 11/15/32                                      145      145
                                                              -------
                                                                1,352
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.2%
 Comcast Cable Communications
   7.125%, 06/15/13                                       90       90
   6.750%, 01/30/11                                       80       79
 Walt Disney (MTN)
   6.200%, 06/20/14                                      150      155
                                                              -------
                                                                  324
--------------------------------------------------------------------------------
ENERGY -- 0.3%
 Anadarko Petroleum
   5.000%, 10/01/12                                      110      108
 Conoco
   6.950%, 04/15/29                                      245      270
                                                              -------
                                                                  378
--------------------------------------------------------------------------------
FINANCIALS -- 4.4%
 Bank of America
   5.125%, 11/15/14                                      170      168
 Bank One
   6.000%, 08/01/08                                      385      413
 BankBoston NA
   6.500%, 12/19/07                                      335      360
 BB&T
   6.500%, 08/01/11                                      180      197
 Bear Stearns
   5.700%, 01/15/07                                      425      450
 Boeing Capital
   6.500%, 02/15/12                                      290      306
 Citigroup
   6.500%, 01/18/11                                      285      311
 First Union National Bank/Charlotte
   7.800%, 08/18/10                                      335      395
 General Electric Capital, Cl A
   (MTN)
   6.000%, 06/15/12                                      550      575
-------------------------------------------------------------------------------
                                                        PAR     VALUE
                                                       (000)    (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
FINANCIALS -- CONTINUED
 General Motors Acceptance
   6.875%, 09/15/11                                  $   270  $   262
   Goldman Sachs Group
   6.600%, 01/15/12                                      210      228
   Household Finance
   5.875%, 02/01/09                                      500      493
   JPMorgan Chase#
   6.625%, 03/15/12                                      145      152
   Lehman Brothers Holdings
   7.000%, 02/01/08                                      500      553
   Mellon Funding
   5.000%, 12/01/14                                      170      166
   Morgan Stanley
   8.000%, 06/15/10                                      500      578
   US Bank NA
   6.300%, 02/04/14                                      245      267
   Wells Fargo Bank NA
   6.450%, 02/01/11                                      500      546
                                                              -------
                                                                6,420
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.1%
 Systems 2001 Asset Trust (A)
   6.664%, 09/15/13                                      145      152
--------------------------------------------------------------------------------
TECHNOLOGY -- 0.5%
 Hewlett-Packard
   7.150%, 06/15/05                                      240      257
   5.750%, 12/15/06                                      210      220
 International Business Machines
   5.875%, 11/29/32                                      200      197
                                                              -------
                                                                  674
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.4%
 Cox Communications#
   6.750%, 03/15/11                                      190      195
 SBC Communications
   5.875%, 02/01/12                                       95       99
   5.875%, 08/15/12                                      145      152
 Sprint Capital
   8.375%, 03/15/12                                       25       23
 Verizon New Jersey
   5.875%, 01/17/12                                      145      149
                                                              -------
                                                                  618
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.6%
 CSX
   6.300%, 03/15/12                                      100      107
 Norfolk Southern
   6.200%, 04/15/09                                      240      254
 Union Pacific
   6.125%, 01/15/12                                      180      192
 US Airways, Series 2000-3G
   7.890%, 03/01/19                                      370      379
                                                              -------
                                                                  932
--------------------------------------------------------------------------------
 58  November 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                          ASSET ALLOCATION FUNDS
                                                                     (UNAUDITED)
ARMADA BALANCED ALLOCATION FUND
-------------------------------------------------------------------------------
                                                        PAR     VALUE
                                                       (000)    (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
UTILITIES -- 0.4%
  Emerson Electric
   5.850%, 03/15/09                                  $   300  $   317
  Wisconsin Energy
   5.500%, 12/01/08                                      240      252
                                                              -------
                                                                  569
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $12,353)                           13,020
--------------------------------------------------------------------------------
Commercial Paper ++ -- 4.9%
  Ford Motor Credit
   1.301%, 12/12/02                                    4,000    3,998
  GE Capital International Funding
   1.760%, 12/12/02                                    3,100    3,099
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $7,097)                            7,097
--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities -- 2.7%
  DLJ Commercial Mortgage,
  Series 2000-CKP1, Cl A1A
   6.930%, 08/10/09                                      129      141
  First Union-Lehman Brothers-Bank of America,
   Series 1998-C2, Cl A2
   6.560%, 11/18/35                                      220      243
  GMAC Commercial Mortgage Securities,
   Series 2001-C1, Cl A2
   6.465%, 04/15/34                                    1,000    1,101

  Prudential Securities Secured Financing,
   Series 1999-NRF1, Cl A2

   6.480%, 01/15/09                                    1,280    1,408
   6.350%, 09/15/07                                      980    1,058
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Securities (Cost $3,636)       3,951
--------------------------------------------------------------------------------
Asset-Backed Securities -- 2.5%
Automotive -- 0.6%
 AESOP Funding II LLC,
   Series 2002-1A, Cl A1
   3.850%, 10/20/06                                      400      406

Americredit Automobile Receivables Trust,
   Series 2002-A, Cl A4
   4.610%, 01/12/09                                      400      414
                                                              -------
                                                                  820
--------------------------------------------------------------------------------
Mortgage Related -- 0.7%
 General Motors Acceptance,
   Series 2001-HE-2, Cl IIA4
   6.370%, 09/25/31                                      500      522

Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   7.525%, 06/25/14                                      478      521
                                                              -------
                                                                1,043
--------------------------------------------------------------------------------
Other -- 1.2%
  Detroit Edison, Securitization Funding LLC,
   Series 2001-1, Cl A6
   6.620%, 03/01/16                                      580      639

PECO Energy Transition Trust,
   Series 2001-A, Cl A1
   6.520%, 12/31/10                                      485      538

PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                      565      638
                                                              -------
                                                                1,815
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $3,409)                     3,678
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                             NUMBER OF SHARES/  VALUE
                                                 PAR (000)      (000)
--------------------------------------------------------------------------------
Collateralized Mortgage Obligation -- 1.0%
 Vendee Mortgage Trust,
   Series 1999-3, Cl D
   6.500%, 06/15/25                                  $ 1,445  $ 1,521
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligation (Cost $1,344)          1,521
--------------------------------------------------------------------------------
Related Party Money Market Fund -- 5.1%
 Armada Money Market Fund, Class I +               7,428,023    7,428
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $7,428)             7,428
--------------------------------------------------------------------------------

Total Investments -- 104.5% (Cost $146,089)                   151,887
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (4.5)%
 Investment Advisory Fees Payable                                 (88)
 12b-1 Fees Payable
  Class I                                                         (37)
  Class A                                                          (4)
 Administrative Fees Payable                                       (8)
 Custody Fees Receivable                                           11
 Payable for Investment Securities Purchased                   (8,101)
 Other Assets & Liabilities                                     1,676
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                         (6,551)
--------------------------------------------------------------------------------
Net Assets:
 Shares of beneficial interest
  (unlimited authorization -- no par value)                   170,565
Undistributed net investment income                               384
Accumulated net realized loss on investment                   (31,742)
Net unrealized appreciation on investments and
 futures                                                        6,129
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                   $145,336
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
 Price Per Share -- Class I (based on 15,283,233
 outstanding shares of beneficial interest)                     $8.07
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
 (based on 1,889,253 outstanding shares of beneficial interest) $8.09
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($8.09 / 95.25%)    $8.49
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
 (based on 647,215 outstanding shares of beneficial interest)   $8.09
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
 (based on 75,965 outstanding shares of  beneficial interest)   $8.06
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H (based on 99,275
 outstanding shares of beneficial interest)                     $8.05
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
 ($8.05 / 99.00%)                                               $8.13
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
++ EFFECTIVE YIELD.
(A) PRIVATE PLACEMENT SECURITY
(B) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE
    VALUATION COMMITTEE OF THE BOARD OF TRUSTEES
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITORY RECEIPT
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
REIT -- REAL ESTATE INVESTMENT TRUST
SEE NOTES TO FINANCIAL STATEMENTS.

                                                           NOVEMBER 30, 2002  59

STATEMENT OF NET ASSETS
ASSET ALLOCATION FUNDS
(UNAUDITED)


ARMADA CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------
                                                      NUMBER     VALUE
                                                     OF SHARES    (000)
--------------------------------------------------------------------------------
RELATED PARTY EQUITY FUNDS -- 39.3%
 Armada Large Cap Ultra Fund, Class I*                 99,887   $   801
 Armada Large Cap Value Fund, Class I                  61,716       853
 Armada Small Cap Growth Fund, Class I*                83,958       602
 Armada Small Cap Value Fund, Class I                  31,874       559
--------------------------------------------------------------------------------

Total Related Party Equity Fund (Cost $3,014)                     2,815
--------------------------------------------------------------------------------
RELATED PARTY FIXED INCOME FUND -- 59.1%
 Armada Intermediate Bond Fund, Class I               397,102     4,233
--------------------------------------------------------------------------------

Total Related Party Fixed Income Fund (Cost $4,111)               4,233
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 1.2%
 Armada Money Market Fund, Class I                     83,080        83
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $83)                     83
--------------------------------------------------------------------------------

Total Investments -- 99.6% (Cost $7,208)                          7,131
--------------------------------------------------------------------------------

Other Assets and Liabilities, Net -- 0.4%                            30
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
 (unlimited authorization -- no par value)                        7,668
Undistributed net investment income                                  12
Accumulated net realized loss on investments                       (442)
Net unrealized depreciation on investments                          (77)
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                       $7,161
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
 Price Per Share -- Class I (based on 288,382
 outstanding shares of beneficial interest)                       $9.19
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
 (based on 298,555 outstanding shares of beneficial interest)     $9.19
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.19 / 95.25%)      $9.65
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
 (based on 42,436 outstanding shares of beneficial interest)      $9.18
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
 (based on 69,341 outstanding shares of beneficial interest)      $9.18
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
 (based on 80,617 outstanding shares of beneficial interest)      $9.18
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
 ($9.18 / 99.00%)                                                 $9.27
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
SEE NOTES TO FINANCIAL STATEMENTS.

60  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS
                                                                     (UNAUDITED)
ARMADA BOND FUND
--------------------------------------------------------------------------------
                                                      PAR     VALUE
                                                     (000)    (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 27.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.4%
   9.500%, 10/01/20                                  $   636  $   710
   9.250%, 12/01/02                                        1        1
   9.000%, 05/01/20                                      246      263
   8.500%, 05/01/06 to 06/01/17                          118      128
   8.000%, 07/01/25                                      705      760
   7.500%, 07/01/10 to 05/01/17                          535      569
   7.000%, 11/01/10 to 11/01/28                        6,426    6,740
   6.500%, 10/01/07 to 11/01/10                          604      637
                                                              -------
                                                                9,808
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 20.8%
   9.500%, 05/01/18                                       69       77
   9.000%, 07/01/09 to 11/01/24                          648      718
   8.500%, 11/01/09                                       25       27
   6.500%, 12/01/08 to 06/01/32                      114,577  118,408
   6.280%, 02/01/12                                    3,000    3,269
   6.000%, 07/01/28 to 02/01/29                        8,972    9,203
   5.870%, 01/01/09                                    5,318    5,689
   5.735%, 01/01/09                                    4,760    5,061
                                                              -------
                                                              142,452
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-- 4.8%
   9.000%, 02/20/19                                       26       29
   8.500%, 05/15/21 to 08/15/22                          275      301
   8.250%, 04/20/17 to 07/20/17                           47       52
   8.000%, 03/15/08 to 01/15/30                        1,880    2,017
   7.500%, 12/15/29                                      798      850
   7.000%, 11/15/23 to 06/15/29                          720      759
   6.500%, 09/15/28 to 05/15/29                       27,265   28,403
                                                              -------
                                                               32,411
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed
Obligations
(Cost $180,931)                                               184,671
--------------------------------------------------------------------------------
CORPORATE BONDS -- 26.1%
BASIC MATERIALS -- 0.3%
 Weyerhaeuser
   6.750%, 03/15/12                                    1,710    1,825
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 2.5%
 Ford Motor
   7.450%, 07/16/31                                    6,930    5,865
 General Motors
   7.200%, 01/15/11                                    4,000    3,935
 Kohl's
   6.000%, 01/15/33                                    2,010    1,970
 Target
   6.350%, 11/01/32                                    2,070    2,125
   5.500%, 04/01/07                                    2,780    2,944
                                                              -------
                                                               16,839
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 2.8%
 Coca-Cola Enterprises
   6.125%, 08/15/11                                    2,050    2,212
 Kraft Foods
   5.250%, 06/01/07                                    2,545    2,701

--------------------------------------------------------------------------------
                                                      PAR      VALUE
                                                     (000)     (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
CONSUMER NON-CYCLICALS -- CONTINUED
 Kroger
   7.250%, 06/01/09                                  $ 2,500  $ 2,753
   6.800%, 04/01/11                                      640      684
   6.750%, 04/15/12                                    1,000    1,076
 Procter & Gamble, Cl A
   9.360%, 01/01/21                                    3,590    4,851
 Safeway
   5.800%, 08/15/12                                    2,895    2,949
 Unilever Capital
   5.900%, 11/15/32                                    1,730    1,726
                                                              -------
                                                               18,952
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.7%
 Comcast Cable Communications
   7.125%, 06/15/13                                      710      709
   6.750%, 01/30/11                                    2,600    2,574
 Walt Disney (MTN)
   6.200%, 06/20/14                                    1,780    1,840
                                                              -------
                                                                5,123
--------------------------------------------------------------------------------
ENERGY -- 1.9%
 Anadarko Petroleum
   5.375%, 03/01/07                                    2,000    2,095
   5.000%, 10/01/12                                    1,560    1,535
 Conoco
   6.950%, 04/15/29                                    7,100    7,837
 Seacor Smit
   5.875%, 10/01/12                                    1,250    1,227
                                                              -------
                                                               12,694
--------------------------------------------------------------------------------
FINANCIALS -- 12.8%
 Anthem Insurance (A)
   9.125%, 04/01/10                                    3,450    4,026
 Bank of America
   5.125%, 11/15/14                                    2,070    2,041
 Bank One
   6.500%, 02/01/06                                    1,725    1,878
   6.000%, 08/01/08                                    5,100    5,477
 BankBoston NA
   6.500%, 12/19/07                                    3,835    4,124
 BB&T
   6.500%, 08/01/11                                    2,350    2,582
 Bear Stearns
   6.500%, 05/01/06                                    2,935    3,162
 Boeing Capital
   6.100%, 03/01/11                                    5,000    5,131
 Citigroup
   6.500%, 01/18/11                                    4,040    4,415
 First Union National Bank/Charlotte
   7.800%, 08/18/10                                    2,335    2,754
 General Electric Capital
   8.125%, 05/15/12                                    4,900    5,868
 General Electric Capital, Cl A (MTN)
   6.000%, 06/15/12                                    1,045    1,095
 General Motors Acceptance
   6.750%, 01/15/06                                    3,600    3,659

                                                           NOVEMBER 30, 2002  61

STATEMENT OF NET ASSETS Fixed Income Funds
 (Unaudited)



ARMADA BOND FUND
--------------------------------------------------------------------------------
                                                      PAR      VALUE
                                                     (000)     (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
FINANCIALS -- CONTINUED
 Goldman Sachs Group
   6.600%, 01/15/12                                  $ 4,435  $ 4,810
 Household Finance
   6.500%, 01/24/06                                    3,200    3,280
   5.875%, 02/01/09                                    1,000      986
   5.750%, 01/30/07                                    1,810    1,797
 Inter-American Development Bank
   7.375%, 01/15/10                                    1,200    1,436
 JPMorgan Chase#
   6.625%, 03/15/12                                    1,700    1,791
 Lehman Brothers Holdings
   6.625%, 02/15/08                                    2,500    2,722
 Mellon Funding
   5.000%, 12/01/14                                    2,305    2,249
 Morgan Stanley
   8.000%, 06/15/10                                        5        6
   6.750%, 04/15/11                                    5,000    5,430
 Salomon Smith Barney Holdings
   6.250%, 01/15/05                                    2,775    2,948
 US Bank NA
   6.300%, 02/04/14                                    2,660    2,906
 Wachovia
   6.950%, 11/01/04                                    4,475    4,833
 Wells Fargo
   5.125%, 02/15/07                                    2,030    2,140
   5.000%, 11/15/14                                    4,350    4,253
                                                              -------
                                                               87,799
--------------------------------------------------------------------------------
INDUSTRIALS -- 1.4%
 Emerson Electric
   5.850%, 03/15/09                                    3,245    3,428
 Precision Castparts
   8.750%, 03/15/05                                    4,125    4,517
 Systems 2001 Asset Trust (A)
   6.664%, 09/15/13                                    1,847    1,939
                                                              -------
                                                                9,884
--------------------------------------------------------------------------------
TECHNOLOGY -- 0.4%
 International Business Machines
   5.875%, 11/29/32                                    2,710    2,667
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.3%
 Cox Communications#
   6.750%, 03/15/11                                    3,240    3,334
 SBC Communications
   5.875%, 02/01/12                                    1,400    1,466
   5.875%, 08/15/12                                    2,005    2,101
 Sprint Capital (A)
   8.375%, 03/15/12                                      325      298
 Verizon New Jersey
   5.875%, 01/17/12                                    1,640    1,685
                                                              -------
                                                                8,884
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.5%
 CSX
   6.300%, 03/15/12                                    1,155    1,235
Norfolk Southern
   6.200%, 04/15/09                                      645      685
--------------------------------------------------------------------------------
                                                      PAR      VALUE
                                                     (000)     (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
 Union Pacific
   6.125%, 01/15/12                                  $ 2,100  $ 2,248
 US Airways, Series 2000-3G
   7.890%, 03/01/19                                    6,254    6,391
                                                              -------
                                                               10,559
--------------------------------------------------------------------------------
UTILITIES -- 0.5%
 Wisconsin Energy
   5.500%, 12/01/08                                    3,155    3,319
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $171,309)                         178,545
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 12.5%
AUTOMOTIVE -- 4.1%
 AESOP Funding II LLC,
   Series 2002-1A, Cl A1
   3.850%, 10/20/06                                    7,960    8,083
 Americredit Automobile Receivables Trust,
   Series 2002-A, Cl A4
   4.610%, 01/12/09                                    8,770    9,076
 ANRC Auto Owner Trust,
   Series 2001-A, Cl A4
   4.320%, 06/16/08                                    9,810   10,143
 World Omni Auto Receivables Trust,
   Series 2001-B, Cl A4
   4.490%, 08/20/08                                      400      416
                                                              -------
                                                               27,718
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 4.4%
 Bear Stearns, Series 1999-2, Cl AF2
   7.910%, 10/25/29                                    1,781    1,924
 General Motors Acceptance,
   Series 2001-HE-2, Cl IIA4
   6.370%, 09/25/31                                    6,084    6,345
 Mellon Residential Funding,
   Series 2001-HEIL, Cl A4
   6.615%, 02/25/21                                   10,000   10,654
 Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   7.525%, 06/25/14                                   10,551   11,501
                                                              -------
                                                               30,424
--------------------------------------------------------------------------------
OTHER -- 4.0%
 Detroit Edison, Securitization Funding LLC,
   Series 2001-1, Cl A6
   6.620%, 03/01/16                                    5,055    5,568
 Export Funding Trust,
   Series 1995-A, Cl A
   8.210%, 12/29/06                                    1,502    1,641
 JCP&L Transition Funding LLC,
   Series 2002-A, Cl A4
   6.160%, 06/15/17                                    2,500    2,679
 PECO Energy Transition Trust,
   Series 2001-A, Cl A1
   6.520%, 12/31/10                                    5,290    5,875
 PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                   10,000   11,282
                                                              -------
                                                               27,045
--------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost $79,861)                   85,187
--------------------------------------------------------------------------------
62  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS
                                                                     (UNAUDITED)
ARMADA BOND FUND
--------------------------------------------------------------------------------
                                                      PAR      VALUE
                                                     (000)     (000)
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.6%
 GE Capital Mortgage Services,
   Series 1999-9, Cl 2A1
   6.750%, 04/25/29                                  $ 1,862  $ 1,878
 Merrill Lynch Mortgage Investors,
   Series 1999-2, Cl A5
   6.500%, 05/01/30                                    6,457    6,601
 Norwest Asset Securities,
   Series 1997-7, Cl A3
   6.000%, 03/25/29                                    7,696    7,849
 Prudential Home Mortgage Securities,
   Series 1993-44, Cl A11
   6.000%, 11/25/23                                      800      807
 Residential Accredit Loans,
   Series 1998-QS7, Cl NB4
   6.750%, 07/25/28                                   13,684   14,032
 Residential Accredit Loans,
   Series 1998-QS15, Cl MB
   6.500%, 11/25/28                                    3,533    3,604
 Residential Accredit Loans,
   Series 1999-QS3, Cl A8
   6.500%, 03/25/29                                       26       27
 Structured Asset Sales,
   Series 1994-5, Cl A
   7.000%, 07/25/24                                   12,680   12,966
 Vendee Mortgage Trust,
   Series 1999-3, Cl D
   6.500%, 06/15/25                                   17,100   18,000
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $60,764)       65,764
--------------------------------------------------------------------------------
COMMERCIAL PAPER ++ -- 8.3%
 American Express
   1.270%, 12/12/02                                    3,000    2,999
 Danske
   1.300%, 12/12/02                                   10,000    9,996
 Ford Motor Credit
   1.301%, 12/12/02                                   20,000   19,992
 GE Capital International Funding
   1.760%, 12/12/02                                   14,000   13,995
 Societe Generale
   1.290%, 12/12/02                                   10,000    9,996
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $56,977)                          56,978
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.6%
   5.750%, 01/15/12                                   10,495   11,309
   4.875%, 03/15/07#                                     305      323
   3.500%, 09/15/07#                                  12,850   12,834
                                                              -------
                                                               24,466
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.3%
   6.625%, 11/15/30#                                   8,815    9,994
   3.875%, 03/15/05#                                  19,080   19,724

                                                               29,718
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $53,720)        54,184
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                             NUMBER OF SHARES/  VALUE
                                                 PAR (000)      (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 7.9%
U.S. TREASURY BONDS -- 3.8%
   6.250%, 08/15/23#                                 $21,730  $24,553
   5.500%, 08/15/28#                                   1,395    1,449
                                                              -------
                                                               26,002
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 4.1%
   5.875%, 11/15/04#                                     360      386
   4.875%, 02/15/12#                                     350      369
   4.625%, 05/15/06                                    4,500    4,778
   4.375%, 05/15/07#                                   1,485    1,561
   3.375%, 04/30/04#                                  20,500   20,971
                                                              -------
                                                               28,065
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $52,472)                 54,067
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 7.0%
 Credit Suisse First Boston Mortgage Securities,
   Series 1997-C1, Cl A1C
   7.240%, 04/20/07                                   15,095   16,815
 First Union-Lehman Brothers-Bank of America,
   Series 1998-C2, Cl A2
   6.560%, 11/18/35                                    4,485    4,945
 Lehman Brothers-Union Bank of Switzerland
 Commercial Mortgage Trust,
   Series 2001-C2, Cl A2
   6.653%, 11/15/27                                    5,550    6,165
 Prudential Securities Secured Financing,
   Series 1999-NRF1, Cl A2
   6.350%, 09/15/07                                   18,065   19,506
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Securities (Cost $43,426)     47,431
--------------------------------------------------------------------------------
ASSET-BACKED COMMERCIAL PAPER ++ -- 2.9%
 Three Rivers Funding
   1.301%, 12/12/02                                   20,000   19,992
--------------------------------------------------------------------------------

Total Asset-Backed Commercial Paper (Cost $19,992)             19,992
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 3.2%
 Armada Government Money
  Market Fund, Class I +                          21,883,519   21,884
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $21,884)           21,884
--------------------------------------------------------------------------------

Total Investments -- 112.4% (Cost $741,336)                   768,703
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (12.4)%
 Investment Advisory Fees Payable                                (307)
 12b-1 Fees Payable
   Class I                                                       (178)
   Class A                                                         (2)
 Administrative Fees Payable                                      (39)
 Custody Fees Payable                                              (7)
 Payable for Investment Securities Purchased                  (94,982)
 Other Assets & Liabilities                                    10,515
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                        (85,000)
--------------------------------------------------------------------------------
                                                           NOVEMBER 30, 2002  63

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS
(UNAUDITED)



ARMADA BOND FUND
--------------------------------------------------------------------------------
                                                                   VALUE
                                                                    (000)
--------------------------------------------------------------------------------
Net Assets:
Shares of beneficial interest
 (unlimited authorization -- no par value)                      $711,286
Undistributed net investment income                                  616
Accumulated net realized loss on investments                     (55,566)
Net unrealized appreciation on investments                        27,367
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                      $683,703
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
 Price Per Share -- Class I (based on 66,463,685
 outstanding shares of beneficial interest)                       $10.07
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
 (based on 1,171,960 outstanding shares of beneficial interest)   $10.09
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.09 / 95.25%)     $10.59
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
 (based on 222,563 outstanding shares of beneficial interest)     $10.08
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
 (based on 16,810 outstanding shares of beneficial interest)      $10.07
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
 (based on 8,390 outstanding shares of beneficial interest)       $10.07
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
 ($10.07 / 99.00%)                                                $10.17
--------------------------------------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ EFFECTIVE YIELD
(A) PRIVATE PLACEMENT SECURITY
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
SEE NOTES TO FINANCIAL STATEMENTS.

64  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS
                                                                     (UNAUDITED)
ARMADA GNMA FUND
--------------------------------------------------------------------------------
                                                      PAR      VALUE
                                                     (000)     (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 93.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.3%
   6.500%, 12/01/12 to 02/01/28                      $   459  $   476
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 93.2%
   9.000%, 05/15/09 to 11/15/24                        1,236    1,368
   8.750%, 06/15/25                                       61       68
   8.500%, 01/15/17 to 02/15/23                        1,488    1,637
   8.000%, 03/15/17 to 05/20/30                        8,805    9,438
   7.500%, 09/20/15 to 09/20/30                       15,814   16,875
   7.250%, 11/15/04                                       18       19
   7.000%, 12/15/10 to 04/15/32                       36,054   37,921
   7.000%, 11/15/32 (TBA)                             10,000   10,498
   6.500%, 05/15/28 to 04/15/32                       51,978   54,131
   6.000%, 10/20/28 to 10/15/32                       18,803   19,378
   6.000%, 01/15/32 (TBA)                              8,000    8,182
                                                              -------
                                                              159,515
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed
Obligations (Cost $154,036)                                   159,991
--------------------------------------------------------------------------------
COMMERCIAL PAPER ++ -- 4.8%
 Cargill Global
   1.303%, 01/22/03                                    3,000    2,994
 Danske
   1.333%, 01/22/03                                    3,000    2,994
 Rio Tinto America
   1.333%, 01/22/03                                    2,168    2,164
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $8,152)                            8,152
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.9%
 Residential Funding Mortgage Securities I,
   Series 1992-S31, Cl A5
   7.500%, 09/25/07                                      590      588
 Vendee Mortgage Trust, Series 1999-3, Cl D
   6.500%, 06/15/25                                    1,000    1,053
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $1,515)         1,641
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITY -- 0.6%
 Credit Suisse First Boston Mortgage Securities,
   Series 1997-C1, Cl A1C
   7.240%, 04/20/07                                    1,000    1,114
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Security (Cost $1,024)         1,114
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                   NUMBER      VALUE
                                                  OF SHARES    (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 4.9%
 Armada Government Money
  Market Fund, Class I +                           8,361,007  $ 8,361
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $8,361)             8,361
--------------------------------------------------------------------------------

Total Investments -- 104.7% (Cost $173,088)                   179,259
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (4.7)%
 Investment Advisory Fees Payable                                 (77)
 12b-1 Fees Payable
  Class I                                                         (60)
  Class A                                                          (3)
 Administrative Fees Payable                                      (10)
 Custody Fees Payable                                              (4)
 Other Assets & Liabilities                                    (7,954)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                         (8,108)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
 (unlimited authorization -- no par value)                    166,441
Distributions in excess of net investment income                 (187)
Accumulated net realized loss on investments                   (1,274)
Net unrealized appreciation on investments                      6,171
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                   $171,151
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
 Price Per Share -- Class I (based on 15,318,098
 outstanding shares of beneficial interest)                    $10.43
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
 (based on 729,352 outstanding shares of beneficial interest)  $10.45
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.45 / 95.25%)  $10.97
--------------------------------------------------------------------------------
Net Asset Value and Offeri  ng Price Per Share -- Class B
 (based on 127,708 outstanding shares of beneficial interest)  $10.45
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
 (based on 196,952 outstanding shares of beneficial interest)  $10.46
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H (based on
 36,966 outstanding shares of beneficial interest)             $10.47
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
 ($10.47 / 99.00%)                                             $10.58
--------------------------------------------------------------------------------
 + SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
++ EFFECTIVE YIELD
CL -- CLASS
TBA -- TO BE ANNOUNCED
SEE NOTES TO FINANCIAL STATEMENTS.

                                                           NOVEMBER 30, 2002  65

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS
(UNAUDITED)



ARMADA INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
                                                      PAR      VALUE
                                                     (000)     (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 32.4%
BASIC MATERIALS -- 0.3%
  Alcoa
   7.375%, 08/01/10                                  $   195  $   225
  Weyerhaeuser
   6.125%, 03/15/07                                    1,000    1,047
                                                              -------
                                                                1,272
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 1.5%
  Cintas No. 2
   5.125%, 06/01/07                                      630      657
  General Motors
   7.200%, 01/15/11                                    3,415    3,359
  Target
   5.500%, 04/01/07                                    1,825    1,933
                                                              -------
                                                                5,949
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 2.9%
  Bottling Group (A)
   4.625%, 11/15/12                                    1,970    1,919
  Coca-Cola Enterprises
   6.125%, 08/15/11                                      820      885
  Congara Foods
   6.000%, 09/15/06                                    1,220    1,311
  Diageo Capital
   3.500%, 11/19/07                                      670      657
  Kraft Foods
   6.250%, 06/01/12                                    1,845    2,027
  Kroger
   7.250%, 06/01/09                                    1,070    1,178
   6.375%, 03/01/08                                    1,100    1,159
  Safeway
   5.800%, 08/15/12                                    1,995    2,033
  Tyson Foods
   8.250%, 10/01/11                                      350      405
                                                              -------
                                                               11,574
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.9%
  Comcast Cable Communications
   8.125%, 05/01/04                                      165      171
   7.125%, 06/15/13                                      575      574
   6.750%, 01/30/11                                    1,070    1,059
  Cox Communications
   7.125%, 10/01/12                                    2,495    2,626
  Walt Disney
   6.375%, 03/01/12                                    2,870    3,071
  Westview School (B)
   6.400%, 09/01/05                                      140      145
                                                              -------
                                                                7,646
--------------------------------------------------------------------------------
ENERGY -- 2.7%
  Amerada Hess
   6.650%, 08/15/11                                    1,890    2,026
  Anadarko Petroleum
   5.375%, 03/01/07                                      880      922
   5.000%, 10/01/12                                    1,000      984
--------------------------------------------------------------------------------
                                                      PAR      VALUE
                                                     (000)     (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
ENERGY -- CONTINUED
  Conoco Phillips (A)
   4.750%, 10/15/12                                  $ 1,700  $ 1,659
  Honeywell International
   6.875%, 10/03/05                                    1,300    1,414
  Sunoco
   7.125%, 03/15/04                                    3,490    3,621
                                                              -------
                                                               10,626
--------------------------------------------------------------------------------
FINANCIALS -- 15.2%
  AIG Sunamerica Global Financing (A)
   5.200%, 05/10/04                                    2,780    2,889
  American Express
   3.750%, 11/20/07                                      815      805
  American General Finance, Cl H (MTN)
   5.375%, 10/01/12                                      855      835
  Anthem Insurance (A)
   9.125%, 04/01/10                                    3,550    4,143
  Bank of America
   7.400%, 01/15/11                                    1,015    1,165
  Bank One
   6.500%, 02/01/06                                    1,795    1,954
  BankBoston
   6.375%, 03/25/08                                    1,025    1,084
  BB&T
   6.500%, 08/01/11                                      950    1,044
  Bear Stearns
   6.500%, 05/01/06                                    3,500    3,771
  Boeing Capital
   5.750%, 02/15/07                                    1,990    2,080
  Citigroup
   6.500%, 01/18/11                                      245      268
  Credit Suisse First Boston
   6.500%, 01/15/12                                    2,220    2,306
  First Union National Bank/Charlotte
   7.800%, 08/18/10                                      740      873
  Ford Motor Credit
   6.500%, 01/25/07                                    1,800    1,755
  General Electric Capital, Cl A (MTN)
   6.000%, 06/15/12                                    4,880    5,112
  General Motors Acceptance
   6.875%, 09/15/11                                    1,305    1,266
  Goldman Sachs Group
   6.600%, 01/15/12                                    1,030    1,117
   5.700%, 09/01/12                                    2,925    2,984
  Household Finance
   6.500%, 01/24/06                                    2,510    2,573
   5.750%, 01/30/07                                    1,375    1,365
  JPMorgan Chase
   6.625%, 03/15/12#                                   1,000    1,053
   5.750%, 01/02/13                                    1,470    1,456
  Lehman Brothers Holdings
   7.000%, 02/01/08                                    1,425    1,577
   6.625%, 02/15/08                                      775      844
  MBNA (MTN)
   5.625%, 11/30/07                                    1,915    1,962

66  NOVEMBER 30, 2002

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS
(UNAUDITED)

ARMADA INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
                                                      PAR      VALUE
                                                     (000)     (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
FINANCIALS -- CONTINUED
 Merrill Lynch
   6.000%, 02/17/09                                  $ 1,000  $ 1,057
 Morgan Stanley
   8.000%, 06/15/10                                    3,900    4,519
 Salomon Smith Barney Holdings
   6.250%, 01/15/05                                    4,415    4,691
 US Leasing Capital
   6.625%, 05/15/03                                      300      300
 Verizon Global Funding (A)
   7.250%, 12/01/10                                    1,000    1,099
 Wachovia
   6.950%, 11/01/04                                    1,685    1,820
 Wells Fargo
   5.125%, 02/15/07                                      420      443
                                                              -------
                                                               60,210
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.6%
 Emerson Electric
   5.850%, 03/15/09                                    1,430    1,510
 International Paper (A)
   5.850%, 10/30/12                                      995    1,012
 Precision Castparts
   8.750%, 03/15/05                                    1,775    1,944
 Raytheon
   5.500%, 11/15/12                                    1,330    1,307
 Scholastic
   7.000%, 12/15/03                                    3,600    3,744
 Systems 2001 Asset Trust (A)
   6.664%, 09/15/13                                      791      831
                                                              -------
                                                               10,348
--------------------------------------------------------------------------------
REAL ESTATE -- 0.3%
 EOP Operating
   6.750%, 02/15/12                                      955    1,004
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-- 1.0%
 Federal Realty Investors Trust (MTN)
   6.990%, 03/10/06                                    2,550    2,643
 Vornado Realty
   5.625%, 06/15/07                                    1,150    1,157
                                                              -------
                                                                3,800
--------------------------------------------------------------------------------
TECHNOLOGY -- 1.0%
 Hewlett-Packard
   7.150%, 06/15/05                                    1,350    1,444
   5.750%, 12/15/06                                    1,085    1,139
 International Business Machines
   4.750%, 11/29/12                                    1,590    1,548
                                                              -------
                                                                4,131
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                       PAR     VALUE
                                                      (000)    (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
TELECOMMUNICATIONS -- 1.0%
 BellSouth#
   5.000%, 10/15/06                                  $   725  $   759
 SBC Communications
   5.875%, 02/01/12                                      675      707
   5.875%, 08/15/12                                    1,055    1,106
 Sprint Capital
   8.375%, 03/15/12                                      140      128
   5.700%, 11/15/03                                      250      248
 Verizon of New England
   6.500%, 09/15/11                                    1,000    1,070
                                                              -------
                                                                4,018
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.6%
 CSX
   6.300%, 03/15/12                                      505      540
 Norfolk Southern
   6.200%, 04/15/09                                    1,995    2,117
 Union Pacific
   6.125%, 01/15/12                                      860      921
 US Airways, Series 2000-3G
   7.890%, 03/01/19                                    2,735    2,795
                                                              -------
                                                                6,373
--------------------------------------------------------------------------------
UTILITIES -- 0.4%
 Wisconsin Energy
   5.500%, 12/01/08                                    1,310    1,378
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $123,806)                         128,329
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 21.8%
U.S. TREASURY NOTES -- 21.8%
   5.875%, 11/15/04#                                     520      558
   4.875%, 02/15/12#                                     140      147
   4.750%, 11/15/08#                                  12,000   12,751
   4.625%, 05/15/06                                   40,000   42,473
   4.375%, 05/15/07#                                   8,695    9,141
   3.375%, 04/30/04#                                  20,780   21,257
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $84,098)                 86,327
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.4%
   5.750%, 01/15/12                                    1,780    1,918
   4.875%, 03/15/07                                   18,395   19,499
   3.500%, 09/15/07#                                   8,015    8,005
                                                              -------
                                                               29,422
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.5%
   3.875%, 03/15/05#                                  43,785   45,280
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $73,366)        74,702
--------------------------------------------------------------------------------


                                                           NOVEMBER 30, 2002  67

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS
(UNAUDITED)



ARMADA INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
                                                       PAR     VALUE
                                                      (000)    (000)
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 8.7%
 Chase Commercial Mortgage Securities,
   Series 1999-2, Cl A2
   7.198%, 11/15/09                                  $ 1,450  $ 1,658
 DLJ Commercial Mortgage,
   Series 1999-CG1, Cl A1B
   6.460%, 03/10/32                                      680      749
 DLJ Commercial Mortgage,
   Series 2000-CKP1, Cl A1A
   6.930%, 08/10/09                                    2,822    3,083
 First Union-Lehman Brothers-Bank of America,
   Series 1998-C2, Cl A2
   6.560%, 11/18/35                                    2,500    2,757
 GMAC Commercial Mortgage Securities,
   Series 2001-C1, Cl A2
   6.465%, 04/15/34                                    7,000    7,709
 JPMorgan Chase Commercial Mortgage,
   Series 2001-CIBC, Cl A3
   6.260%, 03/15/33                                    2,315    2,508
 Lehman Brothers-Union Bank of Switzerland
  Commercial Mortgage Trust,
   Series 2001-C2, Cl A2
   6.653%, 11/15/27                                    2,360    2,621
 Midland Realty Acceptance,
   Series 1996-C2, Cl A2
   7.233%, 01/25/29                                    6,585    7,256
 Prudential Securities Secured Financing,
   Series 1999-NRF1, Cl A2
   6.350%, 09/15/07                                      700      756
 Wachovia Bank Commercial Mortgage Trust,
   Series 2002-C1, Cl A3
   6.164%, 04/15/34                                    5,000    5,400

--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Securities (Cost $32,102)     34,497
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 8.1%
AUTOMOTIVE -- 2.5%
   AESOP Funding II LLC, Series
   2002-1A, Cl A1
   3.850%, 10/20/06                                    3,000    3,046
   Ford Credit Automotive Owner Trust,
   Series 2002-A, Cl A3A
   3.620%, 01/15/06                                    3,445    3,510
   World Omni Auto Receivables Trust,
   Series 2001-B, Cl A4
   4.490%, 08/20/08                                    3,070    3,192
                                                              -------
                                                                9,748
--------------------------------------------------------------------------------
CREDIT CARDS -- 1.3%
 Providian Master Trust, Series 2000-1, Cl A
   7.490%, 08/17/09                                    4,805    5,111
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                       PAR     VALUE
                                                      (000)    (000)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- CONTINUED
MORTGAGE RELATED -- 3.4%
 Contimortgage Home Equity Loan Trust,
   Series 1999-3, Cl A5
   7.360%, 10/25/26                                  $ 4,630  $ 4,805
 GMAC Mortgage Loan Trust,
   Series 2002-HE2, Cl A3
   5.290%, 06/25/27                                    3,000    3,107
 Mellon Residential Funding,
   Series 2001-HEIL, Cl A4
   6.615%, 02/25/21                                    5,000    5,327
 Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   7.525%, 06/25/14                                       97      105
                                                              -------
                                                               13,344
--------------------------------------------------------------------------------
OTHER -- 0.9%
 PECO Energy Transition Trust,
   Series 2001-A, Cl A1
   6.520%, 12/31/10                                      150      167
 Pennsylvania Power & Light, Transition
   Bond, Series 1999-1, Cl A6
   6.960%, 12/26/07                                    3,310    3,632
                                                              -------
                                                                3,799
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $30,682)                   32,002
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.6%
   8.250%, 06/01/06                                        5        5
   5.500%, 01/01/07                                    3,160    3,267
   0.000%, 05/15/10 (C)                                3,018    2,920
                                                              -------
                                                                6,192
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.4%
   6.500%, 12/13/31                                    5,000    5,166
   6.280%, 02/01/12                                    2,550    2,778
   6.000%, 02/01/29                                      926      950
   5.735%, 01/01/09                                    3,584    3,811
   5.500%, 11/01/09                                      574      592
                                                              -------
                                                               13,297
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.7%
   9.000%, 09/15/04 to 05/15/16                          634      692
   7.000%, 08/15/28                                      698      735
   6.500%, 03/15/29                                    1,402    1,461
                                                              -------
                                                                2,888
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed
Obligations (Cost $21,500)                                     22,377
--------------------------------------------------------------------------------
68  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS
                                                                     (UNAUDITED)
ARMADA INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
                                             NUMBER OF SHARES/  VALUE
                                                  PAR (000)     (000)
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.4%
 Bank of America Mortgage Securities,
   Series 2001-E, Cl A2
   5.624%, 09/25/31                                  $   834  $   838
 Bank of America Mortgage Securities,
   Series 2002-A, Cl A1
   5.242%, 02/25/32                                    2,914    2,969
 Freddie Mac, Series 2332, Cl JG
   6.250%, 12/15/28                                    1,581    1,606
 GE Capital Mortgage Services,
   Series 1999-9, Cl 2A1
   6.750%, 04/25/29                                      437      441
 Prudential Home Mortgage Securities,
   Series 1993-44, Cl A11
   6.000%, 11/25/23                                      582      587
 Vendee Mortgage Trust,
   Series 1999-2, Cl ID
   6.500%, 12/15/24                                       75       78
 Vendee Mortgage Trust,
   Series 1999-3, Cl D
   6.500%, 06/15/25                                    1,450    1,526
 Washington Mutual,
   Series 2001-S11, Cl 17
   5.500%, 12/25/31                                    1,475    1,496
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $9,278)         9,541
--------------------------------------------------------------------------------
COMMERCIAL PAPER ++ -- 1.3%
   Ford Motor Credit
   1.301%, 12/12/02                                    5,000    4,998
--------------------------------------------------------------------------------

   Total Commercial Paper (Cost $4,998)                         4,998
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 1.3%
   Armada Money Market Fund, Class I +             5,296,244    5,296
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $5,296)             5,296
--------------------------------------------------------------------------------

Total Investments -- 100.6% (Cost $385,126)                   398,069
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (0.6)%
 Investment Advisory Fees Payable                                (131)
 12b-1 Fees Payable
  Class I                                                        (102)
  Class A                                                          (2)
 Administrative Fees Payable                                      (23)
 Custody Fees Payable                                              (5)
 Other Assets & Liabilities                                    (2,074)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                         (2,337)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                               VALUE
                                                               (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
 (unlimited authorization -- no par value)                   $400,346
Distributions in excess of net investment income                   (1)
Accumulated net realized loss on investments                  (17,556)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                     12,943
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                   $395,732
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
 Price Per Share -- Class I (based on 35,939,819
 outstanding shares of beneficial interest)                    $10.66
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
 (based on 962,230 outstanding shares of beneficial interest)  $10.68
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.68 / 95.25%)  $11.21
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
 (based on 155,010 outstanding shares of beneficial interest)  $10.68
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
 (based on 47,680 outstanding shares of beneficial interest)   $10.70
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
 (based on 15,829 outstanding shares of beneficial interest)   $10.70
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
 ($10.70 / 99.00%)                                             $10.81
--------------------------------------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
++ EFFECTIVE YIELD
(A)PRIVATE PLACEMENT SECURITY
(B)CERTIFICATE OF PARTICIPATION
(C)PRINCIPAL ONLY
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
SEE NOTES TO FINANCIAL STATEMENTS.

                                                           NOVEMBER 30, 2002  69

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS
(UNAUDITED)



ARMADA LIMITED MATURITY BOND FUND
--------------------------------------------------------------------------------
                                                       PAR     VALUE
                                                      (000)    (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 34.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.1%
   7.570%, 05/25/28                                  $   445  $   480
   5.000%, 10/01/09 TO 08/15/21                        7,839    7,997
   4.875%, 03/15/07                                      465      492
   3.776%, 10/15/09                                    5,085    5,034
   2.875%, 09/15/05#                                   7,000    7,026
                                                              -------
                                                               21,029
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 22.6%
   7.500%, 07/01/08                                      499      528
   5.500%, 10/01/09                                    3,915    4,033
   4.750%, 11/14/03#                                  20,000   20,588
   3.875%, 03/15/05#                                  32,355   33,441
                                                              -------
                                                               58,590
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.7%
   6.000%, 12/20/25 to 02/16/29                        5,966    6,240
   4.500%, 03/20/32                                    3,383    3,453
                                                              -------
                                                                9,693
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $88,907)        89,312
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 22.1%
AUTOMOTIVE -- 11.3%
 AESOP Funding II LLC,
   Series 2002-1A, Cl A1
   3.850%, 10/20/06                                    1,450    1,473
 Americredit Automobile Receivables Trust,
   Series 2001-1, Cl A3
   5.130%, 11/06/05                                    1,750    1,785
 Americredit Automobile Receivables
  Trust,
   Series 2002-A, Cl A4
   4.610%, 01/12/09                                    2,350    2,432
 ANRC Auto Owner Trust,
   Series 2001-A, Cl A4
   4.320%, 06/16/08                                      100      103
 Capital Auto Receivables Asset Trust,
   Series 2002-1, Cl A4
   4.160%, 07/16/07                                    1,074    1,104
 Chase Manhattan Auto Owner Trust,
   Series 2001-B, Cl A4
   3.800%, 05/15/08                                    1,000    1,024
 Chase Manhattan Auto Owner Trust,
   Series 2002-A, Cl A4
   4.240%, 09/15/08                                    3,100    3,205
 DaimlerChrysler Auto Trust,
   Series 2001-A, Cl A4
   5.400%, 03/06/06                                    3,000    3,146
 DaimlerChrysler Auto Trust,
   Series 2001-C, Cl A4
   4.630%, 12/06/06                                    4,000    4,164
 DaimlerChrysler Auto Trust,
   Series 2001-D, Cl A4
   3.780%, 02/06/07                                    1,950    1,996
 Ford Credit Automotive Owner Trust,
   Series 2000-A, Cl A5
   7.190%, 03/15/04                                    2,175    2,224
--------------------------------------------------------------------------------
                                                       PAR     VALUE
                                                      (000)    (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- CONTINUED
AUTOMOTIVE -- CONTINUED
 Ford Credit Automotive Owner Trust,
   Series 2002-A, Cl A3A
   3.620%, 01/15/06                                  $ 2,000  $ 2,038
 Household Automotive Trust,
   Series 2001-2, Cl A4
   5.390%, 08/17/08                                    1,600    1,681
 Wells Fargo Auto Trust, Series
   2001-A, Cl A4
   5.070%, 03/15/08                                    2,800    2,909
                                                              -------
                                                               29,284
--------------------------------------------------------------------------------
CREDIT CARDS -- 3.2%
 Citibank Credit Card Trust,
   Series 1999-1, Cl A
   5.500%, 02/15/06                                    2,300    2,399
 Discover Card Master Trust I,
   Series 2001-5, Cl A
   5.300%, 11/16/06                                    4,000    4,180
 Household Private Label Credit Card
   Trust,
   Series 2001-2, Cl A
   4.950%, 06/16/08                                    1,760    1,836
                                                              -------
                                                                8,415
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 5.7%
 Amresco Securitized Net Interest,
   Series 1997-1, Cl A (B) (C) (D)
   7.545%, 09/26/27                                    1,080      416
 Bear Stearns, Series 1999-2, Cl AF2
   7.910%, 10/25/29                                    1,082    1,169
 Chase Mortgage Finance,
   Series 2002-S3, Cl A13
   5.000%, 02/25/32                                    3,768    3,814
 GE Capital Mortgage Services,
   Series 1999-HE1, Cl A7
   6.265%, 04/25/29                                    2,596    2,729
 General Motors Acceptance,
   Series 2001-HE-2, Cl IIA4
   6.370%, 09/25/31                                      130      135
 GMAC Mortgage Loan Trust,
   Series 2002-HE2, Cl A3
   5.290%, 06/25/27                                    2,755    2,853
 Mellon Residential Funding,
   Series 2001-HEIL, Cl A2
   5.565%, 06/25/09                                    3,500    3,532
 Morgan Keegan & Associates (A)
   5.975%, 04/25/09                                      132      139
                                                              -------
                                                               14,787
--------------------------------------------------------------------------------
OTHER -- 1.9%
 Detroit Edison Securitization Funding,
   Series 2001-1, Cl A2
   5.510%, 03/01/07                                    2,000    2,094
 GE Capital Equipment Lease Trust,
   Series 1997-A, Cl A
   6.850%, 05/20/08                                      308      317
 Green Tree Recreational Equipment &
  Consumer Trust, Series 1997-B, Cl A1
   6.550%, 07/15/28                                      565      574

70  NOVEMBER 30, 2002

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS
(UNAUDITED)
ARMADA LIMITED MATURITY BOND FUND
--------------------------------------------------------------------------------
                                                       PAR     VALUE
                                                      (000)    (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- CONTINUED
OTHER -- CONTINUED
 PSE&G Transition Funding LLC,
   Series 2001-1, Cl A2
   5.740%, 03/15/07                                  $ 1,819  $ 1,894
                                                              -------
                                                                4,879
--------------------------------------------------------------------------------

   Total Asset-Backed Securities (Cost $56,429)                57,365
--------------------------------------------------------------------------------
CORPORATE BONDS -- 18.4%
BASIC MATERIALS -- 0.4%
 Alcoa
   7.250%, 08/01/05                                    1,000    1,109
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.4%
 Kroger
   7.375%, 03/01/05                                    1,000    1,078
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 1.1%
 Coca-Cola
   4.000%, 06/01/05                                    1,840    1,905
 Safeway
   7.250%, 09/15/04                                    1,000    1,068
                                                              -------
                                                                2,973
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.1%
 Comcast Cable Communications
   8.125%, 05/01/04                                    1,250    1,294
 Time Warner
   7.750%, 06/15/05                                      500      517
 Walt Disney (MTN)
   5.500%, 12/29/06                                      500      519
   4.875%, 07/02/04                                      500      513
                                                              -------
                                                                2,843
--------------------------------------------------------------------------------
ENERGY -- 0.9%
 Amerada Hess
   5.300%, 08/15/04                                      250      260
 Sunoco
   7.125%, 03/15/04                                    2,000    2,075
                                                              -------
                                                                2,335
--------------------------------------------------------------------------------
FINANCIALS -- 9.0%
 AIG Sunamerica Global Financing (B)
   5.200%, 05/10/04                                    1,000    1,039
 Associates NA
   5.500%, 02/15/04                                      500      521
 Bank of America
   6.875%, 02/15/05                                      900      976
   5.250%, 02/01/07                                      620      656
 Bear Stearns
   6.875%, 10/01/05                                      500      544
   6.250%, 07/15/05                                      500      536
 Citigroup
   6.750%, 12/01/05                                      500      547
 Ford Motor Credit Global
   7.600%, 08/01/05                                    1,000    1,013
 General Electric Capital
   7.875%, 11/22/04                                    2,000    2,208
--------------------------------------------------------------------------------
                                                       PAR     VALUE
                                                      (000)    (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
FINANCIALS -- CONTINUED
 General Motors Acceptance
   6.850%, 06/17/04                                  $ 1,000  $ 1,031
 Household Finance
   6.500%, 01/24/06                                    1,620    1,660
 Inter-American Development Bank#
   5.125%, 02/05/04                                    1,000    1,037
 Key Bank NA
   7.250%, 06/01/05                                    3,485    3,799
 Lehman Brothers
   7.625%, 06/01/06                                      468      521
   6.625%, 04/01/04                                      500      526
 Morgan Stanley
   7.750%, 06/15/05                                    2,000    2,211
 Salomon Smith Barney Holdings
   6.250%, 01/15/05                                    1,000    1,061
 Textron Financial
   7.125%, 12/09/04                                    1,000    1,064
 Wachovia
   7.050%, 08/01/05                                      500      548
   6.875%, 09/15/05                                      710      782
 Wells Fargo Financial
   5.450%, 05/03/04                                    1,000    1,044
                                                              -------
                                                               23,324
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.9%
 Duke Capital
   7.250%, 10/01/04                                    1,000    1,012
 Raytheon
   6.300%, 03/15/05                                    1,250    1,310
                                                              -------
                                                                2,322
--------------------------------------------------------------------------------
RAILROADS -- 0.9%
 Norfolk Southern
   8.375%, 05/15/05                                    1,000    1,120
 Union Pacific
   7.600%, 05/01/05                                      500      552
   5.840%, 05/25/04                                      500      523
                                                              -------
                                                                2,195
--------------------------------------------------------------------------------
REAL ESTATE -- 0.4%
 EOP Operating
   6.500%, 06/15/04                                    1,000    1,039
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.3%
 Colonial Realty (MTN)
   6.960%, 07/26/04                                    3,200    3,392
--------------------------------------------------------------------------------
SOVEREIGN AGENCY -- 1.2%
 Province of Ontario
   2.625%, 12/15/05                                    2,000    1,990
 Quebec Province
   8.625%, 01/19/05                                    1,000    1,120
                                                              -------
                                                                3,110
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.3%
 Bell Atlantic of New Jersey
   5.875%, 02/01/04                                      500      515

                                                           NOVEMBER 30, 2002  71

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS
(UNAUDITED)



ARMADA LIMITED MATURITY BOND FUND
--------------------------------------------------------------------------------
                                                       PAR     VALUE
                                                      (000)    (000)
--------------------------------------------------------------------------------
   CORPORATE BONDS -- CONTINUED
   TELECOMMUNICATIONS -- CONTINUED
   Cox Communications (A)
   6.150%, 08/01/03                                  $   250  $   248
                                                              -------
                                                                  763
--------------------------------------------------------------------------------
   TRANSPORTATION -- 0.5%
   ERAC USA Finance (B)
   6.950%, 03/01/04                                      250      260
   FedEx
   6.625%, 02/12/04                                    1,000    1,041
                                                              -------
                                                                1,301
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $46,863)                           47,784
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 8.9%
U.S. TREASURY NOTES -- 8.9%
   6.500%, 05/15/05#                                   7,500    8,253
   6.250%, 02/15/03#                                     270      273
   5.875%, 11/15/04#                                   7,780    8,348
   3.250%, 05/31/04                                    6,190    6,322
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $23,058)                 23,196
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.8%
 Bank of America Mortgage Securities,
   Series 2001-E, Cl A2
   5.624%, 09/25/31                                      556      559
 Bank of America Mortgage Securities,
   Series 2002-A, Cl A1
   5.242%, 02/25/32                                    2,688    2,738
 Freddie Mac, Series 2332, Cl JG
   6.250%, 12/15/28                                    1,604    1,629
 Golden National Mortgage Asset Backed
  Certificate, Series 1998-GN1, Cl A
   7.110%, 08/25/27                                        6        6
 Prudential Home Mortgage Securities,
   Series 1993-44, Cl A11
   6.000%, 11/25/23                                    1,207    1,218
 Residential Accredit Loans,
   Series 2002-QS4, Cl A2
   6.250%, 03/25/17                                    2,936    3,009
 Vendee Mortgage Trust,
   Series 1999-2, Cl 1J
   6.500%, 01/15/06                                    4,600    4,826
 Washington Mutual,
   Series 2001-S11, Cl 17
   5.500%, 12/25/31                                    3,573    3,625
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $17,324)       17,610
--------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Obligations -- 2.7%
Federal Home Loan Mortgage Corporation -- 2.7%
   5.500%, 01/01/07                                    3,511    3,630
   0.000%, 05/15/10 (E)                                3,647    3,528
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $6,906)                                                   7,158
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                             NUMBER OF SHARES/   VALUE
                                                 PAR (000)       (000)
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITY -- 1.4%
First Union-Lehman Brothers-Bank of
   America, Series 1998-C2, Cl A1
   6.280%, 11/18/35                                  $ 3,432  $  3,637
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Security (Cost $3,673)          3,637
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 1.8%
Armada Money Market Fund, Class I +                4,652,329     4,652
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $4,652)              4,652
--------------------------------------------------------------------------------

Total Investments -- 96.5% (Cost $247,812)                     250,714
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 3.5%
 Investment Advisory Fees Payable                                  (74)
 12b-1 Fees Payable
  Class I                                                          (26)
  Class A                                                           (1)
 Administrative Fees Payable                                       (15)
 Custody Fees Payable                                               (4)
 Other Assets & Liabilities                                      9,086
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                           8,966
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
(unlimited authorization -- no par value)                      264,915
Distributions in excess of net investment income                   (97)
Accumulated net realized loss on investments                    (8,040)
Net unrealized appreciation on investments                       2,902
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                    $259,680
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
 Price Per Share -- Class I (based on 24,624,935
 outstanding shares of beneficial interest)                     $10.05
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
 (based on 834,494 outstanding shares of beneficial interest)   $10.07
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.35 / 97.25%)   $10.35
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
 (based on 156,538 outstanding shares of beneficial interest)   $10.08
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
 (based on 140,547 outstanding shares of beneficial interest)   $10.08
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
 (based on 77,355 outstanding shares of beneficial interest)    $10.07
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
 ($10.07 / 99.00%)                                             $10.17
--------------------------------------------------------------------------------
# Security fully or partially on loan
+ See Note 3 in Notes to Financial Statements.

(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2002, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) PRIVATE PLACEMENT SECURITY
(C) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(D) ILLIQUID SECURITY. TOTAL MARKET VALUE OF ILLIQUID SECURITIES IS $415,910 AND REPRESENTS 0.2% OF NET ASSETS AS OF NOVEMBER 30, 2002.
(E) PRINCIPAL ONLY
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
SEE NOTES TO FINANCIAL STATEMENTS.

72  NOVEMBER 30, 2002

STATEMENT OF NET ASSETS
EQUITY FUNDS
(UNAUDITED)


ARMADA TOTAL RETURN ADVANTAGE FUND
-------------------------------------------------------------------------------
                                                      PAR      VALUE
                                                     (000)     (000)
-------------------------------------------------------------------------------
CORPORATE BONDS -- 38.0%
BASIC MATERIALS -- 1.3%
  Abitibi-Consolidated
   8.550%, 08/01/10                                $   300    $   317
  Alcoa
   7.375%, 08/01/10                                  2,310      2,659
  Teck Cominco
   3.750%, 07/15/06                                    300        267
                                                                -----
                                                                3,243
-------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.4%
  Harrahs
   7.875%, 12/15/05                                    225        240
  Iron Mountain
   8.625%, 04/01/13                                    170        180
  Mail-Well (A)
   9.625%, 03/15/12                                    150        131
  Park Place Entertainment
   8.500%, 11/15/06                                    300        319
  Station Casinos
   8.375%, 02/15/08                                    100        106
                                                                -----
                                                                  976
-------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 2.6%
  Cole National Group
   8.875%, 05/15/12                                    350        317
  Ford Motor
   6.375%, 02/01/29                                  1,675      1,248
  Kohl's
   6.000%, 01/15/33                                    475        466
  Navistar International, Series B
   8.000%, 02/01/08                                    300        255
  PEP Boys-Manny Moe & Jack
   7.000%, 06/01/05                                    150        144
  PEP Boys-Manny Moe & Jack, Cl B (MTN)
   6.920%, 07/07/06                                    150        141
  Remington Arms, Cl B
   9.500%, 12/01/03                                    135        134
  Target
   5.950%, 05/15/06                                    900        956
   5.500%, 04/01/07                                    810        858
  Wal-Mart Stores
   7.550%, 02/15/30                                  1,330      1,641
  Yum! Brands
   7.450%, 05/15/05                                    150        158
                                                                -----
                                                                6,318
-------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 3.4%
  Coca-Cola Enterprises
   6.125%, 08/15/11                                    715        771
  Congara Foods
   6.000%, 09/15/06                                  1,000      1,075
  Constellation Brands
   8.125%, 01/15/12                                    200        212
  Del Monte
   9.250%, 05/15/11                                    150        154

-------------------------------------------------------------------------------
                                                      PAR      VALUE
                                                     (000)     (000)
-------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
CONSUMER NON-CYCLICALS -- CONTINUED
  Hasbro
   6.150%, 07/15/08                               $    225   $    222
  Kroger
   6.375%, 03/01/08                                  1,625      1,712
  Pepsi Bottling Holdings (A)
   5.375%, 02/17/04                                  1,855      1,928
  Safeway
   7.250%, 09/15/04                                  1,425      1,523
  Unilever Capital
   5.900%, 11/15/32                                    700        699
                                                                -----
                                                                8,296
-------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.4%
  Charter Communications
   8.250%, 04/01/07                                    280        139
  Comcast Cable Communications
   6.200%, 11/15/08                                  1,590      1,566
  Entravision Communications (A)
   8.125%, 03/15/09                                    150        159
  MGM Mirage
   8.375%, 02/01/11                                    300        320
  Time Warner
   6.625%, 05/15/29                                  1,300      1,133
                                                                -----
                                                                3,317
-------------------------------------------------------------------------------
ENERGY -- 2.8%
  Anadarko Petroleum
   5.375%, 03/01/07                                    685        718
  Conoco
   6.950%, 04/15/29                                  2,550      2,815
  Newfield Exploration
   7.450%, 10/15/07                                    450        460
  PSE&G Power (A)
   8.625%, 04/15/31                                    500        515
  Seacor Smit
   5.875%, 10/01/12                                    750        736
  Sunoco Logistics Partner (A)
   7.250%, 02/15/12                                    300        318
  Wisconsin Energy
   5.875%, 04/01/06                                  1,150      1,232
  XTO Energy
   8.750%, 11/01/09                                    130        136
                                                                -----
                                                                6,930
-------------------------------------------------------------------------------
FINANCIALS -- 16.0%
  ABN Amro Bank of Chicago
   7.250%, 05/31/05                                  1,300      1,417
  Anthem Insurance (A)
   9.125%, 04/01/10                                  1,000      1,167
  Associates of North America
   7.750%, 02/15/05                                  2,225      2,431
  Bank of America
   5.125%, 11/15/14                                    735        725
  Bear Stearns
   6.500%, 05/01/06                                  2,100      2,263


                                                           NOVEMBER 30, 2002  73

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS
(UNAUDITED)


ARMADA TOTAL RETURN ADVANTAGE FUND
--------------------------------------------------------------------------------
                                                             PAR         VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------
CORPORATE BONDS  -- CONTINUED
FINANCIALS  -- CONTINUED
  Boeing Capital
   6.500%, 02/15/12                                       $  1,225    $    1,295
  Citicorp
   7.125%, 09/01/05                                          1,000         1,109
  Citigroup
   7.250%, 10/01/10                                          3,000         3,371
  First Union
   7.125%, 10/15/06                                          2,400         2,661
  Fleet Boston Financial
   6.500%, 03/15/08                                          2,775         2,950
  Ford Motor Credit
   7.375%, 10/28/09                                          1,000           955
  General Motors Acceptance
   8.000%, 11/01/31                                            875           856
  Goldman Sachs Group
   6.600%, 01/15/12                                            825           895
  Household Finance
   6.750%, 05/15/11                                          3,000         3,045
  IBP Finance (A)
   7.450%, 06/01/07                                            300           326
  JPMorgan Chase#
   6.625%, 03/15/12                                            600           632
  Lehman Brothers Holdings
   7.000%, 02/01/08                                          3,000         3,319
  Mellon Funding
   5.000%, 12/01/14                                            835           815
  Merrill Lynch
   6.000%, 02/17/09                                          1,725         1,824
  Morgan Stanley
   6.750%, 04/15/11                                          3,000         3,258
  Verizon Global Funding
   7.750%, 12/01/30                                          1,050         1,179
  Wells Fargo Bank
   7.550%, 06/21/10                                          2,250         2,610
                                                                         -------
                                                                          39,103
--------------------------------------------------------------------------------
INDUSTRIALS -- 1.4%
  American Standard
   7.375%, 04/15/05                                            176           185
  Beazer Homes USA
   8.875%, 04/01/08                                            180           190
  D.R. Horton
   9.375%, 03/15/11                                            300           307
  Emerson Electric
   5.850%, 03/15/09                                          1,125         1,188
  Lear
   8.110%, 05/15/09                                            300           320
  Nortek
   9.125%, 09/01/07                                             70            71
  Stone Container
   9.250%, 02/01/08                                            100           109
  Systems 2001 Asset Trust (A)
   6.664%, 09/15/13                                            651           683
  Toll
   8.250%, 12/01/11                                            450           462
                                                                         -------
                                                                           3,515
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               PAR        VALUE
                                                              (000)       (000)
--------------------------------------------------------------------------------
CORPORATE BONDS  -- CONTINUED
RAILROADS -- 0.4%
  Union Pacific
   7.600%, 05/01/05                                       $    790       $   873
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
  Mack-Cali Realty
   7.000%, 03/15/04                                          1,650         1,728
--------------------------------------------------------------------------------
SOVEREIGN AGENCY -- 2.7%
  Quebec Province
   8.625%, 01/19/05                                          3,050         3,416
  Republic of Finland
   5.875%, 02/27/06                                          2,895         3,105
                                                                         -------
                                                                           6,521
--------------------------------------------------------------------------------
TECHNOLOGY -- 1.2%
  Fairchild Semiconductor
  10.500%, 02/01/09                                            100           111
  Flextronics International Limited
   9.875%, 07/01/10                                            100           110
  Hewlett-Packard
   7.150%, 06/15/05                                            750           802
  International Business Machines
   6.500%, 01/15/28                                          1,540         1,617
   5.875%, 11/29/32                                            415           408
                                                                         -------
                                                                           3,048
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.4%
  BellSouth
   6.875%, 10/15/31                                            700           759
  Cox Communications#
   6.750%, 03/15/11                                          1,500         1,543
  Crown Castle International
   9.375%, 08/01/11                                            200           169
  SBC Communications
   5.875%, 02/01/12                                            430           450
   5.875%, 08/15/12                                            425           445
  Sprint Capital (A)
   8.375%, 03/15/12                                            110           101
  Triton PCS
   8.750%, 11/15/11                                            100            85
                                                                         -------
                                                                           3,552
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.2%
  CSX
   6.300%, 03/15/12                                            395           422
  FedEx
   6.720%, 01/15/22                                          1,565         1,691
  Overseas Shipholding
   8.750%, 12/01/13                                            180           176
  Union Pacific
   6.625%, 02/01/29                                            980         1,044
  US Airways, Series 2000-3G
   7.890%, 03/01/19                                          1,873         1,914
                                                                         -------
                                                                           5,247
--------------------------------------------------------------------------------

  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS
                                                                     (UNAUDITED)


ARMADA TOTAL RETURN ADVANTAGE FUND
--------------------------------------------------------------------------------
                                                      PAR           VALUE
                                                     (000)          (000)
--------------------------------------------------------------------------------
CORPORATE BONDS  -- CONTINUED
UTILITIES -- 0.1%
  Calpine Canada Energy
   8.500%, 05/01/08                              $     300    $       139
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $88,437)                               92,806
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 18.3%
U.S. TREASURY BONDS -- 11.8%
   8.125%, 08/15/19#                                 1,000          1,344
   7.500%, 11/15/16#                                 7,250          9,165
   6.250%, 08/15/23#                                 9,100         10,282
   6.000%, 02/15/26#                                 4,820          5,319
   5.500%, 08/15/28#                                   190            197
   5.250%, 02/15/29                                  2,525          2,536
                                                              -----------
                                                                   28,843
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 6.5%
   6.500%, 05/15/05#                                 2,250          2,477
   6.000%, 08/15/04#                                 1,545          1,651
   4.875%, 02/15/12#                                 3,930          4,137
   4.375%, 05/15/07#                                 2,550          2,681
   3.375%, 04/30/04#                                 4,800          4,910
                                                              -----------
                                                                   15,856

--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $42,362)                     44,699
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.5%
   5.750%, 01/15/12                                    975          1,051
   4.875%, 03/15/07#                                 6,500          6,890
   4.250%, 06/15/05#                                10,000         10,400
   3.500%, 09/15/07#                                 2,400          2,397
                                                              -----------
                                                                   20,738
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.7%
   6.625%, 11/15/30                                    710            805
   5.500%, 02/15/06#                                 8,000          8,615
   3.875%, 03/15/05#                                 8,910          9,211
                                                              -----------
                                                                   18,631
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $38,812)            39,369
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 8.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.0%
   8.750%, 05/01/08                                      1              1
   7.500%, 12/01/10                                     20             21
                                                              -----------
                                                                       22
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.7%
   6.500%, 12/13/31                                  6,000          6,199
   6.280%, 02/01/12                                  6,000          6,538
   5.730%, 12/01/08                                  3,540          3,762
   5.500%, 12/01/06                                  4,485          4,613
                                                              -----------
                                                                   21,112
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed  Obligations
Cost $20,414)                                                      21,134
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PAR           VALUE
                                                   (000)          (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 8.2%
AUTOMOTIVE -- 3.5%
  AESOP Funding II LLC,
   Series 2002-1A, Cl A1
   3.850%, 10/20/06                                 $2,000         $2,031
  ANRC Auto Owner Trust,
   Series 2001-A, Cl A4
   4.320%, 06/16/08                                    400            413
  DaimlerChrysler Auto Trust,
   Series 2001-A, Cl A4
   5.400%, 03/06/06                                  5,785          6,066
                                                              -----------
                                                                    8,510
--------------------------------------------------------------------------------
CREDIT CARDS -- 1.2%
  Discover Card Master Trust,
   Series 1999-6, Cl A
   6.850%, 07/17/07                                  2,779          3,014
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 0.2%
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   7.525%, 06/25/14                                    386            421
--------------------------------------------------------------------------------
OTHER -- 3.3%
  JCP&L Transition Funding LLC,
   Series 2002-A, Cl A4
   6.160%, 06/15/17                                  2,500          2,679
  Railcar Leasing LLC, Series 1, Cl A1
   6.750%, 07/15/06                                  5,134          5,440
                                                              -----------
                                                                    8,119
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $18,974)                       20,064
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 7.9%
  Credit Suisse First Boston Mortgage Securities,
   Series 2002-CKP1, Cl A3
   6.439%, 12/15/35                                  4,000          4,380
  First Union-Lehman Brothers-Bank of
   America, Series 1998-C2, Cl A2
   6.560%, 11/18/35                                    750            827
  GMAC Commercial Mortgage Securities,
   Series 2001-C1, Cl A2
   6.465%, 04/15/34                                  5,000          5,507
  Morgan Stanley Capital,
   Series 2001-TOP1, Cl A1
   6.020%, 02/15/33                                  6,469          6,863
  Prudential Securities Secured Financing,
   Series 1999-NRF1, Cl A2
   6.480%, 01/15/09                                  1,550          1,706
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Securities (Cost $18,097)         19,283
--------------------------------------------------------------------------------
COMMERCIAL PAPER ++ -- 2.5%
  Ford Motor Credit
   1.301%, 12/12/02                                  6,000          5,997
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $5,997)                                5,997
--------------------------------------------------------------------------------



                                                   NOVEMBER 30, 2002   75

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS
(UNAUDITED)


ARMADA TOTAL RETURN ADVANTAGE FUND

--------------------------------------------------------------------------------
                                               NUMBER OF SHARES/         VALUE
                                                    PAR (000)             (000)
--------------------------------------------------------------------------------
MORTGAGE PASS THROUGH OBLIGATION -- 0.1%
  Thirty-Seventh FHA Insurance Project (B) (C)
   7.430%, 05/01/22                                      $276              $276
--------------------------------------------------------------------------------

Total Mortgage Pass Through Obligation (Cost $276)                          276
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 1.7%
  Armada Money Market Fund, Class I +               4,203,895             4,204
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $4,204)                       4,204
--------------------------------------------------------------------------------

Total Investments -- 101.6% (Cost $237,573)                             247,832
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (1.6)%
  Investment Advisory Fees Payable                                          (81)
  12b-1 Fees Payable
    Class I                                                                 (45)
    Class A                                                                  (1)
  Administrative Fees Payable                                               (14)
  Custody Fees Payable                                                       (4)
  Other Assets & Liabilities                                             (3,709)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                                   (3,854)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                             230,860
Undistributed net investment income                                         342
Accumulated net realized gain on investments                              2,517
Net unrealized appreciation on investments                               10,259
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                             $243,978
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on 22,817,289
  outstanding shares of beneficial interest)                             $10.53
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  (based on 302,894 outstanding shares of beneficial interest)           $10.53
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.53 / 95.25%)            $11.06
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  (based on 36,935 outstanding shares of beneficial interest)            $10.56
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  (based on 16,654 outstanding shares of beneficial interest)            $10.55
--------------------------------------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ EFFECTIVE YIELD
(A) PRIVATE PLACEMENT SECURITY
(B) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES
(C) ILLIQUID SECURITY. TOTAL MARKET VALUE OF ILLIQUID SECURITIES IS $275,935 AND REPRESENTS 0.1% OF NET ASSETS AS OF NOVEMBER 30, 2002
CL -- CLASS
FHA -- FEDERAL HOUSING AUTHORITY
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
SEE NOTES TO FINANCIAL STATEMENTS




76  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS
                                                                     (UNAUDITED)


ARMADA U.S. GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
                                                          PAR           VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 94.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.5%
  12.250%, 08/01/15                                     $   328       $      381
  10.000%, 09/01/16                                         152              170
   9.750%, 11/01/08 to 04/01/09                             192              212
   9.250%, 08/01/13                                          27               29
   9.000%, 04/01/06 to 09/01/20                           1,124            1,241
   8.750%, 06/01/16 to 07/01/17                             228              254
   8.500%, 03/01/06 to 01/01/22                             934            1,012
   8.000%, 09/01/03 to 03/01/22                             909              985
   7.500%, 05/15/22                                         569              601
   7.000%, 05/01/31                                       7,170            7,484
   6.500%, 08/01/31                                       3,566            3,689
                                                                      ----------
                                                                          16,058
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 61.0%
  14.000%, 11/01/12                                          22               25
  12.500%, 05/01/15                                         388              453
  11.250%, 06/01/13 to 05/01/14                              30               34
  10.500%, 02/01/04 to 05/01/04                              11               12
  10.000%, 06/01/21                                          55               62
   9.500%, 09/01/11                                         227              242
   9.000%, 06/01/09 to 10/01/19                             185              202
   8.500%, 11/01/21 to 09/01/23                             222              242
   8.000%, 12/01/17 to 03/01/23                           1,104            1,180
   7.500%, 09/01/22 to 05/01/32                          10,409           11,007
   7.000%, 12/01/15 to 09/01/31                          12,178           12,747
   6.500%, 04/01/16 to 05/01/32                          62,410           64,529
   6.000%, 05/01/16 to 08/01/32                          33,751           34,645
   5.500%, 11/01/09                                       5,492            5,659
                                                                      ----------
                                                                         131,039
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 26.0%
  17.000%, 11/15/11                                          80              101
  16.000%, 11/15/11 to 12/15/11                               5                6
  15.000%, 06/15/11 to 01/15/13                           1,882            2,313
  14.500%, 09/15/12 to 08/15/14                              14               16
  14.000%, 05/15/11 to 02/15/15                             877            1,050
  13.500%, 05/15/10 to 06/20/15                             954            1,146
  13.000%, 11/15/10 to 06/20/15                             989            1,175
  12.750%, 09/20/13 to 12/20/14                             114              134
  12.500%, 04/15/10 to 01/20/16                           2,163            2,538
  12.000%, 08/15/12 to 01/15/16                             997            1,167
  11.500%, 06/20/04 to 12/15/15                             276              322
  10.500%, 11/15/03 to 09/15/04                              25               25
   9.250%, 05/15/16 to 05/15/21                             397              441
   9.000%, 10/15/04 to 12/15/22                           1,783            1,954
   8.750%, 08/15/08 to 12/15/16                             231              253
   8.500%, 03/20/17 to 09/15/24                             232              255
   8.250%, 01/15/05 to 06/15/16                             331              359
   8.000%, 04/15/17 to 05/20/24                             804              872
   7.500%, 05/15/22 to 12/15/29                           2,769            2,963
   7.000%, 10/15/22 to 07/15/31                          17,058           17,944
   6.500%, 03/15/29 to 09/15/31                           5,859            6,099
   6.000%, 07/20/29 to 01/24/32                          14,494           14,884
                                                                      ----------
                                                                          56,017
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $198,894)                                                          203,114
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                          PAR           VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER ++ -- 13.0%
  American Express
   1.270%, 12/12/02                                     $ 4,000       $    3,999
  Bayer
   1.690%, 12/11/02                                       4,000            3,999
  Colgate
   1.270%, 12/12/02                                       4,000            3,998
  Danske
   1.300%, 12/12/02                                       4,000            3,998
  GE Capital International Funding
   1.760%, 12/12/02                                       4,000            3,998
  Nestle
   1.270%, 12/12/02                                       4,000            3,998
  Societe Generale
   1.290%, 12/12/02                                       4,000            3,999
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $27,989)                                     27,989
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.1%
FEDERAL HOME LOAN BANK -- 6.1%
   3.750%, 04/15/04#                                      1,600            1,640
   1.230%, 12/11/02                                      11,500           11,496
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $13,102)                   13,136
--------------------------------------------------------------------------------
ASSET-BACKED COMMERCIAL PAPER ++ -- 5.6%
  New Center Asset Trust
   1.290%, 12/12/02                                       5,000            4,998
  Three Rivers Funding
   1.301%, 12/12/02                                       7,000            6,997
--------------------------------------------------------------------------------

Total Asset-Backed Commercial Paper (Cost $11,995)                        11,995
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.2%
  Prudential Home Mortgage Securities,
   Series 1993-44, Cl A11
   6.000%, 11/25/23                                         715              722
  Security Mortgage Acceptance Corporation,
   Series B, Cl 4
   9.000%, 12/01/16                                       1,151            1,248
  Structured Mortgage Asset Residential Trust,
   Series 1992-2, Cl  I
   8.250%, 06/25/19                                         511              563
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $2,493)                    2,533
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITY -- 1.2%
  Credit Suisse First Boston Mortgage Securities,
   Series 1997-C1, Cl A1C
   7.240%, 04/20/07                                       2,200            2,451
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Security (Cost $2,252)                    2,451
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.7%
U.S. TREASURY NOTE -- 0.7%
   3.500%, 11/15/06#                                      1,500            1,530
--------------------------------------------------------------------------------

Total U.S. Treasury Obligation (Cost $1,454)                               1,530
--------------------------------------------------------------------------------




                                                           NOVEMBER 30, 2002  77

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS
(UNAUDITED)


ARMADA U.S. GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
                                                         NUMBER         VALUE
                                                       OF SHARES        (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 6.3%
  Armada Government Money
   Market Fund, Class I +                              13,584,507      $13,584
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $13,584)                    13,584
--------------------------------------------------------------------------------

Total Investments -- 128.6% (Cost $271,763)                            276,332
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (28.6)%
  Investment Advisory Fees Payable                                         (98)
  12b-1 Fees Payable
    Class I                                                                (35)
    Class A                                                                 (4)
  Administrative Fees Payable                                              (12)
  Custody Fees Payable                                                      (3)
  Payable for Investment Securities Purchased                          (61,499)
  Other Assets & Liabilities                                               241
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                                 (61,410)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization-- no par value)                             215,953
Distributions in excess of net investment income                          (488)
Accumulated net realized loss on investments                            (5,112)
Net unrealized appreciation on investments                               4,569
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                            $214,922
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on 19,903,721
  outstanding shares of beneficial interest)                            $ 9.53
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  (based on 1,680,580 outstanding shares of beneficial interest)        $ 9.53
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.53 / 95.25%)            $10.01
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  (based on 798,817 outstanding shares of beneficial interest)          $ 9.51
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  (based on 131,064 outstanding shares of beneficial interest)          $ 9.52
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  (based on 33,813 outstanding shares of beneficial interest)           $ 9.52
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($9.52 / 99.00%)                                                      $ 9.62
--------------------------------------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
++ EFFECTIVE YIELD
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

78  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                             TAX FREE BOND FUNDS
                                                                     (UNAUDITED)
ARMADA MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                          PAR            VALUE
                                                         (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.3%
MICHIGAN -- 89.1%
  Anchor Bay School District (GO) (FGIC)
   Series II
   6.125%, 05/01/11                                   $     350       $      406
  Brighton Area School District (GO)
   (AMBAC) (C) Series II
   0.000%, 05/01/11                                       2,000            1,402
  Byron Center Public School (GO) (MBIA)
   8.250%, 05/01/08                                       1,380            1,713
   8.250%, 05/01/09                                       1,380            1,746
  Central Michigan University (RB) (FGIC)
   5.000%, 10/01/18                                       1,000            1,031
  Chippewa Valley School District (GO)
   5.500%, 05/01/16                                       1,000            1,076
  Clarkeston State Community Schools
   (GO) (FGIC)
   6.250%, 05/01/05                                       1,000            1,096
  Detroit Distributable State Aid
   (GO) (AMBAC)
   5.250%, 05/01/08                                       2,000            2,202
  Detroit Downtown Development
   (GO) (AMBAC) Series A
   6.250%, 07/15/11                                       1,600            1,874
  Detroit School District (GO) (FGIC)
   Series B
   5.000%, 05/01/17                                       1,000            1,034
  Detroit Sewer Disposal System (RB)
   (MBIA) Series A
   6.000%, 07/01/07                                       2,500            2,837
  Detroit Sewer Disposal System (RB)
   (MBIA) Series B
   6.000%, 07/01/09                                       1,000            1,146
   6.000%, 07/01/10                                       1,380            1,585
  Detroit Water Supply System (RB) (FGIC)
   6.500%, 07/01/15                                       1,000            1,215
  Detroit Water Supply System (RB) (MBIA)
   Series A
   6.000%, 07/01/13                                       1,000            1,154
  Detroit Water Supply System (RB) (MBIA)
   Series B
   5.550%, 07/01/12                                       2,000            2,255
  Ecorse Public School District (GO) (FGIC)
   6.500%, 05/01/07                                       1,350            1,547
  Flint (GO) (MBIA)
   6.000%, 11/01/04                                       1,110            1,196
  Forest Hills Public Schools (GO)
   5.000%, 05/01/12                                       1,000            1,081
  Goodrich Area School District
   (GO) (FSA) Series A
   5.750%, 05/01/12                                       1,020            1,164
  Goodrich Area School District,
   Prerefunded 05/01/05 @ 102
   (GO) (AMBAC)
   7.650%, 05/01/05                                       1,125            1,295
  Grand Haven Area Public Schools
   (GO) (MBIA)
   7.000%, 05/01/07                                       1,235            1,439


--------------------------------------------------------------------------------
                                                          PAR            VALUE
                                                         (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Grand Ledge Public School District
   (GO) (MBIA)
   5.450%, 05/01/11                                      $1,250        $   1,394
  Grand Rapids Building Authority (RB)
   5.000%, 04/01/15                                       1,570            1,666
  Grand Rapids Sanitation & Sewer Systems
   (RB) (FGIC) Series A
   5.375%, 01/01/16                                       1,535            1,696
  Grand Valley Michigan State University
   (RB) (FGIC)
   5.750%, 12/01/14                                       1,405            1,565
  Greater Detroit Resource Recovery Authority
   (RB) (AMBAC) Series B
   6.250%, 12/13/08                                       1,500            1,740
  Hartland School District (GO) (B)
   5.050%, 05/01/18                                       1,000            1,024
  Hartland School District,
   Prerefunded 05/01/10 @ 100 (GO) (FGIC)
   6.000%, 05/01/10                                       1,325            1,534
  Holt Public Schools (GO) (FGIC) Series A
   5.625%, 05/01/15                                       1,275            1,446
  Jenison Public Schools (GO) (FGIC)
   5.250%, 05/01/12                                       1,000            1,102
  Kalamazoo Hospital Finance Authority,
   Borgess Medical Center (RB) (ETM)
   (FGIC) Series A
   6.125%, 07/01/07                                       2,000            2,046
  Kalamazoo Hospital Finance Authority,
   Bronson Methodist (RB) (ETM) Series A
   5.875%, 05/15/03                                       1,440            1,469
  Kalamazoo Public Library (GO) (MBIA)
   5.200%, 05/01/11                                       1,000            1,097
  Kent County Hospital Finance Authority,
   Butterworth Hospital Project (RB) Series A
   7.250%, 01/15/13                                       5,000            6,050
  Lake Orion Community School District,
   Prerefunded 05/01/05 @ 101 (GO) (AMBAC)
   7.000%, 05/01/05                                       2,000            2,252
  Lansing (GO)
   6.000%, 01/01/07                                       1,335            1,495
  Lansing Building Authority (GO)
   (ETM) (AMBAC)
   6.000%, 06/01/04                                       1,000            1,022
  Lansing School District,
   Prerefunded 05/01/05 @ 100 (GO) Series III
   6.875%, 05/01/09                                       2,000            2,227
  Livonia Public School District (GO) Series I
   6.350%, 05/01/04                                       1,000            1,029
  Michigan Municipal Bond Authority,
   Revolving Fund (RB)
   6.000%, 10/01/07                                       2,000            2,290
  Michigan Municipal Bond Authority,
   School Loan (RB)
   5.250%, 12/01/12                                       1,950            2,116


                                                           NOVEMBER 30, 2002  79

STATEMENT OF NET ASSETS
TAX FREE BOND FUNDS
(UNAUDITED)


ARMADA MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                      PAR              VALUE
                                                     (000)             (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Michigan State Building Facilities Authority
   (RB) Series II
   5.000%, 10/15/14                                  $1,000           $1,047
  Michigan State Environmental Protection
   Program (GO)
   6.250%, 11/01/12                                   3,250            3,802
  Michigan State Hospital Finance Authority
   (RB) (ETM) (MBIA)
   5.375%, 08/15/14                                     285              312
  Michigan State Hospital Finance Authority,
   Genesys Health Systems,
   Prerefunded 10/01/05 @ 102 (RB) Series A
   8.100%, 10/01/13                                   3,500            4,121
  Michigan State Hospital Finance Authority,
   Harper-Grace Hospitals (RB) (ETM)
   7.125%, 05/01/09                                     880            1,008
  Michigan State Hospital Finance Authority,
   Henry Ford Health System (RB) (AMBAC)
   6.000%, 09/01/11                                     500              576
   6.000%, 09/01/12                                   2,000            2,305
  Michigan State Housing Development
   Authority (RB) (AMT) (AMBAC) Series A
   5.750%, 10/01/04                                   1,525            1,594
  Michigan State Housing Development
   Authority (RB) Series A
   6.450%, 06/01/04                                   1,000            1,019
  Michigan State Housing Development
   Authority, Parkway Meadows
   Project (RB) (FSA)
   6.625%, 10/15/06                                     825              857
  Michigan State South Central Power Agency
   System (RB) (AMBAC)
   5.000%, 11/01/10                                   1,000            1,088
  Michigan State South Central Power Agency
   System (RB) (MBIA)
   5.800%, 11/01/05                                   2,000            2,205
   5.700%, 11/01/04                                   1,055            1,131
  Michigan State Strategic Fund Limited
   Obligation, Consumers Power Project
   (RB) (AMBAC) (A) Series A
   1.250%, 06/15/10                                   2,000            2,000
  Michigan State Strategic Fund Limited
   Obligation, Consumers Power Project
   (RB) (CAPMAC)
   5.800%, 06/15/10                                   3,000            3,121
  Michigan State Strategic Fund Limited
   Obligation, Detroit Edison Project
   (RB) (FGIC)
   6.950%, 05/01/11                                   2,000            2,435
  Michigan State Strategic Fund Limited
   Obligation, Detroit Edison Project
   (RB) (MBIA)
   7.000%, 07/15/08                                   3,000            3,559


--------------------------------------------------------------------------------
                                                      PAR              VALUE
                                                     (000)             (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Michigan State Strategic Fund Limited
   Obligation, Ford Motor Project
   (RB) Series A
   7.100%, 02/01/06                                  $5,000      $     5,244
  Michigan State Strategic Fund Limited
   Obligation, Pollution Control General
   Motors Project (RB)
   6.200%, 09/01/20                                   1,000            1,031
  Michigan State Trunk Line (RB) (MBIA)
   Series A
   5.250%, 11/01/15                                   2,000            2,183
  Michigan State Underground Storage Tank
   (RB) (AMBAC) Series I
   6.000%, 05/01/05                                   1,000            1,090
  Mona Shores School District (GO) (FGIC)
   6.750%, 05/01/09                                   2,075            2,454
  Oakland County Economic Development
   Authority, Cranbrook Community
   Project (RB)
   5.000%, 11/01/17                                   5,000            5,094
  Oakland County Economic Development
   Authority, Cranbrook Community Project,
   Prerefunded 11/01/04 @ 100 (RB) Series B
   6.375%, 11/01/14                                   1,000            1,085
  Paw Paw Public School District (GO) (FGIC)
   6.500%, 05/01/09                                   1,000            1,171
  Southgate Community School District
   (GO) (FGIC)
   5.750%, 05/01/11                                   1,665            1,890
  St. Johns Public Schools (GO) (FGIC)
   5.000%, 05/01/21                                   1,130            1,164
  Tecumseh Public Schools (GO) (B)
   5.450%, 05/01/18                                   1,165            1,226
  University of Michigan, Student Fee (RB)
   Series A
   6.000%, 04/01/05                                     500              544
   6.000%, 04/01/06                                   1,315            1,465
  Utica Community Schools (GO)
   5.600%, 05/01/05                                   1,975            2,044
  Wayne County Building Authority, Capital
   Improvements (RB) (MBIA) Series A
   6.000%, 06/01/07                                   2,000            2,258
  Western Michigan University (RB) (FGIC)
   Series A
   5.400%, 07/15/08                                   1,500            1,562
  Western School District (GO) (MBIA)
   5.900%, 05/01/10                                   1,680            1,922
  Wyandotte Electric Authority (RB)
   (MBIA) (A)
   6.250%, 10/01/08                                   3,000            3,394
  Ypsilanti School District (GO) (FGIC)
   6.500%, 05/01/06                                   1,175            1,328
                                                                     -------
                                                                     138,083
--------------------------------------------------------------------------------


80  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                             TAX FREE BOND FUNDS
                                                                     (UNAUDITED)


ARMADA MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                NUMBER OF SHARES/     VALUE
                                                     PAR (000)        (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PUERTO RICO -- 7.9%
  Commonwealth of Puerto Rico (GO) (MBIA)
   6.250%, 07/01/09                                  $2,000       $    2,342
   6.250%, 07/01/10                                   2,000            2,355
   6.250%, 07/01/12                                     500              597
  Commonwealth of Puerto Rico, Electric
   Power Authority (RB) (MBIA) Series W
   6.500%, 07/01/05                                   1,250            1,391
  Commonwealth of Puerto Rico, Public
   Buildings Authority (RB) (FSA) Series L
   5.500%, 07/01/07                                   4,000            4,480
  University of Puerto Rico (RB) (MBIA)
   Series N
   6.250%, 06/01/07                                   1,000            1,149
                                                                     -------
                                                                      12,314
--------------------------------------------------------------------------------
VIRGIN ISLANDS -- 0.3%
  Virgin Islands Public Finance Authority
   (RB) (ETM) Series A
   7.000%, 10/01/04                                     515              549
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $139,589)                                150,946
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.7%
  Federated Michigan Tax Free
   Money Market Fund                              2,478,657            2,479
  Fidelity Michigan Municipal
   Money Market Fund                                118,850              119
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $2,598)                                 2,598
--------------------------------------------------------------------------------

Total Investments -- 99.0% (Cost $142,187)                           153,544
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 1.0%
  Investment Advisory Fees Payable                                       (52)
  12b-1 Fees Payable
    Class I                                                              (19)
    Class A                                                               (2)
  Administrative Fees Payable                                             (9)
  Custody Fees Payable                                                    (3)
  Other Assets & Liabilities                                           1,591
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                                 1,506
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization-- no par value)                          $143,343
Undistributed net investment income                                       20
Accumulated net realized gain on investments                             330
Net unrealized appreciation on investments                            11,357
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                          $155,050
----------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on 12,526,588
  outstanding shares of beneficial interest)                          $11.12
----------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  (based on 1,223,407 outstanding shares of beneficial interest)      $11.11
----------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($11.11 / 95.25%)         $11.66
----------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  (based on 170,789 outstanding shares of beneficial interest)        $11.13
----------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  (based on 26,569 outstanding shares of beneficial interest)         $11.13
----------------------------------------------------------------------------
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2002, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(C) ZERO COUPON
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
CAPMAC -- CAPITAL MARKETS ASSURANCE CORPORATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SEE NOTES TO FINANCIAL STATEMENTS.

                                                           NOVEMBER 30, 2002  81

STATEMENT OF NET ASSETS
TAX FREE BOND FUNDS
(UNAUDITED)


ARMADA NATIONAL TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                                      PAR              VALUE
                                                     (000)             (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.6%
ALASKA -- 0.7%
  Alaska State Housing Finance Agency
   (RB) (MBIA) Series A
   5.050%, 12/01/03                                  $   35         $     36
  Anchorage (GO) (MBIA)
   5.000%, 07/01/14                                   1,100            1,170
                                                                    --------
                                                                       1,206
--------------------------------------------------------------------------------
ARIZONA -- 1.7%
  Maricopa County Industrial Development
   Authority, Madera Pointe Apartments
   Project (RB) (FSA) (A) Series A
   5.300%, 06/01/06                                   1,000            1,061
  Tucson Street & Highway User Authority
   (RB) (MBIA) Series A
   7.000%, 07/01/11                                   1,500            1,847
                                                                    --------
                                                                       2,908
--------------------------------------------------------------------------------
ARKANSAS -- 0.1%
  Arkansas State Industrial Development
   Authority, Correctional Facility Finance
   Project (RB) (MBIA)
   4.800%, 11/15/06                                     200              206
--------------------------------------------------------------------------------
CALIFORNIA -- 0.1%
  Foothill/Eastern Corridor Capital Appreciation
   (RB) (ETM) (FSA) (C)
   0.000%, 01/01/29                                   1,000              240
--------------------------------------------------------------------------------
COLORADO -- 0.0%
  Colorado Water Resource Power Development
   Authority (RB) Series A
   6.300%, 09/01/14                                      35               36
--------------------------------------------------------------------------------
CONNECTICUT -- 2.8%
  Connecticut (GO) Series B
   5.500%, 03/15/11                                   1,000            1,119
  Connecticut Clean Water Fund (RB)
   6.375%, 06/01/05                                   1,770            1,954
  Connecticut State Transportation
   Infrastructure (RB)
   5.375%, 09/01/08                                   1,700            1,897
                                                                    --------
                                                                       4,970
--------------------------------------------------------------------------------
DELAWARE -- 1.1%
  Delaware State Transportation & Turnpike
   Authority (RB) (ETM)
   7.800%, 07/01/04                                     445              472
  Delaware State Transportation System
   Authority (RB) (AMBAC)
   6.000%, 07/01/06                                   1,250            1,397
                                                                    --------
                                                                       1,869
--------------------------------------------------------------------------------
FLORIDA -- 6.0%
  Dade County School District (GO) (MBIA)
   6.500%, 02/15/06                                   1,630            1,828
  Florida Board of Education (GO) (ETM)
   9.125%, 06/01/14                                     135              189

--------------------------------------------------------------------------------
                                                      PAR              VALUE
                                                     (000)             (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
FLORIDA -- CONTINUED
  Florida Board of Education Capital Outlay
   (GO) Series A
   4.900%, 01/01/12                                  $2,000          $ 2,097
  Florida Board of Education Capital Outlay
   (GO) Series D
   5.750%, 06/01/22                                   1,000            1,085
  Florida Board of Higher Education (GO)
   (ETM) Series G
   6.900%, 05/01/03                                   2,000            2,045
  Florida Department of Transportation,
   Right of Way Project (GO)
   6.000%, 07/01/07                                   1,000            1,137
  Gulf Breeze Capital Funding
   (RB) (MBIA) (A) Series B
   2.362%, 12/01/17                                   1,000              968
  Tampa Sports Authority, Stadium Project
   (RB) (MBIA)
   6.000%, 01/01/06                                   1,000            1,104
                                                                     -------
                                                                      10,453
--------------------------------------------------------------------------------
GEORGIA -- 7.1%
  Atlanta Water & Waste Water Authority
   (RB) (FGIC) Series A
   5.500%, 11/01/13                                   2,000            2,272
  Fayette County School District (GO) (ETM)
   6.250%, 03/01/04                                   1,200            1,268
  Fulton County Development Authority,
   Georgia Tech Athletic Association
   (RB) (AMBAC)
   5.500%, 10/01/17                                   1,750            1,901
  Fulton County Housing Authority, Single-
   Family Housing Mortgage Project
   (RB) (AMT) (GNMA) Series A
   5.300%, 03/01/05                                      20               21
   5.100%, 03/01/03                                      20               20
  Georgia Municipal Electric Authority
   (RB) (MBIA) Series X
   6.500%, 01/01/12                                   2,000            2,335
  Georgia State (GO) Series B
   6.650%, 03/01/09                                   1,000            1,183
  Georgia State (GO) Series C
   6.600%, 04/01/05                                   2,000            2,200
   6.250%, 08/01/06                                   1,000            1,131
                                                                     -------
                                                                      12,331
--------------------------------------------------------------------------------
IDAHO -- 0.9%
  Canyon County School District (GO) (MBIA)
   8.125%, 07/30/03                                   1,560            1,628
--------------------------------------------------------------------------------
ILLINOIS -- 3.9%
  Chicago (GO) (MBIA)
   5.500%, 01/01/14                                   1,000            1,094
  Chicago Board of Education, Capital
   Appreciation School Reform Project
   (GO) (FGIC) (C)
   0.000%, 12/01/28                                   2,175              511




82  NOVEMBER 30, 2002

                                                     STATEMENT OF NET ASSETS
                                                         TAX FREE BOND FUNDS
                                                                 (UNAUDITED)


ARMADA NATIONAL TAX EXEMPT BOND FUND
----------------------------------------------------------------------------
                                                      PAR            VALUE
                                                     (000)           (000)
----------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
ILLINOIS -- CONTINUED
  Du Page County School District No. 58
   (GO) Series A
   5.000%, 12/01/11                                 $1,155        $   1,247
  Illinois Educational Facilities Authority,
   Robert Morris College Project (RB) (MBIA)
   4.700%, 06/01/04                                    200              209
  Illinois Highway Toll Authority
   (RB) (FSA) Series A
   5.500%, 01/01/13                                  1,000            1,115
  Illinois Sales Tax Program (RB) Series Q
   6.000%, 06/15/12                                  1,000            1,148
  Lake County Community School
   District No. 50 (GO) (FGIC) Series A
   6.000%, 12/01/20                                  1,000            1,111
  Metropolitan Pier & Exposition Authority
   (RB) (MBIA) (C) Series A
   0.000%, 06/15/22                                  1,000              344
                                                                    -------
                                                                      6,779

---------------------------------------------------------------------------
INDIANA -- 4.3%
  East Chicago Elementary School Building
   Corporation, First Mortgage (RB) (B)
   6.250%, 01/05/16                                  1,750            2,028
  Fort Wayne South Side School Building
   Corporation, First Mortgage (RB) (FSA)
   4.750%, 07/15/11                                    500              521
  Hamilton Southeastern Consolidated
   School Building Corporation,
   First Mortgage (RB) (B)
   4.550%, 07/05/04                                    300              312
   4.500%, 07/05/03                                    365              371
  Hammond Multi-School Building
   Corporation, First Mortgage
   (RB) (ETM) (B) Series B
   6.000%, 01/15/18                                  1,000            1,146
  Indianapolis Local Improvement
   Project (RB) (AMBAC) Series D
   5.375%, 02/01/17                                  1,250            1,325
  IPS School Building, First Mortgage,
   Prerefunded 07/15/04 @ 102 (RB)
   6.150%, 07/15/04                                  1,200            1,310
  Vinton-Tecumseh School Building
   Corporation, First Mortgage (RB) (B)
   4.350%, 01/05/04                                    495              509
                                                                    -------
                                                                      7,522
---------------------------------------------------------------------------
KANSAS -- 0.6%
  Kansas Department of Transportation,
   Highway Authority (RB)
   7.250%, 03/01/04                                  1,000            1,071

---------------------------------------------------------------------------
KENTUCKY -- 2.0%
  Kentucky Turnpike Authority, Economic
   Revitalization Projects (RB) (AMBAC)
   6.500%, 07/01/07                                  3,000            3,473

---------------------------------------------------------------------------


---------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
---------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
MARYLAND -- 0.6%
  Montgomery County (GO) Series A
   5.700%, 07/01/05                                 $1,000       $    1,093
---------------------------------------------------------------------------
MASSACHUSETTS -- 6.1%
  Lawrence (GO) (AMBAC)
   5.500%, 02/01/14                                  1,355            1,475
   5.500%, 02/01/17                                  1,765            1,893
  Massachusetts (GO) (FGIC) Series A
   5.750%, 08/01/08                                  1,000            1,135
  Massachusetts Bay Transportation Authority,
   General Transportation Systems Project
   (RB) (B) Series A
   5.800%, 03/01/11                                  1,000            1,134
   5.750%, 03/01/18                                    655              701
  Massachusetts Bay Transportation Authority,
   General Transportation Systems Project
   (RB) (FGIC) Series A
   5.500%, 03/01/15                                  1,500            1,622
  Massachusetts Bay Transportation Authority,
   General Transportation Systems Project,
   Prerefunded 03/01/05 @ 102
   (RB) (B) Series A
   5.750%, 03/01/05                                  2,385            2,623
                                                                    -------
                                                                     10,583
---------------------------------------------------------------------------
MICHIGAN -- 2.4%
  Grand Rapids Community College,
   Prerefunded 05/01/03 @ 101.5
   (GO) (MBIA)
   5.900%, 05/01/03                                  2,000            2,067
  Michigan State Underground Storage Tank
   (RB) (AMBAC) Series I
   6.000%, 05/01/04                                  2,000            2,120
                                                                    -------
                                                                      4,187
---------------------------------------------------------------------------
MINNESOTA -- 1.3%
  Minnesota (GO)
   6.000%, 05/01/06                                  1,000            1,115
  North St. Paul Maplewood Independent
   School District No. 622,
   Prerefunded 02/01/05 @ 100
   (GO) (MBIA) Series A
   6.875%, 02/01/05                                  1,000            1,103
                                                                    -------
                                                                      2,218
---------------------------------------------------------------------------
MISSOURI -- 2.6%
  Kansas City (GO) Series B
   6.000%, 02/01/04                                  1,535            1,613
  Missouri Environmental Improvement
   Authority, Revolving Fund Program
   (RB) Series A
   6.000%, 01/01/07                                  1,545            1,742
  Missouri Environmental Improvement
   Water Authority, Revolving Fund Program
   (RB) Series B
   5.500%, 07/01/16                                  1,000            1,124
                                                                      -----
                                                                      4,479
---------------------------------------------------------------------------




                                                      NOVEMBER 30, 2002  83

STATEMENT OF NET ASSETS
TAX FREE BOND FUNDS
(UNAUDITED)


ARMADA NATIONAL TAX EXEMPT BOND FUND
----------------------------------------------------------------------------
                                                       PAR            VALUE
                                                      (000)           (000)
----------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
NEBRASKA -- 0.6%
  American Public Energy Agency, Nebraska
   Gas Supply (RB) (AMBAC) Series C
   4.200%, 09/01/10                                  $1,000          $ 1,029

----------------------------------------------------------------------------
NEVADA -- 3.8%
  Clark County School District
   (GO) (FSA) Series F
   5.500%, 06/15/17                                   1,000            1,076
  Clark County Transportation Authority
   (GO) Series B
   5.750%, 12/01/16                                   2,000            2,213
  Henderson (GO) (MBIA) Series A
   6.500%, 06/01/07                                   1,000            1,151
  Nevada (GO) Series A-1
   6.000%, 05/15/09                                   1,000            1,145
  Nevada Municipal Bond Bank Project
   No. 38-39 (GO) (ETM) Series A
   6.300%, 07/01/04                                   1,000            1,014
                                                                     -------
                                                                       6,599
----------------------------------------------------------------------------
NEW JERSEY -- 1.2%
  New Jersey Transportation Trust Fund
   (RB) (AMBAC) Series B
   6.000%, 06/15/05                                   2,000            2,188
----------------------------------------------------------------------------
NEW MEXICO -- 1.3%
  Albuquerque Joint Water & Sewer Systems
   Project (RB)
   6.000%, 07/01/05                                   1,000            1,097
   6.000%, 07/01/07                                   1,000            1,136
                                                                      ------
                                                                       2,233
----------------------------------------------------------------------------
NEW YORK -- 3.3%
  Buffalo Sewer Authority (RB) (FGIC) Series F
   6.000%, 07/01/13                                   1,300            1,510
  New York City (GO) (AMBAC) Series K
   8.000%, 04/01/03                                   1,005            1,026
  New York City (GO) (ETM) (AMBAC) Series K
   8.000%, 04/01/03                                     995            1,016
  New York City Municipal Assistance
   Authority (RB) (B) Series J
   6.000%, 07/01/04                                   1,000            1,065
  New York State Power Authority,
   Prerefunded 01/01/10 @ 100 (RB)
   7.000%, 01/01/10                                   1,000            1,215
                                                                      ------
                                                                       5,832
----------------------------------------------------------------------------
OHIO -- 12.3%
  Butler County Transportation Improvement
   (RB) (FSA) Series A
   6.000%, 04/01/10                                   1,000            1,136
   5.500%, 04/01/09                                   1,150            1,292
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (AMBAC) (C) Series A
   0.000%, 12/01/09                                     825              556
   0.000%, 12/01/12                                     820              466
   0.000%, 12/01/15                                     820              393

----------------------------------------------------------------------------
                                                       PAR            VALUE
                                                      (000)           (000)
----------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO  -- CONTINUED
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (MBIA) (C) Series B
   0.000%, 12/01/16                                   $  815        $    369
  Cleveland Public Power Systems,
   First Mortgage (RB) (MBIA) Series 1
   6.000%, 11/15/10                                      995           1,157
  Cleveland Water Works, First Mortgage
   (RB) (MBIA) Series G
   5.500%, 01/01/09                                    1,000           1,115
  Cuyahoga County Economic Development
   Authority, University School Project
   (RB) Series B
   5.300%, 12/01/29                                    1,000           1,064
  Delaware County Capital Facilities (GO)
   6.000%, 12/01/12                                      545             627
  Greater Cleveland Regional Transportation
   Authority (GO) (MBIA) Series A
   5.000%, 12/01/18                                      570             589
   5.000%, 12/01/19                                      495             508
  Hamilton County Hospital Facilities
   Authority, Children's Hospital Medical
   Center (RB) (MBIA) Series G
   5.375%, 05/15/13                                    1,100           1,192
  Hudson Local School District
   (GO) (FGIC) (C)
   0.000%, 12/15/10                                    1,000             722
  Lakota Local School District
   (GO) (FGIC)
   5.500%, 12/01/16                                      500             561
  Massillon Parks & Recreation
   (GO) (AMBAC) (A)
   5.500%, 12/01/18                                    1,405           1,524
  Ohio Housing Finance Agency
   (RB) (AMT) (GNMA)
   5.350%, 09/01/04                                      165             171
  Ohio Housing Finance Agency, Single-
   Family Housing Mortgage,
   Prerefunded 01/15/13 @ 81.88
   (RB) (FGIC) (C)
   0.000%, 01/15/13                                    1,920             998
  Ohio State Higher Education
   (GO) Series A
   5.375%, 08/01/18                                    1,000           1,058
  Ohio State Higher Education
   (GO) Series B
   5.250%, 11/01/12                                    1,000           1,109
  Ohio State Higher Educational Facilities
   Commission, Xavier University
   (RB) (MBIA)
   5.300%, 05/15/17                                    2,000           2,120
  Ohio Turnpike Commission Authority
   (RB) (FGIC) Series A
   5.500%, 02/15/17                                      500             556
   5.500%, 02/15/18                                    1,000           1,116
  Perrysburg Exempted Village
   School District (GO)
   5.350%, 12/01/25                                    1,000           1,021
                                                                     -------
                                                                      21,420
--------------------------------------------------------------------------------




84  NOVEMBER 30, 2002

                                                       STATEMENT OF NET ASSETS
                                                           TAX FREE BOND FUNDS
                                                                   (UNAUDITED)


ARMADA NATIONAL TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OKLAHOMA -- 1.7%
  Grand River Dam Authority (RB) (AMBAC)
   6.250%, 06/01/11                                    $2,500        $   2,944
--------------------------------------------------------------------------------
OREGON -- 0.8%
  Washington County School District
   No. 48J Beaverton (GO) Series C
   7.800%, 06/01/04                                     1,220            1,330
--------------------------------------------------------------------------------
PENNSYLVANIA -- 3.3%
  Allegheny County Sewer Sanitation
   Authority (RB) (FGIC)
   5.500%, 12/01/08                                       150              153
  Lackawanna County (GO) (FGIC) Series A
   4.800%, 01/01/13                                       500              520
  Pennsylvania State Intergovernmental
   Cooperative Authority, Special Tax,
   City of Philadelphia Funding Program
   (RB) (FGIC)
   5.250%, 06/15/12                                     1,000            1,075
  Pittsburgh School District (GO)
   (AMBAC) Series A
   5.500%, 09/01/12                                     3,050            3,389
  State Public School Building Authority,
   Montgomery County Community
   College Project (RB)
   4.600%, 05/01/12                                       160              168
  Westmoreland County Capital Appreciation
   (RB) (MBIA) (C) Series A
   0.000%, 08/15/23                                     1,345              442
                                                                      --------
                                                                         5,747
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 1.9%
  Charleston County Public Improvement
   (GO)
   6.000%, 09/01/09                                     1,000            1,156
  South Carolina Public Service Authority
   (RB) (FGIC) Series B
   5.875%, 01/01/23                                     2,000            2,155
                                                                      --------
                                                                         3,311
--------------------------------------------------------------------------------
TENNESSEE -- 4.3%
  Memphis (GO)
   6.000%, 11/01/03                                     1,290            1,344
  Nashville & Davidson County
   Metropolitan Government (GO)
   6.000%, 12/01/10                                     1,500            1,742
  Shelby County (GO) Series B
   5.200%, 12/01/09                                     2,000            2,152
  Tennessee (GO) Series B
   6.000%, 05/01/05                                     2,000            2,178
                                                                      --------
                                                                         7,416
--------------------------------------------------------------------------------
TEXAS -- 8.8%
  Conroe Independent School District
   (GO) (B)
   5.500%, 02/15/15                                     2,500            2,681
  Dallas County Utility & Reclamation
   Distribution (GO) (MBIA)
   5.000%, 02/15/09                                       600              603
--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
TEXAS -- CONTINUED
  Dallas, Prerefunded 02/15/03 @ 100 (GO)
   6.125%, 02/15/03                                    $1,000            1,009
  Harris County (GO)
   6.500%, 08/15/15                                     3,540            3,620
  Houston Water & Sewer Systems
   (RB) (FSA) Series A
   5.500%, 12/01/13                                     1,500            1,654
  Plano Independent School District
   (GO) (B)
   6.000%, 02/15/06                                     1,000            1,104
   5.900%, 02/15/10                                     1,000            1,083
  Robinson Independent School District
   (GO) (B)
   5.750%, 08/15/12                                       575              641
  Texas State Water Financial Assistance (GO)
   5.500%, 08/01/17                                     1,125            1,201
  United Independent School District
   (GO) (B)
   5.375%, 08/15/16                                     1,585            1,704
                                                                      --------
                                                                        15,300
--------------------------------------------------------------------------------
UTAH -- 1.3%
  Intermountain Power Agency (RB) (FSA)
   Series E
   6.250%, 07/01/09                                     2,000            2,310
--------------------------------------------------------------------------------
VERMONT -- 3.4%
  Burlington Electric (RB) (MBIA)
   6.000%, 07/01/07                                     1,355            1,529
  Vermont Educational & Health Buildings
   Financing Authority, Middlebury
   College Project (RB)
   5.500%, 11/01/16                                     2,000            2,165
  Vermont Municipal Bond Bank
   (RB) (AMBAC) Series 2
   5.500%, 12/01/10                                     2,000            2,200
                                                                      --------
                                                                         5,894
--------------------------------------------------------------------------------
WASHINGTON -- 0.9%
  Seattle Water System Authority (RB)
   5.500%, 06/01/18                                     1,500            1,547
--------------------------------------------------------------------------------
WISCONSIN -- 1.4%
  Cottage Grove (GO) (FSA)
   4.700%, 08/01/07                                       260              263
  Milwaukee (GO)
   6.000%, 02/01/07                                     2,000            2,245
                                                                      --------
                                                                         2,508
--------------------------------------------------------------------------------
PUERTO RICO -- 2.0%
  Commonwealth of Puerto Rico
   (GO) (MBIA)
   6.250%, 07/01/09                                     2,000            2,342
  University of Puerto Rico (RB)
   (MBIA) Series N
   6.250%, 06/01/07                                     1,000            1,149
                                                                      --------
                                                                         3,491
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $159,283)                                  168,351
--------------------------------------------------------------------------------
                                                          NOVEMBER 30, 2002  85

STATEMENT OF NET ASSETS
TAX FREE BOND FUNDS
(UNAUDITED)


ARMADA NATIONAL TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 3.2%
  Armada Tax Exempt Money
   Market Fund, Class I +                            5,497,562        $5,498
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $5,498)                    5,498
--------------------------------------------------------------------------------

Total Investments -- 99.8% (Cost $164,781)                           173,849
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.2%
  Investment Advisory Fees Payable                                       (57)
  12b-1 Fees Payable
    Class I                                                              (25)
    Class A                                                               (2)
  Administrative Fees Payable                                            (10)
  Custody Fees Payable                                                    (3)
  Other Assets & Liabilities                                             459
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                                   362
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization-- no par value)                           165,858
Undistributed net investment income                                       31
Accumulated net realized loss on investments                            (746)
Net unrealized appreciation on investments                             9,068
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                          $174,211
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on 16,447,400
  outstanding shares of beneficial interest)                          $10.28
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  (based on 414,227 outstanding shares of beneficial interest)        $10.31
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.31 / 95.25%)         $10.82
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  (based on 82,403 outstanding shares of beneficial interest)         $10.27
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  (based on 7,983 outstanding shares of beneficial interest)          $10.27
--------------------------------------------------------------------------------
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2002, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(C) ZERO COUPON
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SEE NOTES TO FINANCIAL STATEMENTS.

86  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                             TAX FREE BOND FUNDS
                                                                     (UNAUDITED)


ARMADA OHIO TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                                     PAR           VALUE
                                                    (000)          (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.5%
OHIO -- 98.5%
  Akron (GO)
   6.000%, 12/01/12                                $1,000          $ 1,166
  Akron Economic Development (RB) (MBIA)
   6.000%, 12/01/12                                   935            1,095
   5.750%, 12/01/09                                 1,680            1,903
  Akron Sewer System (RB) (MBIA)
   5.650%, 12/01/08                                   560              623
  Ashland City School District, Elementary
   Schools Facilities Project (COP) (AMBAC)
   5.100%, 12/01/09                                   245              271
   5.000%, 12/01/08                                   250              275
   4.950%, 12/01/07                                   345              379
  Avon Local School District (GO) (AMBAC)
   5.800%, 12/01/12                                 1,000            1,115
  Beavercreek Local School District
   (GO) (FGIC)
   5.250%, 12/01/07                                 1,130            1,249
  BelleFontaine City School District
   (GO) (MBIA)
   5.750%, 12/01/18                                   505              554
  Bowling Green State University
   (RB) (FGIC)
   5.750%, 06/01/12                                 1,000            1,126
  Brown County (GO) (AMBAC)
   5.200%, 12/01/04                                   455              486
  Centerville Capital Facilities (GO) (MBIA)
   5.650%, 12/01/18                                   500              536
  Centerville City School District
   (GO) (FGIC)
   5.500%, 12/01/07                                   500              557
  Chesapeake Union Exempted Village
   School District (GO) (AMBAC)
   6.250%, 12/01/22                                 1,000            1,127
  Chillicothe (GO) (AMBAC)
   6.050%, 12/01/12                                   475              481
  Cincinnati City School District (GO) (MBIA)
   5.375%, 12/01/16                                 1,000            1,077
  Cincinnati Water Systems (RB)
   5.500%, 12/01/10                                 2,000            2,252
  Clermont County & Sewer District
   Authority (RB) (AMBAC)
   5.300%, 12/01/05                                   500              526
  Cleveland Capital Appreciation,
   Cleveland Stadium Project (RB)
   (AMBAC) (B) Series A
   0.000%, 12/01/18                                   820              331
  Cleveland Capital Appreciation,
   Cleveland Stadium Project (RB)
   (AMBAC) (B) Series B
   0.000%, 12/01/07                                   810              692
   0.000%, 12/01/10                                   815              519
   0.000%, 12/01/13                                   815              437
   0.000%, 12/01/19                                   815              311
  Cleveland Regional Sewer District,
   Water Resource Project,
   Prerefunded 05/15/04 @ 100 (RB)
   6.750%, 05/15/04                                   600              642

--------------------------------------------------------------------------------
                                                      PAR             VALUE
                                                     (000)            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Cleveland Waterworks, Refunding &
   Improvement Project (RB) (MBIA)
   Series H
   6.000%, 01/01/06                                $2,000          $ 2,207
   5.625%, 01/01/13                                 2,000            2,182
  Columbus (GO) Series 2
   5.000%, 06/15/16                                 1,000            1,042
  Columbus Sewer (GO)
   5.300%, 05/01/03                                 1,000            1,017
  Copley, Fairlawn City School
   District (TAN)
   4.150%, 12/01/05                                   675              710
  Cuyahoga County (GO)
   5.650%, 05/15/18                                   600              672
  Cuyahoga County Economic
   Development Authority (RB) (C)
   (When Issued)
   2.750%, 12/01/29                                 1,000              987
  Cuyahoga County Economic
   Development Authority, University
   School Project (RB) Series B
   5.300%, 12/01/29                                 1,500            1,596
  Cuyahoga County Hospital Facility
   Authority, University Hospital Systems
   Health Project (RB) (MBIA) Series A
   5.250%, 01/15/08                                 2,000            2,160
  Cuyahoga County Hospital Facility
   Authority, University Hospital Systems
   Health Project (RB) Series B
   6.000%, 01/15/03                                   400              402
  Delaware County (GO)
   6.000%, 12/01/13                                   575              658
  Fairfield City School District
   Improvement (GO) (FGIC)
   5.500%, 12/01/15                                 1,000            1,099
  Forest Hills Local School District
   (GO) (MBIA)
   6.000%, 12/01/08                                 1,210            1,396
   6.000%, 12/01/09                                   830              964
  Franklin County (GO)
   5.500%, 12/01/11                                   745              787
   5.500%, 12/01/13                                 1,000            1,056
   5.450%, 12/01/09                                 1,000            1,055
  Franklin County Hospital Facility
   Authority, Children's Hospital Project
   (RB) Series A
   6.000%, 11/01/06                                 1,035            1,150
  Greene County Water Works System
   (RB) (AMBAC)
   5.300%, 12/01/05                                   500              526
  Hamilton City School District
   (GO) (C) Series A
   6.150%, 12/01/13                                 1,000            1,180
  Hamilton County (GO)
   5.125%, 12/01/08                                 1,000            1,101
   5.100%, 12/01/11                                 1,025            1,076
   5.000%, 12/01/08                                   425              435

                                                            NOVEMBER 30, 2002 87

STATEMENT OF NET ASSETS
TAX FREE BOND FUNDS
(UNAUDITED)


ARMADA OHIO TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                                     PAR             VALUE
                                                    (000)            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Hamilton County Water System,
   West Phase Project (GO)
   5.500%, 12/01/07                                $  240           $  263
  Indian Hill Exempted Village School
   District (GO)
   5.500%, 12/01/16                                 1,300            1,398
  Kenston Local School District (GO)
   5.550%, 12/01/03                                   500              506
  Lakewood, Prerefunded 12/01/02 @ 102
   (GO)
   6.500%, 12/01/02                                 1,500            1,530
  Lakota Local School District
   (GO) (AMBAC)
   5.700%, 12/01/05                                   250              276
  Lakota Local School District (GO) (FGIC)
   5.500%, 12/01/16                                   880              988
   5.000%, 12/01/12                                 1,000            1,068
  Lebanon City School District (GO) (FSA)
   5.500%, 12/01/16                                 2,000            2,183
  Licking County (GO) (FGIC)
   7.000%, 12/01/02                                   100              100
  Lima City School District (GO) (AMBAC)
   5.500%, 12/01/22                                 1,000            1,054
  Lucas County, Hospital Facility Authority,
   Mercy Hospital Project (RB) (ETM)
   6.000%, 09/01/04                                    65               68
  Mad River Local School District
   (GO) (FGIC)
   5.750%, 12/01/14                                 1,060            1,218
  Mahoning Valley Water Sanitation,
   Prerefunded 05/15/04 @ 102 (RB)
   7.750%, 05/15/04                                   485              536
  Mansfield City School District (GO) (C)
   6.250%, 12/01/07                                 1,000            1,161
   6.250%, 12/01/09                                 1,000            1,179
  Marysville Exempted Village School
   District (GO) (AMBAC)
   5.100%, 12/01/04                                   500              526
  Mason City School District (GO) (FGIC)
   5.200%, 12/01/08                                   865              918
  Mentor (GO)
   5.250%, 12/01/17                                 1,000            1,051
  Miami University General Receipts (RB)
   5.400%, 12/01/05                                 1,000            1,055
  Middleberg Heights Hospital Authority,
   Southwest General Health Care
   Center Project (RB) (FSA)
   6.750%, 08/15/06                                 1,400            1,601
  Middletown (GO) (FGIC)
   5.750%, 12/01/12                                   650              727
   5.750%, 12/01/13                                   640              714
  Montgomery County (GO)
   5.500%, 12/01/20                                 1,515            1,602
   5.375%, 12/01/16                                 1,250            1,333


--------------------------------------------------------------------------------
                                                     PAR             VALUE
                                                    (000)            (000)
--------------------------------------------------------------------------------
  MUNICIPAL BONDS -- CONTINUED
  OHIO -- CONTINUED
  Montgomery County Solid Waste
   Authority (RB) (MBIA)
   5.350%, 11/01/10                                $  900           $  975
   5.300%, 11/01/07                                 1,000            1,091
   5.125%, 11/01/08                                   500              538
  Montgomery County Water Authority,
   Greater Moraine, Beavercreek Project
   (RB) (AMBAC)
   5.250%, 11/15/06                                   500              552
  Montgomery County, Catholic Health
   (RB) (A) Series B
   1.300%, 12/01/25                                   900              900
  Montgomery County, Sisters of Charity
   Health Care (RB) (MBIA) Series A
   6.500%, 05/15/08                                    85               86
  Newark (GO) (AMBAC)
   5.450%, 12/01/02                                 1,000            1,000
  North Canton City School District
   (GO) (AMBAC)
   5.750%, 12/01/06                                   250              272
  North Royalton City School District
   (GO) (MBIA)
   6.625%, 12/01/06                                 1,885            2,177
  Oak Hills Local School District
   (GO) (MBIA)
   5.650%, 12/01/07                                   350              396
  Ohio Air Quality Development Authority,
   Buckeye Power Project (RB)
   5.250%, 08/01/07                                   400              413
  Ohio Building Authority, Adult
   Correctional Building Fund (RB)
   (AMBAC) Series A
   6.000%, 04/01/06                                 1,930            2,145
   5.500%, 04/01/14                                 1,500            1,684
  Ohio Building Authority, Adult
   Correctional Building Fund,
   Prerefunded 10/01/03 @ 102 (RB)
   Series A
   6.125%, 10/01/09                                 1,300            1,376
  Ohio Building Authority, Arts Facilities
   Project (RB) Series A
   5.500%, 04/01/16                                 1,000            1,075
   5.200%, 10/01/04                                   500              531
  Ohio Capital Corporation for Housing,
   Housing & Urban Development
   (RB) (FHA) Series D
   5.350%, 02/01/09                                   650              693
  Ohio Department of Administrative
   Services Office Project (COP) (AMBAC)
   5.000%, 12/15/12                                 1,210            1,293
  Ohio Higher Educational Facility
   Commission, Case Western University
   Project (RB) Series C
   5.000%, 10/01/10                                   905              965


88  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                             TAX FREE BOND FUNDS
                                                                     (UNAUDITED)


ARMADA OHIO TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                                     PAR             VALUE
                                                    (000)            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio Higher Educational Facility
   Commission, Oberlin College Project (RB)
   5.250%, 10/01/14                                $1,045           $1,144
  Ohio Higher Educational Facility
   Commission, Wittenberg University
   Project (RB)
   5.500%, 12/01/18                                 1,870            1,978
  Ohio Housing Finance Agency, Single
   Family Mortgage (RB) (C) Series A
   6.375%, 04/01/17                                    50               50
  Ohio Infrastructure Improvement
   (GO) Series A
   5.750%, 02/01/12                                 1,000            1,129
  Ohio Natural Resources Capital Facilities
   (GO) Series A
   5.400%, 10/01/07                                 1,370            1,459
  Ohio Public Facilities Commission, Higher
   Education Capital Facilities Project,
   Prerefunded 05/01/05 @ 100 (RB)
   (AMBAC) Series II-A
   5.200%, 05/01/06                                   500              537
   5.200%, 05/01/07                                   775              832
  Ohio State (GO)
   6.600%, 09/01/03                                   150              156
   5.200%, 08/01/08                                 1,000            1,041
   4.900%, 08/01/12                                 1,000            1,038
  Ohio State Common School Capital
   Facilities (GO) Series B
   5.500%, 09/15/13                                 2,640            2,970
  Ohio State Higher Educational Capital
   Facilities (GO) Series B
   5.750%, 05/01/11                                 2,820            3,176
  Ohio State, Prerefunded 08/01/05 @ 102
   (GO)
   6.200%, 08/01/12                                   860              969
  Ohio Turnpike Commission Authority
   (RB) (FGIC) Series A
   5.500%, 02/15/17                                 1,500            1,667
  Ohio Turnpike Commission,
   Prerefunded 02/15/06 @ 102 (RB) (FSA)
   Series A
   6.000%, 02/15/07                                 4,100            4,628
  Ohio Water & Pollution Control
   Development Authority, State Match
   Loan Funding Project (RB)
   5.900%, 12/01/02                                   160              160
  Ohio Water & Pollution Control
   Development Authority, Water Quality
   Loan Funding Project (RB) (MBIA)
   5.000%, 12/01/14                                 1,700            1,789
  Ohio Water Development Authority, Fresh
   Water Project (RB) (AMBAC)
   5.400%, 12/01/04                                   510              546
  Ohio Water Development Authority, Fresh
   Water Project (RB) (ETM) (AMBAC)
   5.600%, 06/01/07                                 1,500            1,622

--------------------------------------------------------------------------------
                                                     PAR             VALUE
                                                    (000)            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio Water Development Authority, Fresh
   Water Project (RB) (FSA) Series B
   5.500%, 12/01/20                                $1,835           $2,025
  Ohio Water Development Authority, Pure
   Water Project (RB) (ETM) (AMBAC) Series I
   7.250%, 12/01/08                                   395              447
  Ohio Water Development Authority, Pure
   Water Project (RB) (MBIA)
   5.750%, 12/01/05                                    95               97
  Ohio Water Development Authority,
   Safe Water Project (RB) (AMBAC)
   6.000%, 12/01/06                                 1,075            1,217
   6.000%, 06/01/07                                 1,715            1,944
  Olentangy Local School District (GO) (FSA)
   5.500%, 12/01/19                                 1,245            1,337
  Ottawa County (GO) (MBIA)
   5.400%, 09/01/11                                   500              551
  Parma City School District (GO)
   5.550%, 12/01/04                                   200              212
   5.550%, 12/01/05                                   290              314
   5.550%, 12/01/06                                   305              333
  Parma City School District (TAN)
   4.600%, 12/01/03                                 1,360            1,399
   4.600%, 12/01/04                                 1,360            1,425
  Perrysburg Exempted Village School District
   (GO) (FSA) Series B
   5.750%, 12/01/12                                 1,225            1,410
  Portage County (GO) (MBIA)
   5.100%, 12/01/12                                 2,500            2,681
  Portage County Correctional Facilities
   Construction (GO)
   6.000%, 12/01/03                                   915              956
  Portage County Hospital Facility Authority,
   Robinson Memorial Hospital Project
   (RB) (MBIA)
   5.800%, 11/15/15                                   500              543
   5.625%, 11/15/07                                 1,000            1,080
  Richland County (GO) (AMBAC)
   5.200%, 12/01/08                                   515              556
  Sandusky County Hospital Facility Authority,
   Memorial Hospital Project (RB)
   4.900%, 01/01/05                                   500              492
  Southwest Licking Local School District
   (GO) (FGIC)
   5.750%, 12/01/15                                   550              633
   5.750%, 12/01/16                                   400              460
  Springfield Local School District (GO)
   6.100%, 12/01/03                                   250              256
  Stow City School District (GO)
   9.125%, 12/01/06                                   580              721
  Strongsville (GO)
   5.900%, 12/01/15                                   175              197
  Strongsville City School District (GO) (MBIA)
   5.200%, 12/01/09                                   670              745
   5.150%, 12/01/08                                 1,000            1,108
  Strongsville, Prerefunded 12/01/06 @ 102 (GO)
   5.900%, 12/01/15                                 1,400            1,608


                                                            NOVEMBER 30, 2002 89

STATEMENT OF NET ASSETS
TAX FREE BOND FUNDS
(UNAUDITED)


ARMADA OHIO TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------
                                                     PAR             VALUE
                                                    (000)            (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Summit County (GO) (FGIC)
   6.250%, 12/01/11                                $1,235         $  1,471
   6.000%, 12/01/09                                   790              917
  Teays Valley Local School District, Facilities
   Construction & Improvement (GO) (FGIC)
   5.375%, 12/01/10                                 1,000            1,045
  University of Akron General Receipts
   (RB) (AMBAC)
   6.000%, 01/01/07                                   800              898
  University of Cincinnati General Receipts
   (RB) Series R6
   5.350%, 06/01/08                                 1,000            1,036
  University of Cincinnati General Receipts
   (RB) Series T
   5.500%, 06/01/11                                 1,110            1,243
  University of Toledo General Receipts
   (RB) (FGIC) Series A
   5.750%, 12/01/08                                 1,950            1,993
  Upper Arlington City School District
   (GO) (MBIA)
   6.000%, 12/01/05                                 1,170            1,300
  Valley View Village Street Improvement
   (GO) (AMBAC)
   5.550%, 12/01/20                                   450              483
  Vandalia (GO)
   5.350%, 12/01/09                                   505              548
  Washington County Hospital Facility
   Authority, Marietta Area Health
   Care Project (RB) (FSA)
   5.375%, 09/01/18                                 1,500            1,605
  West Chester Township (GO) (AMBAC)
   5.750%, 12/01/15                                 2,145            2,469
  West Clermont Local School District
   (GO) (AMBAC)
   5.650%, 12/01/08                                 1,030            1,138
  West Geauga Local School District
   (GO) (AMBAC)
   8.250%, 11/01/12                                   710              947
   5.650%, 11/01/06                                 1,000            1,084
  Westerville (GO)
   5.250%, 12/01/12                                 1,205            1,318
  Westlake (GO)
   5.300%, 12/01/03                                   500              519
  Westlake City School District
   (GO) Series A
   6.200%, 12/01/06                                 1,635            1,866
  Worthington City School District
   (GO) (FGIC)
   5.850%, 12/01/02                                   500              500
  Wyoming City School District
   (GO) (FGIC) Series B
   5.750%, 12/01/13                                   135              156
   5.750%, 12/01/14                                   690              793
   5.750%, 12/01/15                                   740              852
   5.750%, 12/01/16                                   800              919
   5.750%, 12/01/17                                   400              458

------------------------------------------------------------------------------

Total Municipal Bonds (Cost $154,255)                              163,601
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  NUMBER OF          VALUE
                                                   SHARES            (000)
------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 0.1%
  Armada Ohio Municipal Money
   Market Fund, Class I +                         157,870             $158
------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $158)                      158
------------------------------------------------------------------------------

Total Investments -- 98.6% (Cost $154,413)                         163,759
------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 1.4%
  Investment Advisory Fees Payable                                     (56)
  12b-1 Fees Payable
    Class I                                                            (58)
    Class A                                                             (3)
  Administrative Fees Payable                                          (10)
  Custody Fees Payable                                                  (3)
  Other Assets & Liabilities                                         2,456
------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                               2,326
------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                        158,658
Distributions in excess of net investment income                        (4)
Accumulated net realized loss on investments                        (1,915)
Net unrealized appreciation on investments                           9,346
------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                        $166,085
------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on 13,522,929
  outstanding shares of beneficial interest)                        $11.33
------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  (based on 997,092 outstanding shares of beneficial interest)      $11.29
------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($11.29 / 97.00%)       $11.64
------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  (based on 30,074 outstanding shares of beneficial interest)       $11.27
------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  (based on 97,889 outstanding shares of beneficial interest)       $11.28
------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  (based on 12,311 outstanding shares of beneficial interest)       $11.28
------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($11.28 / 99.00%)                                                 $11.39
--------------------------------------------------------------------------------
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2002, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) ZERO COUPON
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FHA -- FEDERAL HOUSING AUTHORITY
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
TAN -- TAX ANTICIPATION NOTE
SEE NOTES TO FINANCIAL STATEMENTS.

  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                             TAX FREE BOND FUNDS
                                                                     (UNAUDITED)


ARMADA PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                     PAR             VALUE
                                                    (000)            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 93.5%
PENNSYLVANIA -- 90.9%
  Allegheny County Higher Education
   Authority, Community College Project
   (RB) (MBIA) Series A
   5.800%, 06/01/13                                 $1,000           $1,038
  Allegheny County Higher Education
   Authority, Duquesne University Project
   (RB) (AMBAC)
   6.500%, 03/01/10                                    380              447
  Allegheny County Higher Education
   Authority, Duquesne University Project
   (RB) (AMBAC) Series A
   5.000%, 04/01/19                                    500              511
  Allegheny County Port Authority
   (RB) (FGIC)
   5.500%, 03/01/13                                    500              553
  Allegheny County Port Authority,
   Prerefunded 03/01/09 @ 101 (RB) (MBIA)
   6.250%, 03/01/17                                    685              801
  Allegheny County Sewer Sanitation
   Authority (RB) (FGIC) (ETM) (B)
   0.000%, 12/01/08                                  1,000              811
  Allegheny County Sewer Sanitation
   Authority (RB) (MBIA)
   5.750%, 12/01/09                                    225              257
  Blair County (GO) (AMBAC) Series A
   5.000%, 08/01/12                                    500              542
  Bradford County School District, Partially
   Prerefunded 10/01/05 @ 100 (GO) (FGIC)
   5.250%, 10/01/05                                  1,000            1,070
  Bucks County (GO)
   5.250%, 12/01/17                                  1,000            1,039
  Bucks County Community College
   Authority, College Building (RB)
   5.300%, 06/15/10                                    100              107
  Butler County Sewer Authority,
   Prerefunded 01/01/04 @ 100 (RB)
   7.250%, 07/01/12                                     95              100
  Chester County (GO)
   5.100%, 06/15/18                                  1,000            1,032
  Danville Area School District (GO) (FGIC)
   5.000%, 05/15/11                                    545              591
  Dauphin County General Authority,
   Pooled Financing Program II
   (RB) (AMBAC) (A)
   1.200%, 09/01/32                                    265              265
  Delaware River Port Authority, Pennsylvania
   & New Jersey Bridges Project (RB) (ETM)
   6.000%, 01/15/10                                    465              517
  Delaware River Port Authority, Pennsylvania
   & New Jersey Bridges Project (RB) (FSA)
   5.500%, 01/01/10                                    500              560
  Delaware Valley Regional Finance Authority
   (RB) (AMBAC) Series A
   5.900%, 04/15/16                                  1,000            1,080
  Fairview School District (GO) (FGIC)
   6.000%, 02/15/07                                  1,140            1,283

--------------------------------------------------------------------------------
                                                     PAR             VALUE
                                                    (000)            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Garnet Valley School District (GO) (FGIC)
   5.375%, 04/01/13                                 $  500          $   550
  Gettysburg College Municipal Authority
   (RB) (MBIA)
   5.375%, 08/15/13                                  1,000            1,113
  Indiana County Industrial Development
   Authority, New York State Electric & Gas
   (RB) (MBIA) Series A
   6.000%, 06/01/06                                  1,000            1,115
  Lehigh County Industrial Development
   Authority, Pennsylvania Power & Light
   Project (RB) (MBIA) Series A
   6.400%, 11/01/21                                  2,250            2,303
  Lycoming County College Authority,
   Pennsylvania College of Technology
   Project (RB) (AMBAC)
   5.400%, 11/01/08                                  1,000            1,014
  Monroeville County Hospital Authority,
   East Suburban Health Center Project,
   Prerefunded 07/01/04 @ 100 (RB)
   7.600%, 07/01/04                                    620              667
  Montgomery County Higher Education &
   Health Authority, Foulkeways at
   Gwynedd Project (RB)
   6.000%, 11/15/07                                    105              116
   5.900%, 11/15/06                                    190              209
  Montgomery County Higher Education &
   Health Authority, St Joseph's Unviersity
   Project (RB) (CONNIE LEE)
   6.500%, 12/15/22                                    200              204
  Moon Area School District (GO)
   (FGIC) (B) Series A
   0.000%, 11/15/11                                  1,520            1,039
  North Huntingdon Township (RB) (AMBAC)
   5.500%, 04/01/15                                  1,025            1,117
  Northampton County (GO)
   5.125%, 08/15/17                                    735              766
  Oxford Area School District (GO)
   (FGIC) Series A
   5.500%, 02/15/13                                    690              764
  Parkland School District (GO) (FGIC)
   5.375%, 09/01/14                                  1,000            1,108
  Pennsylvania State (GO) Second Series
   5.000%, 08/01/15                                  1,000            1,055
  Pennsylvania State Financing Authority,
   Municipal Capital Improvements
   Program (RB)
   6.600%, 11/01/09                                  1,000            1,059
  Pennsylvania State Higher Educational
   Facilities Authority, La Salle University
   Project (RB) (MBIA)
   5.625%, 05/01/17                                    500              544
  Pennsylvania State Higher Educational
   Facilities Authority, University of
   Pennsylvania Project (RB) Series A
   6.500%, 09/01/04                                    250              270
   5.550%, 09/01/09                                  1,300            1,394




                                                            NOVEMBER 30, 2002 91

STATEMENT OF NET ASSETS
TAX FREE BOND FUNDS
(UNAUDITED)


ARMADA PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                     PAR             VALUE
                                                    (000)            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Housing Finance Agency,
   Residential Development
   Section 8 Project (RB)
   2.950%, 07/01/05                                 $1,000          $ 1,010
  Pennsylvania State Housing Finance Agency,
   Single-Family Mortgage Project
   (RB) (AMT) Series 43
   6.550%, 10/01/03                                    150              153
  Pennsylvania State Industrial
   Development Authority, Economic
   Development Project (RB) (AMBAC)
   6.000%, 01/01/12                                  1,000            1,059
   5.800%, 07/01/09                                    700              796
  Pennsylvania State Infrastructure
   Investment Authority, Pennvest
   Project (RB) Series B
   6.450%, 09/01/04                                  1,500            1,535
  Pennsylvania State Intergovernmental
   Cooperative Authority, Special Tax, City
   of Philadelphia Funding Program
   (RB) (FGIC)
   5.250%, 06/15/12                                    500              538
   5.250%, 06/15/17                                    500              522
  Pennsylvania State University (RB)
   5.250%, 08/15/13                                  1,000            1,099
  Pennsylvania State University (RB) Series A
   4.900%, 08/15/10                                    200              214
  Perkiomen Valley School District (GO) (FSA)
   5.000%, 02/01/17                                    100              103
  Philadelphia Gas Works, Partially
   Prerefunded 07/01/03 @ 102 (RB)
   (FSA) Series 14
   6.250%, 07/01/08                                    300              313
  Philadelphia Hospital Authority, Graduate
   Hospital Project (RB) (ETM)
   7.000%, 07/01/10                                    295              340
  Philadelphia Hospital Authority,
   Thomas Jefferson University Hospital
   Project (RB) (ETM)
   7.000%, 07/01/08                                    175              197
  Philadelphia Industrial Development
   Authority, Fox Chase Cancer Center
   (RB) (A) (C)
   1.250%, 07/01/10                                    900              900
  Philadelphia Redevelopment Authority,
   Neighborhood Tranformation Project
   (RB) (FGIC) Series A
   5.000%, 04/15/09                                    320              348
  Philadelphia Water & Waste Water
   Authority (RB) (MBIA)
   6.250%, 08/01/08                                    500              579
   6.250%, 08/01/11                                    200              235
   5.500%, 06/15/07                                  1,500            1,669
  Pittsburgh & Allegheny County Public
   Auditorium, Regional Asset District
   Sales Tax (RB) (AMBAC)
   5.250%, 02/01/14                                    500              534

--------------------------------------------------------------------------------
                                                     PAR             VALUE
                                                    (000)            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pittsburgh Area School District
   (GO) (FSA) Series A
   5.250%, 09/01/12                                 $2,000          $ 2,210
  Pittsburgh Public Parking Authority
   (RB) (AMBAC)
   6.000%, 12/01/09                                    945            1,094
  Pittsburgh Water & Sewer Authority
   (RB) (AMBAC)
   5.000%, 12/01/14                                    185              196
  Pittsburgh Water & Sewer Authority
   (RB) (FGIC) Series A
   5.000%, 09/01/18                                  1,000            1,029
  Pittsburgh Water & Sewer Authority,
   Capital Appreciation, Senior Lien
   (RB) (FGIC) (B) Series B
   0.000%, 09/01/19                                  2,000              853
  Pittsburgh, Prerefunded 09/01/04 @ 100
   (GO) (MBIA) Series A
   5.500%, 09/01/06                                    955            1,017
  Scranton-Lackawanna Health & Welfare
   Authority, Moses Taylor Hospital
   Project (RB) (ETM)
   6.625%, 07/01/09                                    355              402
  Shaler School District, Capital Appreciation
   (GO) (B) Series A
   0.000%, 11/15/20                                    615              242
  Southeastern Transportation Authority
   (RB) (FGIC) Series A
   5.250%, 03/01/17                                  1,070            1,124
  State Public School Building Authority,
   Delaware County Community College
   Project (RB) (MBIA)
   5.750%, 10/01/16                                    150              165
  Washington County Lease Authority,
   Special Sub-Series (RB) (ETM)
   7.875%, 12/15/18                                  1,000            1,380
  West Mifflin Sewer Authority (RB) (MBIA)
   5.000%, 08/01/14                                    250              262
  West Whiteland Municipal Sewer
   Authority (RB) (ETM)
   6.400%, 09/15/13                                    240              283
                                                                    -------
                                                                     51,412
--------------------------------------------------------------------------------
PUERTO RICO -- 2.6%
  Commonwealth of Puerto Rico Aqueduct
   & Sewer Authority (RB) (MBIA)
   6.000%, 07/01/07                                  1,000            1,144
  Puerto Rico Housing Finance Authority,
   Multi-Family Housing Mortgage
   Project (RB) (FHA)
   7.400%, 04/01/07                                    170              169
   7.300%, 10/01/06                                    160              159
                                                                    -------
                                                                      1,472
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $50,361)                                 52,884
--------------------------------------------------------------------------------


92  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                             TAX FREE BOND FUNDS
                                                                     (UNAUDITED)


ARMADA PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                            NUMBER         VALUE
                                                           OF SHARES       (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 5.4%
  Armada Pennsylvania Tax Exempt
   Money Market Fund, Class I +                            3,054,313     $3,054
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $3,054)                       3,054
--------------------------------------------------------------------------------

Total Investments -- 98.9% (Cost $53,415)                                55,938
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 1.1%
  Investment Advisory Fees Payable                                          (19)
  12b-1 Fees Payable
    Class I                                                                  (8)
  Administrative Fees Payable                                                (3)
  Custody Fees Payable                                                       (2)
  Other Assets & Liabilities                                                630
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                                      598
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                              54,014
Undistributed net investment income                                          15
Accumulated net realized loss on investments                                (16)
Net unrealized appreciation on investments                                2,523
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                              $56,536
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on 5,155,677
  outstanding shares of beneficial interest)                             $10.58
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  (based on 95,088 outstanding shares of beneficial interest)            $10.60
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.60 / 97.00%)            $10.93
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  (based on 91,142 outstanding shares of beneficial interest)            $10.59
--------------------------------------------------------------------------------
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2002, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) ZERO COUPON
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
CONNIE LEE -- COLLEGE CONSTRUCTION LOAN INSURANCE ASSOCIATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FHA -- FEDERAL HOUSING AUTHORITY
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SEE NOTES TO FINANCIAL STATEMENTS.



                                                            NOVEMBER 30, 2002 93

FINANCIAL STATEMENTS
Armada Funds

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)
                                           -----------------------------------------------------------------------------------------
                                              CORE         EQUITY          EQUITY      INTERNATIONAL     LARGE CAP      LARGE CAP
                                           EQUITY FUND   GROWTH FUND     INDEX FUND     EQUITY FUND     ULTRA FUND     VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . .   $  1,127      $   4,136        $  2,324        $  3,554       $    470      $   7,830
Interest+ . . . . . . . . . . . . . . . .         27            166              47           1,186             21            150
Less: foreign taxes withheld . . . . . .          --            (13)             --            (108)            --             (8)
----------------------------------------------------------------------------------------------------------------------------------
Total investment income . . . . . . . . .      1,154          4,289           2,371           4,632            491          7,972
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees . . . . . . . .         488          2,504             478           2,612            393          2,479
Administration fees . . . . . . . . . . .         46            234              96             159             37            231
12b-1 fees:
  Class I Shares . . . . . . . . . . . .          25            116               7              88             19            124
  Class A Shares . . . . . . . . . . . .           1             17              --               2              1              7
  Class B Shares . . . . . . . . . . . .           6             10               5               9             16             29
  Class C Shares . . . . . . . . . . . .           2              2               3               2              1              1
  Class H Shares . . . . . . . . . . . .          --             --              --              --             --             --
Transfer Agent fees . . . . . . . . . . .         25             76              47              67             50             91
Custodian fees . . . . . . . . . . . . .          13             40              20             126             12             40
Professional fees . . . . . . . . . . . .          4             18               7              13              3             18
Printing and shareholder reports . . . .           4              9               4               3              3             15
Registration and filing fees . . . . . .          11             21              11              17             12             15
Trustees' fees . . . . . . . . . . . . .          --              5               1               1             --              2
Miscellaneous . . . . . . . . . . . . . .          1              9               1               1              1              6
Shareholder servicing fees:
  Class A Shares . . . . . . . . . . . .           3            108              10              16              8             43
  Class B Shares . . . . . . . . . . . .           2              3               2               3              5             10
  Class C Shares . . . . . . . . . . . .           1              1               1              --              1             --
  Class H Shares . . . . . . . . . . . .          --             --              --              --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total Expenses . . . . . . . . . . . . .         632           3,173            693           3,119            562          3,111
----------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of Investment Advisory fees . . .          --             --            (205)             --             --             --
Waiver of Administrative fees . . . . . .         --             --              --              --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net Expenses . . . . . . . . . . . . . .         632           3,173            488           3,119            562          3,111
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) . . . . . .         522           1,116          1,883           1,513            (71)         4,861
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on investments
  sold . . . . . . . . . . . . . . . . .      (6,672)       (26,496)        (10,358)        (81,399)       (10,670)        (1,019)
Net realized loss on foreign currency
  transactions . . . . . . . . . . . . .          --             --              --            (334)            --             --
Net realized loss on futures . . . . . .          --         (1,580)         (2,161)        (15,163)           (65)            --
Net change in unrealized appreciation
  on futures . . . . . . . . . . . . . .          --             --             535           2,185             --             --
Net change in unrealized depreciation
  on foreign currency translation . . . .         --             --              --            (700)            --             --
Net change in unrealized appreciation
  (depreciation) on investments . . . . .    (12,259)       (81,633)        (28,448)         (5,012)       (11,478)      (107,963)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments . . . . .     (18,931)      (109,709)        (40,432)       (100,423)       (22,213)      (108,982)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations  . . . . . .    $(18,409)     $(108,593)       $(38,549)       $(98,910)      $(22,284)     $(104,121)
==================================================================================================================================

 * The Small/Mid Cap Value Fund commenced operations on July 1, 2002. + Includes income from securities lending (See Note 8).
 See notes to financial statements.
 94  NOVEMBER 30, 2002

                                                            FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS

                                      SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          SMALL/MID                     AGGRESSIVE
                                            MID CAP       SMALL CAP       SMALL CAP       CAP VALUE      TAX MANAGED    ALLOCATION
                                          GROWTH FUND    GROWTH FUND     VALUE FUND         FUND*        EQUITY FUND      FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . .   $    185      $     250       $   7,049            $ 74       $  1,419          $  41
Interest+ . . . . . . . . . . . . . . . .         46            259             640               5             16              1
Less: foreign taxes withheld . . . . . .          (3)            --              --              --            (13)            --
-----------------------------------------------------------------------------------------------------------------------------------
Total investment income . . . . . . . . .        228            509           7,689              79          1,422             42
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees . . . . . . . .         628          1,143           4,304              42            640              7
Administration fees . . . . . . . . . . .         44             80             301               3             60              2
12b-1 fees:
  Class I Shares . . . . . . . . . . . .          21             41             159               1             30             --
  Class A Shares . . . . . . . . . . . .           3              4              11              --              3             --
  Class B Shares . . . . . . . . . . . .          19             22              28              --             27              1
  Class C Shares . . . . . . . . . . . .           1              1              23              --              3              1
  Class H Shares . . . . . . . . . . . .          --             --               2              --             --              2
Transfer Agent fees . . . . . . . . . . .         68             95              85              10             35             24
Custodian fees . . . . . . . . . . . . .          12             18              49               2             15              2
Professional fees . . . . . . . . . . . .          5              8              24               2              5              1
Printing and shareholder reports . . . .           2              8              29               1              1             --
Registration and filing fees . . . . . .          12             17              34               4              9              2
Trustees' fees . . . . . . . . . . . . .           1              1               6              --              1             --
Miscellaneous . . . . . . . . . . . . . .          1              3              13               1              1             --
Shareholder servicing fees:
  Class A Shares . . . . . . . . . . . .          20             22              66              --             17              3
  Class B Shares . . . . . . . . . . . .           6              7               9              --              9             --
  Class C Shares . . . . . . . . . . . .          --              1               8              --              1             --
  Class H Shares . . . . . . . . . . . .          --             --              --              --             --              1
-----------------------------------------------------------------------------------------------------------------------------------
Total Expenses . . . . . . . . . . . . .         843          1,471           5,151              66            857             46
-----------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of Investment Advisory fees . . .          --             --              --             (26)            --             (7)
Waiver of Administrative fees . . . . . .         --             --              --              (1)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net Expenses . . . . . . . . . . . . . .         843          1,471           5,151              39            857             39
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) . . . . . .        (615)          (962)          2,538              40            565              3
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on investments
  sold . . . . . . . . . . . . . . . . .     (16,443)       (66,557)        (33,155)           (283)         1,843           (652)
Net realized loss on foreign currency
  transactions . . . . . . . . . . . . .          --             --              --              --             --             --
Net realized loss on futures . . . . . .          --         (2,937)         (9,284)            (46)            --             --
Net change in unrealized appreciation
  on futures . . . . . . . . . . . . . .          22            678          10,837              28             --             --
Net change in unrealized depreciation
  on foreign currency translation . . . .         --             --              --              --             --             --
Net change in unrealized appreciation
  (depreciation) on investments . . . . .    (15,896)           830        (127,754)            728        (29,347)          (172)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments . . . . .     (32,317)       (67,986)       (159,356)            427        (27,504)          (824)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations  . . . . . .    $(32,932)     $ (68,948)      $(156,818)           $467       $(26,939)         $(821)
===================================================================================================================================

                                                BALANCED     CONSERVATIVE
                                                ALLOCATION    ALLOCATION         BOND
                                                  FUND           FUND            FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . .          $  696            $96        $    --
Interest+ . . . . . . . . . . . . . . . .           1,542              1         20,841
Less: foreign taxes withheld . . . . . .               (4)            --             --
-----------------------------------------------------------------------------------------
Total investment income . . . . . . . . .           2,234             97         20,841
-----------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees . . . . . . . .              572              8          2,068
Administration fees . . . . . . . . . . .              53              2            263
12b-1 fees:
  Class I Shares . . . . . . . . . . . .               26             --            148
  Class A Shares . . . . . . . . . . . .                3              1              2
  Class B Shares . . . . . . . . . . . .               19              1              8
  Class C Shares . . . . . . . . . . . .                3              2              1
  Class H Shares . . . . . . . . . . . .                2              2             --
Transfer Agent fees . . . . . . . . . . .              52             22             50
Custodian fees . . . . . . . . . . . . .               34              2             44
Professional fees . . . . . . . . . . . .               5              1             19
Printing and shareholder reports . . . .                3             --             21
Registration and filing fees . . . . . .               14              2             17
Trustees' fees . . . . . . . . . . . . .                1             --              4
Miscellaneous . . . . . . . . . . . . . .               4             --             11
Shareholder servicing fees:
  Class A Shares . . . . . . . . . . . .               19              3             14
  Class B Shares . . . . . . . . . . . .                6             --              3
  Class C Shares . . . . . . . . . . . .                1              1             --
  Class H Shares . . . . . . . . . . . .                1              1             --
-----------------------------------------------------------------------------------------
Total Expenses . . . . . . . . . . . . .              818             48          2,673
-----------------------------------------------------------------------------------------
LESS:
Waiver of Investment Advisory fees . . .               --             (8)            --
Waiver of Administrative fees . . . . . .              --             --             --
-----------------------------------------------------------------------------------------
Net Expenses . . . . . . . . . . . . . .              818             40          2,673
-----------------------------------------------------------------------------------------
Net Investment Income (Loss) . . . . . .            1,416             57         18,168
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on investments
  sold . . . . . . . . . . . . . . . . .          (12,741)          (305)        12,059
Net realized loss on foreign currency
  transactions . . . . . . . . . . . . .              (31)            --             --
Net realized loss on futures . . . . . .             (649)            --             --
Net change in unrealized appreciation
  on futures . . . . . . . . . . . . . .              372             --             --
Net change in unrealized depreciation
  on foreign currency translation . . . .              (3)            --             --
Net change in unrealized appreciation
  (depreciation) on investments . . . . .          (5,147)           (19)         5,294
-----------------------------------------------------------------------------------------
Net gain (loss) on investments . . . . .          (18,199)          (324)        17,353
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations  . . . . . .         $(16,783)         $(267)       $35,521
=========================================================================================


                                                           NOVEMBER 30, 2002  95

FINANCIAL STATEMENTS
ARMADA FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------

                                                                  SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)
                                                                  -----------------------------------------------
                                                                         GNMA      INTERMEDIATE  LIMITED MATURITY
                                                                         FUND       BOND FUND       BOND FUND
-----------------------------------------------------------------------------------------------------------------
Investment Income:
Interest+ .........................................................    $  4,717     $  9,605       $  4,867
-----------------------------------------------------------------------------------------------------------------
Total investment income ...........................................       4,717        9,605          4,867
-----------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees ..........................................         461        1,077            538
Administration fees ...............................................          59          137             84
12b-1 fees:
  Class I Shares ..................................................          31           76             46
  Class A Shares ..................................................           1            2              1
  Class B Shares ..................................................           4            6              6
  Class C Shares ..................................................           7            2              4
  Class H Shares ..................................................           1           --              2
Transfer Agent fees ...............................................          23           35             29
Custodian fees ....................................................          20           26             18
Professional fees .................................................           6            9              7
Printing and shareholder reports ..................................           5           10              7
Registration and filing fees ......................................          18           15             16
Trustees' fees ....................................................           1            2              1
Miscellaneous .....................................................           3            7              4
Shareholder servicing fees:
  Class A Shares ..................................................           9           11              8
  Class B Shares ..................................................           1            2              2
  Class C Shares ..................................................           3            1              1
  Class H Shares ..................................................          --           --              1
-----------------------------------------------------------------------------------------------------------------
Total Expenses ....................................................         653        1,418            775
-----------------------------------------------------------------------------------------------------------------
LESS:
Waiver of Investment Advisory fees.................................          --        (294)          (120)
-----------------------------------------------------------------------------------------------------------------
Net Expenses ......................................................         653        1,124            655
-----------------------------------------------------------------------------------------------------------------
Net Investment Income .............................................       4,064        8,481          4,212
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments sold .............................         142        4,571          1,012
Net change in unrealized appreciation
on investments ....................................................       1,347        4,980            763
-----------------------------------------------------------------------------------------------------------------
Net gain on investments ...........................................       1,489        9,551          1,775
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations ..............    $  5,553     $ 18,032       $  5,987
=================================================================================================================

+ Includes income from securities lending (See Note 8).
See notes to financial statements.

 96  NOVEMBER 30, 2002

                                                            FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            U.S.
                                                          TOTAL RETURN   GOVERNMENT  MICHIGAN      NATIONAL      OHIO   PENNSYLVANIA
                                                            ADVANTAGE      INCOME    MUNICIPAL   TAX EXEMPT  TAX EXEMPT  MUNICIPAL
                                                               FUND         FUND     BOND FUND    BOND FUND   BOND FUND  BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest+ ..............................................      $ 6,748       $5,441      $3,844       $4,007      $3,901      $1,268
-----------------------------------------------------------------------------------------------------------------------------------
Total investment income ................................        6,748        5,441       3,844        4,007       3,901       1,268
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees ...............................          695          588         433          484         467         152
Administration fees ....................................           88           75          55           62          59          19
12b-1 fees:
  Class I Shares .......................................           50           38          28           34          32          11
  Class A Shares .......................................            1            3           3            1           2          --
  Class B Shares .......................................            1           27           8            3           1          --
  Class C Shares .......................................           --            3           1           --           4           2
  Class H Shares .......................................           --            1          --           --          --          --
Transfer Agent fees ....................................           24           37          27           21          20          15
Custodian fees .........................................           19           17          14           15          15           7
Professional fees ......................................            6            7           5            6           6           3
Printing and shareholder reports .......................            6            6           4            4           5           2
Registration and filing fees ...........................           15           18          10           12           3           6
Trustees' fees .........................................            1            1           1            1           1           1
Miscellaneous ..........................................            4            5           3            4           4           2
Shareholder servicing fees:
  Class A Shares .......................................            3           19          19            5          13           1
  Class B Shares .......................................            1            9           3            1           1          --
  Class C Shares .......................................           --            1          --           --           1           1
  Class H Shares .......................................           --           --          --           --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total Expenses .........................................          914          855         614          653         634         222
-----------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of Investment Advisory fees......................         (190)          --        (118)        (132)       (127)        (42)
-----------------------------------------------------------------------------------------------------------------------------------
Net Expenses ...........................................          724          855         496          521         507         180
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income ..................................        6,024        4,586       3,348        3,486       3,394       1,088
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments sold ..................        2,630        2,217          77          611          95          --
Net change in unrealized appreciation
on investments .........................................        5,222          653       1,148        1,163       1,839         528
-----------------------------------------------------------------------------------------------------------------------------------
Net gain on investments ................................        7,852        2,870       1,225        1,774       1,934         528
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations ...      $13,876       $7,456      $4,573       $5,260      $5,328      $1,616
===================================================================================================================================


                                                          NOVEMBER 30, 2002   97

FINANCIAL STATEMENTS
ARMADA FUNDS

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    CORE EQUITY FUND                  EQUITY GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE                            FOR THE
                                                            SIX MONTHS ENDED      FOR THE       SIX MONTHS ENDED      FOR THE
                                                            NOVEMBER 30, 2002    YEAR ENDED     NOVEMBER 30, 2002   YEAR ENDED
                                                              (UNAUDITED)       MAY 31, 2002      (UNAUDITED)       MAY 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                   $    522           $    553         $   1,116         $      158
Net realized gain (loss) on investments sold,
futures and foreign currency transactions                        (6,672)             5,859           (28,076)             6,971
Net unrealized depreciation on investments,
futures and foreign currency translation                        (12,259)           (19,964)          (81,633)          (209,261)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations            (18,409)           (13,552)         (108,593)          (202,132)
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
  Class I                                                          (460)              (428)             (815)               (74)
  Class A                                                            (6)                (5)              (27)                --
  Class B                                                            --                 --                --                 --
  Class C                                                            --                 --                --                 --
Distributions from net realized capital gains:
  Class I                                                            --             (2,550)               --             (7,690)
  Class A                                                            --                (79)               --             (1,111)
  Class B                                                            --                (45)               --                (31)
  Class C                                                            --                 (5)               --                 (6)
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                  (466)            (3,112)             (842)            (8,912)
----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
  Class I                                                        10,081             37,383            44,306             66,530
  Class A                                                           635                898            28,032             20,036
  Class B                                                            65                524               307                693
  Class C                                                            34                469                39                460
  Class H                                                            77                  7                62                 27
Reinvestment of cash distributions:
  Class I                                                           414              2,791               417              6,437
  Class A                                                             7                 82                25              1,052
  Class B                                                            --                 43                --                 31
  Class C                                                            --                  5                --                  5
----------------------------------------------------------------------------------------------------------------------------------
                                                                 11,313             42,202            73,188             95,271
----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
  Class I                                                        (2,203)            (9,280)          (81,314)          (155,221)
  Class A                                                          (586)            (1,174)          (31,900)           (30,464)
  Class B                                                          (160)              (355)             (315)              (744)
  Class C                                                           (48)               (12)              (36)              (114)
  Class H                                                            --                 --                --                 --
----------------------------------------------------------------------------------------------------------------------------------
                                                                 (2,997)           (10,821)         (113,565)          (186,543)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share                      8,316             31,381           (40,377)           (91,272)
transactions
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (10,559)            14,717          (149,812)          (302,316)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                             147,009            132,292           806,772          1,109,088
----------------------------------------------------------------------------------------------------------------------------------
End of period                                                  $136,450           $147,009         $ 656,960         $  806,772
==================================================================================================================================

*Includes redemptions as a result of a redemption in kind (See Note 9). See notes to financial statements.
 98  NOVEMBER 30, 2002

                                                            FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                     EQUITY INDEX FUND       INTERNATIONAL EQUITY FUND        LARGE CAP ULTRA FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                               FOR THE                      FOR THE
                                                   FOR THE                   SIX MONTHS                    SIX MONTHS      FOR THE
                                              SIX MONTHS ENDED    FOR THE   ENDED NOVEMBER    FOR THE     ENDED NOVEMBER  YEAR ENDED
                                              NOVEMBER 30, 2002 YEAR ENDED     30, 2002     YEAR ENDED      30, 2002       MAY 31,
                                                  (UNAUDITED)  MAY 31, 2002  (UNAUDITED)   MAY 31, 2002   (UNAUDITED)       2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                        $   1,883    $   3,610     $   1,513     $   3,375      $     (71)   $    (582)
Net realized gain (loss) on investments sold,
futures and foreign currency transactions             (12,519)     (11,511)      (96,896)      (45,253)       (10,735)     (27,095)
Net unrealized depreciation on investments,
futures and foreign currency translation              (27,913)     (43,889)       (3,527)      (21,454)       (11,478)     (23,574)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations  (38,549)     (51,790)      (98,910)      (63,332)       (22,284)     (51,251)
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
  Class I                                              (1,873)      (3,474)           --        (2,172)            --           --
  Class A                                                 (44)         (61)           --           (15)            --           --
  Class B                                                  (3)          (2)           --            --             --           --
  Class C                                                  (2)          (1)           --            --             --           --
Distributions from net realized capital gains:
  Class I                                                  --           --            --            --             --           --
  Class A                                                  --           --            --            --             --           --
  Class B                                                  --           --            --            --             --           --
  Class C                                                  --           --            --            --             --           --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                      (1,922)      (3,538)           --          (2,187)          --           --
----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
  Class I                                              33,200       96,742       379,784       303,937          9,165       20,998
  Class A                                               6,988        3,238        89,039        86,128          1,654        2,186
  Class B                                                 437          799           106           140             57          246
  Class C                                                 137          440           140           265             26          317
  Class H                                                   3           59            45             6             17           10
Reinvestment of cash distributions:
  Class I                                               1,645        3,028            --           831             --           --
  Class A                                                  40           56            --            14             --           --
  Class B                                                   3            2            --            --             --           --
  Class C                                                   2            1            --            --             --           --
----------------------------------------------------------------------------------------------------------------------------------
                                                       42,455      104,365       469,114       391,321         10,919       23,757
----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
  Class I                                             (43,504)     (66,832)     (442,758)*    (329,864)       (39,321)*    (34,458)
  Class A                                              (3,865)      (1,995)      (87,859)      (88,681)        (1,393)      (4,614)
  Class B                                                 (86)        (213)         (548)       (1,661)          (710)      (2,510)
  Class C                                                 (80)         (97)         (168)          (28)           (16)         (26)
  Class H                                                 (31)          --            --            --            (16)          --
----------------------------------------------------------------------------------------------------------------------------------
                                                      (47,566)     (69,137)     (531,333)     (420,234)       (41,456)     (41,608)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share           (5,111)      35,228       (62,219)      (28,913)       (30,537)     (17,851)
transactions
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets               (45,582)     (20,100)     (161,129)      (94,432)       (52,821)     (69,102)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   321,421      341,521       533,752       628,184        136,601      205,703
----------------------------------------------------------------------------------------------------------------------------------
End of period                                       $ 275,839    $ 321,421     $ 372,623     $ 533,752      $  83,780    $ 136,601
==================================================================================================================================

                                                           NOVEMBER 30, 2002  99

FINANCIAL STATEMENTS
ARMADA FUNDS

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  LARGE CAP VALUE FUND               MID CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                               FOR THE                             FOR THE
                                                           SIX MONTHS ENDED      FOR THE        SIX MONTHS ENDED         FOR THE
                                                           NOVEMBER 30, 2002    YEAR ENDED      NOVEMBER 30, 2002       YEAR ENDED
                                                             (UNAUDITED)        MAY 31, 2002       (UNAUDITED)         MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                     $   4,861          $   8,272         $    (615)         $  (1,947)
Net realized gain (loss) on investments sold and futures            (1,019)            11,962           (16,443)           (26,231)
Net unrealized appreciation (depreciation) on investments
  and futures                                                     (107,963)           (49,058)          (15,874)           (16,971)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from              (104,121)           (28,824)          (32,932)           (45,149)
  operations
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
  Class I                                                           (4,528)            (8,036)               --                 --
  Class A                                                             (190)              (365)               --                 --
  Class B                                                              (12)               (23)               --                 --
  Class C                                                               (1)                (1)               --                 --
Distributions from net realized capital gains:
  Class I                                                               --            (28,586)               --                 --
  Class A                                                               --             (1,621)               --                 --
  Class B                                                               --               (462)               --                 --
  Class C                                                               --                (12)               --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                   (4,731)           (39,106)               --                 --
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
  Class I                                                           70,921            165,364             3,902             15,437
  Class A                                                            4,202              5,104            13,732             15,526
  Class B                                                              382                608                55                231
  Class C                                                               19                244                16                184
  Class H                                                               54                 17                10                 --
Reinvestment of cash distributions:
  Class I                                                            2,051             25,115                --                 --
  Class A                                                              166              1,770                --                 --
  Class B                                                               12                476                --                 --
  Class C                                                                1                 11                --                 --
------------------------------------------------------------------------------------------------------------------------------------
                                                                    77,808            198,709            17,715             31,378
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
  Class I                                                         (220,191)*          (84,462)          (39,944)*          (29,872)
  Class A                                                           (4,373)            (7,066)          (14,008)           (18,301)
  Class B                                                           (1,593)            (2,941)           (1,085)            (2,493)
  Class C                                                              (18)               (83)              (23)               (32)
  Class H                                                               --                 --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
                                                                  (226,175)           (94,552)          (55,060)           (50,698)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions         (148,367)           104,157           (37,345)           (19,320)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (257,219)            36,227           (70,277)           (64,469)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                              793,194            756,967           170,410            234,879
------------------------------------------------------------------------------------------------------------------------------------
  End of period                                                  $ 535,975          $ 793,194         $ 100,133          $ 170,410
====================================================================================================================================

*Includes redemptions as a result of a redemption in kind (See Note 9). **Commencement of operations.
See notes to financial statements.


100  NOVEMBER 30, 2002

                                                            FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                  SMALL CAP GROWTH FUND               SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                               FOR THE                             FOR THE
                                                           SIX MONTHS ENDED      FOR THE        SIX MONTHS ENDED         FOR THE
                                                           NOVEMBER 30, 2002    YEAR ENDED      NOVEMBER 30, 2002       YEAR ENDED
                                                             (UNAUDITED)        MAY 31, 2002       (UNAUDITED)         MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                     $    (962)         $  (3,042)        $   2,538          $   3,718
Net realized gain (loss) on investments sold and futures           (69,494)           (26,586)          (62,665)              (329)
Net unrealized appreciation (depreciation) on investments
  and futures                                                        1,508            (45,887)         (116,917)            62,087
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       (68,948)           (75,515)         (156,818)           128,470
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
  Class I                                                               --                 --                --             (4,955)
  Class A                                                               --                 --                --                (93)
  Class B                                                               --                 --                --                 (9)
  Class C                                                               --                 --                --                 (5)
Distributions from net realized capital gains:
  Class I                                                               --                 --                --            (57,653)
  Class A                                                               --                 --                --             (1,438)
  Class B                                                               --                 --                --               (293)
  Class C                                                               --                 --                --               (109)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                       --                 --                --            (64,555)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
  Class I                                                           24,052             93,670           111,678            387,085
  Class A                                                            5,858             15,081            43,424             34,457
  Class B                                                               99                271             2,969              5,685
  Class C                                                               43                286             4,933              4,644
  Class H                                                               36                  7               482                416
Reinvestment of cash distributions:
  Class I                                                               --                 --                --             39,211
  Class A                                                               --                 --                --              1,421
  Class B                                                               --                 --                --                301
  Class C                                                               --                 --                --                112
------------------------------------------------------------------------------------------------------------------------------------
                                                                    30,088            109,315           163,486            473,332
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
  Class I                                                          (63,214)*          (63,085)         (183,947)*         (104,898)
  Class A                                                           (5,616)           (18,438)          (14,349)            (6,559)
  Class B                                                             (973)            (2,704)             (758)              (312)
  Class C                                                              (30)               (74)           (1,269)              (121)
  Class H                                                               (6)                --               (51)                --
------------------------------------------------------------------------------------------------------------------------------------
                                                                   (69,839)           (84,301)         (200,374)          (111,890)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions          (39,751)            25,014           (36,888)           361,442
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (108,699)           (50,501)         (193,706)           425,357
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                              298,964            349,465           988,734            563,377
------------------------------------------------------------------------------------------------------------------------------------
  End of period                                                  $ 190,265          $ 298,964          $795,028           $988,734
====================================================================================================================================

                                                       SMALL/MID CAP VALUE FUND
-------------------------------------------------------------------------------
                                                               FOR THE
                                                         PERIOD JULY 1, 2002**
                                                           NOVEMBER 30, 2002
                                                             (UNAUDITED)
-------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                     $     40)
Net realized gain (loss) on investments sold and futures             (329)
Net unrealized appreciation (depreciation) on investments
  and futures                                                         756
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                          467
-------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
  Class I                                                              --
  Class A                                                              --
  Class B                                                              --
  Class C                                                              --
Distributions from net realized capital gains:
  Class I                                                              --
  Class A                                                              --
  Class B                                                              --
  Class C                                                              --
-------------------------------------------------------------------------------
Total dividends and distributions                                      --
-------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
  Class I                                                          19,442
  Class A                                                             621
  Class B                                                              --
  Class C                                                              --
  Class H                                                              --
Reinvestment of cash distributions:
  Class I                                                              --
  Class A                                                              --
  Class B                                                              --
  Class C                                                              --
-------------------------------------------------------------------------------
                                                                   20,063
-------------------------------------------------------------------------------
Value of shares redeemed:
  Class I                                                            (478)
  Class A                                                              (5)
  Class B                                                              --
  Class C                                                              --
  Class H                                                              --
-------------------------------------------------------------------------------
                                                                     (483)
-------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions          19,580
-------------------------------------------------------------------------------
Total increase (decrease) in net assets                            20,047
-------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                                  --
-------------------------------------------------------------------------------
  End of period                                                   $20,047
===============================================================================


                                                           NOVEMBER 30, 2002 101

FINANCIAL STATEMENTS
ARMADA FUNDS

--------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------------------------------------------------------
                                                               TAX MANAGED EQUITY FUND             AGGRESSIVE ALLOCATION FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                               FOR THE                             FOR THE
                                                           SIX MONTHS ENDED      FOR THE       SIX MONTHS ENDED     FOR THE
                                                           NOVEMBER 30, 2002     YEAR ENDED    NOVEMBER 30, 2002    YEAR ENDED
                                                              (UNAUDITED)       MAY 31, 2002      (UNAUDITED)      MAY 31, 2002
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                          $     565         $     596         $       3         $      51
Net realized gain (loss) on investments sold, futures and
  foreign currency transactions                                    1,843             1,624              (652)             (214)
Net unrealized appreciation (depreciation) on investments,
  futures and foreign currency translation                       (29,347)          (30,803)             (172)             (245)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from             (26,939)          (28,583)             (821)             (408)
  operations
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
  Class I                                                           (458)             (595)               --               (30)
  Class A                                                            (23)              (13)               --               (24)
  Class B                                                             --                --                --                (1)
  Class C                                                             --                --                --                (1)
  Class H                                                             --                --                --                --
Return of Capital:
  Class I                                                             --                --                --               (12)
  Class A                                                             --                --                --               (11)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                   (481)             (608)               --               (79)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
  Class I                                                          4,541            15,550                79               564
  Class A                                                          1,793             4,171               247               455
  Class B                                                            373             1,161               128               139
  Class C                                                             11               439                20               232
  Class H                                                             89                27               153               521
Reinvestment of cash distributions:
  Class I                                                             18                19                --                38
  Class A                                                             18                11                --                35
  Class B                                                             --                --                --                 1
  Class C                                                             --                --                --                 1
  Class H                                                             --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
                                                                   6,843            21,378               627             1,986
--------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
  Class I                                                        (11,649)          (32,446)               (5)               --
  Class A                                                         (1,915)           (3,907)             (132)              (16)
  Class B                                                         (1,102)           (1,657)              (16)               (6)
  Class C                                                           (161)             (220)              (15)               (4)
  Class H                                                             --                --               (13)               --
--------------------------------------------------------------------------------------------------------------------------------
                                                                 (14,827)          (38,230)             (181)              (26)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions         (7,984)          (16,852)              446             1,960
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (35,404)          (46,043)             (375)            1,473
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                            203,330           249,373             6,472             4,999
--------------------------------------------------------------------------------------------------------------------------------
  End of period                                                $ 167,926         $ 203,330         $   6,097         $   6,472
================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.
102 NOVEMBER 30, 2002

                                                            FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                          BALANCED ALLOCATION FUND                    CONSERVATIVE ALLOCATION FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                               FOR THE                              FOR THE
                                                          SIX MONTHS ENDED       FOR THE       SIX MONTHS ENDED        FOR THE
                                                          NOVEMBER 30, 2002     YEAR ENDED     NOVEMBER 30, 2002     YEAR ENDED
                                                             (UNAUDITED)       MAY 31, 2002       (UNAUDITED)       MAY 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                          $   1,416         $   3,922         $      57         $     137
Net realized gain (loss) on investments sold,
  futures and foreign currency transactions                      (13,421)          (13,814)             (305)             (131)
Net unrealized appreciation (depreciation) on
  investments, futures and foreign currency translation           (4,778)             (488)              (19)              (73)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                (16,783)          (10,380)             (267)              (67)
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
  Class I                                                         (1,420)           (3,660)              (21)              (77)
  Class A                                                           (146)             (235)              (17)              (67)
  Class B                                                            (29)              (66)               (1)               (1)
  Class C                                                             (4)               (5)               (3)               (4)
  Class H                                                             (4)               (1)               (3)               --
Return of Capital:
  Class I                                                             --                --                --                --
  Class A                                                             --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                 (1,603)           (3,967)              (45)             (149)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
  Class I                                                          8,943            21,123                12               260
  Class A                                                          4,807             7,003               204               248
  Class B                                                          1,109             1,609               250               217
  Class C                                                             45               780                57               741
  Class H                                                            527               343               434               362
Reinvestment of cash distributions:
  Class I                                                          1,285             3,349                19                72
  Class A                                                            141               222                17                66
  Class B                                                             27                62                 1                 1
  Class C                                                              4                 5                 2                 4
  Class H                                                              3                 1                 3                --
---------------------------------------------------------------------------------------------------------------------------------
                                                                  16,891            34,497               999             1,971
---------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
  Class I                                                        (28,599)          (40,648)               --                --
  Class A                                                         (4,518)           (3,136)              (40)              (48)
  Class B                                                         (1,042)           (1,082)              (19)              (53)
  Class C                                                           (105)              (43)              (91)              (88)
  Class H                                                            (35)               --               (42)               --
---------------------------------------------------------------------------------------------------------------------------------
                                                                 (34,299)          (44,909)             (192)             (189)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                                             (17,408)          (10,412)              807             1,782
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (35,794)          (24,759)              495             1,566
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                            181,130           205,889             6,666             5,100
---------------------------------------------------------------------------------------------------------------------------------
  End of period                                                $ 145,336         $ 181,130         $   7,161         $   6,666
=================================================================================================================================

                                                                     BOND FUND
--------------------------------------------------------------------------------------------
                                                                FOR THE
                                                          SIX MONTHS ENDED       FOR THE
                                                          NOVEMBER 30, 2002     YEAR ENDED
                                                             (UNAUDITED)       MAY 31, 2002
--------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                         $  18,168         $  47,369
Net realized gain (loss) on investments sold,
  futures and foreign currency transactions                      12,059             4,441
Net unrealized appreciation (depreciation) on
  investments, futures and foreign currency translation           5,294             8,380
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                35,521            60,190
-----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
  Class I                                                       (17,265)          (46,303)
  Class A                                                          (239)             (501)
  Class B                                                           (42)             (106)
  Class C                                                            (3)               (5)
  Class H                                                            (1)               --
Return of Capital:
  Class I                                                            --                --
  Class A                                                            --                --
-----------------------------------------------------------------------------------------
Total dividends and distributions                               (17,550)          (46,915)
-----------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
  Class I                                                        77,455           112,645
  Class A                                                         6,147             6,482
  Class B                                                           338               239
  Class C                                                            29                91
  Class H                                                            79                 5
Reinvestment of cash distributions:
  Class I                                                         3,160            11,011
  Class A                                                           165               343
  Class B                                                            34                89
  Class C                                                             3                 5
  Class H                                                             1                --
-----------------------------------------------------------------------------------------
                                                                 87,411           130,910
-----------------------------------------------------------------------------------------
Value of shares redeemed:
  Class I                                                      (227,634)         (180,977)
  Class A                                                        (4,227)           (6,376)
  Class B                                                          (307)             (546)
  Class C                                                           (17)               (9)
  Class H                                                            --                --
-----------------------------------------------------------------------------------------
                                                               (232,185)         (187,908)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                                           (144,774)          (56,998)
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        (126,803)          (43,723)
-----------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                           810,506           854,229
-----------------------------------------------------------------------------------------
  End of period                                               $ 683,703         $ 810,506
=========================================================================================




                                                           NOVEMBER 30, 2002 103

FINANCIAL STATEMENTS
ARMADA FUNDS

-----------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
-----------------------------------------------------------------------------------------------------------------------------
                                                                    GNMA FUND                      INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                             FOR THE                             FOR THE
                                                         SIX MONTHS ENDED       FOR THE      SIX MONTHS ENDED      FOR THE
                                                        NOVEMBER 30, 2002     YEAR ENDED    NOVEMBER 30, 2002     YEAR ENDED
                                                           (UNAUDITED)       MAY 31, 2002      (UNAUDITED)       MAY 31, 2002
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                       $   4,064         $   8,143         $   8,481         $  18,535
Net realized gain on investments sold                             142               218             4,571             3,470
Net unrealized appreciation on investments                      1,347             1,723             4,980             2,291
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations            5,553            10,084            18,032            24,296
-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
  Class I                                                      (4,016)           (8,096)           (8,254)          (18,107)
  Class A                                                        (171)             (105)             (191)             (406)
  Class B                                                         (20)              (16)              (25)              (62)
  Class C                                                         (40)              (36)               (9)              (12)
  Class H                                                          (4)               --                (2)               --
Distributions from net realized capital gains:
  Class I                                                          --                --                --                --
  Class A                                                          --                --                --                --
  Class B                                                          --                --                --                --
  Class C                                                          --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                              (4,251)           (8,253)           (8,481)          (18,587)
-----------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
  Class I                                                      30,984            43,606            80,240           144,818
  Class A                                                       1,307             5,805             3,096             2,456
  Class B                                                         810               490               429               279
  Class C                                                         290             1,802               179               301
  Class H                                                         407                15               129                39
Reinvestment of cash distributions:
  Class I                                                         508             1,132             2,049             4,199
  Class A                                                         130                74               129               280
  Class B                                                          17                15                20                48
  Class C                                                          33                32                 7                 9
  Class H                                                           3                --                 2                --
-----------------------------------------------------------------------------------------------------------------------------
                                                               34,489            52,971            86,280           152,429
-----------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
  Class I                                                     (28,158)          (25,002)          (55,244)         (152,851)
  Class A                                                        (422)             (468)           (2,091)           (2,106)
  Class B                                                         (74)             (140)             (273)             (295)
  Class C                                                         (67)             (113)             (102)              (78)
  Class H                                                         (37)               --                --                --
-----------------------------------------------------------------------------------------------------------------------------
                                                              (28,758)          (25,723)          (57,710)         (155,330)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share                    5,731            27,248            28,570            (2,901)
  transactions
-----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         7,033            29,079            38,121             2,808
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                         164,118           135,039           357,611           354,803
-----------------------------------------------------------------------------------------------------------------------------
  End of period                                             $ 171,151         $ 164,118         $ 395,732         $ 357,611
=============================================================================================================================

See notes to financial statements
104 NOVEMBER 30, 2002

                                                            FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                            LIMITED MATURITY BOND FUND           TOTAL RETURN ADVANTAGE FUND
------------------------------------------------------------------------------------------------------------------------------
                                                             FOR THE                            FOR THE
                                                        SIX MONTHS ENDED       FOR THE       SIX MONTHS ENDED      FOR THE
                                                       NOVEMBER 30, 2002     YEAR ENDED     NOVEMBER 30, 2002     YEAR ENDED
                                                           (UNAUDITED)      MAY 31, 2002       (UNAUDITED)       MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                       $   4,212         $   9,981         $   6,024         $  15,680
Net realized gain on investments sold                           1,012             1,468             2,630             2,579
Net unrealized appreciation on investments                        763               634             5,222             4,416
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations            5,987            12,083            13,876            22,675
------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to shareholders:
DIVIDENDS FROM NET INVESTMENT INCOME:
  Class I                                                      (4,161)           (9,717)           (5,565)          (15,539)
  Class A                                                        (104)             (249)              (47)              (57)
  Class B                                                         (19)              (35)               (7)              (10)
  Class C                                                         (16)              (13)               (1)               (2)
  Class H                                                          (7)               (1)               --                --
Distributions from net realized capital gains:
  Class I                                                          --                --              (877)              (96)
  Class A                                                          --                --               (11)               --
  Class B                                                          --                --                (1)               --
  Class C                                                          --                --                (1)               --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                              (4,307)          (10,015)           (6,510)          (15,704)
------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
  Class I                                                     126,579           130,948            14,783            27,218
  Class A                                                      22,458            11,057             2,625               846
  Class B                                                         419               818               112               159
  Class C                                                         564               927               136                74
  Class H                                                         636               173                --                --
Reinvestment of cash distributions:
  Class I                                                       1,276             3,080             3,334             8,583
  Class A                                                          75               178                41                41
  Class B                                                          16                30                 7                 9
  Class C                                                          14                10                 2                 1
  Class H                                                           5                 1                --                --
------------------------------------------------------------------------------------------------------------------------------
                                                              152,042           147,222            21,040            36,931
------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
  Class I                                                     (95,290)         (112,954)          (44,616)         (138,681)
  Class A                                                     (21,213)           (9,274)             (864)             (753)
  Class B                                                        (197)             (269)              (38)              (15)
  Class C                                                         (56)             (112)               (1)              (56)
  Class H                                                         (38)               --                --                --
------------------------------------------------------------------------------------------------------------------------------
                                                             (116,794)         (122,609)          (45,519)         (139,505)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
  transactions                                                 35,248            24,613           (24,479)         (102,574)
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        36,928            26,681           (17,113)          (95,603)
------------------------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of period                                         222,752           196,071           261,091           356,694
------------------------------------------------------------------------------------------------------------------------------
  End of period                                             $ 259,680         $ 222,752         $ 243,978         $ 261,091
==============================================================================================================================

                                                              U.S. GOVERNMENT INCOME FUND
----------------------------------------------------------------------------------------------
                                                               FOR THE
                                                            SIX MONTHS ENDED      FOR THE
                                                           NOVEMBER 30, 2002    YEAR ENDED
                                                             (UNAUDITED)       MAY 31, 2002
----------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                        $   4,586         $  10,503
Net realized gain on investments sold                            2,217             2,321
Net unrealized appreciation on investments                         653             2,096
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations             7,456            14,920
----------------------------------------------------------------------------------------------
Dividends and Distributions to shareholders:
DIVIDENDS FROM NET INVESTMENT INCOME:
  Class I                                                       (5,067)           (9,295)
  Class A                                                         (376)             (655)
  Class B                                                         (157)             (291)
  Class C                                                          (21)              (25)
  Class H                                                           (3)               --
Distributions from net realized capital gains:
  Class I                                                           --                --
  Class A                                                           --                --
  Class B                                                           --                --
  Class C                                                           --                --
----------------------------------------------------------------------------------------------
Total dividends and distributions                               (5,624)          (10,266)
----------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
  Class I                                                       49,711            88,961
  Class A                                                       12,197             2,613
  Class B                                                        1,532             1,134
  Class C                                                          582               974
  Class H                                                          327                22
Reinvestment of cash distributions:
  Class I                                                          710             1,221
  Class A                                                          247               374
  Class B                                                          101               182
  Class C                                                           18                21
  Class H                                                            1                --
----------------------------------------------------------------------------------------------
                                                                65,426            95,502
----------------------------------------------------------------------------------------------
Value of shares redeemed:
  Class I                                                      (48,089)          (64,260)
  Class A                                                       (9,928)           (3,791)
  Class B                                                         (899)           (1,846)
  Class C                                                         (108)             (361)
  Class H                                                          (29)               --
----------------------------------------------------------------------------------------------
                                                               (59,053)          (70,258)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
  transactions                                                   6,373            25,244
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          8,205            29,898
----------------------------------------------------------------------------------------------
Net Assets:
  Beginning of period                                          206,717           176,819
----------------------------------------------------------------------------------------------
  End of period                                              $ 214,922         $ 206,717
==============================================================================================


                                                           NOVEMBER 30, 2002 105

FINANCIAL STATEMENTS
ARMADA FUNDS

------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------
                                                         MICHIGAN MUNICIPAL BOND FUND         NATIONAL TAX EXEMPT BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                                                            FOR THE                              FOR THE
                                                        SIX MONTHS ENDED        FOR THE      SIX MONTHS ENDED     FOR THE
                                                        NOVEMBER 30, 2002     YEAR ENDED     NOVEMBER 30, 2002    YEAR ENDED
                                                           (UNAUDITED)       MAY 31, 2002      (UNAUDITED)       MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                       $   3,348         $   7,315         $   3,486         $   7,158
Net realized gain on investments sold                              77               234               611             1,065
Net unrealized appreciation on investments                      1,148             1,207             1,163             1,598
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations            4,573             8,756             5,260             9,821
------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
  Class I                                                      (2,984)           (6,441)           (3,363)           (6,734)
  Class A                                                        (306)             (764)              (78)             (278)
  Class B                                                         (33)              (71)              (12)              (19)
  Class C                                                          (5)               (4)               (1)               (2)
  Class H                                                          --                --                --                --
Distributions from net realized capital gains:
  Class I                                                          --              (188)               --                --
  Class A                                                          --               (28)               --                --
  Class B                                                          --                (3)               --                --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                              (3,328)           (7,499)           (3,454)           (7,033)
------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
  Class I                                                      16,576            13,638            15,110            35,186
  Class A                                                       1,145            11,200             1,663             2,977
  Class B                                                         282               353               104               374
  Class C                                                           7               280                64                18
  Class H                                                          --                --                --                --
Reinvestment of cash distributions:
  Class I                                                         391               814               143               314
  Class A                                                         183               567                38               219
  Class B                                                          22                53                 6                12
  Class C                                                           4                 3                 1                 2
  Class H                                                          --                --                --                --
------------------------------------------------------------------------------------------------------------------------------
                                                               18,610            26,908            17,129            39,102
------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
  Class I                                                     (16,669)          (26,477)          (15,567)          (32,613)
  Class A                                                      (3,537)           (9,985)           (4,867)           (2,559)
  Class B                                                        (381)             (399)              (20)             (143)
  Class C                                                          (1)               --                (1)              (85)
  Class H                                                          --                --                --                --
------------------------------------------------------------------------------------------------------------------------------
                                                              (20,588)          (36,861)          (20,455)          (35,400)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share                   (1,978)           (9,953)           (3,326)            3,702
  transactions
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (733)           (8,696)           (1,520)            6,490
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                         155,783           164,479           175,731           169,241
------------------------------------------------------------------------------------------------------------------------------
  End of period                                             $ 155,050         $ 155,783         $ 174,211         $ 175,731
==============================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.



106 NOVEMBER 30, 2002

                                                            FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  OHIO TAX EXEMPT BOND FUND         PENNSYLVANIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE                              FOR THE
                                                               SIX MONTHS ENDED       FOR THE       SIX MONTHS ENDED      FOR THE
                                                              NOVEMBER 30, 2002     YEAR ENDED     NOVEMBER 30, 2002    YEAR ENDED
                                                                 (UNAUDITED)       MAY 31, 2002       (UNAUDITED)      MAY 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                             $   3,394         $   7,073         $   1,088         $   2,081
Net realized gain on investments sold                                    95               833                --                47
Net unrealized appreciation on investments                            1,839             1,651               528               423
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  5,328             9,557             1,616             2,551
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to shareholders:
DIVIDENDS FROM NET INVESTMENT INCOME:
  Class I                                                            (3,174)           (6,640)           (1,058)           (2,034)
  Class A                                                              (203)             (428)              (19)              (29)
  Class B                                                                (4)               (1)               --                --
  Class C                                                               (17)              (30)              (10)               (7)
  Class H                                                                (2)               --                --                --
Distributions from net realized capital gains:
  Class I                                                                --                --                --                --
  Class A                                                                --                --                --                --
  Class B                                                                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                    (3,400)           (7,099)           (1,087)           (2,070)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
  Class I                                                             9,803            26,279             7,367            13,949
  Class A                                                             2,097             5,217               208               648
  Class B                                                               174               160                --                --
  Class C                                                               145             1,488               536               458
  Class H                                                               108               119                --                --
Reinvestment of cash distributions:
  Class I                                                               182               375                40                67
  Class A                                                               165               363                 8                12
  Class B                                                                 2                --                --                --
  Class C                                                                13                19                 8                 7
  Class H                                                                 1                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     12,690            34,020             8,167            15,141
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
  Class I                                                           (13,004)          (31,185)           (4,681)           (8,613)
  Class A                                                            (2,756)           (2,519)             (235)              (51)
  Class B                                                                --                --                --                --
  Class C                                                               (89)             (764)              (41)               (5)
  Class H                                                                --               (90)               --                --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    (15,849)          (34,558)           (4,957)           (8,669)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
  transactions                                                       (3,159)             (538)            3,210             6,472
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (1,231)            1,920             3,739             6,953
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                               167,316           165,396            52,797            45,844
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                                                   $ 166,085         $ 167,316         $  56,536         $  52,797
===================================================================================================================================



                                                          NOVEMBER 30, 2002  107

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS
(UNAUDITED)


1. FUND ORGANIZATION
Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of NOVEMBER 30, 2002, the Trust offered for sale shares of 31 funds. Each Fund is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees, sales charges and investment minimums. With respect to the Equity, Asset Allocation, Fixed Income, and Tax Free Bond Funds, Class I shares are sold without a sales charge; Class A and Class H shares are sold subject to a front-end sales charge; and Class B, Class C and Class H shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances. See page 4, Armada Sales Charge Information, for a description of front-end and contingent deferred sales charges currently in effect. See the respective Fund's prospectus for additional information.

The Trust currently offers five asset categories that consisted of the following Funds as of November 30, 2002 (each referred to as a "Fund" or collectively as the "Funds"):

EQUITY FUNDS
Core Equity Fund, Equity Growth Fund, Equity Index Fund, International Equity Fund, Large Cap Ultra Fund, Large Cap Value Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, Small/Mid Cap Value Fund and Tax Managed Equity Fund;

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund;

FIXED INCOME FUNDS
Bond Fund, GNMA Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and U.S. Government Income Fund;

TAX FREE BOND FUNDS
Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund and Pennsylvania Municipal Bond Fund;

MONEY MARKET FUNDS
Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund,Tax Exempt Money Market Fund, Treasury Money Market Fund and Treasury Plus Money Market Fund.

The financial statements presented herein are those of the Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds. The financial statements of the Money Market Funds are not presented herein, but are presented separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION:

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). If there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and ask prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The

108 NOVEMBER 30, 2002

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS
                                                                     (UNAUDITED)


pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less may be valued at amortized cost. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value. The Aggressive Allocation and Conservative Allocation Funds invest in underlying Armada Funds. The investments in underlying funds are valued at their respective net asset values as determined by those funds each business day.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate an NAV. As a result, the market value of these Funds' investments may change on days when you cannot buy and sell shares of a Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Discounts and market premiums are amortized and classified as interest income over the lives of the respective securities. Dividends are recorded on the ex-dividend date. The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Distributions and shareholder service expenses relating to a specific class are charged directly to that class. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS:

The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on June 1, 2001. Prior to June 1, 2001, the Tax Free Bond Funds did not accrete market discounts on fixed income securities. In accordance with the implementation of the new accounting standards, the Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund and Pennsylvania Municipal Bond Fund were required to record a cumulative effect adjustment to reflect the accretion of market discounts that were not previously recorded. The cumulative adjustments were reclassified between net investment income and net unrealized appreciation of securities and therefore did not impact total net assets or the net asset value per share of the Funds. The statements of changes in net assets and financial highlights for prior periods were not restated to reflect this change.

Prior to June 1, 2001, the Fixed Income Funds recorded paydown gains and losses on mortgage- and asset-backed securities as realized gains and losses, not as adjustments to interest income. The implementation of the accounting changes had no impact on total net assets or the net asset value per share of the Balanced Allocation Fund, Bond Fund, GNMA Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and U.S. Government Income Fund. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect these changes.

The effect of these changes on the financial highlights for the Balanced Allocation Fund, Bond Fund, GNMA Fund, Limited Maturity Bond Fund, Total Return Advantage Fund, U.S. Government Income Fund, Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund and

                                                           NOVEMBER 30, 2002 109

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS
(UNAUDITED)

Pennsylvania Municipal Bond Fund (as presented on pages 15-23) for the year ended May 31, 2002 was:
                              IMPACT OF
                             ADOPTION ON           RATIO OF NET
                          ---------------------     INVESTMENT
                                      REALIZED       INCOME TO
                                        AND         AVERAGE NET
                             NET     UNREALIZED       ASSETS
                          INVESTMENT   GAINS    ------------------
                            INCOME    (LOSSES)   BEFORE    AFTER
                          PER SHARE  PER SHARE  ADOPTION  ADOPTION
                          ---------- ---------- --------  --------
BALANCED
 ALLOCATION FUND
  Class I ..........        $ 0.00    $ 0.00      2.11%    2.13%
  Class A ..........          0.00      0.00      1.86%    1.88%
  Class B ..........          0.00      0.00      1.15%    1.17%
  Class C ..........          0.00      0.00      1.15%    1.17%
  Class H ..........          0.00      0.00      1.15%    1.17%
BOND FUND
  Class I ..........        $ 0.01    $(0.01)     5.64%    5.70%
  Class A ..........          0.01     (0.01)     5.39%    5.45%
  Class B ..........          0.01     (0.01)     4.68%    4.74%
  Class C ..........          0.01     (0.01)     4.68%    4.74%
  Class H ..........          0.01     (0.01)     5.56%    5.62%
GNMA FUND
  Class I ..........        $(0.01)   $ 0.01      5.72%    5.65%
  Class A ..........         (0.01)     0.01      5.47%    5.40%
  Class B ..........         (0.01)     0.01      4.76%    4.69%
  Class C ..........         (0.01)     0.01      4.76%    4.69%
  Class H ..........         (0.01)     0.01      4.21%    4.14%
LIMITED MATURITY
 BOND FUND
  Class I ..........        $ 0.00    $ 0.00      4.90%    4.89%
  Class A ..........          0.00      0.00      4.70%    4.69%
  Class B ..........          0.00      0.00      3.94%    3.93%
  Class C ..........          0.00      0.00      3.94%    3.93%
  Class H ..........          0.00      0.00      3.40%    3.39%
TOTAL RETURN
 ADVANTAGE FUND
  Class I ..........        $ 0.00    $ 0.00      5.42%    5.42%
  Class A ..........          0.00      0.00      5.17%    5.17%
  Class B ..........          0.00      0.00      4.46%    4.46%
  Class C ..........          0.00      0.00      4.46%    4.46%
U.S. GOVERNMENT
 INCOME FUND
  Class I ..........        $(0.02)   $ 0.02      5.47%    5.29%
  Class A ..........         (0.02)     0.02      5.22%    5.04%
  Class B ..........         (0.02)     0.02      4.51%    4.33%
  Class C ..........         (0.02)     0.02      4.51%    4.33%
  Class H ..........         (0.02)     0.02      4.58%    4.40%
MICHIGAN
 MUNICIPAL BOND FUND
  Class I ..........        $ 0.00    $ 0.00      4.44%    4.47%
  Class A ..........          0.00      0.00      4.24%    4.27%
  Class B ..........          0.00      0.00      3.53%    3.56%
  Class C ..........          0.00      0.00      3.48%    3.51%
NATIONAL TAX
 EXEMPT BOND FUND
  Class I ..........        $ 0.01    $(0.01)     4.12%    4.19%
  Class A ..........          0.01     (0.01)     3.92%    3.99%
  Class B ..........          0.01     (0.01)     3.21%    3.28%
  Class C ..........          0.01     (0.01)     3.16%    3.23%
OHIO TAX
 EXEMPT BOND FUND
  Class I ..........        $ 0.00    $ 0.00      4.22%    4.20%
  Class A ..........          0.00      0.00      4.02%    4.00%
  Class B ..........          0.00      0.00      3.31%    3.29%
  Class C ..........          0.00      0.00      3.26%    3.24%
  Class H ..........          0.00      0.00      3.18%    3.16%
PENNSYLVANIA
 MUNICIPAL BOND FUND
  Class I ..........        $ 0.00    $ 0.00      4.40%    4.40%
  Class A ..........          0.00      0.00      4.20%    4.20%
  Class C ..........          0.00      0.00      3.44%    3.44%

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Core Equity, Equity Growth, Equity Index, Large Cap Ultra, Large Cap Value, Mid Cap Growth, Tax Managed Equity, Aggressive Allocation and Balanced Allocation Funds, if any, are declared and paid quarterly; dividends from net investment income of the International Equity, Small Cap Growth, Small Cap Value and Small/Mid Cap Value Funds, if any, are declared and paid annually. Dividends from net investment income of the Bond, GNMA, Intermediate Bond, Limited Maturity Bond, Total Return Advantage, U.S. Government Income, Michigan Municipal Bond, National Tax Exempt Bond, Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds are declared daily and paid monthly. Dividends from net investment income of the Conservative Allocation Fund are declared and paid monthly. Any net realized capital gains will be distributed at least annually for all of the Funds.

FOREIGN CURRENCY TRANSLATION:

The books and records of the International Equity and Balanced Allocation Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in operations for the current period. The Funds do not isolate the portion of gains and losses on investments which are due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

FORWARD FOREIGN CURRENCY CONTRACTS:

Certain Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are

110 NOVEMBER 30, 2002

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS
                                                                     (UNAUDITED)

recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. As of November 30, 2002, forward foreign currency contracts outstanding were as follows:

                          CONTRACTS TO         IN                   UNREALIZED
                             RECEIVE        EXCHANGE               APPRECIATION
                            (DELIVER)         FOR     SETTLEMENT  (DEPRECIATION)
                              (000)          (000)       DATE         (000)
                          ------------      --------  ----------  -------------

INTERNATIONAL EQUITY FUND
-------------------------
FOREIGN CURRENCY PURCHASES:
        EU                     20,644    $   20,000     12/17/02    $   510
        JP                  4,884,160        40,000     01/07/03        (64)
                                                                     -------
                                                                        446
FOREIGN CURRENCY SALES:
        EU                    (20,644)      (20,105)    12/17/02       (405)
        JP                 (4,884,160)      (39,311)    01/07/03       (625)
                                                                     -------
                                                                     (1,030)
EU -- Euro      JP -- Japanese Yen

FUTURES CONTRACTS:

Certain Funds may engage in futures contracts for the purpose of hedging against the value of the portfolio securities held and in the value of the securities a Fund intends to purchase, in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized gain or loss, if any, is shown in the financial statements.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Financial futures contracts open at November 30, 2002 were as follows:

                              Notional
                  Number        Cost                Unrealized
                   of          Amount  Expiration   Gain (Loss)
Fund            Contracts      (000)      Date        (000)
----            ---------     -------- ----------   -----------
EQUITY INDEX FUND:
S&P 500
  Composite
  Index            24        $  5,193   12/19/02      $  423
                                                      ------

INTERNATIONAL EQUITY FUND:
FTSE 100 Index    660          42,318   12/23/02         526
SPI 200 Index     420          17,811   01/02/03         177
TOPIX Index        70           4,977   12/31/02          86
                                                      ------
                                                         789
                                                      ------

MID CAP GROWTH FUND:
S&P Mid Cap 400
  Index             7           1,549   12/19/02          22
                                                      ------

SMALL CAP GROWTH FUND:
Russell 2000
  Index            67          13,150   12/19/02         465
                                                      ------

SMALL CAP VALUE FUND:
Russell 2000
  Index           311          53,663   12/19/02       9,532
                                                      ------

SMALL/MID CAP VALUE FUND:
Russell 2000
  Index             6           1,191   12/19/02          28
                                                      ------

BALANCED ALLOCATION FUND:
FTSE 100 Index      8             526   12/23/02          (7)
Russell 2000
  Index            12           2,159   12/19/02         280
S&P 500
  Composite
  Index             9           2,053   12/19/02          53
TOPIX Index         3             212   12/31/02           5
                                                      ------
                                                         331
                                                      ------

In connection with the outstanding futures contracts, $342,000, $25,285,000, $73,500, $804,000, $3,732,000, $72,000, and $1,234,250 is held by the broker as collateral as of November 30, 2002 for the Equity Index, International Equity, Mid Cap Growth, Small Cap Growth, Small Cap Value, Small/Mid Cap Value and Balanced Allocation Funds, respectively.

                                                           NOVEMBER 30, 2002 111

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS
(UNAUDITED)

TBA PURCHASE COMMITMENTS:

The Balanced Allocation, Bond, GNMA, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and U.S. Government Income Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase agreements are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation"above.

MORTGAGE DOLLAR ROLLS:

For the purpose of enhancing the Fund's yield, the Balanced Allocation, Bond, GNMA, Intermediate Bond, Total Return Advantage and U.S. Government Income Funds may enter into mortgage dollar rolls (principally in TBA securities) in which the Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Fund accounts for such dollar rolls as purchases and sales and maintains liquid high-grade securities in an amount at least equal to its commitment to repurchase.

REPURCHASE AGREEMENTS:

Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any remaining loss may be subject to legal proceedings.

EQUITY-LINKED WARRANTS:

The International Equity and Balanced Allocation Funds each may invest in equity-linked warrants. A Fund purchases the equity-linked warrants from a broker, who in turn is expected to purchase shares in the local market and issue a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are expected to be sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock, less transaction costs. Equity-linked warrants are valued at the closing price of the underlying security, then adjusted for stock dividends declared by the underlying security. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS:

Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested.

3. INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER RELATED PARTY TRANSACTIONS

Fees paid by the Trust pursuant to the Advisory Agreements with National City Investment Management Company (the "Adviser" or "IMC"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net

112 November 30, 2002

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS
                                                                     (UNAUDITED)

assets. The Adviser may from time to time waive its fees payable by the Funds. At NOVEMBER 30, 2002, advisory fees accrued and unpaid amounted to:
                                      ANNUAL
                                       RATE         (000)
                                     --------      -------
Core Equity Fund ...................   0.75%          $ 81
Equity Growth Fund .................   0.75%           401
Equity Index Fund ..................   0.35%            44
International Equity Fund ..........   1.15%           350
Large Cap Ultra Fund ...............   0.75%            51
Large Cap Value Fund ...............   0.75%           320
Mid Cap Growth Fund ................   1.00%            81
Small Cap Growth Fund ..............   1.00%           156
Small Cap Value Fund ...............   1.00%           629
Small/Mid Cap Value Fund ...........   1.00%             7
Tax Managed Equity Fund ............   0.75%           103
Aggressive Allocation Fund .........   0.25%            --
Balanced Allocation Fund ...........   0.75%            88
Conservative Allocation Fund .......   0.25%            --
Bond Fund ..........................   0.55%           307
GNMA Fund ..........................   0.55%            77
Intermediate Bond Fund .............   0.55%           131
Limited Maturity Bond Fund .........   0.45%            74
Total Return Advantage Fund ........   0.55%            81
U.S. Government Income Fund ........   0.55%            98
Michigan Municipal Bond Fund .......   0.55%            52
National Tax Exempt Bond Fund ......   0.55%            57
Ohio Tax Exempt Bond Fund ..........   0.55%            56
Pennsylvania Municipal Bond Fund ...   0.55%            19

The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Class A, Class B, Class C and Class H shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, B, C, or H shares in consideration for payment of up to 0.25% on an annual basis of the net asset value of each Fund's Class A, B, C, or H shares.

National City Bank ("NCB") serves as the Funds' Custodian. For its services as the Trust's custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average net assets; (ii) 0.010% of the next $650 million of average net assets; and (iii) 0.008% of the average net assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodial fee and is reimbursed for out-of-pocket expenses.

The Trust and SEI Investments Distribution Co. ("SEI"or the "Distributor") are parties to a distribution agreement dated May 1, 1998. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Trust reimburses the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average net assets of the Funds' Class I and Class A shares. Currently, the Funds'expens-es incurred under the plan are approximately 0.04% for Class I and Class A Shares, with the exception of the Equity Index Fund, which is currently 0.005% for Class I and Class A Shares. Effective October 1, 2002, the Small/Mid Cap Value Fund's expenses incurred under the plan is approximately 0.02% for Class I and Class A Shares.The Trust also has adopted plans under Rule 12b-1 with respect to Class B Shares, Class C Shares and Class H Shares pursuant to which the Trust, excluding the Aggressive Allocation and Conservative Allocation Funds, compensates the Distributor for distribution up to services in an amount up to 0.75% per annum of the average net assets of the Funds' Class B, Class C and Class H Shares. The Aggressive Allocation and Conservative Allocation Funds compensate the Distributor for distribution services in an amount of up to 0.65% per annum of the average net assets of the Funds' Class B, Class C and Class H Shares.

Each Trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $16,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated on a prorata basis across the portfolios of Armada Funds and The Armada Advantage Funds, another registered investment company managed by the Adviser. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.
                                                           NOVEMBER 30, 2002 113

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS
(UNAUDITED)

Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan.The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

The Trust, SEI Investments Global Funds Services ("SIGFS"), formerly known as SEI Investments Mutual Funds Services, and NCB are parties to a Co-Administration Agreement effective as of August 15, 2000, as amended, under which SIGFS and NCB provide administrative services in exchange for fees at the annual rate of 0.0700%, of which 0.0325% is allocated to SIGFS and 0.0375% is allocated to NCB based on the average daily net assets of all the Trust's Funds. Prior to September 1, 2002, the following rates were in effect based on the average daily net assets of all the Trust's Funds.

                             AGGREGATE      PORTION         PORTION
COMBINED AVERAGE               ANNUAL      ALLOCATED       ALLOCATED
DAILY NET ASSETS                RATE        TO SIGFS        TO NCB
----------------             ---------     ---------       ---------
Up to $16 billion .........     0.07          0.05          0.020%
From $16 billion to
 $20 billion ..............     0.07          0.04          0.030%
Over $20 billion ..........     0.06          0.03          0.030%

Expenses paid by the Trust for the six months ended November 30, 2002, include legal fees of $353,766 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Armada Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.

4.  INVESTMENTS

During the six months ended NOVEMBER 30, 2002, purchases and sales of securities, other than short-term investments or U.S. government obligations, aggregated:
                                          PURCHASES (000) SALES (000)
                                          --------------- -----------
Core Equity Fund ..........................    $ 54,558    $ 46,890
Equity Growth Fund ........................     202,075     252,875
Equity Index Fund .........................       8,303      16,183
International Equity Fund .................     250,990     341,680
Large Cap Ultra Fund ......................      31,445      62,147
Large Cap Value Fund ......................     128,369     285,795
Mid Cap Growth Fund .......................      44,956      79,586
Small Cap Growth Fund .....................     150,327     183,064
Small Cap Value Fund ......................     474,948     514,437
Small/Mid Cap Value Fund ..................      21,142       3,306
Tax Managed Equity Fund ...................          --       7,733
Aggressive Allocation Fund ................       2,958       2,514
Balanced Allocation Fund ..................      70,939      85,642
Conservative Allocation Fund ..............       2,406       1,622
Bond Fund .................................     151,964     214,938
GNMA Fund .................................          --         168
Intermediate Bond Fund ....................     120,630      75,562
Limited Maturity Bond Fund ................      72,538      43,099
Total Return Advantage Fund ...............      27,825      66,506
U.S. Government Income Fund ...............          --         895
Michigan Municipal Bond Fund ..............       5,620       8,798
National Tax Exempt Bond Fund .............      10,531      12,023
Ohio Tax Exempt Bond Fund .................       3,950       4,392
Pennsylvania Municipal Bond Fund ..........       6,463       2,884

Purchases and sales of long-term U.S. government obligations were:

                                          PURCHASES (000) SALES (000)
                                          --------------- -----------
Balanced Allocation Fund ..............        $ 65,265    $ 78,537
Bond Fund .............................         563,082     722,847
GNMA Fund .............................          64,950      53,271
Intermediate Bond Fund ................         134,323     149,485
Limited Maturity Bond Fund ............          78,329      71,988
Total Return Advantage Fund ...........         104,799     101,224
U.S. Government Income Fund ...........         287,642     353,708

5. FEDERAL INCOME TAXES:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company"under the Internal Revenue Code and make the requisite distributions to shareholders that

114 NOVEMBER 30, 2002

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS
                                                                     (UNAUDITED)

will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, foreign currency gains and losses and the "mark-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes. In addition, certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Post-October losses represent losses realized on investment transactions from November 1, 2001 through May 31, 2002 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At May 31, 2002, the Funds had capital loss carry-forwards available to offset future realized capital gains through the indicated expiration dates:

                                                                      EXPIRING MAY 31,
                                     ----------------------------------------------------------------------------------------------
                                       2003       2004        2005      2006      2007       2008       2009       2010      TOTAL
                                      (000)      (000)       (000)     (000)     (000)      (000)      (000)      (000)      (000)
                                      -----      -----       -----     -----     -----      -----      -----      -----      -----
Equity Index Fund ................   $   --      $  --      $  --      $  --     $   --    $    --    $ 8,714    $ 3,753    $12,467
International Equity Fund* .......       --         --         --         --         --         --      8,277     78,037     86,314
Large Cap Ultra Fund .............       --         --         --         --         --         --      1,885     21,018     22,903
Mid Cap Growth Fund ..............       --         --         --         --         --         --         --     50,026     50,026
Small Cap Growth Fund ............       --         --         --         --         --         --         --     42,793     42,793
Aggressive Allocation Fund .......       --         --         --         --         --         --         --        129        129
Balanced Allocation Fund .........       --         --         --         --         --         --         --     12,181     12,181
Conservative Allocation Fund .....       --         --         --         --         --         --         --         68         68
Bond Fund* .......................       --         --         --         --         --     31,124     24,100     11,953     67,177
GNMA Fund ........................       --         --         --         --         --        411        910         --      1,321
Intermediate Bond Fund* ..........    2,891         --      2,923         --      1,537      6,009      7,604      1,169     22,133
Limited Maturity Bond Fund* ......    2,458        479      1,140        724         --      1,834        755      1,650      9,040
U.S. Government Income Fund ......       --      2,800         --         --         --      1,618      2,228         --      6,646
National Tax Exempt Bond Fund* ...       --         --         --         --         --        570      1,019         --      1,589
Ohio Tax Exempt Bond Fund ........       --         --         --         --         --        366      1,655         --      2,021
Pennsylvania Municipal Bond
Fund .............................       --         --         --         --         --         60         --         --         60

*THE AMOUNT OF THIS LOSS WHICH CAN BE UTILIZED IN SUBSEQUENT YEARS IS SUBJECT TO AN ANNUAL LIMITATION DUE TO THE FUND'S MERGER WITH ITS RESPECTIVE PARKSTONE FUND ON JUNE 9, 2000.
                                                           NOVEMBER 30, 2002 115

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS
(UNAUDITED)


At November 30, 2002, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds were as follows:

                     FEDERAL     AGGREGATE    AGGREGATE
                      TAX          GROSS      GROSS
                      COST     APPRECIATION  DEPRECIATION    NET
                      (000)       (000)       (000)         (000)
                    --------   ------------  ------------   -----
Core Equity
 Fund ..........    $141,345    $  8,258    $(13,334)    $ (5,076)
Equity Growth
 Fund ..........     618,682      79,299     (41,773)      37,526
Equity Index
 Fund ..........     319,586      28,215     (73,049)     (44,834)
International
 Equity Fund ...     377,768      17,370     (25,464)      (8,094)
Large Cap
 Ultra Fund ....      73,817      15,760      (6,374)       9,386
Large Cap
 Value Fund ....     555,123      37,544     (58,641)     (21,097)
Mid Cap
 Growth Fund ...     107,484      11,378     (18,450)      (7,072)
Small Cap
 Growth Fund ...     186,552      17,124     (14,114)       3,010
Small Cap
 Value Fund ....     769,318      85,747     (47,020)      38,727
Small/Mid Cap
 Value Fund ....      19,926       1,301        (573)         728
Tax Managed
 Equity Fund ...      30,637     137,172          --      137,172
Aggressive
 Allocation Fund       6,476         158        (577)        (419)
Balanced
 Allocation Fund     146,089      10,385      (4,587)       5,798
Conservative
 Allocation Fund       7,208         207        (284)         (77)
Bond Fund .....      741,336      28,797      (1,430)      27,367

                     FEDERAL    AGGREGATE     AGGREGATE
                       TAX        GROSS         GROSS
                       COST    APPRECIATION  DEPRECIATION     NET
                      (000)       (000)         (000)        (000)
                    --------   ------------  ------------    -----
GNMA Fund ......    $173,088     $ 6,230       $  (59)     $ 6,171
Intermediate
 Bond Fund .....     385,126      13,511         (568)      12,943
Limited Maturity
 Bond Fund .....     247,812       3,902       (1,000)       2,902
Total Return
 Advantage
  Fund ..........    237,573      11,242         (983)      10,259
US Government
 Income Fund ...     271,763       4,851         (282)       4,569
Michigan
 Municipal
  Bond Fund .....    142,052      11,659         (167)      11,492
National Tax
 Exempt Bond
  Fund ..........    164,532       9,592         (275)       9,317
Ohio Tax Exempt
 Bond Fund .....     154,408       9,419          (68)       9,351
Pennsylvania
 Municipal
  Bond Fund .....     53,363       2,637          (62)       2,575

6. SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized on the following pages for the Funds.

116 NOVEMBER 30, 2002

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS
                                                                     (UNAUDITED)

                                                                           (000)
                            -----------------------------------------------------------------------------------------------------
                                 CLASS I              CLASS A             CLASS B             CLASS C            CLASS H
                            ------------------  -------------------- ------------------- ------------------  --------------------
                            SIX MONTHS   YEAR   SIX MONTHS    YEAR   SIX MONTHS    YEAR  SIX MONTHS   YEAR   SIX MONTHS    YEAR
                               ENDED     ENDED    ENDED       ENDED    ENDED       ENDED   ENDED      ENDED    ENDED       ENDED
                             11/30/02   5/31/02  11/30/02    5/31/02  11/30/02    5/31/02 11/30/02   5/31/02  11/30/02    5/31/02
---------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND
Shares issued .............   1,096      3,263       67          79        7        48        4        45         9          1
Shares reinvested .........      45        254        1           8       --         4       --        --        --         --
Shares redeemed ...........    (238)      (811)     (62)       (107)     (17)      (32)      (5)       (1)       --         --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ...     903      2,706        6         (20)     (10)       20       (1)       44         9          1
=================================================================================================================================
EQUITY GROWTH FUND
Shares issued .............   2,693      3,050    1,703         955       19        34        2        23         4          1
Shares reinvested .........      26        292        2          48       --         1       --        --        --         --
Shares redeemed ...........  (4,893)    (7,157)  (1,935)     (1,444)     (20)      (36)      (2)       (6)       --         --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ...  (2,174)    (3,815)    (230)       (441)      (1)       (1)      --        17         4          1
=================================================================================================================================
EQUITY INDEX FUND
Shares issued .............   4,243      9,784      895         334       56        82       16        47        --          6
Shares reinvested .........     216        312        5           6       --        --       --        --        --         --
Shares redeemed ...........  (5,649)    (6,923)    (489)       (200)     (11)      (21)     (10)      (10)       (4)        --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ...  (1,190)     3,173      411         140       45        61        6        37        (4)         6
=================================================================================================================================
INTERNATIONAL EQUITY FUND
Shares issued .............  47,999     31,843   11,183       9,169       13        15       18        29         6          1
Shares reinvested .........      --         88       --           1       --        --       --        --        --         --
Shares redeemed ........... (56,013)*  (34,553)  (9,340)        (70)    (177)      (22)      (3)       --        --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ...  (8,014)    (2,622)     258        (170)     (57)     (162)      (4)       26         6          1
=================================================================================================================================
LARGE CAP ULTRA FUND
Shares issued .............   1,196      1,928      214         199        8        25        3        30         2          1
Shares reinvested .........      --         --       --          --       --        --       --        --        --         --
Shares redeemed ...........  (5,209)*   (3,208)    (180)       (427)     (98)     (254)      (2)       (3)       (2)        --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ...  (4,013)    (1,280)      34        (228)     (90)     (229)       1        27        --          1
=================================================================================================================================
LARGE CAP VALUE FUND
Shares issued .............   5,265     10,320      308         318       28        38        1        15         4          1
Shares reinvested .........     153      1,613       12         114        1        31       --         1        --         --
Shares redeemed ........... (16,664)*   (5,239)    (317)       (437)    (119)     (184)      (1)       (5)       --         --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ... (11,246)     6,694        3          (5)     (90)     (115)      --        11         4          1
=================================================================================================================================
MID CAP GROWTH FUND
Shares issued .............     762      2,182    2,732       2,213       13        42        4        30         3         --
Shares reinvested .........      --         --       --          --       --        --       --        --        --         --
Shares redeemed ...........  (7,851)*   (4,278)  (2,786)     (2,627)    (261)     (450)      (6)       (6)       --         --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ...  (7,089)    (2,096)     (54)       (414)    (248)     (408)      (2)       24         3         --
=================================================================================================================================
SMALL CAP GROWTH FUND
Shares issued .............   3,454      8,963      840       1,429       14        28        6        29         6          1
Shares reinvested .........      --         --       --          --       --        --       --        --        --         --
Shares redeemed ...........  (9,382)*   (6,090)    (813)     (1,747)    (139)     (276)      (4)       (8)       (1)        --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ...  (5,928)     2,873       27        (318)    (125)     (248)       2        21         5          1
=================================================================================================================================

*Includes redemptions as a result of a redemption in kind (see Note 9).

                                                           NOVEMBER 30, 2002 117

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS
(UNAUDITED)

                                                                           (000)
                               ----------------------------------------------------------------------------------------------------
                                    CLASS I             CLASS A              CLASS B               CLASS C              CLASS H
                               ----------------------------------------------------------------------------------------------------
                               SIX MONTHS   YEAR   SIX MONTHS YEAR     SIX MONTHS   YEAR     SIX MONTHS  YEAR     SIX MONTHS  YEAR
                                 ENDED      ENDED    ENDED    ENDED      ENDED      ENDED       ENDED    ENDED       ENDED    ENDED
                                11/30/02   5/31/02  11/30/02  5/31/02   11/30/02   5/31/02    11/30/02  5/31/02    11/30/02  5/31/02
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
Shares issued ..............      6,388     19,648    2,559   1,744        177       298         293      240        28        21
Shares reinvested ..........         --      2,160       --      81         --        17          --        6        --        --
Shares redeemed ............    (10,941)*   (5,423)    (851)   (339)       (46)      (17)        (77)      (6)       (3)       --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....     (4,553)    16,385    1,708   1,486        131       298         216      240        25        21
===================================================================================================================================
SMALL/MID CAP VALUE FUND**
Shares issued ..............      2,108         --       68      --         --        --          --       --        --        --
Shares reinvested ..........         --         --       --      --         --        --          --       --        --        --
Shares redeemed ............        (53)        --       (1)     --         --        --          --       --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase ...............      2,055         --       67      --         --        --          --       --        --        --
===================================================================================================================================
TAX MANAGED EQUITY FUND
Shares issued ..............        482      1,301      194     349         39       104           1       39         9         2
Shares reinvested ..........          2          2        2       1         --        --          --       --        --        --
Shares redeemed ............     (1,242)    (2,743)    (207)   (328)      (119)     (144)        (18)     (19)       --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....       (758)    (1,440)     (11)     22        (80)      (40)        (17)      20         9         2
===================================================================================================================================
AGGRESSIVE ALLOCATION FUND
Shares issued ..............         10         60       32      49         16        15           3       25        18        57
Shares reinvested ..........         --          4       --       4         --        --          --       --        --        --
Shares redeemed ............         --         --      (17)     (2)        (2)       (1)         (2)      --        (2)       --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase ...............         10         64       15      51         14        14           1       25        16        57
===================================================================================================================================
BALANCED ALLOCATION FUND
Shares issued ..............      1,130      2,257      580     762        136       175           6       85        66        38
Shares reinvested ..........        159        366       17      24          4         7          --        1        --        --
Shares redeemed ............     (3,496)    (4,352)    (556)   (337)      (126)     (118)        (13)      (5)       (4)       --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....     (2,207)    (1,729)      41     449         14        64          (7)      81        62        38
===================================================================================================================================
CONSERVATIVE ALLOCATION FUND
Shares issued ..............          1         27       22      25         28        21           6       77        48        37
Shares reinvested ..........          2          7        2       7         --         1          --       --        --        --
Shares redeemed ............         --         --       (4)     (5)        (2)       (5)         (9)      (9)       (5)       --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....          3         34       20      27         26        17          (3)      68        43        37
===================================================================================================================================
BOND FUND
Shares issued ..............      7,679     11,472      609     660         33        24           3        9         8        --
Shares reinvested ..........        316      1,118       16      35          3         9           1        1        --        --
Shares redeemed ............    (22,564)   (18,395)    (649)    (30)       (55)       (2)         (1)      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....    (14,569)    (5,805)     207      46          6       (22)          2        9         8        --
===================================================================================================================================
GNMA FUND
Shares issued ..............      2,965      4,229      125     561         77        48          27      174        39         1
Shares reinvested ..........         49        110       12       7          2         1           3        3        --        --
Shares redeemed ............     (2,694)    (2,427)     (40)    (45)        (7)      (13)         (6)     (11)       (3)       --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase ...............        320      1,912       97     523         72        36          24      166        36         1
===================================================================================================================================

 *INCLUDES REDEMPTIONS AS A RESULT OF A REDEMPTION IN KIND (SEE NOTE 9). **SMALL/MID CAP VALUE FUND COMMENCED OPERATIONS ON JULY 1, 2002.

118 NOVEMBER 30, 2002

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS
                                                                     (UNAUDITED)

                                                                           (000)
                                ---------------------------------------------------------------------------------------------------
                                      CLASS I              CLASS A               CLASS B             CLASS C            CLASS H
                                ---------------------------------------------------------------------------------------------------
                                SIX MONTHS   YEAR     SIX MONTHS   YEAR    SIX MONTHS   YEAR    SIX MONTHS   YEAR  SIX MONTHS  YEAR
                                  ENDED      ENDED      ENDED     ENDED      ENDED      ENDED     ENDED     ENDED    ENDED    ENDED
                                 11/30/02   5/31/02    11/30/02  5/31/02    11/30/02   5/31/02   11/30/02  5/31/02  11/30/02 5/31/02
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
Shares issued ..................   7,595     13,968       290       237       40          27      17          29       12       4
Shares reinvested ..............     192        404        12        27        2           5       1           1       --      --
Shares redeemed ................  (5,197)   (14,718)     (197)     (204)     (26)        (29)    (10)         (8)      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ........   2,590       (346)      105        60       16           3       8          22       12       4
===================================================================================================================================
LIMITED MATURITY BOND FUND
Shares issued ..................  12,599     13,134     2,227     1,108       41          82      56          92       63      17
Shares reinvested ..............     127        309         7        18        2           3       1           1        1      --
Shares redeemed ................  (9,488)   (11,331)     (929)      (19)     (27)         (5)    (11)         (4)      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase ...................   3,238      2,112       130       197       24          58      52          82       60      17
===================================================================================================================================
TOTAL RETURN ADVANTAGE FUND
Shares issued ..................   1,409      2,651       250        83       11          16      13           7       --      --
Shares reinvested ..............     317        838         4         4        1           1      --          --       --      --
Shares redeemed ................  (4,261)   (13,596)      (73)       (4)      (2)         --      (6)         --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ........  (2,535)   (10,107)      171        14        8          15      13           1       --      --
===================================================================================================================================
U.S. GOVERNMENT INCOME FUND
Shares issued ..................   5,204      9,492     1,277       279      161         122      60         104       34       2
Shares reinvested ..............      74        130        26        40       11          19       2           2       --      --
Shares redeemed ................  (5,033)    (6,853)   (1,039)     (406)     (95)       (198)    (11)        (39)      (3)     --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ........     245      2,769       264       (87)      77         (57)     51          67       31       2
===================================================================================================================================
MICHIGAN MUNICIPAL BOND FUND
Shares issued ..................   1,473      1,234       102     1,014       25          32       1          26       --      --
Shares reinvested ..............      35         74        16        51        2           5      --          --       --      --
Shares redeemed ................  (1,488)    (2,400)     (314)     (910)     (34)        (36)     --          --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ........      20     (1,092)     (196)      155       (7)          1       1          26       --      --
===================================================================================================================================
NATIONAL TAX EXEMPT BOND FUND
Shares issued ..................   1,460      3,483       161       292       10          37       6           2       --      --
Shares reinvested ..............      14         31         4        22        1           1      --          --       --      --
Shares redeemed ................  (1,506)    (3,217)     (474)     (252)      (2)        (14)     --          (8)      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ........     (32)       297      (309)       62        9          24       6          (6)      --      --
===================================================================================================================================
OHIO TAX EXEMPT BOND FUND
Shares issued ..................     873      2,359       184       468       15          14      13         134       10      11
Shares reinvested ..............      16         34        15        32        1          --       1           1       --      --
Shares redeemed ................  (1,154)    (2,794)     (244)     (227)      --          --      (8)        (69)      --      (8)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ........    (265)      (401)      (45)      273       16          14       6          66       10       3
===================================================================================================================================
PENNSYLVANIA MUNICIPAL BOND FUND
Shares issued ..................     689      1,335        19        62       --          --      50          44       --      --
Shares reinvested ..............       4          6         1         1       --          --       1           1       --      --
Shares redeemed ................    (440)      (823)      (22)       (5)      --          --      (4)         (1)      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ........     253        518        (2)       58       --          --      47          44       --      --
===================================================================================================================================

                                                           NOVEMBER 30, 2002 119

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS
(UNAUDITED)

7. MARKET AND CREDIT RISK

Some countries in which certain Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States of America. Consequently, acquisition and disposition of securities by a Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of a Fund.

The Balanced Allocation, Bond, GNMA, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and U.S. Government Income Funds may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

The Total Return Advantage Fund is subject to special risks associated with investments in fixed income securities that are unrated or rated below investment grade, sometimes known as "junk bonds". The Total Return Advantage Fund is permitted to invest up to 15% of its assets in junk bonds, which involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends on a timely basis and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Michigan Municipal Bond, Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. The National Tax Exempt Bond Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Michigan Municipal Bond, National Tax Exempt Bond, Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Statement of Net Assets.

The Funds invest in securities that include revenue bonds, tax and revenue anticipation notes and general obligation bonds. At November 30, 2002, the percentage of portfolio investments by each revenue source were as follows:

                                     NATIONAL    OHIO
                          MICHIGAN     TAX       TAX    PENNSYLVANIA
                          MUNICIPAL   EXEMPT    EXEMPT   MUNICIPAL
                             BOND      BOND      BOND      BOND
                          ---------   ------    ------   ---------
Agency ...............       31.2%     26.4%     21.6%     42.1%
General Obligations ..       33.8      41.7      55.2      25.8
Hospital .............        5.9       0.7       5.5       0.6
Prerefunded & Escrowed
to Maturity ..........       15.3      14.5       5.5      16.3
Utility ..............       13.8      16.7      12.2      15.2
                            -----     -----     -----     -----
                            100.0%    100.0%    100.0%    100.0%


120 NOVEMBER 30, 2002

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS
                                                                     (UNAUDITED)

The rating of long-term debt as a percentage of total value of investments at November 30, 2002, were as follows:

                                NATIONAL   OHIO
                     MICHIGAN     TAX      TAX  PENNSYLVANIA
STANDARD & Poor's/   Municipal   Exempt   Exempt  Municipal
Moody's Ratings       Bond        Bond     Bond    Bond
---------------      --------   --------  ------ ----------
AAA/Aaa               79.0%       69.2%    63.3%   79.6%
 AA/Aa                15.5        26.9     27.6    16.8
  A/A                  5.1         2.5      5.8     1.9
BBB/Baa                0.4          --      0.3     0.6
  NR                    --         1.4      3.0     1.1
                      -----       -----    -----   -----
                      100.0%      100.0%   100.0%  100.0%

Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.

8. SECURITIES LENDING

To generate additional income, the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with Union Bank of California
(UBOC), the securities lending agent. The Funds may lend up to 331/3% of securities in which they are invested requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued income on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The Funds receive 60% of the interest received on the collateral net of any expenses incurred by UBOC. In consideration of services rendered pursuant to the Lending Agreement, UBOC will pay SEI Investments a fee computed daily and equal to 10% of the gross revenue generated from securities lending. This income is used to defray certain expenses incurred on behalf of the Armada Funds.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by IMC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of IMC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. The loaned securities were fully collateralized by cash, U.S. government securities, short-term corporate notes and repurchase agreements as of November 30, 2002.

The market value of the securities on loan and the related collateral received as of November 30, 2002 and the income received from securities lending for the six months ended November 30, 2002 were as follows:

                           MARKET      MARKET         INCOME
                            VALUE       VALUE        RECEIVED
                         OF SECURITIES   OF      FROM SECURITIES
                            ON LOAN  COLLATERAL      LENDING
                            (000)       (000)         (000)
                         ---------------------------------------
Core Equity Fund .....    $ 11,863    $ 12,208        $ 10
Equity Growth Fund ...      80,117      82,514          50
Equity Index Fund ....      10,175      10,626           9
International Equity
Fund .................      19,929      20,975         107
Large Cap Ultra Fund .       6,153       6,340           2
Large Cap Value Fund .      30,468      31,376          30
Mid Cap Growth
Fund .................      14,960      15,470          14
Small Cap Growth
Fund .................      37,682      39,451          77
Small Cap Value
Fund .................     107,504     112,799          89
Small/Mid Cap Value
Fund .................       2,097       2,183          --
Tax Managed Equity
Fund .................       7,971       8,139           5
Balanced Allocation
Fund .................         824         866          17
Bond Fund ............      98,213     100,292         115
Intermediate Bond
Fund .................     118,992     121,827         102
Limited Maturity Bond
Fund .................      80,109      81,848          45
Total Return Advantage
Fund .................      72,997      75,018          52
U S  Government
Income Fund ..........       3,174       3,253           4

                                                           NOVEMBER 30, 2002 121

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS
(UNAUDITED)


9.  IN KIND TRANSFERS OF SECURITIES

During the six months ended NOVEMBER 30, 2002, the International Equity, Large Cap Ultra, Large Cap Value, Mid Cap Growth, Small Cap Growth and Small Cap Value Funds distributed securities in lieu of cash for an affiliated Class I shareholder redemption. The shareholder received a pro-rata portion of the International Equity, Large Cap Ultra, Large Cap Value, Mid Cap Growth, Small Cap Growth and Small Cap Value Fund's holdings. The value of the redemptions were as follows:
                                         REALIZED
                           VALUE        GAIN (LOSS)
                           OF THE       INCLUDED IN         SHARES
                         REDEMPTION      REDEMPTION        REDEEMED
                         ----------      ----------        --------
International Equity
Fund ...............    $ 95,289,636    $    235,847       12,423,681
Large Cap Ultra
Fund ...............      23,008,718       2,293,396        3,143,268
Large Cap Value
Fund ...............     176,197,182      14,929,281       13,419,435
Mid Cap Growth
Fund ...............      25,720,357        (134,292)       5,144,071
Small Cap Growth
Fund ...............      27,950,650      (3,173,472)       4,367,289
Small Cap Value
Fund ...............     110,503,086      16,439,821        6,697,157

Net realized gains from these transactions are not taxable to the Funds. Such gains are not distributed to shareholders and will be reclassified to paid in capital at the Fund's fiscal year end. Furthermore, net realized losses from these transactions cannot be used to offset any capital gains incurred by the Funds. Such losses will also be reclassified to paid in capital at the Fund's fiscal year end. These transactions were completed following guidelines approved by the Board of Trustees.




122 NOVEMBER 30, 2002

                                                                           NOTES

NOTES

                                INVESTMENT ADVISER
                  National City Investment Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114

                                    DISTRIBUTOR
                         SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                            Drinker Biddle &Reath LLP
                                 One Logan Square
                             18th and Cherry Streets
                       Philadelphia, Pennsylvania 19103-6996



                                                     [Armada Funds Logo Omitted]

[Armada Funds Logo Omitted]
WWW.ARMADAFUNDS.COM

One Freedom Valley Drive
Oaks, PA  19456


INVESTMENT ADVISOR:

[National City Logo Omitted]
Investment Management Company (SM)

1900 East Ninth Street, 22nd Floor
Cleveland, OH 44114




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       IMPORTANT INFORMATION REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

TO REDUCE EXPENSES, ARMADA FUNDS MAY MAIL ONLY ONE COPY OF THE FUND'S PROSPECTUS AND EACH ANNUAL AND SEMI-ANNUAL REPORT TO THOSE ADDRESSES SHARED BY TWO OR MORE
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ARM-SA-003-0100 (12/02)